UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:          811-08379
                                   --------------------------------


                        Principal Real Estate Securities Fund, Inc.
 ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    711 High Street Des Moines, IA 50392-2080
 ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Princor Financial Services Corporation Des Moines, IA 50392-2080
     ------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:          515 247-5476
                                                   --------------------------

Date of fiscal year end:     October 31, 2004
                        ----------------------------

Date of reporting period:   April 30, 2004
                         ----------------------------

Item 1. Report to Shareholders.

                               TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations............................................... 13
 Statements of Changes in Net Assets.................................... 24
 Notes to Financial Statements.......................................... 35
 Schedules of Investments
  Balanced Fund.........................................................46
  Bond Fund.............................................................65
  Capital Value Fund....................................................75
  Cash Management Fund..................................................78
  Equity Income Fund....................................................81
  Government Securities Income Fund.....................................84
  Growth Fund...........................................................85
  International Emerging Markets Fund...................................87
  International Fund....................................................90
  International SmallCap Fund...........................................93
  LargeCap Stock Index Fund.............................................97
  Limited Term Bond Fund................................................106
  MidCap Fund...........................................................114
  Partners Blue Chip Fund...............................................118
  Partners Equity Growth Fund...........................................122
  Partners LargeCap Blend Fund..........................................124
  Partners LargeCap Value Fund..........................................130
  Partners MidCap Growth Fund...........................................133
  Partners SmallCap Growth Fund.........................................136
  Real Estate Securities Fund...........................................138
  SmallCap Fund.........................................................139
  Tax-Exempt Bond Fund..................................................142
 Financial Highlights...................................................145
Fund Directors..........................................................167

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                             BALANCED              BOND
                                            FUND, INC.          FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $105,768,819        $235,360,554
                                          ============        ============
ASSETS
Investment in securities--at value.....   $106,483,772/(c)/   $236,763,059/(c)/
Cash...................................         80,266           3,284,595
Receivables:
 Capital Shares sold...................          1,175              11,521
 Dividends and interest................        444,829           2,203,004
 Investment securities sold............        133,876           1,399,607
Other assets...........................          5,311               8,429
Prepaid directors' expenses............          1,162               1,715
                                          ------------        ------------
                           Total Assets    107,150,391         243,671,930
LIABILITIES
Accrued management and investment
 advisory fees.........................         10,065              16,493
Accrued distribution fees..............          5,927              13,644
Accrued transfer and administrative
 fees..................................         92,520             132,520
Accrued other expenses.................         34,327              27,592
Payables:
 Capital Shares reacquired.............         86,086              84,308
 Investment securities purchased.......      5,900,676          29,672,535
 Unrealized loss on swap agreements....             --             297,832
Collateral obligation on securities
 loaned, at value......................        548,638             395,638
                                          ------------        ------------
                      Total Liabilities      6,678,239          30,640,562
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $100,472,152        $213,031,368
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $112,872,520        $223,113,950
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............         19,870            (410,075)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (13,135,191)        (10,777,180)
Net unrealized appreciation
 (depreciation) of investments.........        714,953           1,104,673
                                          ------------        ------------
                       Total Net Assets   $100,472,152        $213,031,368
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000         200,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................   $ 85,040,978        $180,605,344
  Shares issued and outstanding........      6,944,561          16,563,178
  Net asset value per share............   $      12.25        $      10.90
  Maximum offering price per share
 /(a)/ ................................   $      13.00        $      11.44
                                          ============        ============

Class B: Net Assets....................   $ 15,431,174        $ 32,426,024
  Shares issued and outstanding........      1,266,180           2,977,712
  Net asset value per share /(b)/ .....   $      12.19        $      10.89
                                          ============        ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal / /Balanced Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Bond Fund, Inc./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               PRINCIPAL          PRINCIPAL
                                             CAPITAL VALUE     CASH MANAGEMENT
                                              FUND, INC.         FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......   $336,373,661       $  326,144,663
                                            ============       ==============
ASSETS
Investment in securities--at value.......   $356,271,178/(c)/  $  326,144,663
Cash.....................................          9,032                1,588
Receivables:
 Capital Shares sold.....................          3,185                  650
 Dividends and interest..................        321,694              427,511
 Expense reimbursement from Manager......             --                   47
 Investment securities sold..............        130,418                   --
Other assets.............................         30,542               28,548
Prepaid directors' expenses..............          3,732                  460
                                            ------------       --------------
                             Total Assets    356,769,781          326,603,467
LIABILITIES
Accrued management and investment
 advisory fees...........................         34,829               23,664
Accrued distribution fees................         11,761                  201
Accrued transfer and administrative fees.        204,957              230,494
Accrued other expenses...................         27,297               28,455
Payables:
 Capital Shares reacquired...............        104,444            1,200,808
 Variation margin on futures contracts...         14,800                   --
Collateral obligation on securities
 loaned, at value........................      1,501,000                   --
                                            ------------       --------------
                        Total Liabilities      1,899,088            1,483,622
                                            ------------       --------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................   $354,870,693       $  325,119,845
                                            ============       ==============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................   $347,728,421       $  325,119,845
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................        896,231                   --
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................    (13,620,676)                  --
Net unrealized appreciation
 (depreciation) of investments...........     19,866,717                   --
                                            ------------       --------------
                         Total Net Assets   $354,870,693       $  325,119,845
                                            ============       ==============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................    100,000,000        2,000,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................   $326,569,610       $  319,419,287
  Shares issued and outstanding..........     14,264,293          319,419,287
  Net asset value per share..............   $      22.89       $        1.000
  Maximum offering price per share /(a)/    $      24.29       $        1.000
                                            ============       ==============

Class B: Net Assets......................   $ 28,301,083       $    5,700,558
  Shares issued and outstanding..........      1,245,788            5,700,558
  Net asset value per share /(b)/ .......   $      22.72       $        1.000
                                            ============       ==============



/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal / /Capital Value Fund, Inc. No sales charge applies to Principal Cash Management Fund, Inc./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                         EQUITY INCOME   GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....  $ 73,596,325       $352,336,716
                                         ============       ============
ASSETS
Investment in securities--at value.....  $ 70,336,595       $351,727,341/(c)/
Cash...................................       829,281          2,408,693
Receivables:
 Capital Shares sold...................       135,272            253,532
 Dividends and interest................       296,019          1,487,926
 Expense reimbursement from Manager....            90                 --
 Investment securities sold............     1,580,161                 --
Other assets...........................         1,817             21,440
Prepaid directors' expenses............           631              2,287
                                         ------------       ------------
                           Total Assets    73,179,866        355,901,219
LIABILITIES
Accrued management and investment
 advisory fees.........................         7,170             24,673
Accrued distribution fees..............         4,121             19,646
Accrued transfer and administrative
 fees..................................        82,719            205,164
Accrued other expenses.................         2,449             32,536
Payables:
 Capital Shares reacquired.............        25,640            247,214
 Investment securities purchased.......     1,110,664                 --
Collateral obligation on securities
 loaned, at value......................            --         12,644,000
                                         ------------       ------------
                      Total Liabilities     1,232,763         13,173,233
                                         ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................  $ 71,947,103       $342,727,986
                                         ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................  $ 99,331,146       $349,549,431
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       257,849           (165,114)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................   (24,382,162)        (6,046,956)
Net unrealized appreciation
 (depreciation) of investments.........    (3,259,730)          (609,375)
                                         ------------       ------------
                       Total Net Assets  $ 71,947,103       $342,727,986
                                         ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................   100,000,000        125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................  $ 61,665,313       $285,703,989
  Shares issued and outstanding........     6,621,350         25,436,791
  Net asset value per share............  $       9.31       $      11.23
  Maximum offering price per share
 /(a)/ ................................  $       9.88       $      11.79
                                         ============       ============

Class B: Net Assets....................  $ 10,281,790       $ 57,023,997
  Shares issued and outstanding........     1,108,479          5,105,565
  Net asset value per share /(b)/ .....  $       9.28       $      11.17
                                         ============       ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal / /Equity Income Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Government Securities Income Fund, Inc./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL             PRINCIPAL
                                         GROWTH         INTERNATIONAL EMERGING
                                       FUND, INC.         MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $ 337,136,725          $ 34,821,213
                                    =============          ============
FOREIGN CURRENCY--AT COST ........  $          --          $    110,644
                                    =============          ============
ASSETS
Investment in securities--at value  $318,198,315/(c)/      $40,211,227/(c)/
Foreign currency--at value........             --               110,245
Cash..............................         10,000               735,963
Receivables:
 Capital Shares sold..............         73,693                 6,100
 Dividends and interest...........        184,707               145,020
 Investment securities sold.......             --                10,083
Other assets......................         13,740                   339
Prepaid directors' expenses.......          3,308                   612
                                    -------------          ------------
                      Total Assets    318,483,763            41,219,589
LIABILITIES
Accrued management and investment
 advisory fees....................         30,977                 8,772
Accrued distribution fees.........         15,180                 2,684
Accrued transfer and
 administrative fees..............        370,037                31,293
Accrued other expenses............         46,399                28,861
Payables:
 Capital Shares reacquired........        139,169                87,503
Collateral obligation on
 securities loaned, at value......      5,380,000               914,251
                                    -------------          ------------
                 Total Liabilities      5,981,762             1,073,364
                                    -------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $ 312,502,001          $ 40,146,225
                                    =============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $ 491,497,880          $ 34,977,342
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........       (847,228)               31,659
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................   (159,210,241)             (248,036)
Net unrealized appreciation
 (depreciation) of investments....    (18,938,410)            5,390,014
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies.......................             --                (4,754)
                                    -------------          ------------
                  Total Net Assets  $ 312,502,001          $ 40,146,225
                                    =============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................    200,000,000           100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...............  $ 267,765,091          $ 31,286,116
  Shares issued and outstanding...     10,148,155             2,877,827
  Net asset value per share.......  $       26.39          $      10.87
  Maximum offering price per share
 /(a)/ ...........................  $       28.00          $      11.53
                                    =============          ============

Class B: Net Assets...............  $  44,736,910          $  8,860,109
  Shares issued and outstanding...      1,768,699               851,794
  Net asset value per share /(b)/   $       25.29          $      10.40
                                    =============          ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           PRINCIPAL            PRINCIPAL
                                         INTERNATIONAL        INTERNATIONAL
                                          FUND, INC.       SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...   $258,063,003         $ 50,605,144
                                        ============         ============
FOREIGN CURRENCY--AT COST ...........   $  3,083,761         $         --
                                        ============         ============
ASSETS
Investment in securities--at value...   $273,815,661/(c)/    $63,009,919/(c)/
Foreign currency--at value...........      3,080,385                   --
Cash.................................         21,881                  781
Receivables:
 Capital Shares sold.................         41,413               18,035
 Dividends and interest..............      1,047,251              258,966
 Expense reimbursement from Manager..             --                  574
 Investment securities sold..........      4,338,404                   --
Other assets.........................          5,254                  543
Prepaid directors' expenses..........          2,751                  636
                                        ------------         ------------
                         Total Assets    282,353,000           63,289,454
LIABILITIES
Accrued management and investment
 advisory fees.......................         33,983               11,173
Accrued distribution fees............          9,423                3,713
Accrued transfer and administrative
 fees................................        207,006               66,872
Accrued other expenses...............         58,895               33,012
Payables:
 Capital Shares reacquired...........        157,542               70,698
 Indebtedness........................             --               10,000
 Investment securities purchased.....      3,253,955              342,801
Collateral obligation on securities
 loaned, at value....................     40,171,426            6,953,468
                                        ------------         ------------
                    Total Liabilities     43,892,230            7,491,737
                                        ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................   $238,460,770         $ 55,797,717
                                        ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................   $301,335,338         $ 53,458,909
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............        376,291             (160,634)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................    (78,967,461)          (9,896,464)
Net unrealized appreciation
 (depreciation) of investments.......     15,752,658           12,404,775
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................        (36,056)              (8,869)
                                        ------------         ------------
                     Total Net Assets   $238,460,770         $ 55,797,717
                                        ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................    325,000,000          100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..................   $210,402,374         $ 43,344,777
  Shares issued and outstanding......     31,185,881            3,145,796
  Net asset value per share..........   $       6.75         $      13.78
  Maximum offering price per share
 /(a)/ ..............................   $       7.16         $      14.62
                                        ============         ============

Class B: Net Assets..................   $ 28,058,396         $ 12,452,940
  Shares issued and outstanding......      4,241,897              949,404
  Net asset value per share /(b)/ ...   $       6.61         $      13.12
                                        ============         ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              PRINCIPAL          PRINCIPAL
                                            LARGECAP STOCK      LIMITED TERM
                                           INDEX FUND, INC.   BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at
 cost....................................  $     53,111       $         --
Investment in securities--at cost........    69,941,746        120,285,525
                                           ------------       ------------
TOTAL INVESTMENTS--AT COST ..............  $ 69,994,857       $120,285,525
                                           ============       ============
ASSETS
Investment in affiliated securities--at
 value...................................  $     64,811       $         --
Investment in securities--at value.......   64,290,438/(c)/    121,156,877/(c)/
Cash.....................................        14,997             10,249
Receivables:
 Capital Shares sold.....................        45,828             49,274
 Dividends and interest..................        65,881          1,186,023
 Expense reimbursement from Manager......           946                 --
 Investment securities sold..............       106,410              3,197
Other assets.............................           515                985
Prepaid directors' expenses..............           747              1,445
                                           ------------       ------------
                             Total Assets    64,590,573        122,408,050
LIABILITIES
Accrued management and investment
 advisory fees...........................         3,713              9,753
Accrued distribution fees................         2,197              3,864
Accrued transfer and administrative fees.        36,992             39,416
Accrued other expenses...................         6,504              3,736
Payables:
 Capital Shares reacquired...............        19,047            603,418
 Investment securities purchased.........       160,058            186,835
 Variation margin on futures contracts...        20,000                 --
Collateral obligation on securities
 loaned, at value........................       971,000            840,440
                                           ------------       ------------
                        Total Liabilities     1,219,511          1,687,462
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $ 63,371,062       $120,720,588
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $ 71,492,487       $123,370,729
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................       113,699         (1,654,119)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................    (2,565,441)        (1,867,374)
Net unrealized appreciation
 (depreciation) of investments...........    (5,669,683)           871,352
                                           ------------       ------------
                         Total Net Assets  $ 63,371,062       $120,720,588
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................   100,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................  $ 51,295,761       $103,249,586
  Shares issued and outstanding..........     6,266,232         10,763,834
  Net asset value per share..............  $       8.19       $       9.59
  Maximum offering price per share /(a)/   $       8.31       $       9.74
                                           ============       ============

Class B: Net Assets......................  $ 12,075,301       $ 17,471,002
  Shares issued and outstanding..........     1,473,601          1,794,465
  Net asset value per share /(b)/ .......  $       8.19       $       9.74
                                           ============       ============



/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                              MIDCAP           PARTNERS BLUE
                                            FUND, INC.        CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $420,962,277        $145,722,129
                                          ============        ============
ASSETS
Investment in securities--at value.....   $517,300,277/(c)/   $153,256,749/(c)/
Cash...................................         10,000             399,965
Receivables:
 Capital Shares sold...................         57,483               3,544
 Dividends and interest................        171,565             183,730
 Investment securities sold............      1,947,243              87,018
Other assets...........................          7,936               3,040
Prepaid directors' expenses............          6,133               1,794
                                          ------------        ------------
                           Total Assets    519,500,637         153,935,840
LIABILITIES
Accrued management and investment
 advisory fees.........................         46,756              15,429
Accrued distribution fees..............         18,651               8,221
Accrued transfer and administrative
 fees..................................        300,609             177,714
Accrued other expenses.................         42,896              16,934
Payables:
 Capital Shares reacquired.............        221,481              41,107
 Investment securities purchased.......        685,669             164,831
 Variation margin on futures contracts.             --               1,200
Collateral obligation on securities
 loaned, at value......................      7,132,000             273,000
                                          ------------        ------------
                      Total Liabilities      8,448,062             698,436
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $511,052,575        $153,237,404
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $387,430,083        $177,961,530
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       (152,615)             43,664
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     27,437,107         (32,297,356)
Net unrealized appreciation
 (depreciation) of investments.........     96,338,000           7,529,566
                                          ------------        ------------
                       Total Net Assets   $511,052,575        $153,237,404
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................   $437,733,592        $124,695,848
  Shares issued and outstanding........     10,746,946           7,238,627
  Net asset value per share............   $      40.73        $      17.23
  Maximum offering price per share
 /(a)/ ................................   $      43.21        $      18.28
                                          ============        ============

Class B: Net Assets....................   $ 73,318,983        $ 28,541,556
  Shares issued and outstanding........      1,889,406           1,723,761
  Net asset value per share /(b)/ .....   $      38.81        $      16.56
                                          ============        ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $ 67,959,104         $ 52,226,680
                                          ============         ============
ASSETS
Investment in securities--at value.....   $63,454,888/(c)/     $ 53,864,221
Cash...................................        391,504              504,148
Receivables:
 Capital Shares sold...................          1,625              199,193
 Dividends and interest................         48,860               46,019
 Expense reimbursement from Manager....             --                  822
 Investment securities sold............        384,900              139,558
Other assets...........................            751                  253
Prepaid directors' expenses............            711                  803
                                          ------------         ------------
                           Total Assets     64,283,239           54,755,017
LIABILITIES
Accrued management and investment
 advisory fees.........................          7,736                6,815
Accrued distribution fees..............          4,310                4,124
Accrued transfer and administrative
 fees..................................         86,356               34,373
Accrued other expenses.................         23,499               10,861
Payables:
 Capital Shares reacquired.............         24,284               30,090
 Investment securities purchased.......        189,838              356,672
 Variation margin on futures contracts.             --                2,400
Collateral obligation on securities
 loaned, at value......................      3,023,000                   --
                                          ------------         ------------
                      Total Liabilities      3,359,023              445,335
                                          ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $ 60,924,216         $ 54,309,682
                                          ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $ 91,313,234         $ 50,834,204
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       (291,865)             (39,679)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (25,592,937)           1,878,586
Net unrealized appreciation
 (depreciation) of investments.........     (4,504,216)           1,636,571
                                          ------------         ------------
                       Total Net Assets   $ 60,924,216         $ 54,309,682
                                          ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    100,000,000          100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................   $ 45,418,745         $ 37,522,842
  Shares issued and outstanding........      6,333,765            3,904,000
  Net asset value per share............   $       7.17         $       9.61
  Maximum offering price per share
 /(a)/ ................................   $       7.61         $      10.20
                                          ============         ============

Class B: Net Assets....................   $ 15,505,471         $ 16,786,840
  Shares issued and outstanding........      2,235,949            1,789,672
  Net asset value per share /(b)/ .....   $       6.93         $       9.38
                                          ============         ============



/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 49,458,608        $ 28,037,065
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 55,600,181        $ 30,717,639
Cash...................................       1,502,784             715,579
Receivables:
 Capital Shares sold...................          49,933               9,329
 Dividends and interest................          63,847               6,871
 Expense reimbursement from Manager....              --                 965
 Investment securities sold............         104,560             780,391
Other assets...........................             270                 237
Prepaid directors' expenses............             834                 555
                                           ------------        ------------
                           Total Assets      57,322,409          32,231,566
LIABILITIES
Accrued management and investment
 advisory fees.........................           7,211               4,940
Accrued distribution fees..............           4,187               2,410
Accrued transfer and administrative
 fees..................................          32,813              30,258
Accrued other expenses.................           5,005               5,066
Payables:
 Capital Shares reacquired.............          69,377              90,304
 Investment securities purchased.......          31,012             276,280
                                           ------------        ------------
                      Total Liabilities         149,605             409,258
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 57,172,804        $ 31,822,308
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 51,122,490        $ 41,174,149
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............          61,622            (312,229)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................        (152,881)        (11,720,186)
Net unrealized appreciation
 (depreciation) of investments.........       6,141,573           2,680,574
                                           ------------        ------------
                       Total Net Assets    $ 57,172,804        $ 31,822,308
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 41,034,465        $ 22,539,613
  Shares issued and outstanding........       3,535,360           4,463,427
  Net asset value per share............    $      11.61        $       5.05
  Maximum offering price per share
 /(a)/ ................................    $      12.32        $       5.36
                                           ============        ============

Class B: Net Assets....................    $ 16,138,339        $  9,282,695
  Shares issued and outstanding........       1,407,572           1,881,494
  Net asset value per share /(b)/ .....    $      11.47        $       4.93
                                           ============        ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./ /(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                     PARTNERS SMALLCAP        REAL ESTATE
                                     GROWTH FUND, INC.   SECURITIES FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .    $ 14,948,332          $ 52,274,292
                                       ============          ============
ASSETS
Investment in securities--at value.    $ 17,163,425          $ 58,533,427
Cash...............................         505,093                10,001
Receivables:
 Capital Shares sold...............           3,358               124,816
 Dividends and interest............           3,784                65,679
 Expense reimbursement from Manager             637                    --
Other assets.......................              79                   453
Prepaid directors' expenses........             261                   940
                                       ------------          ------------
                       Total Assets      17,676,637            58,735,316
LIABILITIES
Accrued management and investment
 advisory fees.....................           2,707                 8,758
Accrued distribution fees..........           1,346                 3,885
Accrued transfer and administrative
 fees..............................          13,902                32,244
Accrued other expenses.............           2,784                 3,199
Payables:
 Capital Shares reacquired.........          39,023                29,977
 Investment securities purchased...          22,842               254,207
                                       ------------          ------------
                  Total Liabilities          82,604               332,270
                                       ------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................    $ 17,594,033          $ 58,403,046
                                       ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................    $ 20,709,560          $ 44,951,475
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........        (164,888)              (56,703)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................      (5,165,732)            7,249,139
Net unrealized appreciation
 (depreciation) of investments.....       2,215,093             6,259,135
                                       ------------          ------------
                   Total Net Assets    $ 17,594,033          $ 58,403,046
                                       ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................     100,000,000           100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets................    $ 12,060,795          $ 44,775,117
  Shares issued and outstanding....       2,282,642             3,418,236
  Net asset value per share........    $       5.28          $      13.10
  Maximum offering price per share
 /(a)/ ............................    $       5.60          $      13.90
                                       ============          ============

Class B: Net Assets................    $  5,533,238          $ 13,627,929
  Shares issued and outstanding....       1,073,927             1,046,628
  Net asset value per share /(b)/ .    $       5.15          $      13.02
                                       ============          ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value./ /(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               PRINCIPAL          PRINCIPAL
                                               SMALLCAP          TAX-EXEMPT
                                              FUND, INC.       BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......   $109,525,739        $176,161,032
                                            ============        ============
ASSETS
Investment in securities--at value.......   $114,650,914/(c)/   $179,808,918
Cash.....................................        337,281              32,404
Receivables:
 Capital Shares sold.....................          7,175               1,063
 Dividends and interest..................         61,893           2,376,012
 Investment securities sold..............        208,922                  --
Other assets.............................          1,118               9,951
Prepaid directors' expenses..............          1,083               1,646
                                            ------------        ------------
                             Total Assets    115,268,386         182,229,994
LIABILITIES
Accrued management and investment
 advisory fees...........................         14,814              13,988
Accrued distribution fees................          6,997               7,216
Accrued transfer and administrative fees.        127,856              41,006
Accrued other expenses...................         27,469               5,350
Payables:
 Capital Shares reacquired...............         23,031             150,538
Collateral obligation on securities
 loaned, at value........................     12,380,000                  --
                                            ------------        ------------
                        Total Liabilities     12,580,167             218,098
                                            ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................   $102,688,219        $182,011,896
                                            ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................   $120,208,446        $176,123,031
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................       (555,205)            387,802
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................    (22,090,197)          1,853,177
Net unrealized appreciation
 (depreciation) of investments...........      5,125,175           3,647,886
                                            ------------        ------------
                         Total Net Assets   $102,688,219        $182,011,896
                                            ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................    100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................   $ 79,338,733        $170,466,372
  Shares issued and outstanding..........      9,129,063          14,042,665
  Net asset value per share..............   $       8.69        $      12.14
  Maximum offering price per share /(a)/    $       9.22        $      12.75
                                            ============        ============

Class B: Net Assets......................   $ 23,349,486        $ 11,545,524
  Shares issued and outstanding..........      2,827,689             947,009
  Net asset value per share /(b)/ .......   $       8.26        $      12.19
                                            ============        ============




/(a) //Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal / /SmallCap Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Tax-Exempt Bond Fund, Inc./
/(b) //Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge./
/(c) //Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements./
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                     PRINCIPAL     PRINCIPAL
                                                     BALANCED         BOND
                                                    FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................  $  506,210    $        --
 Interest.........................................     856,561      5,401,304
 Securities lending...............................       1,884          1,608
                                                    ----------    -----------
                                      Total Income   1,364,655      5,402,912
Expenses:
 Management and investment advisory fees..........     303,925        511,202
 Distribution fees - Class A......................     106,873        221,950
 Distribution fees - Class B......................      73,100        154,049
 Registration fees - Class A......................       5,513          7,934
 Registration fees - Class B......................       4,268          6,006
 Shareholder reports - Class A....................       7,840          9,204
 Shareholder reports - Class B....................       1,759          2,696
 Transfer and administrative fees - Class A.......      64,885         81,293
 Transfer and administrative fees - Class B.......      15,381         24,829
 Auditing and legal fees..........................       4,384          5,463
 Custodian fees...................................      29,757          7,809
 Directors' expenses..............................       1,625          3,691
 Registration fees................................       8,444          9,776
 Transfer and administrative fees.................     134,605        191,541
 Other expenses...................................       2,711          6,969
                                                    ----------    -----------
                              Total Gross Expenses     765,070      1,244,412
 Less: Fees paid indirectly.......................       1,088             --
                                                    ----------    -----------
                                Total Net Expenses     763,982      1,244,412
                                                    ----------    -----------
            Net Investment Income (Operating Loss)     600,673      4,158,500

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................   3,223,802      2,957,708
 Swap agreements..................................          --         98,080
Change in unrealized appreciation/depreciation of:
 Investments......................................    (215,309)    (4,010,353)
 Swap agreements..................................          --       (297,832)
                                                    ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies   3,008,493     (1,252,397)
                                                    ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $3,609,166    $ 2,906,103
                                                    ==========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                               CAPITAL VALUE   CASH MANAGEMENT
                                                FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................  $  3,655,590      $       --
 Interest....................................        28,757       1,909,223
 Securities lending..........................        13,721              --
                                               ------------      ----------
                                 Total Income     3,698,068       1,909,223
Expenses:
 Management and investment advisory fees.....     1,065,028         754,030
 Distribution fees - Class A.................       228,278              --
 Distribution fees - Class B.................       134,059          10,554
 Registration fees - Class A.................         5,630          15,108
 Registration fees - Class B.................         4,353           4,471
 Shareholder reports -  Class A..............        14,712           8,047
 Shareholder reports -  Class B..............         2,903             226
 Transfer and administrative fees - Class A..       134,870         205,499
 Transfer and administrative fees - Class B..        29,192           5,235
 Auditing and legal fees.....................         5,048           4,873
 Custodian fees..............................         5,872           5,843
 Directors' expenses.........................         6,028           8,119
 Registration fees...........................         8,873          10,667
 Transfer and administrative fees............       255,042         210,781
 Other expenses..............................        10,696          11,441
                                               ------------      ----------
                         Total Gross Expenses     1,910,584       1,254,894
 Less: Fees paid indirectly..................        34,250              --
 Less: Reimbursement from Manager - Class B..            --           4,427
                                               ------------      ----------
                           Total Net Expenses     1,876,334       1,250,467
                                               ------------      ----------
       Net Investment Income (Operating Loss)     1,821,734         658,756

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................    33,160,449              --
 Futures contracts...........................       242,764              --
Change in unrealized
 appreciation/depreciation of:
 Investments.................................   (12,874,666)             --
 Futures contracts...........................      (100,550)             --
                                               ------------      ----------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies    20,427,997              --
                                               ------------      ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations  $ 22,249,731      $  658,756
                                               ============      ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                         EQUITY INCOME   GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................  $ 1,419,023         $        --
 Interest..............................      363,186           8,515,427
 Securities lending....................           --               1,677
                                         -----------         -----------
                           Total Income    1,782,209           8,517,104
Expenses:
 Management and investment advisory
  fees.................................      217,009             773,115
 Distribution fees - Class A...........       77,990             345,305
 Distribution fees - Class B...........       45,602             278,636
 Registration fees - Class A...........        4,613              12,436
 Registration fees - Class B...........        4,369               9,944
 Shareholder reports - Class A.........        4,979              10,508
 Shareholder reports - Class B.........        1,407               3,321
 Transfer and administrative fees -
  Class A..............................       47,382              97,903
 Transfer and administrative fees -
  Class B..............................       13,245              29,138
 Auditing and legal fees...............        3,353               5,554
 Custodian fees........................          766               8,263
 Directors' expenses...................        1,127               6,043
 Registration fees.....................        6,390              13,476
 Transfer and administrative fees......      107,233             259,957
 Other expenses........................        2,087              11,800
                                         -----------         -----------
                   Total Gross Expenses      537,552           1,865,399
 Less: Reimbursement from Manager -
  Class B..............................          911                  --
                                         -----------         -----------
                     Total Net Expenses      536,641           1,865,399
                                         -----------         -----------
 Net Investment Income (Operating Loss)    1,245,568           6,651,705

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............    4,379,008             423,861
Change in unrealized
 appreciation/depreciation of:
 Investments...........................   (4,954,711)         (4,344,328)
                                         -----------         -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies     (575,703)         (3,920,467)
                                         -----------         -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations  $   669,865         $ 2,731,238
                                         ===========         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                          PRINCIPAL           PRINCIPAL
                                            GROWTH      INTERNATIONAL EMERGING
                                          FUND, INC.      MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................  $ 1,288,892         $   583,263
 Withholding tax on foreign dividends..           --             (55,844)
 Interest..............................       33,415                 119
 Securities lending....................        1,721               9,678
                                         -----------         -----------
                           Total Income    1,324,028             537,216
Expenses:
 Management and investment advisory
  fees.................................      933,981             248,365
 Distribution fees - Class A...........      252,262              38,748
 Distribution fees - Class B...........      212,548              37,238
 Registration fees - Class A...........        5,058               4,468
 Registration fees - Class B...........        4,169               4,567
 Shareholder reports - Class A.........       31,050               3,336
 Shareholder reports - Class B.........        7,505               1,060
 Transfer and administrative fees -
  Class A..............................      221,967              22,018
 Transfer and administrative fees -
  Class B..............................       58,912               6,850
 Auditing and legal fees...............        4,619               4,190
 Custodian fees........................        2,169              44,754
 Directors' expenses...................        4,980                 526
 Registration fees.....................       14,923               6,465
 Transfer and administrative fees......      408,775              54,112
 Other expenses........................        8,338               1,406
                                         -----------         -----------
                   Total Gross Expenses    2,171,256             478,103
 Less: Fees paid indirectly............        3,477               5,401
                                         -----------         -----------
                     Total Net Expenses    2,167,779             472,702
                                         -----------         -----------
 Net Investment Income (Operating Loss)     (843,751)             64,514

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............   (4,379,059)          5,026,585
 Foreign currency transactions.........           --             (29,076)
Change in unrealized
 appreciation/depreciation of:
 Investments...........................   16,574,256          (2,870,908)
 Translation of assets and liabilities
  in foreign currencies................           --                 224
                                         -----------         -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies   12,195,197           2,126,825
                                         -----------         -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations  $11,351,446         $ 2,191,339
                                         ===========         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...............................  $  2,433,180        $  588,894
 Withholding tax on foreign dividends....      (281,619)          (53,032)
 Interest................................        12,964             1,726
 Securities lending......................        78,266            23,441
                                           ------------        ----------
                             Total Income     2,242,791           561,029
Expenses:
 Management and investment advisory fees.     1,027,176           313,199
 Distribution fees - Class A.............       166,313            50,778
 Distribution fees - Class B.............       129,675            53,354
 Registration fees - Class A.............         6,753             5,664
 Registration fees - Class B.............         4,403             4,916
 Shareholder reports - Class A...........        17,276             5,243
 Shareholder reports - Class B...........         4,046             1,072
 Transfer and administrative fees - Class
  A......................................       140,167            37,533
 Transfer and administrative fees - Class
  B......................................        36,364            14,147
 Auditing and legal fees.................         4,986             3,698
 Custodian fees..........................        77,110            24,932
 Directors' expenses.....................         3,798               790
 Registration fees.......................        10,270             9,411
 Transfer and administrative fees........       239,186            91,379
 Other expenses..........................         7,510             1,193
                                           ------------        ----------
                     Total Gross Expenses     1,875,033           617,309
 Less: Fees paid indirectly..............        26,057             6,119
 Less: Reimbursement from Manager - Class
  A......................................            --             3,026
 Less: Reimbursement from Manager - Class
  B......................................            --             1,513
                                           ------------        ----------
                       Total Net Expenses     1,848,976           606,651
                                           ------------        ----------
   Net Investment Income (Operating Loss)       393,815           (45,622)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.................    33,378,084         6,711,186
 Foreign currency transactions...........         6,922            (2,712)
Change in unrealized
 appreciation/depreciation of:
 Investments.............................   (11,673,495)          907,430
 Translation of assets and liabilities in
  foreign currencies.....................       (27,742)           (8,094)
                                           ------------        ----------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currencies    21,683,769         7,607,810
                                           ------------        ----------
    Net Increase (Decrease) in Net Assets
                Resulting from Operations  $ 22,077,584        $7,562,188
                                           ============        ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                               PRINCIPAL          PRINCIPAL
                                             LARGECAP STOCK     LIMITED TERM
                                            INDEX FUND, INC.   BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates................    $      713        $        --
 Dividends................................       467,393                 --
 Interest.................................        12,604          2,176,986
 Securities lending.......................           603              1,056
                                              ----------        -----------
                              Total Income       481,313          2,178,042
Expenses:
 Management and investment advisory fees..       102,467            288,153
 Distribution fees - Class A..............        35,603             74,412
 Distribution fees - Class B..............        25,234             40,494
 Registration fees - Class A..............         6,243              7,209
 Registration fees - Class B..............         4,944              7,610
 Shareholder reports - Class A............         4,134              2,687
 Shareholder reports - Class B............           832                767
 Transfer and administrative fees - Class
  A.......................................        33,699             22,041
 Transfer and administrative fees - Class
  B.......................................         9,132              6,810
 Auditing and legal fees..................         3,246              4,158
 Custodian fees...........................        11,673              5,942
 Directors' expenses......................           820              1,905
 Registration fees........................         8,047              9,075
 Transfer and administrative fees.........        78,996             75,260
 Other expenses...........................         1,345              3,021
                                              ----------        -----------
                      Total Gross Expenses       326,415            549,544
 Less: Reimbursement from Manager - Class
  A.......................................        33,701                 --
 Less: Reimbursement from Manager - Class
  B.......................................         9,991                 --
                                              ----------        -----------
                        Total Net Expenses       282,723            549,544
                                              ----------        -----------
    Net Investment Income (Operating Loss)       198,590          1,628,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................        23,029            (11,786)
 Futures contracts........................       135,699                 --
Change in unrealized
 appreciation/depreciation of:
 Investments..............................     2,522,330           (994,682)
 Investments in affiliates................         6,563                 --
 Futures contracts........................       (67,650)                --
                                              ----------        -----------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies     2,619,971         (1,006,468)
                                              ----------        -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations    $2,818,561        $   622,030
                                              ==========        ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  PRINCIPAL       PRINCIPAL
                                                   MIDCAP       PARTNERS BLUE
                                                 FUND, INC.    CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $ 4,311,062     $1,202,978
 Interest......................................       24,494            202
 Securities lending............................        4,901          3,125
                                                 -----------     ----------
                                   Total Income    4,340,457      1,206,305
Expenses:
 Management and investment advisory fees.......    1,377,870        461,995
 Distribution fees - Class A...................      383,640        106,105
 Distribution fees - Class B...................      217,896        134,872
 Registration fees - Class A...................        8,298          4,475
 Registration fees - Class B...................        6,471          6,135
 Shareholder reports - Class A.................       26,053         10,342
 Shareholder reports - Class B.................        5,866          3,088
 Transfer and administrative fees - Class A....      215,995        115,975
 Transfer and administrative fees - Class B....       56,775         36,439
 Auditing and legal fees.......................        5,121          4,740
 Custodian fees................................        6,566          8,617
 Directors' expenses...........................        7,382          2,382
 Registration fees.............................       12,290          7,088
 Transfer and administrative fees..............      432,144        256,095
 Other expenses................................       11,442          4,294
                                                 -----------     ----------
                           Total Gross Expenses    2,773,809      1,162,642
 Less: Fees paid indirectly....................        3,932          4,995
                                                 -----------     ----------
                             Total Net Expenses    2,769,877      1,157,647
                                                 -----------     ----------
         Net Investment Income (Operating Loss)    1,570,580         48,658

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................   27,697,140      6,223,571
 Futures contracts.............................           --         39,053
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   14,161,678      3,274,597
 Futures contracts.............................           --        (12,326)
                                                 -----------     ----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   41,858,818      9,524,895
                                                 -----------     ----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $43,429,398     $9,573,553
                                                 ===========     ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................    $   288,144         $   421,517
 Interest..............................            342                 294
 Securities lending....................            650                  --
                                           -----------         -----------
                           Total Income        289,136             421,811
Expenses:
 Management and investment advisory
  fees.................................        228,057             199,443
 Distribution fees - Class A...........         56,688              46,261
 Distribution fees - Class B...........         70,537              74,373
 Registration fees - Class A...........          4,222               6,442
 Registration fees - Class B...........          5,085               5,920
 Shareholder reports - Class A.........          6,578               3,297
 Shareholder reports - Class B.........          2,254               1,522
 Transfer and administrative fees -
  Class A..............................         52,508              23,327
 Transfer and administrative fees -
  Class B..............................         18,095              10,734
 Auditing and legal fees...............          3,217               3,092
 Custodian fees........................          6,017               7,979
 Directors' expenses...................            921                 714
 Registration fees.....................         10,264               9,054
 Transfer and administrative fees......        121,174              77,079
 Other expenses........................          1,521               1,069
                                           -----------         -----------
                   Total Gross Expenses        587,138             470,306
 Less: Fees paid indirectly............         36,273               2,170
 Less: Reimbursement from Manager -
  Class A..............................             --               6,779
 Less: Reimbursement from Manager -
  Class B..............................             --               2,037
                                           -----------         -----------
                     Total Net Expenses        550,865             459,320
                                           -----------         -----------
 Net Investment Income (Operating Loss)       (261,729)            (37,509)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............      2,936,898           4,027,019
 Futures contracts.....................             --              (3,024)
Change in unrealized
 appreciation/depreciation of:
 Investments...........................     (1,340,157)         (1,420,497)
 Futures contracts.....................             --                (970)
                                           -----------         -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies      1,596,741           2,602,528
                                           -----------         -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations    $ 1,335,012         $ 2,565,019
                                           ===========         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................     $  595,081         $    42,020
 Interest..............................            597                 221
                                            ----------         -----------
                           Total Income        595,678              42,241
Expenses:
 Management and investment advisory
  fees.................................        203,729             151,731
 Distribution fees - Class A...........         49,005              30,293
 Distribution fees - Class B...........         69,114              42,870
 Registration fees - Class A...........          6,467               4,866
 Registration fees - Class B...........          5,399               5,137
 Shareholder reports - Class A.........          2,672               3,877
 Shareholder reports - Class B.........          1,136               1,564
 Transfer and administrative fees -
  Class A..............................         23,487              23,056
 Transfer and administrative fees -
  Class B..............................         11,010               8,933
 Auditing and legal fees...............          3,155               3,085
 Custodian fees........................          3,319               8,937
 Directors' expenses...................            683                 454
 Registration fees.....................          8,801               8,891
 Transfer and administrative fees......         75,768              62,624
 Other expenses........................          1,003                 708
                                            ----------         -----------
                   Total Gross Expenses        464,748             357,026
 Less: Fees paid indirectly............          6,609              14,896
 Less: Reimbursement from Manager -
  Class A..............................             --               2,318
 Less: Reimbursement from Manager -
  Class B..............................             --                 238
                                            ----------         -----------
                     Total Net Expenses        458,139             339,574
                                            ----------         -----------
 Net Investment Income (Operating Loss)        137,539            (297,333)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............        874,275           3,204,317
Change in unrealized
 appreciation/depreciation of:
 Investments...........................      2,116,832          (3,121,223)
                                            ----------         -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies      2,991,107              83,094
                                            ----------         -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations     $3,128,646         $  (214,239)
                                            ==========         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                     PARTNERS SMALLCAP        REAL ESTATE
                                     GROWTH FUND, INC.   SECURITIES FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................    $    22,735           $ 1,040,004
 Interest..........................            138                 5,684
                                       -----------           -----------
                       Total Income         22,873             1,045,688
Expenses:
 Management and investment advisory
  fees.............................         76,246               288,716
 Distribution fees - Class A.......         14,586                61,165
 Distribution fees - Class B.......         23,339                66,742
 Registration fees - Class A.......          4,162                 5,561
 Registration fees - Class B.......          4,487                 4,279
 Shareholder reports - Class A.....          1,737                 2,912
 Shareholder reports - Class B.....            771                 1,062
 Transfer and administrative fees -
  Class A..........................         10,473                28,580
 Transfer and administrative fees -
  Class B..........................          5,252                10,602
 Auditing and legal fees...........          2,833                 3,389
 Custodian fees....................          6,649                 3,363
 Directors' expenses...............            197                   893
 Registration fees.................          7,503                 8,374
 Transfer and administrative fees..         42,564                88,825
 Other expenses....................            455                 1,313
                                       -----------           -----------
               Total Gross Expenses        201,254               575,776
 Less: Fees paid indirectly........          2,960                 3,761
 Less: Reimbursement from Manager -
  Class A..........................          9,228                    --
 Less: Reimbursement from Manager -
  Class B..........................          4,265                    --
                                       -----------           -----------
                 Total Net Expenses        184,801               572,015
                                       -----------           -----------
   Net Investment Income (Operating
                              Loss)       (161,928)              473,673

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........        643,770             7,246,561
Change in unrealized
 appreciation/depreciation of:
 Investments.......................     (1,091,974)           (5,774,125)
                                       -----------           -----------
   Net Realized and Unrealized Gain
  (Loss) on Investments and Foreign
                         Currencies       (448,204)            1,472,436
                                       -----------           -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations    $  (610,132)          $ 1,946,109
                                       ===========           ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                                  SMALLCAP       TAX-EXEMPT
                                                 FUND, INC.    BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $   388,555     $        --
 Interest.....................................       18,938       4,255,780
 Securities lending...........................       12,002              --
                                                -----------     -----------
                                  Total Income      419,495       4,255,780
Expenses:
 Management and investment advisory fees......      438,825         442,865
 Distribution fees - Class A..................       99,920         194,183
 Distribution fees - Class B..................      108,323          39,140
 Registration fees - Class A..................        5,394           5,683
 Registration fees - Class B..................        5,499           4,309
 Shareholder reports - Class A................        9,938           2,091
 Shareholder reports - Class B................        3,306             211
 Transfer and administrative fees - Class A...       80,452          16,178
 Transfer and administrative fees - Class B...       24,961           1,558
 Auditing and legal fees......................        3,602           5,259
 Custodian fees...............................       15,323           1,703
 Directors' expenses..........................        1,390           3,206
 Registration fees............................        9,448           6,521
 Transfer and administrative fees.............      165,776          52,931
 Other expenses...............................        2,543           5,932
                                                -----------     -----------
                          Total Gross Expenses      974,700         781,770
 Less: Fees paid indirectly...................        4,709              --
                                                -----------     -----------
                            Total Net Expenses      969,991         781,770
                                                -----------     -----------
        Net Investment Income (Operating Loss)     (550,496)      3,474,010

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................   14,181,067       1,731,627
Change in unrealized appreciation/depreciation
 of:
 Investments..................................   (9,065,495)     (3,831,845)
                                                -----------     -----------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    5,115,572      (2,100,218)
                                                -----------     -----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $ 4,565,076     $ 1,373,792
                                                ===========     ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  BALANCED                        BOND
                                 FUND, INC.                    FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    600,673   $  1,193,145   $  4,158,500    $  8,712,254
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     3,223,802        652,592      3,055,788       2,735,130
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (215,309)     9,710,349     (4,308,185)     (1,569,324)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     3,609,166     11,556,086      2,906,103       9,878,060
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (642,838)    (1,149,081)    (4,040,178)     (8,361,854)
 Class B...............       (61,975)      (105,537)      (598,256)     (1,258,821)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions      (704,813)    (1,254,618)    (4,638,434)     (9,620,675)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     7,949,076      8,501,912     16,378,358      40,228,179
 Class B...............     2,840,119      3,828,443      4,325,875       9,474,047
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       631,616      1,123,399      3,529,329       7,225,606
 Class B...............        61,185        103,902        560,743       1,153,000
Shares redeemed:
 Class A...............    (8,175,555)   (13,624,827)   (22,789,898)    (49,476,966)
 Class B...............    (3,341,926)    (4,771,696)    (6,094,842)    (10,967,903)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions       (35,485)    (4,838,867)    (4,090,435)     (2,364,037)
                         ------------   ------------   ------------    ------------
Redemption fees - Class
 A.....................            --             --             --          48,023
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     2,868,868      5,462,601     (5,822,766)     (2,058,629)
NET ASSETS
Beginning of period....    97,603,284     92,140,683    218,854,134     220,912,763
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $100,472,152   $ 97,603,284   $213,031,368    $218,854,134
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     19,870   $     88,660   $   (410,075)   $   (470,787)
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       642,351        771,547      1,475,253       3,611,102
 Class B...............       232,577        348,303        390,773         855,831
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............        51,374        101,896        317,923         653,047
 Class B...............         4,990          9,516         50,567         104,254
Shares redeemed:
 Class A...............      (660,294)    (1,249,483)    (2,054,477)     (4,457,936)
 Class B...............      (272,642)      (440,377)      (549,646)       (990,352)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)        (1,644)      (458,598)      (369,607)       (224,054)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                      PRINCIPAL
                               CAPITAL VALUE                 CASH MANAGEMENT
                                 FUND, INC.                     FUND, INC.
--------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR         SIX MONTHS          YEAR
                            ENDED          ENDED          ENDED            ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2004           2003            2004             2003
                        -------------  -------------  --------------  ----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,821,734   $  3,522,566   $     658,756    $   2,168,212
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    33,403,213      4,689,125              --               --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (12,975,216)    54,818,796              --               --
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    22,249,731     63,030,487         658,756        2,168,212
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (3,523,805)    (4,002,940)       (658,633)      (2,146,556)
 Class B...............       (49,273)      (126,542)           (123)         (21,656)
                         ------------   ------------   -------------    -------------
    Total Dividends and
          Distributions    (3,573,078)    (4,129,482)       (658,756)      (2,168,212)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    14,746,420     22,718,257     374,799,574      655,800,513
 Class B...............     3,328,040      5,080,509       2,121,665        5,907,858
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     3,435,274      3,908,306         640,596        2,068,086
 Class B...............        48,598        124,744              73           20,850
Shares redeemed:
 Class A...............   (34,731,342)   (88,040,608)   (402,312,513)    (708,963,596)
 Class B...............    (6,134,189)    (7,451,162)     (4,116,826)      (6,947,881)
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (19,307,199)   (63,659,954)    (28,867,431)     (52,114,170)
                         ------------   ------------   -------------    -------------
Redemption fees - Class
 A.....................            --          9,452              --               --
                         ------------   ------------   -------------    -------------
         Total Increase
             (Decrease)      (630,546)    (4,749,497)    (28,867,431)     (52,114,170)
NET ASSETS
Beginning of period....   355,501,239    360,250,736     353,987,276      406,101,446
                         ------------   ------------   -------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth
   below)..............  $354,870,693   $355,501,239   $ 325,119,845    $ 353,987,276
                         ============   ============   =============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    896,231   $  2,681,825   $          --    $          --
                         ============   ============   =============    =============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       640,055      1,165,770     374,799,574      655,800,513
 Class B...............       145,527        262,471       2,121,665        5,907,858
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       153,566        211,716         640,596        2,068,086
 Class B...............         2,182          6,783              73           20,850
Shares redeemed:
 Class A...............    (1,505,911)    (4,419,653)   (402,312,513)    (708,963,596)
 Class B...............      (269,450)      (389,637)     (4,116,826)      (6,947,881)
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)      (834,031)    (3,162,550)    (28,867,431)     (52,114,170)
                         ============   ============   =============    =============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                               EQUITY INCOME             GOVERNMENT SECURITIES
                                FUND, INC.                 INCOME FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS          YEAR
                           ENDED          ENDED          ENDED           ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003           2004             2003
                        ------------  -------------  -------------  ----------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,245,568   $  2,680,124   $  6,651,705    $  14,304,942
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    4,379,008     (3,744,053)       423,861          467,983
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (4,954,711)     9,889,758     (4,344,328)      (9,669,235)
                         -----------   ------------   ------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      669,865      8,825,829      2,731,238        5,103,690
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............   (1,133,208)    (2,352,553)    (6,980,631)     (14,291,737)
 Class B...............     (137,034)      (291,326)    (1,184,104)      (2,267,795)
                         -----------   ------------   ------------    -------------
    Total Dividends and
          Distributions   (1,270,242)    (2,643,879)    (8,164,735)     (16,559,532)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    6,917,943      7,064,406     23,768,614       94,074,528
 Class B...............    2,122,887      2,224,165      6,926,102       31,134,090
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    1,064,800      2,207,321      6,049,022       12,244,953
 Class B...............      132,795        281,835      1,095,658        2,050,680
Shares redeemed:
 Class A...............   (6,516,642)   (11,783,359)   (43,768,466)    (103,064,902)
 Class B...............   (1,652,235)    (3,561,430)   (12,673,709)     (21,564,510)
                         -----------   ------------   ------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,069,548     (3,567,062)   (18,602,779)      14,874,839
                         -----------   ------------   ------------    -------------
Redemption fees - Class
 A.....................           --             --             --               48
                         -----------   ------------   ------------    -------------
         Total Increase
             (Decrease)    1,469,171      2,614,888    (24,036,276)       3,419,045
NET ASSETS
Beginning of period....   70,477,932     67,863,044    366,764,262      363,345,217
                         -----------   ------------   ------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $71,947,103   $ 70,477,932   $342,727,986    $ 366,764,262
                         ===========   ============   ============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   257,849   $    282,523   $   (165,114)   $     276,421
                         ===========   ============   ============    =============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      709,138        785,692      2,077,444        8,034,398
 Class B...............      219,161        247,479        609,103        2,674,412
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      108,856        244,200        528,706        1,052,514
 Class B...............       13,618         31,333         96,295          177,297
Shares redeemed:
 Class A...............     (669,203)    (1,313,470)    (3,826,776)      (8,883,041)
 Class B...............     (170,641)      (402,819)    (1,113,804)      (1,863,692)
                         -----------   ------------   ------------    -------------
Net Increase (Decrease)      210,929       (407,585)    (1,629,032)       1,191,888
                         ===========   ============   ============    =============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                    PRINCIPAL
                                   GROWTH               INTERNATIONAL EMERGING
                                 FUND, INC.               MARKETS FUND, INC.
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (843,751)  $ (1,568,714)  $    64,514    $   (12,228)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    (4,379,059)    (2,284,675)    4,997,509      2,499,742
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    16,574,256     44,204,950    (2,870,684)     8,886,025
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    11,351,446     40,351,561     2,191,339     11,373,539
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    17,489,715     32,639,355     5,295,688      5,140,060
 Class B...............     4,168,943      7,772,555     1,464,087        867,475
Shares redeemed:
 Class A...............   (22,676,682)   (47,606,271)   (2,650,303)    (5,148,772)
 Class B...............    (8,113,497)   (14,601,648)     (773,159)      (892,548)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (9,131,521)   (21,796,009)    3,336,313        (33,785)
                         ------------   ------------   -----------    -----------
Redemption fees - Class
 A.....................            --          8,850            --          8,757
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     2,219,925     18,564,402     5,527,652     11,348,511
NET ASSETS
Beginning of period....   310,282,076    291,717,674    34,618,573     23,270,062
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $312,502,001   $310,282,076   $40,146,225    $34,618,573
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (847,228)  $         --   $    31,659    $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       661,366      1,456,180       461,725        677,583
 Class B...............       164,035        359,162       133,111        113,913
Shares redeemed:
 Class A...............      (855,353)    (2,133,503)     (231,465)      (691,258)
 Class B...............      (321,102)      (680,888)      (71,589)      (123,067)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)      (351,054)      (999,049)      291,782        (22,829)
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                               INTERNATIONAL                 INTERNATIONAL
                                 FUND, INC.               SMALLCAP FUND, INC.
-----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED           ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,      OCTOBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    393,815   $  1,574,354   $   (45,622)   $   (148,569)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    33,385,006     (9,400,710)    6,708,474      (2,832,621)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (11,701,237)    52,737,956       899,336      16,404,351
                         ------------   ------------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    22,077,584     44,911,600     7,562,188      13,423,161
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,655,792)       (64,843)           --         (19,057)
                         ------------   ------------   -----------    ------------
    Total Dividends and
          Distributions    (1,655,792)       (64,843)           --         (19,057)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    13,178,277     26,417,570     6,014,646       8,564,118
 Class B...............     2,990,765      4,426,535     1,846,172       1,749,352
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     1,632,465         63,916            --          17,605
Shares redeemed:
 Class A...............   (22,209,841)   (64,183,379)   (4,168,864)    (10,326,549)
 Class B...............    (6,055,251)    (9,662,970)   (1,295,214)     (1,941,831)
                         ------------   ------------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (10,463,585)   (42,938,328)    2,396,740      (1,937,305)
                         ------------   ------------   -----------    ------------
Redemption fees - Class
 A.....................            --         41,470            --          14,686
                         ------------   ------------   -----------    ------------
         Total Increase
             (Decrease)     9,958,207      1,949,899     9,958,928      11,481,485
NET ASSETS
Beginning of period....   228,502,563    226,552,664    45,838,789      34,357,304
                         ------------   ------------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $238,460,770   $228,502,563   $55,797,717    $ 45,838,789
                         ============   ============   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    376,291   $  1,658,650   $  (160,634)   $   (108,330)
                         ============   ============   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............     1,952,641      4,996,858       449,851         952,739
 Class B...............       451,225        856,080       145,803         196,756
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       252,313         12,732            --           2,098
Shares redeemed:
 Class A...............    (3,301,372)   (11,938,750)     (310,656)     (1,145,682)
 Class B...............      (917,694)    (1,894,920)     (102,690)       (222,570)
                         ------------   ------------   -----------    ------------
Net Increase (Decrease)    (1,562,887)    (7,968,000)      182,308        (216,659)
                         ============   ============   ===========    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                    PRINCIPAL
                              LARGECAP STOCK                 LIMITED TERM
                             INDEX FUND, INC.              BOND FUND, INC.
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004          2003           2004            2003
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   198,590   $    358,227   $  1,628,498    $  3,039,997
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      158,728        189,148        (11,786)        397,486
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,461,243      7,570,247       (994,682)       (595,106)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,818,561      8,117,622        622,030       2,842,377
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (334,872)      (255,049)    (2,226,194)     (3,682,022)
 Class B...............      (41,985)       (24,147)      (353,664)       (590,061)
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions     (376,857)      (279,196)    (2,579,858)     (4,272,083)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   12,361,336     14,093,984     35,419,490      61,128,599
 Class B...............    3,573,996      4,054,312      2,881,013       8,437,473
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      332,314        243,056      2,047,726       3,358,719
 Class B...............       41,269         23,508        333,740         561,209
Shares redeemed:
 Class A...............   (5,294,239)   (12,503,465)   (29,099,864)    (41,413,201)
 Class B...............   (1,472,803)    (1,584,001)    (3,250,697)     (4,403,641)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    9,541,873      4,327,394      8,331,408      27,669,158
                         -----------   ------------   ------------    ------------
Redemption fees - Class
 A.....................           --             --             --           1,231
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)   11,983,577     12,165,820      6,373,580      26,240,683
NET ASSETS
Beginning of period....   51,387,485     39,221,665    114,347,008      88,106,325
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $63,371,062   $ 51,387,485   $120,720,588    $114,347,008
                         ===========   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   113,699   $    291,966   $ (1,654,119)   $ (1,141,630)
                         ===========   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............    1,494,893      2,031,041      3,635,803       6,193,684
 Class B...............      432,895        575,460        291,366         843,804
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       41,384         37,278        210,770         340,884
 Class B...............        5,126          3,600         33,837          56,149
Shares redeemed:
 Class A...............     (642,882)    (1,800,547)    (2,993,003)     (4,200,931)
 Class B...............     (179,666)      (229,489)      (329,411)       (440,246)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)    1,151,750        617,343        849,362       2,793,344
                         ===========   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                   MIDCAP                    PARTNERS BLUE
                                 FUND, INC.                 CHIP FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,570,580   $    853,615   $     48,658    $   (213,696)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    27,697,140     24,260,132      6,262,624     (15,814,070)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    14,161,678     73,829,988      3,262,271      39,327,362
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    43,429,398     98,943,735      9,573,553      23,299,596
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,873,467)    (1,022,374)            --              --
From net realized gain
 on investments:
 Class A...............   (18,918,528)            --             --              --
 Class B...............    (3,509,825)            --             --              --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (24,301,820)    (1,022,374)            --              --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    36,742,341     48,796,196     10,632,784      15,831,060
 Class B...............     8,644,347     12,892,737      3,072,372       4,752,689
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    20,513,434      1,003,190             --              --
 Class B...............     3,468,845             --             --              --
Shares redeemed:
 Class A...............   (32,049,356)   (55,820,235)   (11,683,858)    (21,193,952)
 Class B...............   (12,219,950)   (21,920,600)    (5,520,998)     (7,715,065)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    25,099,661    (15,048,712)    (3,499,700)     (8,325,268)
                         ------------   ------------   ------------    ------------
Redemption fees - Class
 A.....................            --          4,532             --           4,539
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    44,227,239     82,877,181      6,073,853      14,978,867
NET ASSETS
Beginning of period....   466,825,336    383,948,155    147,163,551     132,184,684
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $511,052,575   $466,825,336   $153,237,404    $147,163,551
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (152,615)  $    154,204   $     43,664    $         --
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       901,291      1,447,240        621,480       1,115,604
 Class B...............       222,269        401,921        186,386         344,136
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       524,601         32,082             --              --
 Class B...............        93,299             --             --              --
Shares redeemed:
 Class A...............      (788,093)    (1,671,653)      (679,531)     (1,505,480)
 Class B...............      (315,952)      (693,193)      (336,502)       (565,071)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       637,415       (483,603)      (208,167)       (610,811)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL                   PRINCIPAL
                             PARTNERS EQUITY            PARTNERS LARGECAP
                            GROWTH FUND, INC.            BLEND FUND, INC.
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (261,729)  $  (476,341)  $   (37,509)   $   (49,283)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    2,936,898       906,171     4,023,995       (264,532)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,340,157)    6,558,801    (1,421,467)     5,582,408
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,335,012     6,988,631     2,565,019      5,268,593
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    6,057,358     9,342,497    10,416,069     15,306,533
 Class B...............    1,964,207     3,338,402     3,536,575      8,064,555
Shares redeemed:
 Class A...............   (4,738,975)   (9,026,478)   (7,875,168)    (4,677,448)
 Class B...............   (1,603,599)   (3,125,420)   (2,189,498)    (1,438,749)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    1,678,991       529,001     3,887,978     17,254,891
                         -----------   -----------   -----------    -----------
Redemption fees - Class
 A.....................           --         2,306            --             --
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    3,014,003     7,519,938     6,452,997     22,523,484
NET ASSETS
Beginning of period....   57,910,213    50,390,275    47,856,685     25,333,201
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $60,924,216   $57,910,213   $54,309,682    $47,856,685
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (291,865)  $        --   $   (39,679)   $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      834,431     1,487,270     1,076,257      1,835,325
 Class B...............      278,637       543,423       373,991        988,291
Shares redeemed:
 Class A...............     (652,102)   (1,453,500)     (800,306)      (563,060)
 Class B...............     (228,600)     (518,258)     (227,009)      (178,432)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      232,366        58,935       422,933      2,082,124
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL                   PRINCIPAL
                            PARTNERS LARGECAP            PARTNERS MIDCAP
                             VALUE FUND, INC.           GROWTH FUND, INC.
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   137,539   $   222,723   $  (297,333)   $  (401,656)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      874,275      (405,669)    3,204,317      2,857,706
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    2,116,832     8,233,852    (3,121,223)     5,293,473
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    3,128,646     8,050,906      (214,239)     7,749,523
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (235,301)      (83,042)           --             --
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions     (235,301)      (83,042)           --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   10,151,957    12,197,395     6,236,919      7,891,542
 Class B...............    3,579,087     5,230,108     2,078,705      3,310,997
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      200,183        68,328            --             --
Shares redeemed:
 Class A...............   (5,678,498)   (5,507,993)   (5,796,200)    (4,149,097)
 Class B...............   (1,467,762)   (1,577,506)   (1,217,166)      (973,526)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,784,967    10,410,332     1,302,258      6,079,916
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    9,678,312    18,378,196     1,088,019     13,829,439
NET ASSETS
Beginning of period....   47,494,492    29,116,296    30,734,289     16,904,850
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $57,172,804   $47,494,492   $31,822,308    $30,734,289
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    61,622   $   165,933   $  (312,229)   $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      867,111     1,264,511     1,184,587      1,877,374
 Class B...............      309,783       546,600       403,432        794,624
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       17,637         7,492            --             --
Shares redeemed:
 Class A...............     (484,364)     (576,138)   (1,098,626)    (1,028,151)
 Class B...............     (126,483)     (168,247)     (236,948)      (254,458)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      583,684     1,074,218       252,445      1,389,389
                         ===========   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL                    PRINCIPAL
                            PARTNERS SMALLCAP               REAL ESTATE
                            GROWTH FUND, INC.          SECURITIES FUND, INC.
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,     OCTOBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (161,928)  $  (159,600)  $    473,673    $ 1,330,034
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      643,770       436,622      7,246,561      1,637,948
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,091,974)    2,936,872     (5,774,125)    10,563,724
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (610,132)    3,213,894      1,946,109     13,531,706
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............           --            --       (584,752)      (959,267)
 Class B...............           --            --       (135,995)      (238,737)
From net realized gain
 on investments:
 Class A...............           --            --       (816,595)            --
 Class B...............           --            --       (267,798)            --
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions           --            --     (1,805,140)    (1,198,004)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    3,886,469     4,374,822     13,510,782     16,970,298
 Class B...............    1,690,183     2,146,428      3,608,716      4,635,331
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --      1,127,568        699,548
 Class B...............           --            --        310,128        167,784
Shares redeemed:
 Class A...............   (1,533,011)   (1,453,119)   (16,038,307)    (9,988,865)
 Class B...............     (349,376)     (250,166)    (5,620,973)    (1,639,056)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,694,265     4,817,965     (3,102,086)    10,845,040
                         -----------   -----------   ------------    -----------
Redemption fees - Class
 A.....................           --            --            320          4,973
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)    3,084,133     8,031,859     (2,960,797)    23,183,715
NET ASSETS
Beginning of period....   14,509,900     6,478,041     61,363,843     38,180,128
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $17,594,033   $14,509,900   $ 58,403,046    $61,363,843
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (164,888)  $        --   $    (56,703)   $   194,132
                         ===========   ===========   ============    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      692,329       968,585        955,279      1,462,514
 Class B...............      309,365       487,389        258,267        403,256
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --         81,528         62,980
 Class B...............           --            --         22,697         15,243
Shares redeemed:
 Class A...............     (272,747)     (334,805)    (1,151,117)      (904,246)
 Class B...............      (64,148)      (60,456)      (407,439)      (145,666)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)      664,799     1,060,713       (240,785)       894,081
                         ===========   ===========   ============    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  SMALLCAP                     TAX-EXEMPT
                                 FUND, INC.                 BOND FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (550,496)  $   (791,063)  $  3,474,010    $  7,208,120
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    14,181,067        870,377      1,731,627         458,841
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (9,065,495)    23,010,883     (3,831,845)        587,146
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,565,076     23,090,197      1,373,792       8,254,107
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............            --             --     (3,196,004)     (6,588,804)
 Class B...............            --             --       (185,895)       (401,196)
From net realized gain
 on investment:
 Class A...............            --             --       (452,779)       (706,938)
 Class B...............            --             --        (32,304)        (53,429)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions            --             --     (3,866,982)     (7,750,367)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     9,031,307     11,795,433      6,767,686      20,987,302
 Class B...............     3,192,670      5,079,888        531,462       2,316,581
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --      2,711,439       5,359,665
 Class B...............            --             --        155,710         318,557
Shares redeemed:
 Class A...............    (6,957,637)   (12,423,923)   (15,036,905)    (31,545,809)
 Class B...............    (2,850,322)    (3,792,526)    (2,256,971)     (3,265,865)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     2,416,018        658,872     (7,127,579)     (5,829,569)
                         ------------   ------------   ------------    ------------
Redemption fees - Class
 A.....................            --             --             --          10,084
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     6,981,094     23,749,069     (9,620,769)     (5,315,745)
NET ASSETS
Beginning of period....    95,707,125     71,958,056    191,632,665     196,948,410
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $102,688,219   $ 95,707,125   $182,011,896    $191,632,665
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (555,205)  $         --   $    387,802    $    417,241
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............     1,016,737      1,714,982        541,260       1,698,369
 Class B...............       376,540        771,014         42,400         186,585
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --        217,372         435,536
 Class B...............            --             --         12,432          25,811
Shares redeemed:
 Class A...............      (781,787)    (1,858,919)    (1,204,522)     (2,547,538)
 Class B...............      (338,824)      (589,493)      (180,410)       (263,637)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       272,666         37,584       (571,468)       (464,874)
                         ============   ============   ============    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge (with the exception of Principal Cash Management Fund, Inc. which are sold at net asset value) based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months of purchase. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

Effective March 1, 2004, Principal Utilities Fund, Inc. and Principal Real Estate Fund, Inc. changed their names to Principal Equity Income Fund, Inc. and Principal Real Estate Securities Fund, Inc., respectively.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION . The Funds (with the exception of Principal Cash Management Fund, Inc.) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by each fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by each fund's Board of Directors.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Principal Cash Management Fund, Inc. values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

FOREIGN SECURITIES.

The value of foreign securities based in foreign currency amounts is translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Principal Cash Management Fund, Inc.) of each class.



EXPENSES. . Expenses directly attributed to a fund are charged to that fund. Other fund expenses not directly attributed to a fund are apportioned among the funds managed by Principal Management Corporation.

The Funds allocate all expenses daily (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Principal Cash Management Fund, Inc.) of each class. Class-specific expenses charged to each class during the period ended April 30, 2004 are included separately in the statements of operations.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



DISTRIBUTIONS TO SHAREHOLDERS. . With respect to Principal Cash Management Fund, Inc., all net investment income and any net realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, net operating losses, amortization of premiums and discounts, expiring capital loss carryforwards, foreign currency transactions, sales of Passive Foreign Investment Companies, certain defaulted securities, losses deferred due to wash sales, commission recapture, futures contracts, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



FOREIGN TAXES . Certain of the funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues an estimated deferred tax liability for future gains on Indian securities. At April 30, 2004, Principal International Emerging Markets Fund, Inc. had no deferred tax liability and approximate capital loss carryforwards of $71,000, $529,000 and $520,000 that expire in 2009, 2010, and
2011, respectively.



REDEMPTION FEES . The Funds, except Principal Cash Management Fund, Inc., will impose a redemption fee on redemptions of $30,000 or more of Class A shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the fund and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds. These amounts are reflected in the statements of changes in net assets.


3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Funds may direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Fund's operating expenses through a commission recapture program. Certain of the Funds have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS . The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2004, Principal International SmallCap Fund, Inc. had outstanding borrowing of $10,000 at an annual rate of 1.57%. No other Funds had outstanding borrowing under the line of credit.



REPURCHASE AGREEMENTS . The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.



SECURITIES LENDING. . Certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2004, the Funds had securities on loan as follows:

                                                                  VALUE OF         VALUE OF
                                                              SECURITIES LOANED   COLLATERAL
                                                              -----------------   ----------
 Principal Balanced Fund, Inc.                                   $   524,753      $   548,638
 Principal Bond Fund, Inc.                                           387,331          395,638
 Principal Capital Value Fund, Inc.                                1,437,275        1,501,000
 Principal Government Securities Fund, Inc.                       12,364,270       12,644,000
 Principal Growth Fund, Inc.                                       5,151,179        5,380,000
 Principal International Emerging Markets Fund, Inc.                 812,229          914,251
 Principal International Fund, Inc.                               38,069,364       40,171,426
 Principal International SmallCap Fund, Inc.                       6,536,590        6,953,468
 Principal LargeCap Stock Index Fund, Inc.                           920,595          971,000
 Principal Limited Term Bond Fund, Inc.                              821,299          840,440
 Principal MidCap Fund, Inc.                                       7,147,050        7,132,000
 Principal Partners Blue Chip Fund, Inc.                             265,420          273,000
 Principal Partners Equity Growth Fund, Inc.                       2,834,676        3,023,000
 Principal SmallCap Fund, Inc.                                    11,563,149       12,380,000




SWAP AGREEMENTS. . Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statements of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation are as follows:

                                                                   NET ASSETS OF FUNDS (IN MILLIONS)
                                                            ---------------------------------------------
                                                             FIRST      NEXT      NEXT      NEXT       OVER
                                                              $100      $100      $100      $100       $400
                                                             -----      ----      ----      ----       ----
Principal Balanced Fund, Inc.                                 .60%      .55%      .50%      .45%       .40%
Principal Bond Fund, Inc.                                     .50       .45       .40       .35        .30
Principal Cash Management Fund, Inc.                          .50       .45       .40       .35        .30
Principal Equity Income Fund, Inc.                            .60       .55       .50       .45        .40
Principal Government Securities Income Fund, Inc.             .50       .45       .40       .35        .30
Principal International Emerging Markets Fund, Inc.          1.25      1.20      1.15      1.10       1.05
Principal International SmallCap Fund, Inc.                  1.20      1.15      1.10      1.05       1.00
Principal Limited Term Bond Fund, Inc.                        .50       .45       .40       .35        .30
Principal MidCap Fund, Inc.                                   .65       .60       .55       .50        .45
Principal Real Estate Securities Fund, Inc.                   .90       .85       .80       .75        .70
Principal SmallCap Fund, Inc.                                 .85       .80       .75       .70        .65
Principal Tax-Exempt Bond Fund, Inc.                          .50       .45       .40       .35        .30

                                      NET ASSETS OF FUNDS (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $250     $250     $250     $250      $1,000
                                  -----    ----     ----     ----      ------
Principal Capital Value Fund,     .60%     .55%     .50%     .45%       .40%
Inc.
Principal Growth Fund, Inc.       .60      .55      .50      .45        .40
Principal International Fund,     .85      .80      .75      .70        .65
Inc.
Principal Partners Blue Chip      .60      .55      .50      .45        .40
Fund, Inc.
Principal Partners Equity         .75      .70      .65      .60        .55
Growth Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Blend Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Value Fund, Inc.
Principal Partners SmallCap       .90      .85      .80      .75        .70
Growth Fund, Inc.

                                              OVERALL FEE
                                             -------------
Principal LargeCap Stock Index Fund, Inc.        .35%
Principal Partners MidCap Growth Fund, Inc.      .90


The Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the fund's expenses for certain of the Funds. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. The limits may be changed at any time. The operating expense limits are as follows:

                                                                      PERIOD FROM                PERIOD FROM
                                                                    NOVEMBER 1, 2003            MARCH 1, 2004
                                                               THROUGH FEBRUARY 29, 2004    THROUGH APRIL 30, 2004
                                                               --------------------------  -----------------------
                                                                 CLASS A       CLASS B       CLASS A      CLASS B
                                                               ------------  ------------  -----------  -----------
 Principal Capital Value Fund, Inc.                               1.03%          N/A          1.03%         N/A
 Principal Equity Income Fund, Inc.                                N/A           N/A          1.35         2.10%
 Principal International Emerging Markets Fund, Inc.              2.75          3.50%          N/A          N/A
 Principal International Fund, Inc.                               1.63           N/A          1.63          N/A
 Principal International SmallCap Fund, Inc.                       N/A           N/A          2.00         2.75
 Principal LargeCap Stock Index Fund, Inc.                         .90          1.25           .90         1.25
 Principal Partners Equity Growth Fund, Inc.                      1.75          2.50          1.65         2.40
 Principal Partners LargeCap Blend Fund, Inc.                     1.75          2.50          1.45         2.20
 Principal Partners LargeCap Value Fund, Inc.                     1.75          2.50          1.45         2.20
 Principal Partners MidCap Growth Fund, Inc.                      1.95          2.70          1.75         2.50
 Principal Partners SmallCap Growth Fund, Inc.                    1.95          2.70          1.95         2.70


The Manager has voluntarily agreed to limit expenses paid by Principal Cash Management Fund, Inc. to the extent necessary to assure the net asset value of the fund's shares does not fall to less than one dollar. The limit may be changed at any time.



DISTRIBUTION FEES . The Funds bear distribution fees with respect to each class computed at an annual rate of up to .25% for Class A shares and 1.00% for Class B shares of the average daily net assets attributable to each class of each fund with the exception of the following funds:

                                             CLASS A     CLASS B
                                             -------     -------
 Principal Cash Management Fund, Inc.         N/A         1.00%
 Principal LargeCap Stock Index Fund, Inc.    .15%         .50
 Principal Limited Term Bond Fund, Inc.       .15          .50


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers, if applicable. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective fund which generated the excess.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% (0.25% and 1.25% for Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. share classes, respectively) of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Principal Cash Management Fund, Inc.) based on declining rates which begin at 1.50% for Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc., 4.75% for Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., and Principal Tax Exempt Bond Fund, Inc., and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2004, were as follows:

                                                        CLASS A     CLASS B
                                                        -------     -------
 Principal Balanced Fund, Inc.                         $147,025    $ 24,334
 Principal Bond Fund, Inc.                              247,451      40,867
 Principal Capital Value Fund, Inc.                     292,401      34,274
 Principal Cash Management Fund, Inc.                     1,780      21,326
 Principal Equity Income Fund, Inc.                     118,357       8,887
 Principal Government Securities Income Fund, Inc.      338,008     125,945
 Principal Growth Fund, Inc.                            354,108      43,854
 Principal International Emerging Markets Fund, Inc.     79,826       4,049
 Principal International Fund, Inc.                     218,488      23,268
 Principal International SmallCap Fund, Inc.            128,013       8,838
 Principal LargeCap Stock Index Fund, Inc.               64,866       6,916
 Principal Limited Term Bond Fund, Inc.                  98,432      18,546
 Principal MidCap Fund, Inc.                            647,363      47,740
 Principal Partners Blue Chip Fund, Inc.                184,978      26,318
 Principal Partners Equity Growth Fund, Inc.            146,417      15,815
 Principal Partners LargeCap Blend Fund, Inc.           228,799      11,492
 Principal Partners LargeCap Value Fund, Inc.           240,828      16,590
 Principal Partners MidCap Growth Fund, Inc.            130,403       8,336
 Principal Partners SmallCap Growth Fund, Inc.           97,842       3,372
 Principal Real Estate Securities Fund, Inc.            218,788      10,951
 Principal SmallCap Fund, Inc.                          193,086      23,632
 Principal Tax-Exempt Bond Fund, Inc.                    89,225      11,551





AFFILIATED OWNERSHIP . At April 30, 2004, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                                                        CLASS A      CLASS B
                                                       ----------  -----------
 Principal Bond Fund, Inc.                               324,457          --
 Principal Capital Value Fund, Inc.                    3,005,128          --
 Principal Cash Management Fund, Inc.                  9,278,082          --
 Principal Government Securities Income Fund, Inc.       103,502          --
 Principal International Emerging Markets Fund, Inc.     692,531     302,268
 Principal International Fund, Inc.                    5,383,272          --
 Principal Limited Term Bond Fund, Inc.                  606,222          --
 Principal Partners LargeCap Value Fund, Inc.            276,787      79,989
 Principal Partners SmallCap Growth Fund, Inc.           399,265     100,000

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended April 30, 2004, information, on a federal tax basis, regarding affiliated securities held by the funds was as follows:

                                                   OCTOBER 31, 2003          PURCHASES               SALES        APRIL 30, 2004
                                                   -----------------  ------------------------  ----------        ---------------
                                                   SHARES     COST    SHARES             COST   SHARES  PROCEEDS  SHARES    COST
                                                   -------  --------  ------            ------  ------  --------  ------  ---------
 PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
   Principal Financial Group                        1,584   $44,522    252              $8,589    --       $--    1,836    $53,111
    (parent company of Principal Financial
 Services, Inc.)


                                             DIVIDENDS      REALIZED GAIN/LOSS
                                             ---------      ------------------
 PRINCIPAL LARGECAP STOCK INDEX FUND,
 INC.
   Principal Financial Group                   $713                 $--
    (parent company of Principal
 Financial Services, Inc.)




AFFILIATED BROKERAGE COMMISSIONS . With respect to Principal Equity Income Fund, Inc., $8,424 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group. Brokerage commissions were paid to affiliates of sub-advisors by Principal Partners LargeCap Value Fund, Inc. in the amount of $20,799.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                                                 PURCHASES       SALES
                                                                ------------  ------------
 Principal Balanced Fund, Inc.                                  $ 70,746,247  $ 67,166,240
 Principal Bond Fund, Inc.                                       163,406,048   165,112,692
 Principal Capital Value Fund, Inc.                              315,023,287   326,948,879
 Principal Equity Income Fund, Inc.                               50,415,278    49,667,600
 Principal Government Securities Income Fund, Inc.                87,443,912     2,021,334
 Principal Growth Fund, Inc.                                      54,391,191    67,988,567
 Principal International Emerging Markets Fund, Inc.              25,990,435    23,131,627
 Principal International Fund, Inc.                              186,057,860   203,596,414
 Principal International SmallCap Fund, Inc.                      28,013,577    25,923,994
 Principal LargeCap Stock Index Fund, Inc.                        20,025,414    11,429,340
 Principal Limited Term Bond Fund, Inc.                           25,204,384    17,010,133
 Principal MidCap Fund, Inc.                                      92,368,376    94,577,997
 Principal Partners Blue Chip Fund, Inc.                          46,313,199    49,201,644
 Principal Partners Equity Growth Fund, Inc.                      47,230,364    43,762,483
 Principal Partners LargeCap Blend Fund, Inc.                     48,562,617    43,390,030
 Principal Partners LargeCap Value Fund, Inc.                     13,721,953     6,419,894
 Principal Partners MidCap Growth Fund, Inc.                      27,780,151    26,872,075
 Principal Partners SmallCap Growth Fund, Inc.                     9,339,559     5,674,522
 Principal Real Estate Securities Fund, Inc.                      33,449,615    37,695,310
 Principal SmallCap Fund, Inc.                                   105,474,153   104,737,231
 Principal Tax-Exempt Bond Fund, Inc.                             55,595,969    63,749,730

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the period ended April 30, 2004, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                           PURCHASES      SALES
                                          -----------  ------------
 Principal Balanced Fund, Inc.            $ 3,760,439  $  2,718,375
 Principal Bond Fund, Inc.                 19,763,004    14,414,923
 Principal Government Securities Income            --   105,642,192
 Fund, Inc.
 Principal Limited Term Bond Fund, Inc.            --        51,152



The Funds may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Each fund has set aside investment securities and other assets in excess of the commitment to serve as collateral. As of April 30, 2004, the Funds had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Principal Balanced Fund,  $ 5,175,000        $ 5,255,684         $ 5,176,769
 Inc.
 Principal Bond Fund,       25,600,000         25,842,750          25,514,942
 Inc.



At April 30, 2004, net federal income tax unrealized appreciation (depreciation) of investments held by the Funds was composed of the following:

                                                                 TAX COST OF                                        NET UNREALIZED
                                                                 INVESTMENTS            GROSS UNREALIZED            APPRECIATION
                                                                               ----------------------------------- (DEPRECIATION)
                                                                IN SECURITIES  APPRECIATION       (DEPRECIATION)    OF INVESTMENTS
                                                                -------------  ------------       --------------   ---------------
 Principal Balanced Fund, Inc.                                  $105,985,206   $  7,222,997  $   (6,724,431)       $    498,566
 Principal Bond Fund, Inc.                                       235,422,063      3,984,446      (2,643,450)          1,340,996
 Principal Capital Value Fund, Inc.                              337,411,737     29,588,401     (10,728,960)         18,859,441
 Principal Equity Income Fund, Inc.                               73,596,325      2,318,019      (5,577,749)         (3,259,730)
 Principal Government Securities Income Fund, Inc.               352,336,716      4,101,293      (4,710,668)           (609,375)
 Principal Growth Fund, Inc.                                     337,500,639     40,369,886     (59,672,210)        (19,302,324)
 Principal International Emerging Markets Fund, Inc.              34,873,215      6,674,223      (1,336,211)          5,338,012
 Principal International Fund, Inc.                              258,326,683     23,690,254      (8,201,276)         15,488,978
 Principal International SmallCap Fund, Inc.                      50,611,985     13,202,779        (804,845)          2,397,934
 Principal LargeCap Stock Index Fund, Inc.                        70,010,340      7,545,842     (13,200,933)        (5,655,091)
 Principal Limited Term Bond Fund, Inc.                          121,969,538      1,027,378      (1,840,039)          (812,661)
 Principal MidCap Fund, Inc.                                     421,114,938    105,233,744      (9,048,405)         96,185,339
 Principal Partners Blue Chip Fund, Inc.                         147,506,794     19,870,841     (14,120,886)          5,749,955
 Principal Partners Equity Growth Fund, Inc.                      69,653,364      2,831,422      (9,029,898)         (6,198,476)
 Principal Partners LargeCap Blend Fund, Inc.                     52,324,444      3,960,105      (2,420,328)          1,539,777
 Principal Partners LargeCap Value Fund, Inc.                     49,470,773      8,354,947      (2,225,539)          6,129,408
 Principal Partners MidCap Growth Fund, Inc.                      28,049,476      4,242,521      (1,574,358)          2,668,163
 Principal Partners SmallCap Growth Fund, Inc.                    14,949,927      3,481,487      (1,267,989)          2,213,498
 Principal Real Estate Securities Fund, Inc.                      52,275,477      8,953,032      (2,695,082)          6,257,950
 Principal SmallCap Fund, Inc.                                   109,530,330      9,953,703      (4,833,119)          5,120,584
 Principal Tax-Exempt Bond Fund, Inc.                            175,852,894      4,642,557      (686,533)            3,956,024

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Funds' investments are with various issuers in various industries, although Principal Real Estate Securities Fund, Inc. invests primarily in the real estate industry. The schedules of investments contained herein summarize concentrations of credit risk by country (for international funds), issuer and industry.


6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2004 and October 31, 2003, respectively, were as follows:

                                   ORDINARY INCOME      LONG-TERM CAPITAL GAIN
                                   ------------         --------------
                                  2004        2003          2004         2003
                                  ----        ----          ----         ----
 Principal Balanced Fund,      $  704,813  $ 1,254,618  $        --    $     --
 Inc.
 Principal Bond Fund, Inc.      4,638,434    9,620,675           --          --
 Principal Capital Value        3,573,078    4,129,482           --          --
 Fund, Inc.
 Principal Cash Management        658,756    2,168,212           --          --
 Fund, Inc.
 Principal Equity Income        1,270,242    2,643,879           --          --
 Fund, Inc.
 Principal Government           8,164,735   16,559,532           --          --
 Securities Income Fund, Inc.
 Principal Growth Fund, Inc.           --           --           --          --
 Principal International               --           --           --          --
 Emerging Markets Fund, Inc.
 Principal International        1,655,792       64,843           --          --
 Fund, Inc.
 Principal International               --       19,057           --          --
 SmallCap Fund, Inc.
 Principal LargeCap Stock         376,857      279,196           --          --
 Index Fund, Inc.
 Principal Limited Term Bond    2,579,858    4,272,083           --          --
 Fund, Inc.
 Principal MidCap Fund, Inc.    4,848,216    1,022,374   19,453,604          --
 Principal Partners Blue Chip          --           --           --          --
 Fund, Inc.
 Principal Partners Equity             --           --           --          --
 Growth Fund, Inc.
 Principal Partners LargeCap           --           --           --          --
 Blend Fund, Inc.
 Principal Partners LargeCap      235,301       83,042           --          --
 Value Fund, Inc.
 Principal Partners MidCap             --           --           --          --
 Growth Fund, Inc.
 Principal Partners SmallCap           --           --           --          --
 Growth Fund, Inc.
 Principal Real Estate            720,747    1,198,004    1,084,393          --
 Securities Fund, Inc.
 Principal SmallCap Fund,              --           --           --          --
 Inc.
 Principal Tax-Exempt Bond      3,406,538    6,990,000      460,444     760,367
 Fund, Inc.


For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Principal Balanced Fund, Inc.         $  140,322            $        --
 Principal Bond Fund, Inc.                 69,279                     --
 Principal Capital Value Fund,
 Inc.                                   2,681,825                     --
 Principal Cash Management Fund,
 Inc.                                          --                     --
 Principal Equity Income Fund,
 Inc.                                     282,523                     --
 Principal Government Securities
 Income Fund, Inc.                        276,421                     --
 Principal Growth Fund, Inc.                   --                     --
 Principal International Emerging
 Markets Fund, Inc.                            --                     --
 Principal International Fund,
 Inc.                                   1,658,650                     --
 Principal International SmallCap
 Fund, Inc.                                    --                     --
 Principal LargeCap Stock Index
 Fund, Inc.                               291,966                     --
 Principal Limited Term Bond Fund,
 Inc.                                     130,010                     --
 Principal MidCap Fund, Inc.            3,129,433             19,454,603
 Principal Partners Blue Chip
 Fund, Inc.                                    --                     --
 Principal Partners Equity Growth
 Fund, Inc.                                    --                     --
 Principal Partners LargeCap Blend
 Fund, Inc.                                    --                     --
 Principal Partners LargeCap Value
 Fund, Inc.                               165,933                     --
 Principal Partners MidCap Growth
 Fund, Inc.                                    --                     --
 Principal Partners SmallCap
 Growth Fund, Inc.                             --                     --
 Principal Real Estate Securities
 Fund, Inc.                               194,132              1,084,571
 Principal SmallCap Fund, Inc.                 --                     --
 Principal Tax-Exempt Bond Fund,
 Inc.                                     156,460                461,759

As of October 31, 2003, the components of distributable earnings on a federal tax basis were as follows:


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2003, the Funds had approximate net capital loss carryforwards as follows:

                                                                      NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                         2005     2006    2007       2008        2009         2010        2011
                                                       --------  ------  -------  ----------  -----------  -----------  --------
 Principal Balanced Fund, Inc.                         $     --  $   --  $    --  $       --  $        --  $16,045,000 $     --
 Principal Bond Fund, Inc.                                   --      --       --   6,331,000    5,680,000    1,281,000       --
 Principal Capital Value Fund, Inc.                          --      --       --          --   11,361,000   34,377,000       --
 Principal Equity Income Fund, Inc.                          --      --       --          --    6,235,000   18,782,000   3,744,000
 Principal Government Securities Income Fund, Inc.      776,000      --    6,000     942,000           --    1,635,000   2,041,000
 Principal Growth Fund, Inc.                                 --      --       --          --   54,099,000   98,172,000   2,166,000
 Principal International Emerging Markets Fund, Inc.         --      --       --          --    4,527,000      689,000
 Principal International Fund, Inc.                          --      --       --   1,144,000   55,755,000   46,940,000   7,915,000
 Principal International SmallCap Fund, Inc.                 --      --       --          --   10,352,000    3,157,000   3,073,000
 Principal LargeCap Stock Index Fund, Inc.                   --      --       --          --      917,000    1,755,000       --
 Principal Limited Term Bond Fund, Inc.                  21,000   9,000   32,000     263,000      197,000      895,000       --
 Principal Partners Blue Chip Fund, Inc.                     --      --       --          --    1,979,000   15,878,000  18,843,000
 Principal Partners Equity Growth Fund, Inc.                 --      --       --   3,181,000   15,271,000    7,931,000        --
 Principal Partners LargeCap Blend Fund, Inc.                --      --       --          --      283,000    1,378,000     287,000
 Principal Partners LargeCap Value Fund, Inc.                --      --       --          --           --      616,000     397,000
 Principal Partners MidCap Growth Fund, Inc.                 --      --       --          --    9,877,000    5,044,000        --
 Principal Partners SmallCap Growth Fund, Inc.               --      --       --          --    1,869,000    3,942,000        --
 Principal SmallCap Fund, Inc.                               --      --       --          --    5,050,000   31,111,000        --

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (63.73%)
ADVERTISING AGENCIES (0.11%)
                                                                                     $
 Omnicom Group                                                      1,410               112,109
ADVERTISING SERVICES (0.06%)
 WPP Group                                                          1,233                60,775
AEROSPACE & DEFENSE EQUIPMENT (0.82%)
 Alliant Techsystems /1/                                              202                11,976
 General Dynamics                                                   3,620               338,904
 Moog /1/                                                             407                13,431
 Orbital Sciences /1/ /2/                                           1,020                13,138
 United Defense Industries /1/                                      3,323               115,142
 United Technologies                                                3,880               334,689
                                                                                        827,280
AGRICULTURAL OPERATIONS (0.36%)
 Monsanto                                                          10,500               363,195
AIRLINES (0.03%)
 ExpressJet Holdings /1/                                            1,847                23,494
 Mesa Air Group /1/                                                   873                 6,172
                                                                                         29,666
APPAREL MANUFACTURERS (0.24%)
 Coach /1/                                                          5,140               218,964
 Kellwood                                                             287                11,322
 Quiksilver /1/                                                       603                13,043
                                                                                        243,329
APPLICATIONS SOFTWARE (1.55%)
 Citrix Systems /1/                                                11,400               217,170
 Microsoft                                                         50,020             1,299,019
 Serena Software /1/                                                  992                17,628
 SS&C Technologies                                                    672                15,517
 Verint Systems /1/                                                   287                 7,709
                                                                                      1,557,043
ATHLETIC FOOTWEAR (0.03%)
 Reebok International                                                 835                30,377
AUDIO & VIDEO PRODUCTS (0.21%)
 Matsushita Electric Industrial                                     4,650                68,727
 Pioneer                                                            1,400                40,110
 Polycom /1/                                                        5,357               102,212
                                                                                        211,049
AUTO-CARS & LIGHT TRUCKS (0.23%)
 Nissan Motor                                                       5,146               112,697
 Toyota Motor                                                       1,646               120,504
                                                                                        233,201
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.56%)
 Navistar International /1/                                         3,080               139,062
 Oshkosh Truck                                                        388                19,866
 Paccar                                                             5,800               327,468
 Volvo /1/                                                          2,096                72,039
                                                                                        558,435
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.42%)
 American Axle & Manufacturing Holdings /1/                         5,336               205,276
 Dana                                                               5,346               107,775
 Lear                                                                 403                24,430
 Magna International                                                  620                48,918
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                                     $
 Tenneco Automotive /1/                                             2,374                32,761
                                                                                        419,160
BEVERAGES-NON-ALCOHOLIC (1.32%)
 Coca-Cola                                                         11,720               592,680
 Coca-Cola Enterprises                                              7,170               193,590
 PepsiAmericas                                                      1,623                32,509
 Pepsico                                                            9,380               511,116
                                                                                      1,329,895
BEVERAGES-WINE & SPIRITS (0.08%)
 Diageo                                                             1,424                77,608
BREWERY (0.16%)
 Anheuser-Busch                                                     3,160               161,918
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                             567                12,389
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 CRH                                                                2,959                64,654
 Simpson Manufacturing                                                210                10,954
 USG /1/                                                            2,056                29,257
                                                                                        104,865
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.11%)
 Florida Rock Industries                                            2,385                94,899
 Martin Marietta Materials                                            435                18,814
                                                                                        113,713
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                                    281                16,107
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                            664                17,988
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Washington Group International /1/                                   687                24,814
BUILDING-MAINTENANCE & SERVICE (0.02%)
 Rollins                                                              808                19,190
BUILDING-RESIDENTIAL & COMMERCIAL (0.29%)
 Brookfield Homes                                                     987                31,910
 Centex                                                             3,272               156,892
 Hovnanian Enterprises /1/                                            878                31,582
 KB Home                                                              727                50,112
 M/I Schottenstein Homes                                              579                24,694
                                                                                        295,190
CABLE TV (0.15%)
 Comcast /1/                                                        5,050               152,005
CASINO HOTELS (0.17%)
 Ameristar Casinos                                                    398                12,625
 Mandalay Resort Group                                              2,820               162,009
                                                                                        174,634
CASINO SERVICES (0.28%)
 International Game Technology                                      6,650               250,971
 Scientific Games /1/                                               1,630                29,405
                                                                                        280,376
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.77%)
                                                                                     $
 America Movil                                                      1,900                64,220
 Boston Communications Group /1/                                    1,010                10,868
 Nextel Communications /1/                                         17,300               412,778
 Vodafone Group                                                     9,213               226,087
 Western Wireless /1/                                               2,710                56,422
                                                                                        770,375
CHEMICALS-DIVERSIFIED (0.22%)
 Akzo Nobel                                                         1,305                47,540
 Dow Chemical                                                       3,560               141,296
 Hercules /1/                                                       2,364                26,264
 Octel                                                                217                 5,056
                                                                                        220,156
CHEMICALS-SPECIALTY (0.08%)
 MacDermid                                                            392                12,693
 Minerals Technologies                                                344                20,176
 OM Group /1/                                                       1,798                45,759
                                                                                         78,628
CIRCUIT BOARDS (0.04%)
 Benchmark Electronics /1/                                          1,324                35,788
COATINGS & PAINT (0.10%)
 Valspar                                                            2,040               101,286
COMMERCIAL BANKS (1.60%)
 Banco Bradesco                                                       750                30,487
 Banco Santander Central Hispano /2/                                9,918               105,329
 BancorpSouth                                                         838                16,953
 Bank of Ireland                                                    1,240                60,710
 Bank of Nova Scotia                                                3,340                84,903
 City Holding                                                         206                 6,304
 Columbia Banking Systems                                             533                11,961
 Commerce Bancorp.                                                    737                42,016
 Community Bank System                                                518                10,536
 Cullen/Frost Bankers                                                 233                10,089
 First Bancorp.                                                       454                16,734
 First Midwest Bancorp                                                407                13,736
 Greater Bay Bancorp                                                1,705                48,371
 Hibernia                                                           2,532                55,172
 Hudson United Bancorp                                              3,020               107,905
 Kookmin Bank /1/                                                     857                31,795
 Marshall & Ilsley                                                  5,680               208,854
 North Fork Bancorp.                                                6,600               244,992
 Pacific Capital Bancorp.                                             719                26,373
 Provident Bankshares                                                 120                 3,380
 R&G Financial                                                        967                29,929
 South Financial Group                                              1,775                49,167
 SouthTrust                                                           500                15,540
 UnionBanCal                                                        3,660               195,554
 Zions Bancorp                                                      3,160               178,603
                                                                                      1,605,393
COMMERCIAL SERVICE-FINANCE (0.36%)
 H&R Block                                                            565                25,487
 Moody's                                                            2,497               161,081
 Paychex                                                            4,620               172,234
                                                                                        358,802
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.04%)
                                                                                     $
 Corporate Executive Board                                            331                17,096
 Pre-Paid Legal Services /1/                                          840                21,000
                                                                                         38,096
COMMUNICATIONS SOFTWARE (0.03%)
 Inter-Tel                                                          1,072                25,664
COMPUTER AIDED DESIGN (0.19%)
 Aspen Technology /1/                                               2,278                14,807
 Autodesk                                                           5,110               171,185
                                                                                        185,992
COMPUTER SERVICES (0.09%)
 Anteon International /1/                                             756                23,587
 CACI International /1/                                               862                39,221
 Cognizant Technology Solutions /1/                                   398                17,218
 SRA International /1/                                                387                14,520
                                                                                         94,546
COMPUTERS (0.51%)
 Hewlett-Packard                                                    6,000               118,200
 International Business Machines                                    4,520               398,528
                                                                                        516,728
COMPUTERS-INTEGRATED SYSTEMS (0.65%)
 Dell /1/                                                          18,195               631,549
 RadiSys /1/                                                        1,193                22,273
                                                                                        653,822
COMPUTERS-MEMORY DEVICES (0.62%)
 EMC /1/                                                            8,080                90,173
 SanDisk /1/                                                        3,323                76,795
 Storage Technology /1/                                               561                14,737
 TDK                                                                  790                55,261
 Veritas Software /1/                                              14,550               388,048
                                                                                        625,014
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
 Electronics for Imaging /1/ /2/                                    1,144                29,035
 Lexmark International /1/                                            460                41,611
                                                                                         70,646
CONSULTING SERVICES (0.01%)
 Charles River Associates /1/                                         373                12,037
CONSUMER PRODUCTS-MISCELLANEOUS (0.01%)
 Central Garden & Pet /1/                                             348                13,402
CONTAINERS-METAL & GLASS (0.22%)
 Ball                                                               3,120               205,920
 Silgan Holdings /1/                                                  313                13,168
                                                                                        219,088
COSMETICS & TOILETRIES (2.12%)
 Alberto-Culver                                                     1,105                52,112
 Avon Products                                                      5,870               493,080
 Colgate-Palmolive                                                  1,640                94,923
 Gillette                                                           1,290                52,787
 International Flavors & Fragrances                                 6,610               239,612
 Kimberly-Clark                                                     2,330               152,499
 Procter & Gamble                                                   9,870             1,043,752
                                                                                      2,128,765
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.43%)
                                                                                     $
 Fair, Isaac                                                        2,346                79,107
 First Data                                                         1,550                70,354
 Fiserv /1/                                                         2,330                85,185
 Global Payments /2/                                                2,683               128,730
 SEI Investments                                                    2,430                71,734
                                                                                        435,110
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties /1/                                      1,364                39,897
DIAGNOSTIC EQUIPMENT (0.01%)
 Gen-Probe /1/                                                        245                 8,168
DIAGNOSTIC KITS (0.13%)
 IDEXX Laboratories /1/                                             2,171               132,995
DIALYSIS CENTERS (0.03%)
 DaVita /1/                                                           546                27,901
DIRECT MARKETING (0.03%)
 Catalina Marketing /1/                                             1,651                27,374
DISPOSABLE MEDICAL PRODUCTS (0.15%)
 C.R. Bard                                                          1,320               140,276
 Merit Medical Systems /1/                                            842                13,228
                                                                                        153,504
DISTRIBUTION-WHOLESALE (0.13%)
 Aviall /1/                                                           758                12,545
 Fastenal                                                           1,150                63,100
 Owens & Minor                                                        401                 9,744
 United Stationers /1/                                                755                28,690
 Watsco                                                               725                21,134
                                                                                        135,213
DIVERSIFIED FINANCIAL SERVICES (1.38%)
 Citigroup                                                         28,790             1,384,511
DIVERSIFIED MANUFACTURING OPERATIONS (2.43%)
 3M                                                                 5,050               436,724
 Ameron International                                                 201                 6,020
 Carlisle                                                             496                29,388
 Crane                                                              4,060               125,089
 Danaher                                                            1,500               138,780
 Eaton                                                              2,580               153,200
 General Electric                                                  39,300             1,177,035
 Illinois Tool Works                                                1,570               135,350
 Siemens                                                            1,305                93,151
 SPX                                                                1,760                78,056
 Tyco International                                                 2,680                73,566
                                                                                      2,446,359
DIVERSIFIED MINERALS (0.18%)
 Anglo American                                                     2,590                52,758
 BHP Billiton                                                       4,750                77,948
 Cia Vale do Rio Doce                                               1,170                53,235
                                                                                        183,941
DIVERSIFIED OPERATIONS (0.07%)
 Tomkins                                                            3,537                68,441
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.38%)
                                                                                     $
 Cendant                                                           16,090               381,011
E-COMMERCE-PRODUCTS (0.17%)
 Amazon.com /1/                                                     3,880               168,625
E-COMMERCE-SERVICES (0.06%)
 eBay /1/                                                             800                63,856
E-MARKETING-INFORMATION (0.04%)
 Digital River /1/                                                    226                 5,820
 Digitas /1/                                                        3,096                30,681
 E.piphany /1/                                                      1,653                 7,240
                                                                                         43,741
ELECTRIC PRODUCTS-MISCELLANEOUS (0.10%)
 Hitachi                                                            1,120                79,744
 Littelfuse /1/                                                       620                23,808
                                                                                        103,552
ELECTRIC-INTEGRATED (1.81%)
 CenterPoint Energy                                                11,540               124,517
 Cleco                                                              1,719                30,856
 Constellation Energy Group                                         6,440               247,811
 E.ON                                                                 878                58,343
 Edison International                                              11,660               272,844
 Enel                                                               1,820                72,600
 Entergy                                                            2,770               151,242
 Exelon                                                             4,944               330,951
 Great Plains Energy                                                3,770               117,662
 MDU Resources Group                                                1,829                40,970
 OGE Energy                                                           868                20,875
 Scottish Power                                                     3,020                83,503
 TXU                                                                6,730               229,762
 Westar Energy                                                      1,952                39,840
                                                                                      1,821,776
ELECTRIC-TRANSMISSION (0.10%)
 National Grid Group                                                2,611               100,236
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.38%)
 DSP Group /1/                                                      1,422                35,237
 Koninklijke Philips Electronics                                    2,376                63,701
 Methode Electronics                                                1,263                14,322
 Omron                                                              1,531                37,320
 Sanmina /1/                                                       23,560               236,071
                                                                                        386,651
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.47%)
 Altera /1/                                                         5,800               116,058
 Conexant Systems /1/                                               2,130                 9,265
 Fairchild Semiconductor International /1/                          1,723                33,547
 Integrated Silicon Solution /1/                                      534                 7,332
 Intel                                                             27,698               712,670
 International Rectifier /1/                                        5,510               218,416
 Microsemi /1/                                                      2,349                25,534
 National Semiconductor /1/                                         2,070                84,435
 PMC - Sierra /1/                                                   3,321                40,350
 Silicon Laboratories /1/ /2/                                         418                19,709
 Texas Instruments                                                  8,374               210,187
                                                                                      1,477,503
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.16%)
                                                                                     $
 Amphenol /1/                                                       4,938               156,090
ELECTRONIC FORMS (0.17%)
 Adobe Systems                                                      4,030               166,600
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Agilent Technologies /1/                                           2,940                79,409
 Tektronix                                                            590                17,464
                                                                                         96,873
ELECTRONIC PARTS DISTRIBUTION (0.34%)
 Arrow Electronics /1/                                              5,190               131,203
 Avnet /1/                                                          9,628               208,350
                                                                                        339,553
ELECTRONICS-MILITARY (0.05%)
 Engineered Support Systems                                         1,036                50,381
ENGINES-INTERNAL COMBUSTION (0.05%)
 Briggs & Stratton                                                    651                45,570
ENTERPRISE SOFTWARE & SERVICE (0.14%)
 Ascential Software /1/                                               593                10,081
 BEA Systems /1/                                                    1,890                21,565
 Hyperion Solutions /1/                                               300                11,514
 Micromuse /1/                                                      1,123                 7,535
 Mobius Management Systems /1/                                      1,139                 7,301
 Oracle /1/                                                         3,820                42,861
 SAP                                                                1,175                43,804
                                                                                        144,661
ENTERTAINMENT SOFTWARE (0.01%)
 Take-Two Interactive Software /1/                                    184                 5,316
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                                       654                10,863
FIDUCIARY BANKS (0.11%)
 State Street                                                       2,360               115,168
FILTRATION & SEPARATION PRODUCTS (0.03%)
 CLARCOR                                                              662                29,141
FINANCE-CONSUMER LOANS (0.03%)
 Portfolio Recovery Associates /1/ /2/                                788                21,048
 World Acceptance /1/                                                 594                 9,088
                                                                                         30,136
FINANCE-CREDIT CARD (0.51%)
 American Express                                                     930                45,524
 Capital One Financial                                              3,840               251,635
 MBNA                                                               8,660               211,131
                                                                                        508,290
FINANCE-INVESTMENT BANKER & BROKER (1.52%)
 Goldman Sachs Group                                                3,550               342,575
 Legg Mason                                                         1,640               150,978
 Lehman Brothers Holdings                                           2,956               216,970
 Merrill Lynch                                                      8,030               435,467
 Morgan Stanley                                                     5,715               293,694
 Nomura Holdings                                                    5,175                84,767
 Raymond James Financial                                              247                 6,205
                                                                                      1,530,656
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (0.59%)
                                                                                     $
 American Home Mortgage Investment                                  1,192                28,286
 Doral Financial                                                    4,113               134,865
 Federal National Mortgage Association                              5,740               394,453
 New Century Financial                                                835                35,429
                                                                                        593,033
FINANCE-OTHER SERVICES (0.09%)
 Chicago Mercantile Exchange /2/                                      770                90,321
FINANCIAL GUARANTEE INSURANCE (0.26%)
 Ambac Financial Group                                              3,810               262,890
FOOD-FLOUR & GRAIN (0.25%)
 Archer Daniels Midland                                            14,090               247,420
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 Corn Products International                                          311                13,217
 Kellogg                                                            2,430               104,247
 McCormick                                                          1,530                52,265
 Nestle                                                             2,053               130,263
 Unilever                                                             976                64,348
                                                                                        364,340
FOOD-RETAIL (0.12%)
 Tesco                                                              6,162                82,571
 Whole Foods Market                                                   470                37,595
                                                                                        120,166
FOOD-WHOLESALE & DISTRIBUTION (0.15%)
 Sysco                                                              3,920               149,940
FOOTWEAR & RELATED APPAREL (0.02%)
 Wolverine World Wide                                                 557                14,972
GARDEN PRODUCTS (0.02%)
 Toro                                                                 263                15,293
GAS-DISTRIBUTION (0.13%)
 AGL Resources                                                        635                18,161
 Energen                                                            1,237                51,150
 New Jersey Resources                                                 275                10,480
 ONEOK                                                              1,157                24,239
 Southern Union /1/                                                   911                17,910
 UGI                                                                  429                13,514
                                                                                        135,454
HOTELS & MOTELS (0.07%)
 Choice Hotels International                                          274                12,303
 InterContinental Hotels Group                                      4,987                47,526
 LaSalle Hotel Properties                                             452                 9,944
                                                                                         69,773
HUMAN RESOURCES (0.02%)
 Korn/Ferry International /1/                                       1,094                16,388
IMPORT & EXPORT (0.12%)
 Mitsubishi                                                         6,230               117,747
INDUSTRIAL AUTOMATION & ROBOTS (0.01%)
 Cognex                                                               325                10,329
INDUSTRIAL GASES (0.01%)
 Airgas                                                               671                14,863
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.01%)
                                                                                     $
 Thermo Electron /1/                                                  491                14,337
INSTRUMENTS-SCIENTIFIC (0.01%)
 Dionex /1/                                                           261                13,319
INTERNET BROKERS (0.02%)
 E*trade Group /1/                                                  1,807                20,528
INTERNET CONNECTIVE SERVICES (0.01%)
 Hanaro Telecom /1/                                                 5,937                13,536
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                                      277                 8,908
INTERNET SECURITY (0.37%)
 RSA Security /1/                                                   1,194                19,128
 Symantec /1/                                                       7,820               352,291
                                                                                        371,419
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                                    455                 8,704
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.07%)
 Nuveen Investments                                                 2,670                68,432
LEISURE & RECREATION PRODUCTS (0.14%)
 Brunswick                                                          3,380               138,952
LIFE & HEALTH INSURANCE (0.26%)
 Lincoln National                                                   4,900               219,912
 Stancorp Financial Group                                             420                25,985
 Universal American Financial /1/                                     940                10,340
                                                                                        256,237
MACHINERY-CONSTRUCTION & MINING (0.10%)
 Caterpillar                                                        1,130                87,835
 Joy Global                                                           503                13,204
                                                                                        101,039
MACHINERY-FARM (0.30%)
 Deere                                                              4,470               304,139
MACHINERY-GENERAL INDUSTRY (0.16%)
 Albany International                                                 147                 4,483
 Gardner Denver /1/                                                   598                15,680
 Ingersoll-Rand                                                     2,140               138,137
                                                                                        158,300
MACHINERY-PUMPS (0.18%)
 Graco                                                              6,585               185,697
MEDICAL INSTRUMENTS (0.85%)
 ArthroCare /1/                                                       679                15,963
 Beckman Coulter                                                    1,390                77,618
 Boston Scientific /1/                                              3,440               141,694
 dj Orthopedics /1/                                                   318                 7,323
 Guidant                                                            1,570                98,926
 Medtronic                                                          5,820               293,677
 St. Jude Medical /1/                                               2,776               211,698
 Techne /1/                                                           195                 7,597
                                                                                        854,496
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LASER SYSTEMS (0.03%)
                                                                                     $
 Candela /1/                                                        2,848                30,160
MEDICAL PRODUCTS (1.35%)
 Becton Dickinson                                                   2,600               131,430
 Cooper /1/                                                           261                14,094
 Henry Schein /1/                                                     430                30,302
 INAMED /1/                                                           250                14,710
 Johnson & Johnson                                                 18,520             1,000,636
 Varian Medical Systems /1/                                         1,880               161,379
                                                                                      1,352,551
MEDICAL-BIOMEDICAL/GENE (0.54%)
 Amgen /1/                                                          8,190               460,851
 Celera Genomics Group /1/                                          3,425                40,381
 Enzo Biochem /1/ /2/                                                 741                10,781
 Human Genome Sciences /1/                                          1,675                20,435
 Lexicon Genetics /1/                                               2,114                14,925
                                                                                        547,373
MEDICAL-DRUGS (2.99%)
 aaiPharma /1/                                                        475                 3,021
 Abbott Laboratories                                                4,190               184,444
 Adolor /1/                                                           619                 9,947
 AstraZeneca                                                        1,730                82,781
 Bradley Pharmaceuticals /1/                                        1,323                34,689
 Bristol-Myers Squibb                                               1,300                32,630
 Eli Lilly                                                          1,400               103,334
 Endo Pharmaceuticals Holdings /1/                                  1,570                37,476
 First Horizon Pharmaceutical /1/                                   1,723                26,724
 Forest Laboratories /1/                                            2,400               154,752
 GlaxoSmithKline                                                    2,482               104,244
 Hi-Tech Pharmacal /1/                                                675                14,006
 Ligand Pharmaceuticals /1/                                         2,328                49,842
 Merck                                                              7,370               346,390
 Novartis                                                           3,645               163,296
 Novo Nordisk                                                         705                33,826
 Pfizer                                                            40,512             1,448,709
 Roche Holding                                                        450                47,138
 Sanofi-Synthelabo                                                  1,351                42,016
 Teva Pharmaceutical Industries                                       940                57,866
 Wyeth                                                                780                29,695
                                                                                      3,006,826
MEDICAL-GENERIC DRUGS (0.48%)
 Barr Laboratories /1/                                              2,370                98,166
 Eon Labs /1/                                                       1,300                85,475
 Mylan Laboratories                                                 3,140                71,937
 Pharmaceutical Resources /1/                                       3,700               149,110
 Watson Pharmaceutical /1/                                          2,280                81,191
                                                                                        485,879
MEDICAL-HMO (1.21%)
 Aetna                                                              1,890               156,398
 AMERIGROUP /1/                                                       263                10,917
 Anthem /1/                                                         1,790               158,558
 Coventry Health Care /1/                                             468                19,581
 Pacificare Health Systems /1/                                      2,250                80,460
 UnitedHealth Group                                                 7,650               470,322
 WellChoice /1/                                                     3,668               155,523
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                                     $
 Wellpoint Health Networks /1/                                      1,440               160,834
                                                                                      1,212,593
MEDICAL-HOSPITALS (0.03%)
 United Surgical Partners International /1/                           405                14,669
 VCA Antech /1/                                                       334                13,657
                                                                                         28,326
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                           673                19,409
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 Cardinal Health                                                    1,400               102,550
METAL PROCESSORS & FABRICATION (0.11%)
 Precision Castparts                                                1,930                86,869
 Quanex                                                               610                24,888
                                                                                        111,757
METAL-ALUMINUM (0.03%)
 Alcoa                                                                470                14,453
 Century Aluminum /1/                                                 753                14,909
                                                                                         29,362
METAL-COPPER (0.03%)
 Southern Peru Copper                                                 875                25,401
MISCELLANEOUS INVESTING (0.49%)
 Capital Automotive                                                   987                27,764
 CBL & Associates Properties                                          775                38,944
 Chelsea Property Group                                               763                38,913
 Entertainment Properties Trust                                       868                29,043
 Federal Realty Investment Trust                                      551                20,431
 General Growth Properties                                          3,130                84,854
 Health Care                                                          537                17,152
 Kimco Realty                                                       2,040                87,190
 Macerich                                                             861                36,050
 Newcastle Investment                                               1,499                40,053
 PS Business Parks                                                    317                12,030
 SL Green Realty /2/                                                  586                23,909
 Thornburg Mortgage                                                   822                21,273
 Ventas                                                               661                14,602
                                                                                        492,208
MISCELLANEOUS MANUFACTURERS (0.01%)
 Applied Films /1/                                                    385                 9,163
MONEY CENTER BANKS (2.17%)
 ABN AMRO Holding                                                   4,990               106,087
 Bank of America                                                   11,837               952,760
 Barclays                                                           4,552               166,512
 BNP Paribas                                                        5,500               164,175
 Credit Suisse Group /1/                                            3,710               129,702
 HSBC Holdings                                                        427                30,787
 ICICI Bank                                                         3,200                49,600
 JP Morgan Chase                                                   10,670               401,192
 Mitsubishi Tokyo Financial Group                                   7,655                68,129
 UBS                                                                1,621               114,767
                                                                                      2,183,711
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTORCYCLE & MOTOR SCOOTER (0.22%)
                                                                                     $
 Harley-Davidson                                                    3,940               221,901
MULTI-LINE INSURANCE (2.04%)
 Allstate                                                           8,633               396,255
 American International Group                                      10,400               745,160
 AXA                                                                3,146                64,776
 Hartford Financial Services                                        4,930               301,124
 ING Groep                                                          2,883                61,177
 MetLife                                                            4,370               150,765
 Prudential Financial                                               5,843               256,742
 Zurich Financial Services /1/                                      4,900                77,420
                                                                                      2,053,419
MULTIMEDIA (1.14%)
 Belo                                                               2,940                83,672
 Gannett                                                            2,090               181,161
 Gemstar-TV Guide International /1/                                 5,385                30,102
 Journal Communications                                               512                 9,042
 McGraw-Hill                                                        1,950               153,777
 Media General                                                      1,818               130,678
 Meredith                                                           1,710                87,108
 News                                                               5,122               187,260
 Time Warner /1/                                                    6,020               101,257
 Viacom                                                             2,080                80,392
 Vivendi Universal /1/                                              2,759                68,203
 Walt Disney                                                        1,280                29,478
                                                                                      1,142,130
NETWORKING PRODUCTS (0.99%)
 Cisco Systems /1/                                                 45,920               958,350
 Emulex /1/                                                           830                13,836
 Foundry Networks /1/                                               2,299                25,979
                                                                                        998,165
OFFICE AUTOMATION & EQUIPMENT (0.11%)
 Canon                                                              1,667                87,201
 Imagistics International /1/                                         630                25,509
                                                                                        112,710
OFFICE FURNISHINGS-ORIGINAL (0.03%)
 HON Industries                                                       889                32,902
OFFICE SUPPLIES & FORMS (0.02%)
 John H. Harland                                                      726                22,368
OIL COMPANY-EXPLORATION & PRODUCTION (1.18%)
 Burlington Resources                                               4,320               290,606
 Canadian Natural Resources                                         1,220                67,210
 Chesapeake Energy                                                 18,123               249,191
 Cimarex Energy /1/                                                 1,700                46,903
 Denbury Resources /1/                                                467                 8,527
 Devon Energy                                                       2,390               146,268
 Houston Exploration /1/                                              408                18,254
 KCS Energy /1/                                                     2,251                27,057
 Meridian Resource /1/ /2/                                          2,830                18,508
 Noble Energy                                                         864                39,830
 Nuevo Energy /1/                                                   1,372                47,334
 PetroKazakhstan                                                    1,228                32,923
 Pogo Producing                                                     2,248               110,871
 Talisman Energy                                                      630                35,866
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                     $
 Unit /1/                                                           1,026                28,985
 Vintage Petroleum                                                  1,350                20,345
                                                                                      1,188,678
OIL COMPANY-INTEGRATED (2.86%)
 BP Amoco                                                             593                31,370
 ChevronTexaco                                                      5,716               523,014
 ConocoPhillips                                                     4,540               323,702
 ENI                                                                1,155               117,671
 Exxon Mobil                                                       27,058             1,151,318
 Marathon Oil                                                       5,100               171,156
 Occidental Petroleum                                               5,196               245,251
 Petro-Canada                                                         592                26,178
 Petroleo Brasileiro                                                1,170                33,813
 Repsol YPF                                                         5,290               110,455
 TotalFinaElf                                                       1,555               143,247
                                                                                      2,877,175
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 FMC Technologies /1/                                                 646                17,603
 Universal Compression Holdings /1/                                 1,021                30,385
                                                                                         47,988
OIL REFINING & MARKETING (0.08%)
 Statoil                                                            6,200                78,120
OPTICAL SUPPLIES (0.21%)
 Advanced Medical Optics /1/                                          706                22,267
 Bausch & Lomb                                                      3,044               191,255
                                                                                        213,522
PAPER & RELATED PRODUCTS (0.44%)
 Boise Cascade                                                        344                11,603
 Georgia-Pacific                                                    3,420               120,042
 Louisiana-Pacific                                                  5,960               140,596
 Temple-Inland                                                        540                33,356
 UPM-Kymmene Oyj                                                    2,396                44,015
 Weyerhaeuser                                                       1,610                95,312
                                                                                        444,924
PHYSICIAN PRACTICE MANAGEMENT (0.02%)
 US Oncology /1/                                                    1,028                15,317
PIPELINES (0.37%)
 Kinder Morgan                                                      2,410               145,106
 Questar                                                            6,356               225,447
                                                                                        370,553
POULTRY (0.02%)
 Tyson Foods                                                          916                17,166
POWER CONVERTER & SUPPLY EQUIPMENT (0.07%)
 Hubbell                                                            1,560                70,106
PRINTING-COMMERCIAL (0.04%)
 Banta                                                                670                29,802
 Consolidated Graphics /1/                                            386                14,405
                                                                                         44,207
PRIVATE CORRECTIONS (0.03%)
 Corrections Corp. of America /1/                                     779                28,387
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.20%)
                                                                                     $
 Arch Capital Group /1/                                               642                25,796
 Fidelity National Financial                                          689                25,217
 First American                                                       609                16,516
 Infinity Property & Casualty                                       1,207                37,538
 Navigators Group /1/                                                 699                18,209
 Selective Insurance Group                                            400                14,304
 Stewart Information Services                                         442                15,691
 W.R. Berkley                                                       1,237                50,098
                                                                                        203,369
PUBLICLY TRADED INVESTMENT FUND (0.31%)
 iShares MSCI Emerging Markets                   Index
  Fund                                                                710               112,393
 iShares MSCI Japan Index Fund                                     16,400               166,296
 iShares Russell 1000 Value Index Fund                                550                32,010
                                                                                        310,699
RACETRACKS (0.02%)
 Penn National Gaming /1/                                             553                16,308
REGIONAL BANKS (1.39%)
 Bank One                                                           1,560                77,017
 National City                                                      4,720               163,643
 U.S. Bancorp                                                       7,206               184,762
 Wachovia                                                          11,360               519,720
 Wells Fargo                                                        8,068               455,519
                                                                                      1,400,661
REINSURANCE (0.03%)
 Converium Holding                                                  1,290                33,540
RENTAL-AUTO & EQUIPMENT (0.02%)
 Rent-A-Center /1/                                                    705                20,635
RESPIRATORY PRODUCTS (0.09%)
 Respironics /1/                                                    1,668                87,420
RETAIL-APPAREL & SHOE (0.44%)
 Aeropostale /1/                                                      678                14,909
 bebe Stores /1/ /2/                                                  358                11,420
 Burlington Coat Factory Warehouse                                    477                 9,044
 Claire's Stores                                                    2,210                45,040
 Foot Locker                                                        1,767                42,408
 Gap                                                                7,470               164,415
 Genesco /1/                                                          345                 7,676
 Kenneth Cole Productions                                             670                23,175
 Nordstrom                                                          2,170                77,317
 Pacific Sunwear of California /1/                                  2,370                50,884
                                                                                        446,288
RETAIL-ARTS & CRAFTS (0.14%)
 Michaels Stores                                                    2,870               143,586
RETAIL-AUTO PARTS (0.02%)
 CSK Auto /1/                                                         980                18,091
RETAIL-BEDDING (0.17%)
 Bed Bath & Beyond /1/                                              4,590               170,381
RETAIL-BOOKSTORE (0.09%)
 Barnes & Noble /1/                                                 1,606                47,971
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BOOKSTORE (CONTINUED)
                                                                                     $
 Borders Group                                                      1,568                37,585
                                                                                         85,556
RETAIL-BUILDING PRODUCTS (0.39%)
 Home Depot                                                         9,440               332,194
 Lowe's                                                             1,100                57,266
                                                                                        389,460
RETAIL-CONSUMER ELECTRONICS (0.37%)
 Best Buy                                                           6,780               367,815
RETAIL-DISCOUNT (1.26%)
 Target                                                             3,170               137,483
 Wal-Mart Stores                                                   19,860             1,132,020
                                                                                      1,269,503
RETAIL-DRUG STORE (0.30%)
 CVS                                                                3,650               141,000
 Rite Aid /1/                                                      32,400               158,760
                                                                                        299,760
RETAIL-HAIR SALONS (0.04%)
 Regis                                                              1,006                43,681
RETAIL-JEWELRY (0.06%)
 Tiffany                                                            1,170                45,630
 Zale /1/                                                             227                12,694
                                                                                         58,324
RETAIL-MAJOR DEPARTMENT STORE (0.08%)
 May Department Stores                                              2,510                77,308
RETAIL-MUSIC STORE (0.02%)
 Guitar Center /1/                                                    384                15,944
RETAIL-OFFICE SUPPLIES (0.16%)
 Staples                                                            6,200               159,712
RETAIL-REGIONAL DEPARTMENT STORE (0.49%)
 Dillards                                                           2,720                45,778
 Federated Department Stores                                        6,380               312,620
 Neiman Marcus Group                                                2,680               130,355
                                                                                        488,753
RETAIL-RESTAURANTS (0.70%)
 CBRL Group                                                           936                35,147
 McDonald's                                                        13,320               362,704
 Ruby Tuesday                                                         438                13,105
 Wendy's International                                              2,860               111,540
 Yum! Brands /1/                                                    4,560               176,882
                                                                                        699,378
RETAIL-SPORTING GOODS (0.05%)
 Sports Authority /1/                                               1,242                47,618
RETAIL-VIDEO RENTAL (0.03%)
 Movie Gallery                                                      1,401                27,207
RUBBER-TIRES (0.01%)
 Bandag                                                               328                14,284
SAVINGS & LOANS-THRIFTS (0.21%)
 FirstFed Financial /1/                                               307                12,409
 Independence Community Bank                                        4,617               168,197
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                     $
 PFF Bancorp                                                          489                18,313
 Sterling Financial /1/                                               381                12,577
                                                                                        211,496
SCHOOLS (0.20%)
 Apollo Group /1/                                                   1,910               173,581
 Strayer Education                                                    190                23,744
                                                                                        197,325
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.43%)
 Exar /1/                                                             600                 9,156
 Linear Technology                                                  3,775               134,503
 Maxim Integrated Products                                          2,455               112,905
 Micrel /1/                                                         1,340                16,375
 Taiwan Semiconductor Manufacturing /1/                             6,872                65,490
 United Microelectronics /1/ /2/                                   13,788                71,698
 Vitesse Semiconductor /1/                                          4,427                18,948
                                                                                        429,075
SEMICONDUCTOR EQUIPMENT (0.30%)
 Applied Materials /1/                                              7,990               145,658
 Brooks Automation /1/                                                343                 5,708
 Mykrolis /1/                                                         610                 8,875
 Novellus Systems /1/                                               2,910                84,274
 Ultratech /1/                                                      1,277                20,572
 Varian Semiconductor Equipment  Associates /1/                       955                31,095
 Veeco Instruments /1/                                                308                 7,007
                                                                                        303,189
STEEL PRODUCERS (0.09%)
 POSCO                                                              1,972                60,639
 Schnitzer Steel Industries                                         1,005                26,401
                                                                                         87,040
STEEL-SPECIALTY (0.01%)
 Gibraltar Steel                                                      263                 6,470
TELECOMMUNICATION EQUIPMENT (0.23%)
 Adtran                                                               786                19,265
 Comtech Telecommunications /1/                                       291                 4,708
 Ditech Communications /1/                                          1,910                27,466
 Plantronics /1/                                                      607                23,036
 Qualcomm                                                             460                28,731
 Tekelec /1/                                                          748                12,469
 Telefonaktiebolaget LM Ericsson /1/                                3,830               102,146
 Westell Technologies /1/                                           2,128                15,573
                                                                                        233,394
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.03%)
 C-COR.net /1/                                                      2,357                21,402
 Sycamore Networks /1/                                              1,439                 5,324
                                                                                         26,726
TELECOMMUNICATION SERVICES (0.33%)
 Allstream                                                          1,600                86,098
 Amdocs /1/                                                         2,210                58,675
 Aspect Communications /1/                                          2,379                28,144
 Cable & Wireless /1/                                               7,226                46,102
 Level 3 Communications /1/ /2/                                    15,110                42,761
 MasTec /1/                                                         3,511                25,736
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                                     $
 PTEK Holdings /1/                                                  4,478                45,541
                                                                                        333,057
TELEPHONE-INTEGRATED (1.08%)
 BellSouth                                                          4,520               116,661
 CenturyTel                                                         4,020               116,097
 Deutsche Telekom /1/                                               6,560               112,045
 IDT /1/                                                            2,040                37,822
 Nippon Telegraph & Telephone                                       1,630                42,331
 NTL /1/                                                              271                15,385
 SBC Communications                                                 4,190               104,331
 Sprint                                                               355                 6,351
 Telephone & Data Systems                                             121                 7,981
 Verizon Communications                                            14,005               528,549
                                                                                      1,087,553
TELEVISION (0.06%)
 Hearst-Argyle Television                                           2,340                61,425
THERAPEUTICS (0.16%)
 Corixa /1/                                                         1,556                 9,103
 Gilead Sciences /1/                                                2,050               124,701
 Onyx Pharmaceuticals /1/                                             299                14,747
 Tanox /1/                                                            582                 9,923
                                                                                        158,474
TOBACCO (0.49%)
 Altria Group                                                       5,526               306,030
 British American Tobacco                                           1,846                56,764
 Imperial Tobacco Group                                             1,810                80,907
 Universal                                                            982                49,336
                                                                                        493,037
TOOLS-HAND HELD (0.10%)
 Black & Decker                                                     1,760               101,816
TOYS (0.19%)
 Hasbro                                                            10,208               192,829
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                                 1,477                31,357
TRANSPORT-SERVICES (0.35%)
 FedEx                                                              3,200               230,112
 Offshore Logistics /1/                                               423                 9,285
 United Parcel Service                                              1,530               107,329
                                                                                        346,726
TRANSPORT-TRUCK (0.04%)
 Heartland Express                                                    476                11,686
 J.B. Hunt Transport Services /1/                                     469                14,848
 Yellow Roadway /1/                                                   539                18,353
                                                                                         44,887
TRUCKING & LEASING (0.02%)
 Ryder System                                                         487                17,917
VITAMINS & NUTRITION PRODUCTS (0.02%)
 USANA Health Sciences /1/                                            646                17,410
WEB PORTALS (0.12%)
 United Online /1/                                                  1,964                32,602
                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (CONTINUED)
                                                                                     $
 Yahoo /1/                                                          1,660                83,764
                                                                                        116,366
WIRELESS EQUIPMENT (0.28%)
 Motorola                                                          14,030               256,047
 SBA Communications /1/                                             3,484                13,936
 SpectraLink                                                        1,003                12,638
                                                                                        282,621
                                                     TOTAL COMMON STOCKS             64,033,652

                                                                 Shares
                                                                  Held                 Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.08%)
CABLE TV (0.08%)
 Cablevision Systems                                                  750                78,375
                                                  TOTAL PREFERRED STOCKS                 78,375

                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (22.89%)
AEROSPACE & DEFENSE (0.06%)
 Raytheon
                                                               $                     $
  4.85%; 01/15/11                                                  60,000                59,737
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 K&F Industries
  9.25%; 10/15/07                                                  35,000                36,225
AGRICULTURAL OPERATIONS (0.15%)
 Bunge Limited Finance
  4.38%; 12/15/08 /3/                                              80,000                79,723
  5.35%; 04/15/14 /3/                                              45,000                43,821
  5.88%; 05/15/13                                                  25,000                25,443
                                                                                        148,987
AIRLINES (0.23%)
 Northwest Airlines
  7.58%; 09/01/20                                                  56,290                56,958
 Southwest Airlines
  5.10%; 05/01/06                                                 172,147               177,972
                                                                                        234,930
ASSET BACKED SECURITIES (0.59%)
 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                  20,988                20,971
 Chase Funding Mortgage Loan Asset Backed Certificates
  /4/
  1.39%; 09/25/33                                                 100,000               100,000
 Countrywide Asset Backed Certificates /4/
  1.60%; 02/25/34                                                 196,429               196,650
  2.17%; 01/25/34                                                 180,000               180,359
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Master Adjustable Rate Mortgages                 Trust
  /4/
                                                               $                     $
  2.20%; 03/25/34                                                  95,000                95,709
                                                                                        593,689
AUTO-CARS & LIGHT TRUCKS (0.25%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                                  70,000                68,759
  4.75%; 01/15/08                                                  15,000                15,217
  7.25%; 01/18/06                                                  40,000                42,859
 Ford Motor
  7.45%; 07/16/31                                                  55,000                53,617
 General Motors
  8.25%; 07/15/23                                                  40,000                42,807
 Hyundai Motor Manufacturing /3/
  5.30%; 12/19/08                                                  25,000                24,915
                                                                                        248,174
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.03%)
 Navistar International
  8.00%; 02/01/08                                                  25,000                25,688
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
 Lear
  7.96%; 05/15/05                                                  45,000                47,363
AUTOMOBILE SEQUENTIAL (0.20%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                 200,000               202,679
BEVERAGES-NON-ALCOHOLIC (0.03%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                  25,000                26,513
BEVERAGES-WINE & SPIRITS (0.15%)
 Diageo Capital /4/
  1.24%; 04/20/07                                                 150,000               149,874
BREWERY (0.13%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                 40,000                45,800
 Coors Brewing
  6.38%; 05/15/12                                                  50,000                53,985
 SABMiller /3/
  6.63%; 08/15/33                                                  30,000                31,251
                                                                                        131,036
BROADCASTING SERVICES & PROGRAMMING (0.18%)
 Clear Channel Communications
  5.75%; 01/15/13                                                  65,000                66,461
 Grupo Televisa
  8.50%; 03/11/32                                                  20,000                21,100
 Liberty Media
  3.50%; 09/25/06                                                  60,000                60,116
  5.70%; 05/15/13                                                  35,000                34,997
                                                                                        182,674
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.33%)
 CRH America
  5.30%; 10/15/13                                                  25,000                24,816
  6.40%; 10/15/33                                                  25,000                24,966
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
 CRH America (continued)
                                                               $                     $
  6.95%; 03/15/12                                                  35,000                38,966
 Masco
  1.37%; 03/09/07 /3/ /4/                                         110,000               109,955
  5.88%; 07/15/12                                                  35,000                36,648
  6.00%; 05/03/04                                                 100,000               100,000
                                                                                        335,351
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 York International
  6.63%; 08/15/06                                                  75,000                79,633
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                  15,000                14,235
 Riverside Forest Products /3/
  7.88%; 03/01/14                                                  25,000                25,812
                                                                                         40,047
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 DR Horton
  8.50%; 04/15/12                                                  50,000                56,125
 KB Home
  7.75%; 02/01/10                                                  45,000                47,025
 Technical Olympic USA /3/
  7.50%; 03/15/11                                                  25,000                24,000
                                                                                        127,150
CABLE TV (0.52%)
 Charter Communications Operating /3/
  8.00%; 04/30/12                                                  75,000                73,875
 Comcast
  5.30%; 01/15/14                                                   5,000                 4,881
  5.50%; 03/15/11                                                 155,000               158,802
  5.85%; 01/15/10                                                   5,000                 5,250
  7.05%; 03/15/33                                                  35,000                36,820
 Comcast Cable Communications
  6.75%; 01/30/11                                                  25,000                27,397
 Cox Communications
  4.63%; 06/01/13                                                  15,000                13,960
  5.50%; 10/01/15                                                  20,000                19,471
  6.75%; 03/15/11                                                 125,000               136,574
 EchoStar DBS
  10.38%; 10/01/07                                                 40,000                43,250
                                                                                        520,280
CASINO HOTELS (0.23%)
 Aztar
  8.88%; 05/15/07                                                  60,000                61,950
 Mandalay Resort Group
  6.45%; 02/01/06                                                  25,000                26,125
 MGM Mirage
  6.00%; 10/01/09                                                  20,000                20,250
  7.25%; 10/15/06                                                  35,000                37,537
  8.50%; 09/15/10                                                  25,000                28,187
 Park Place Entertainment
  8.50%; 11/15/06                                                  40,000                43,800
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (CONTINUED)
 Station Casinos /3/
                                                               $                     $
  6.00%; 04/01/12                                                  15,000                14,888
                                                                                        232,737
CASINO SERVICES (0.04%)
 International Game Technology
  8.38%; 05/15/09                                                  35,000                40,983
CELLULAR TELECOMMUNICATIONS (0.42%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                  65,000                74,868
  8.13%; 05/01/12                                                  65,000                75,815
 Nextel Communications
  9.38%; 11/15/09                                                  40,000                43,250
 Rogers Wireless Communications /3/
  6.38%; 03/01/14                                                  75,000                70,500
 Rural Cellular /3/
  8.25%; 03/15/12                                                  20,000                20,650
 Telus
  7.50%; 06/01/07                                                  40,000                44,202
  8.00%; 06/01/11                                                  10,000                11,600
 U.S. Cellular
  6.70%; 12/15/33                                                  10,000                 9,770
 Verizon Wireless Capital
  5.38%; 12/15/06                                                  65,000                68,589
                                                                                        419,244
CHEMICALS-DIVERSIFIED (0.12%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                  50,000                55,162
 ICI Wilmington I
  5.63%; 12/01/13                                                  30,000                29,944
 Lyondell Chemical
  9.88%; 05/01/07                                                  35,000                36,750
                                                                                        121,856
CIRCUIT BOARDS (0.04%)
 Jabil Circuit
  5.88%; 07/15/10                                                  40,000                41,545
COAL (0.07%)
 Massey Energy
  6.63%; 11/15/10                                                  30,000                30,150
 Peabody Energy
  6.88%; 03/15/13                                                  40,000                41,600
                                                                                         71,750
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                                  25,000                26,715
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                                  50,000                53,234
COMMERCIAL SERVICE-FINANCE (0.05%)
 Dollar Financial Group
  9.75%; 11/15/11                                                  50,000                53,750
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMPUTER SERVICES (0.10%)
 Sungard Data Systems /3/
                                                               $                     $
  4.88%; 01/15/14                                                  25,000                24,017
 Unisys
  7.88%; 04/01/08                                                  35,000                35,875
  8.13%; 06/01/06                                                  35,000                37,975
                                                                                         97,867
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                                  15,000                16,571
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 American Greetings
  6.10%; 08/01/28                                                  50,000                52,250
 Fortune Brands /3/
  7.13%; 11/01/04                                                  75,000                76,981
                                                                                        129,231
CONTAINERS-PAPER & PLASTIC (0.04%)
 Norampac
  6.75%; 06/01/13                                                  40,000                41,600
COSMETICS & TOILETRIES (0.03%)
 Elizabeth Arden /3/
  7.75%; 01/15/14                                                  25,000                25,844
CREDIT CARD ASSET BACKED SECURITIES (0.82%)
 American Express Credit Account      Master Trust
  5.53%; 10/15/08                                                 500,000               528,026
 Capital One Multi-Asset                    Execution
  Trust /4/
  1.32%; 12/15/09                                                  95,000                95,079
 Chase Credit Card Master Trust /4/
  1.30%; 05/15/09                                                 100,000               100,000
 MBNA Credit Card Master Note Trust
  3.90%; 11/15/07                                                 100,000               102,175
                                                                                        825,280
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                  15,000                15,266
DIVERSIFIED FINANCIAL SERVICES (0.25%)
 Citigroup
  5.88%; 02/22/33                                                  20,000                19,053
  6.63%; 06/15/32                                                  50,000                52,464
 General Electric Capital
  6.75%; 03/15/32                                                  90,000                96,895
 John Deere Capital
  3.13%; 12/15/05                                                  40,000                40,541
 NiSource Finance
  3.20%; 11/01/06                                                  40,000                40,006
                                                                                        248,959
DIVERSIFIED MANUFACTURING OPERATIONS (0.08%)
 Tyco International Group
  6.00%; 11/15/13 /3/                                              35,000                35,480
  6.38%; 02/15/06                                                  40,000                42,142
                                                                                         77,622
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MINERALS (0.05%)
 Corp. Nacional del Cobre de Chile /3/
                                                               $                     $
  5.50%; 10/15/13                                                  20,000                19,897
 Vale Overseas
  9.00%; 08/15/13                                                  25,000                26,094
                                                                                         45,991
DIVERSIFIED OPERATIONS (0.05%)
 Hutchison Whampoa International /3/
  6.50%; 02/13/13                                                  50,000                50,365
E-COMMERCE-PRODUCTS (0.02%)
 FTD /3/
  7.75%; 02/15/14                                                  25,000                24,750
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power /3/
  4.88%; 04/21/11                                                  15,000                14,687
 Tenaska Virginia Partners /3/
  6.12%; 03/30/24                                                  30,000                30,000
                                                                                         44,687
ELECTRIC-INTEGRATED (1.63%)
 Alabama Power
  5.70%; 02/15/33                                                  10,000                 9,354
 Appalachian Power
  5.95%; 05/15/33                                                  15,000                14,054
 Arizona Public Service
  6.50%; 03/01/12                                                  20,000                21,517
 Carolina Power & Light
  6.65%; 04/01/08                                                  40,000                43,473
 Centerpoint Energy
  5.88%; 06/01/08                                                  25,000                25,461
  7.25%; 09/01/10                                                  30,000                31,991
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                  15,000                13,151
 Consolidated Edison
  3.63%; 08/01/08                                                  25,000                24,719
 Consumers Energy
  4.25%; 04/15/08                                                  10,000                 9,995
  6.00%; 03/15/05                                                  35,000                35,975
 Dayton Power & Light /3/
  5.13%; 10/01/13                                                  30,000                28,944
 Duke Energy /4/
  1.49%; 01/15/05                                                 130,000               130,113
 Entergy Gulf States
  3.60%; 06/01/08                                                  25,000                24,204
 Exelon
  6.75%; 05/01/11                                                  30,000                33,118
 FirstEnergy
  6.45%; 11/15/11                                                  55,000                57,904
 FPL Energy Wind Funding /3/
  6.88%; 06/27/17                                                 100,000               100,500
 FPL Group Capital
  3.25%; 04/11/06                                                  25,000                25,271
 Georgia Power /4/
  1.30%; 02/17/09                                                 130,000               129,865
 Indianapolis Power & Light
  7.38%; 08/01/07                                                  35,000                38,540
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Jersey Central Power & Light /3/
                                                               $                     $
  5.63%; 05/01/16                                                  15,000                14,851
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                  50,000                53,735
 MSW Energy /3/
  7.38%; 09/01/10                                                  50,000                51,750
 Niagara Mohawk Power
  5.38%; 10/01/04                                                  50,000                50,782
 Northeast Utilities
  3.30%; 06/01/08                                                  20,000                19,213
 Ohio Power
  4.85%; 01/15/14                                                  20,000                19,278
 Oncor Electric Delivery
  6.38%; 05/01/12                                                  45,000                48,754
 Pacific Gas & Electric
  3.60%; 03/01/09                                                  25,000                24,250
  6.05%; 03/01/34                                                  85,000                80,385
 Pepco Holdings
  3.75%; 02/15/06                                                  80,000                81,167
  4.00%; 05/15/10                                                  10,000                 9,524
 Power Contract Financing /3/
  5.20%; 02/01/06                                                  21,826                22,155
 PSI Energy
  5.00%; 09/15/13                                                  30,000                29,274
 Puget Energy
  3.36%; 06/01/08                                                  25,000                23,939
 SCANA /4/
  1.57%; 11/15/06                                                 110,000               110,053
 Southern California Edison
  5.00%; 01/15/14                                                  15,000                14,716
  8.00%; 02/15/07                                                  40,000                44,849
 Southwestern Electric Power
  4.50%; 07/01/05                                                  50,000                51,231
 TXU Energy
  6.13%; 03/15/08                                                  20,000                21,333
 Virginia Electric & Power
  4.50%; 12/15/10                                                  35,000                34,503
 Westar Energy
  8.50%; 07/01/22                                                  35,000                36,050
                                                                                      1,639,941
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  6.50%; 05/15/13                                                  50,000                50,625
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications
  8.00%; 08/01/08                                                  80,000                83,700
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                                  60,000                60,827
FINANCE-AUTO LOANS (0.44%)
 Ford Motor Credit
  5.80%; 01/12/09                                                  35,000                35,648
  6.13%; 01/09/06                                                  35,000                36,482
  6.50%; 01/25/07                                                  20,000                21,209
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit (continued)
                                                               $                     $
  6.88%; 02/01/06                                                 125,000               132,310
  7.38%; 02/01/11                                                  50,000                53,466
  7.88%; 06/15/10                                                  25,000                27,465
 General Motors Acceptance
  6.88%; 09/15/11                                                  50,000                52,481
  8.00%; 11/01/31                                                  45,000                47,494
 Toyota Motor Credit
  2.80%; 01/18/06                                                  35,000                35,483
                                                                                        442,038
FINANCE-COMMERCIAL (0.02%)
 CIT Group
  4.75%; 12/15/10                                                  20,000                19,824
FINANCE-CONSUMER LOANS (0.31%)
 Household Finance
  4.75%; 07/15/13                                                  20,000                19,110
  5.75%; 01/30/07                                                 210,000               223,647
 SLM
  5.38%; 05/15/14                                                  65,000                64,866
                                                                                        307,623
FINANCE-CREDIT CARD (0.11%)
 Capital One Bank
  6.88%; 02/01/06                                                 100,000               106,613
FINANCE-INVESTMENT BANKER & BROKER (0.99%)
 Bear Stearns
  1.47%; 01/30/09 /4/                                             130,000               130,237
  1.67%; 06/25/34 /4/ /5/                                          70,000                70,000
  3.00%; 03/30/06                                                  40,000                40,241
  4.00%; 01/31/08                                                  45,000                45,376
 Credit Suisse First Boston
  3.88%; 01/15/09                                                  25,000                24,673
 Goldman Sachs Group
  3.88%; 01/15/09                                                  35,000                34,459
  6.60%; 01/15/12                                                 170,000               186,151
 Lehman Brothers Holdings
  1.27%; 04/20/07 /4/                                              90,000                89,923
  4.80%; 03/13/14                                                  50,000                47,739
 Merrill Lynch
  1.38%; 02/06/09 /4/                                             130,000               130,041
  4.50%; 11/04/10                                                  35,000                34,737
 Morgan Stanley
  4.25%; 05/15/10                                                  20,000                19,698
  4.75%; 04/01/14                                                  45,000                42,043
  5.30%; 03/01/13                                                  25,000                24,986
  6.75%; 04/15/11                                                  70,000                77,329
                                                                                        997,633
FINANCE-LEASING COMPANY (0.11%)
 Boeing Capital
  7.10%; 09/27/05                                                 100,000               106,486
FINANCE-MORTGAGE LOAN/BANKER (1.75%)
 Countrywide Home Loan
  4.00%; 03/22/11                                                  55,000                51,910
  4.25%; 12/19/07                                                  25,000                25,411
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Countrywide Home Loan (continued)
                                                               $                     $
  4.64%; 12/19/33 /4/                                             200,000               194,388
  5.25%; 06/15/04                                                 100,000               100,439
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                                 225,000               221,297
  4.75%; 10/11/12                                                  80,000                78,077
  4.75%; 05/06/13                                                  75,000                72,716
  5.13%; 11/07/13                                                  20,000                19,681
  6.75%; 03/15/31                                                 256,000               288,834
 Federal National Mortgage Association
  2.88%; 05/19/08                                                  50,000                48,272
  3.70%; 11/01/07                                                 230,000               231,005
  3.75%; 07/29/05                                                 175,000               175,886
  4.32%; 07/26/07                                                  90,000                92,386
  4.75%; 02/21/13                                                  75,000                72,862
  7.25%; 05/15/30                                                  70,000                83,654
                                                                                      1,756,818
FOOD-DAIRY PRODUCTS (0.05%)
 Dean Foods
  6.63%; 05/15/09                                                  40,000                42,700
  8.15%; 08/01/07                                                   5,000                 5,537
                                                                                         48,237
FOOD-MISCELLANEOUS/DIVERSIFIED (0.32%)
 Cadbury Schweppes US Finance /3/
  3.88%; 10/01/08                                                  40,000                39,576
 ConAgra Foods
  7.50%; 09/15/05                                                  75,000                80,007
 Corn Products International
  8.45%; 08/15/09                                                  40,000                46,000
 General Mills
  6.00%; 02/15/12                                                  30,000                31,808
 Kraft Foods
  4.63%; 11/01/06                                                  85,000                87,912
  6.25%; 06/01/12                                                  35,000                37,491
                                                                                        322,794
FOOD-RETAIL (0.17%)
 Delhaize America
  7.38%; 04/15/06                                                  45,000                48,100
 Kroger
  6.20%; 06/15/12                                                  25,000                26,551
  7.50%; 04/01/31                                                  20,000                22,304
 Safeway
  5.80%; 08/15/12                                                  70,000                71,909
                                                                                        168,864
GOLD MINING (0.01%)
 Placer Dome
  6.38%; 03/01/33                                                   4,000                 3,996
  6.45%; 10/15/35                                                  10,000                 9,997
                                                                                         13,993
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                  10,000                 9,537
  4.63%; 12/15/09                                                  15,000                14,971
                                                                                         24,508
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (0.51%)
 Asset Backed Funding Certificates /4/ /5/
                                                               $                     $
  1.29%; 12/25/33                                                  45,000                45,000
 Long Beach Mortgage Loan Trust /4/ /5/
  1.63%; 06/25/34                                                  25,000                25,000
  2.18%; 06/25/34                                                  30,000                30,000
 New Century Home Equity Loan Trust /4/
  1.82%; 01/25/34                                                 115,000               115,518
 Option One Mortgage Loan Trust /4/ /5/
  1.63%; 05/25/34                                                  70,000                70,000
  2.15%; 05/25/34                                                  70,000                70,000
 Specialty Underwriting & Residential Finance /4/
  1.61%; 02/25/35                                                  65,000                65,000
 Wells Fargo Home Equity Trust /4/
  1.60%; 04/25/34                                                  90,000                90,002
                                                                                        510,520
HOME EQUITY-SEQUENTIAL (0.14%)
 Ameriquest Mortgage Securities /4/
  1.29%; 04/25/34                                                  75,000                75,000
 Residential Asset Securities
  4.59%; 10/25/26                                                  67,881                68,750
                                                                                        143,750
HOME FURNISHINGS (0.07%)
 Sealy Mattress /3/
  8.25%; 06/15/14                                                  70,000                68,250
HOTELS & MOTELS (0.07%)
 Extended Stay America
  9.15%; 03/15/08                                                  70,000                72,450
INDEPENDENT POWER PRODUCER (0.05%)
 NRG Energy /3/
  8.00%; 12/15/13                                                  50,000                50,375
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
  4.88%; 02/15/13                                                  20,000                19,647
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13                                                  10,000                 9,600
  5.90%; 01/15/07                                                  20,000                21,338
                                                                                         30,938
LIFE & HEALTH INSURANCE (0.04%)
 Lincoln National
  5.25%; 06/15/07                                                  25,000                26,633
 Nationwide Financial Services
  5.63%; 02/13/15                                                  10,000                10,199
                                                                                         36,832
MEDICAL PRODUCTS (0.18%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                                 50,000                55,750
 VWR International /3/
  6.88%; 04/15/12                                                  40,000                41,300
  8.00%; 04/15/14                                                  80,000                83,200
                                                                                        180,250
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (0.13%)
 Eli Lilly
                                                               $                     $
  5.50%; 07/15/06                                                  60,000                63,657
 Schering-Plough
  5.30%; 12/01/13                                                  30,000                29,952
 Wyeth
  6.45%; 02/01/24                                                  35,000                34,953
                                                                                        128,562
MEDICAL-HMO (0.21%)
 Anthem
  4.88%; 08/01/05                                                 200,000               206,286
MEDICAL-HOSPITALS (0.11%)
 HCA
  6.95%; 05/01/12                                                  50,000                52,238
  7.13%; 06/01/06                                                  10,000                10,633
 Triad Hospitals
  8.75%; 05/01/09                                                  40,000                44,350
                                                                                        107,221
METAL PROCESSORS & FABRICATION (0.08%)
 Mueller Group /3/
  10.00%; 05/01/12                                                 75,000                78,562
METAL-DIVERSIFIED (0.13%)
 Falconbridge
  5.38%; 06/01/15                                                  10,000                 9,695
  7.35%; 06/05/12                                                  15,000                16,872
 Noranda
  7.25%; 07/15/12                                                  50,000                55,736
 Rio Tinto Finance
  5.75%; 07/03/06                                                  50,000                52,998
                                                                                        135,301
MISCELLANEOUS INVESTING (0.11%)
 CenterPoint Properties Trust
  4.75%; 08/01/10                                                  30,000                29,772
 iStar Financial /3/
  4.88%; 01/15/09                                                  45,000                43,819
 United Dominion Realty Trust
  6.50%; 06/15/09                                                  30,000                32,571
                                                                                        106,162
MISCELLANEOUS MANUFACTURERS (0.02%)
 Aearo /3/
  8.25%; 04/15/12                                                  20,000                20,500
MONEY CENTER BANKS (0.24%)
 Bank of America
  4.88%; 09/15/12                                                  60,000                59,352
  7.40%; 01/15/11                                                 110,000               126,488
 JP Morgan Chase
  4.50%; 11/15/10                                                  35,000                34,525
 United Overseas Bank /3/
  4.50%; 07/02/13                                                  20,000                18,616
                                                                                        238,981
MORTGAGE BACKED SECURITIES (1.62%)
 Bear Stearns Commercial Mortgage Securities /3/ /4/
  0.72%; 05/11/39                                                 475,000                14,107
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Credit Suisse First Boston Mortgage Securities /4/ /5/
                                                               $                     $
  1.70%; 05/25/34                                                  50,000                50,000
 DLJ Commercial Mortgage
  6.59%; 02/18/31                                                 700,000               765,513
 DLJ Mortgage Acceptance /3/
  6.99%; 10/15/30                                                 100,000               108,455
 Greenwich Capital Commercial
  Funding /4/
  0.55%; 05/10/11                                               1,483,000                29,882
 JP Morgan Chase Commercial Mortgage Securities
  1.22%; 01/12/39 /3/ /4/                                         650,000                37,154
  6.04%; 11/15/35                                                 150,000               161,196
 LB-UBS Commercial Mortgage Trust
  0.15%; 03/01/36 /3/ /4/                                         358,580                 9,568
  0.87%; 03/15/34 /3/ /4/                                         708,201                17,743
  1.41%; 03/15/36 /3/ /4/                                         422,905                23,964
  5.97%; 03/15/26                                                 325,000               348,498
 Merrill Lynch Mortgage Trust /4/
  0.76%; 02/12/42                                               1,471,015                39,878
 Morgan Stanley Capital I /3/ /4/
  1.12%; 01/13/41                                                 425,000                24,079
                                                                                      1,630,037
MULTI-LINE INSURANCE (0.15%)
 Metropolitan Life Global Funding I /3/ /4/
  1.26%; 03/17/09                                                 130,000               129,943
 Safeco
  4.88%; 02/01/10                                                  25,000                25,594
                                                                                        155,537
MULTIMEDIA (0.43%)
 AOL Time Warner
  5.63%; 05/01/05                                                  20,000                20,726
  6.15%; 05/01/07                                                  70,000                74,890
  7.63%; 04/15/31                                                 110,000               120,382
 Gannett
  4.95%; 04/01/05                                                  75,000                76,966
 News America
  4.75%; 03/15/10                                                  15,000                14,999
  6.55%; 03/15/33                                                  30,000                30,466
  6.63%; 01/09/08                                                  35,000                38,196
 Viacom
  6.63%; 05/15/11                                                  15,000                16,619
 Walt Disney
  6.38%; 03/01/12                                                  40,000                43,312
                                                                                        436,556
MUTUAL INSURANCE (0.06%)
 Liberty Mutual Group /3/
  5.75%; 03/15/14                                                  35,000                34,240
  7.00%; 03/15/34                                                  25,000                24,519
                                                                                         58,759
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste
  5.75%; 02/15/11 /3/                                              20,000                19,200
  7.88%; 01/01/09                                                   1,000                 1,038
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
 Waste Management
                                                               $                     $
  5.00%; 03/15/14                                                  20,000                19,230
                                                                                         39,468
NON-HOTEL GAMBLING (0.16%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                  75,000                78,375
 Mohegan Tribal Gaming Authority
  6.38%; 07/15/09                                                  40,000                40,800
 Seneca Gaming /3/
  7.25%; 05/01/12                                                  40,000                40,550
                                                                                        159,725
OIL & GAS DRILLING (0.20%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                  25,000                24,242
 Nabors Holdings
  4.88%; 08/15/09                                                  45,000                45,957
 Pride International
  9.38%; 05/01/07                                                  30,000                30,525
  10.00%; 06/01/09                                                 45,000                47,475
 Transocean
  7.38%; 04/15/18                                                  50,000                57,466
                                                                                        205,665
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                 120,000               126,740
 Canadian Natural Resources
  7.20%; 01/15/32                                                  25,000                27,991
 Chesapeake Energy
  8.38%; 11/01/08                                                  40,000                43,850
 Devon Energy
  7.95%; 04/15/32                                                  40,000                46,503
 EnCana
  4.75%; 10/15/13                                                  20,000                19,218
 Nexen
  5.05%; 11/20/13                                                  15,000                14,557
  7.88%; 03/15/32                                                  25,000                29,279
 Noble Energy /3/
  5.25%; 04/15/14                                                  40,000                39,542
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                                 185,000               203,963
                                                                                        551,643
OIL COMPANY-INTEGRATED (0.19%)
 El Paso CGP
  6.20%; 05/15/04                                                  20,000                20,000
 Occidental Petroleum
  4.00%; 11/30/07                                                  25,000                25,199
 PanCanadian Energy
  7.20%; 11/01/31                                                  35,000                39,031
 Petro-Canada
  5.35%; 07/15/33                                                  20,000                17,281
 Petrobras International Finance
  8.38%; 12/10/18                                                  40,000                37,600
  9.13%; 07/02/13                                                  30,000                30,075
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Petronas Capital /3/
                                                               $                     $
  7.88%; 05/22/22                                                  20,000                22,675
                                                                                        191,861
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
  2.65%; 04/15/07                                                  50,000                48,846
 Grant Prideco
  9.00%; 12/15/09                                                  40,000                44,500
                                                                                         93,346
OIL REFINING & MARKETING (0.12%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                  15,000                15,531
 Tesoro Petroleum
  8.00%; 04/15/08                                                  40,000                43,100
 Valero Energy
  6.88%; 04/15/12                                                  55,000                60,819
                                                                                        119,450
PAPER & RELATED PRODUCTS (0.40%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                  50,000                51,855
 Domtar
  5.38%; 12/01/13                                                  15,000                14,556
 International Paper
  3.80%; 04/01/08                                                  80,000                79,164
  6.75%; 09/01/11                                                  25,000                27,468
 Norske Skog /3/
  7.63%; 10/15/11                                                  50,000                56,414
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                                  20,000                21,615
 Smurfit Capital Funding
  6.75%; 11/20/05                                                  40,000                41,200
 Weyerhaeuser
  6.13%; 03/15/07                                                  60,000                64,222
  6.75%; 03/15/12                                                  40,000                43,850
                                                                                        400,344
PETROCHEMICALS (0.04%)
 Braskem /3/
  11.75%; 01/22/14                                                 45,000                43,425
PHARMACY SERVICES (0.04%)
 Omnicare
  8.13%; 03/15/11                                                  40,000                44,000
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                                  80,000                80,000
PIPELINES (0.29%)
 Buckeye Partners
  4.63%; 07/15/13                                                  35,000                33,222
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                  40,000                44,788
 Duke Capital
  4.37%; 03/01/09                                                  25,000                24,509
 Duke Energy Field Services
  7.88%; 08/16/10                                                  20,000                23,120
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Enbridge Energy Partners
                                                               $                     $
  4.00%; 01/15/09                                                  15,000                14,879
 Equitable Resources
  5.15%; 11/15/12                                                  25,000                25,464
 National Fuel Gas
  5.25%; 03/01/13                                                  25,000                25,180
 TEPPCO Partners
  6.13%; 02/01/13                                                  45,000                46,926
 Texas Eastern Transmission
  5.25%; 07/15/07                                                  50,000                52,237
                                                                                        290,325
POULTRY (0.13%)
 Tyson Foods
  6.63%; 10/01/04                                                 125,000               126,980
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons /3/
  4.95%; 04/01/14                                                  35,000                33,800
PROPERTY & CASUALTY INSURANCE (0.49%)
 ACE
  6.00%; 04/01/07                                                  70,000                74,775
 ACE INA Holdings
  8.20%; 08/15/04                                                  30,000                30,554
 Arch Capital Group
  7.35%; 05/01/34                                                  60,000                60,950
 Infinity Property & Casualty /3/
  5.50%; 02/18/14                                                  55,000                53,165
 Markel
  6.80%; 02/15/13                                                  55,000                57,576
 St. Paul
  5.75%; 03/15/07                                                  80,000                85,077
 W.R. Berkley
  5.13%; 09/30/10                                                  55,000                55,432
 XL Capital
  6.50%; 01/15/12                                                  70,000                76,655
                                                                                        494,184
PUBLISHING-BOOKS (0.06%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                  55,000                59,233
PUBLISHING-PERIODICALS (0.02%)
 Reader's Digest Association /3/
  6.50%; 03/01/11                                                  25,000                25,250
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide /3/
  10.00%; 03/01/10                                                 45,000                46,688
REGIONAL BANKS (0.60%)
 Bank One
  7.63%; 08/01/05                                                  80,000                85,357
 KeyCorp
  4.63%; 05/16/05                                                 100,000               102,497
  8.00%; 07/01/04                                                  30,000                30,304
 PNC Funding
  5.75%; 08/01/06                                                 100,000               106,136
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 SunTrust Banks
                                                               $                     $
  5.05%; 07/01/07                                                  35,000                36,680
 Wachovia
  5.63%; 12/15/08                                                 100,000               105,906
 Wells Fargo
  3.12%; 08/15/08                                                  30,000                29,099
  5.13%; 02/15/07                                                 100,000               105,264
                                                                                        601,243
REINSURANCE (0.05%)
 Berkshire Hathaway /3/
  4.63%; 10/15/13                                                  55,000                53,266
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent /3/
  9.50%; 10/15/10                                                  60,000                64,350
 United Rentals /3/
  6.50%; 02/15/12                                                  20,000                19,300
                                                                                         83,650
RESEARCH & DEVELOPMENT (0.03%)
 Science Applications International
  5.50%; 07/01/33                                                   5,000                 4,463
  7.13%; 07/01/32                                                  25,000                27,652
                                                                                         32,115
RESORTS & THEME PARKS (0.07%)
 Intrawest
  10.50%; 02/01/10                                                 65,000                71,012
RETAIL-PROPANE DISTRIBUTION (0.03%)
 Ferrellgas Partners /3/
  6.75%; 05/01/14                                                  35,000                35,000
RETAIL-RESTAURANTS (0.09%)
 Yum! Brands
  7.70%; 07/01/12                                                  80,000                92,515
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National Group
  8.63%; 08/15/07                                                  15,000                15,263
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.06%)
 General Nutrition Centers /3/
  8.50%; 12/01/10                                                  60,000                62,700
SAVINGS & LOANS-THRIFTS (0.09%)
 Washington Mutual
  3.97%; 03/25/33                                                  72,000                70,877
  5.50%; 01/15/13                                                  15,000                15,247
                                                                                         86,124
SOVEREIGN (0.30%)
 Mexico Government
  8.00%; 09/24/22                                                  40,000                42,200
  8.30%; 08/15/31                                                  35,000                37,555
  8.38%; 01/14/11                                                 190,000               218,500
                                                                                        298,255
SPECIAL PURPOSE ENTITY (0.04%)
 Fondo Latinoamericano de Reservas /3/
  3.00%; 08/01/06                                                  45,000                45,040
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
STEEL PIPE & TUBE (0.04%)
 Valmont Industries /3/
                                                               $                     $
  6.88%; 05/01/14                                                  40,000                40,100
STEEL PRODUCERS (0.07%)
 International Steel Group /3/
  6.50%; 04/15/14                                                  75,000                72,000
STEEL-SPECIALTY (0.05%)
 CSN Islands VIII /3/
  9.75%; 12/16/13                                                  60,000                54,000
SUPRANATIONAL BANK (0.12%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                  65,000                67,451
  6.88%; 03/15/12                                                  45,000                49,444
                                                                                        116,895
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.05%)
 Corning
  5.90%; 03/15/14                                                  55,000                53,487
TELECOMMUNICATION SERVICES (0.04%)
 MasTec
  7.75%; 02/01/08                                                  45,000                43,650
TELEPHONE-INTEGRATED (1.16%)
 AT&T
  6.00%; 03/15/09                                                  20,000                20,028
 British Telecommunications
  7.88%; 12/15/05                                                 230,000               248,936
 Citizens Communications
  7.63%; 08/15/08                                                  30,000                31,223
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                 130,000               129,044
  8.50%; 06/15/10 /4/                                              30,000                35,447
 France Telecom /4/
  8.75%; 03/01/11                                                  70,000                82,754
 Qwest
  7.20%; 11/01/04                                                  45,000                45,562
 Sprint Capital
  6.00%; 01/15/07                                                  40,000                42,519
  6.13%; 11/15/08                                                  35,000                37,477
  6.88%; 11/15/28                                                 110,000               107,991
  6.90%; 05/01/19                                                  30,000                31,045
 Telecom Italia Capital /3/
  4.00%; 11/15/08                                                  35,000                34,694
  5.25%; 11/15/13                                                 100,000                98,593
  6.38%; 11/15/33                                                  20,000                19,616
 Telefonica Europe
  7.75%; 09/15/10                                                  75,000                86,990
 Telefonos de Mexico
  4.50%; 11/19/08 /3/                                              10,000                 9,883
  8.25%; 01/26/06                                                 100,000               108,226
                                                                                      1,170,028
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                                  30,000                32,400
                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (0.12%)
 Cinemark /1/ /3/ /4 /
                                                               $                     $
  0.00%; 03/15/14                                                  50,000                31,313
 Cinemark USA
  8.50%; 08/01/08                                                  85,000                88,187
                                                                                        119,500
TRANSPORT-RAIL (0.09%)
 Union Pacific
  4.70%; 01/02/24                                                  15,000                14,488
  5.75%; 10/15/07                                                  70,000                74,722
                                                                                         89,210
TRANSPORT-SERVICES (0.05%)
 FedEx
  1.39%; 04/01/05 /3/ /4/                                          30,000                29,995
  3.50%; 04/01/09 /3/                                              20,000                19,341
                                                                                         49,336
VENTURE CAPITAL (0.04%)
 Arch Western Finance /3/
  6.75%; 07/01/13                                                  35,000                36,050
VITAMINS & NUTRITION PRODUCTS (0.03%)
 WH Holdings/WH Capital /3/
  9.50%; 04/01/11                                                  25,000                26,563
WIRE & CABLE PRODUCTS (0.15%)
 Superior Essex Communications /3/
  9.00%; 04/15/12                                                 160,000               153,600
                                                             TOTAL BONDS             23,000,266

                                                               Principal
       Type             Rate             Maturity                Amount                Value
------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.23%)
                                                               $                     $
FHLMC /6/           5.00%         12/01/17 - 06/01/34           1,692,735             1,690,350
FHLMC /6/           5.50%         03/01/33 - 05/01/34           2,298,149             2,295,557
FHLMC /6/           6.00%         01/01/29 - 05/01/34             466,070               477,044
FHLMC               6.50%         12/01/20 - 06/01/31             296,867               309,510
FHLMC               7.00%         12/01/27 - 09/01/31             189,838               200,724
FHLMC               7.50%         11/01/30 - 01/01/31             101,805               109,358
FHLMC               8.00%         12/01/30                        163,363               176,508
                                                TOTAL FHLMC CERTIFICATES              5,259,051

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.65%)
FNMA                4.50%         05/01/10 - 07/01/33             530,242               518,582
FNMA /6/            5.00%         03/01/18 - 06/01/19           1,007,623             1,010,631
FNMA /6/            5.50%         01/01/33 - 05/01/34           3,510,560             3,503,107
FNMA                6.00%         06/01/06 - 05/01/10             372,344               390,782
FNMA                6.50%         05/01/06 - 03/01/08             243,280               255,228
                                                 TOTAL FNMA CERTIFICATES              5,678,330
                                                               Principal
       Type             Rate             Maturity                Amount                Value
------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (1.59%)
                                                               $                     $
GNMA I              6.00%         06/15/32 - 12/15/33             267,797               274,727
GNMA I              6.50%         05/15/32                        402,783               420,867
GNMA I              7.00%         05/15/31 - 02/15/32             210,662               224,023
GNMA II             6.00%         06/20/26 - 06/20/27             353,705               363,191
GNMA II /6/         6.50%         05/01/34                        300,000               312,691
                                                 TOTAL GNMA CERTIFICATES              1,595,499

                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
TREASURY BONDS (3.99%)
 U.S. Treasury
                                                               $                     $
  4.00%; 02/15/14                                                 175,000               168,109
  5.38%; 02/15/31                                                 275,000               278,609
  6.25%; 05/15/30                                                 225,000               252,852
  7.13%; 02/15/23                                                 240,000               292,031
  7.25%; 05/15/16                                                  50,000                60,914
  7.50%; 11/15/16                                                 135,000               167,838
  8.00%; 11/15/21                                                 285,000               375,443
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                 352,702               350,195
  3.38%; 01/15/07                                                 176,286               190,086
  3.50%; 01/15/11                                                 401,190               446,904
  3.63%; 01/15/08                                                 432,206               475,545
  3.88%; 01/15/09                                                 425,764               477,471
 U.S. Treasury Strip /1/
  0.00%; 02/15/15                                                 800,000               472,168
                                                    TOTAL TREASURY BONDS              4,008,165

                                                               Principal
                                                                 Amount                Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.27%)
DIVERSIFIED FINANCIAL SERVICES (2.27%)
 Investment in Joint Trading Account; Citigroup
  1.02%; 05/03/04                                               2,281,796             2,281,796
                                                  TOTAL COMMERCIAL PAPER              2,281,796


                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)



                                               Maturity
                                                Amount              Value
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.55%)
 Bear Stearns 1.03%; dated 04/30/04
  maturing 05/03/04 (collateralized by
  FHLMC; $36,720; 12/30/11) /7/                $ 36,009            $ 36,000
 Deutsche Bank 1.02%; dated 04/30/04
  maturing 05/03/04 (collateralized by
  FHLMC; $522,891; 02/15/07) /7/                512,682             512,638
                           TOTAL REPURCHASE AGREEMENTS              548,638
                                                                   --------


          TOTAL PORTFOLIO INVESTMENTS (105.98%)             106,483,772
LIABILITIES, NET OF CASH, RECEIVABLES, AND
 OTHER ASSETS (-5.98%)                                      (6,011,620)
                     TOTAL NET ASSETS (100.00%)             $100,472,152
                                                            --------------


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $3,215,309 or 3.20% of net assets.
/4 /Variable rate.
/5 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (58.79%)
ADVANCED MATERIALS & PRODUCTS (0.12%)
 Hexcel
                                                                     $                     $
  9.75%; 01/15/09                                                       250,000                262,500
AEROSPACE & DEFENSE (0.42%)
 Raytheon
  1.58%; 06/10/05 /1/                                                   550,000                550,155
  4.85%; 01/15/11                                                       350,000                348,463
                                                                                               898,618
AEROSPACE & DEFENSE EQUIPMENT (0.11%)
 K&F Industries
  9.25%; 10/15/07                                                       225,000                232,875
AGRICULTURAL OPERATIONS (0.40%)
 Bunge Limited Finance
  4.38%; 12/15/08 /2/                                                   430,000                428,511
  5.35%; 04/15/14 /2/                                                   270,000                262,923
  5.88%; 05/15/13                                                       160,000                162,836
                                                                                               854,270
AIRLINES (0.25%)
 Northwest Airlines
  7.58%; 09/01/20                                                       303,099                306,700
 Southwest Airlines
  5.10%; 05/01/06                                                       220,348                227,804
                                                                                               534,504
ASSET BACKED SECURITIES (1.18%)
 Bear Stearns Asset Backed Securities /1/
  1.70%; 03/25/34                                                       515,000                514,999
 Chase Funding Mortgage Loan
  3.07%; 08/25/17                                                       128,258                128,153
 Chase Funding Mortgage Loan Asset Backed Certificates
  /1/
  1.39%; 09/25/33                                                       400,000                400,000
  1.60%; 09/25/33                                                       420,000                420,000
 Countrywide Asset-Backed Certificates
  3.61%; 04/25/30                                                       490,000                492,382
 Master Adjustable Rate Mortgages Trust /1/
  2.20%; 03/25/34                                                       545,000                549,069
                                                                                             2,504,603
AUTO-CARS & LIGHT TRUCKS (0.90%)
 DaimlerChrysler Holding
  2.13%; 08/08/06 /1/                                                   650,000                657,185
  4.05%; 06/04/08                                                       400,000                392,907
  4.75%; 01/15/08                                                        75,000                 76,086
  7.25%; 01/18/06                                                       225,000                241,080
 Ford Motor
  7.45%; 07/16/31                                                       125,000                121,857
 General Motors
  8.25%; 07/15/23                                                       275,000                294,299
 Hyundai Motor Manufacturing /2/
  5.30%; 12/19/08                                                       130,000                129,560
                                                                                             1,912,974
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.16%)
 Navistar International
  8.00%; 02/01/08                                                       335,000                344,212
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.43%)
 Delco Remy International
                                                                     $                     $
  8.63%; 12/15/07                                                       250,000                257,500
 Delphi /1/
  1.69%; 12/01/04                                                       325,000                325,000
 Lear
  7.96%; 05/15/05                                                       320,000                336,800
                                                                                               919,300
AUTOMOBILE SEQUENTIAL (0.92%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                       950,000                974,355
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                       978,309                983,946
                                                                                             1,958,301
BREWERY (0.36%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                      300,000                343,500
 Coors Brewing
  6.38%; 05/15/12                                                       245,000                264,526
 SABMiller /2/
  6.63%; 08/15/33                                                       150,000                156,255
                                                                                               764,281
BROADCASTING SERVICES & PROGRAMMING (0.52%)
 Clear Channel Communications
  5.75%; 01/15/13                                                       415,000                424,329
 Grupo Televisa
  8.50%; 03/11/32                                                       100,000                105,500
 Liberty Media
  3.50%; 09/25/06                                                       385,000                385,743
  5.70%; 05/15/13                                                       200,000                199,982
                                                                                             1,115,554
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.74%)
 CRH America
  6.40%; 10/15/33                                                       155,000                154,788
  6.95%; 03/15/12                                                       229,000                254,948
 Masco
  1.37%; 03/09/07 /1/ /2/                                               675,000                674,724
  6.00%; 05/03/04                                                       500,000                500,000
                                                                                             1,584,460
BUILDING PRODUCTS-AIR & HEATING (0.10%)
 York International
  6.63%; 08/15/06                                                       200,000                212,356
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                        90,000                 85,409
BUILDING-RESIDENTIAL & COMMERCIAL (0.18%)
 DR Horton
  8.50%; 04/15/12                                                       335,000                376,037
CABLE TV (1.15%)
 Comcast
  5.30%; 01/15/14                                                        50,000                 48,809
  5.50%; 03/15/11                                                       740,000                758,153
  5.85%; 01/15/10                                                        30,000                 31,502
  7.05%; 03/15/33                                                       230,000                241,958
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Comcast Cable Communications
                                                                     $                     $
  6.75%; 01/30/11                                                       220,000                241,096
 Cox Communications
  5.50%; 10/01/15                                                       155,000                150,898
  6.75%; 03/15/11                                                       630,000                688,330
 EchoStar DBS
  10.38%; 10/01/07                                                      275,000                297,344
                                                                                             2,458,090
CASINO HOTELS (0.29%)
 Aztar
  8.88%; 05/15/07                                                       605,000                624,662
CASINO SERVICES (0.16%)
 International Game Technology
  8.38%; 05/15/09                                                       290,000                339,573
CELLULAR TELECOMMUNICATIONS (1.52%)
 America Movil /2/
  5.50%; 03/01/14                                                       435,000                407,028
 AT&T Wireless Services
  7.88%; 03/01/11                                                       295,000                339,786
  8.13%; 05/01/12                                                       480,000                559,864
 Nextel Communications
  9.38%; 11/15/09                                                       240,000                259,500
 Rogers Wireless Communications /2/
  6.38%; 03/01/14                                                       445,000                418,300
 Rural Cellular /2/
  8.25%; 03/15/12                                                       120,000                123,900
 Telus
  7.50%; 06/01/07                                                       445,000                491,744
  8.00%; 06/01/11                                                        40,000                 46,398
 U.S. Cellular
  6.70%; 12/15/33                                                        75,000                 73,277
 Verizon Wireless Capital
  5.38%; 12/15/06                                                       480,000                506,504
                                                                                             3,226,301
CHEMICALS-DIVERSIFIED (0.51%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                       240,000                252,571
  7.00%; 03/15/11                                                       265,000                292,360
 ICI Wilmington I
  5.63%; 12/01/13                                                       220,000                219,586
 Lyondell Chemical
  9.88%; 05/01/07                                                       200,000                210,000
 Phibro Animal Health
  9.88%; 06/01/08                                                       125,000                113,750
                                                                                             1,088,267
CHEMICALS-SPECIALTY (0.17%)
 Hercules /2/
  6.75%; 10/15/29                                                       200,000                198,000
 Westlake Chemical
  8.75%; 07/15/11                                                       140,000                153,650
                                                                                               351,650
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CIRCUIT BOARDS (0.13%)
 Jabil Circuit
                                                                     $                     $
  5.88%; 07/15/10                                                       275,000                285,620
COAL (0.20%)
 Massey Energy
  6.63%; 11/15/10                                                       120,000                120,600
 Peabody Energy
  6.88%; 03/15/13                                                       290,000                301,600
                                                                                               422,200
COATINGS & PAINT (0.08%)
 Valspar
  6.00%; 05/01/07                                                       160,000                170,975
COMMERCIAL BANKS (0.22%)
 AmSouth Bank
  4.85%; 04/01/13                                                       225,000                219,301
 Union Planters Bank
  5.13%; 06/15/07                                                       240,000                255,524
                                                                                               474,825
COMMERCIAL SERVICE-FINANCE (0.05%)
 Dollar Financial Group
  9.75%; 11/15/11                                                       100,000                107,500
COMMERCIAL SERVICES (0.07%)
 Iron Mountain
  6.63%; 01/01/16                                                       150,000                139,500
COMPUTER SERVICES (0.18%)
 Sungard Data Systems /2/
  4.88%; 01/15/14                                                       155,000                148,908
 Unisys
  7.88%; 04/01/08                                                       220,000                225,500
                                                                                               374,408
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                                        75,000                 82,855
CONTAINERS-PAPER & PLASTIC (0.13%)
 Norampac
  6.75%; 06/01/13                                                       275,000                286,000
CREDIT CARD ASSET BACKED SECURITIES (1.74%)
 American Express Credit Account                 Master
  Trust /1/
  1.35%; 09/15/11                                                       200,000                200,463
 American Express Master Trust
  7.85%; 08/15/05                                                       600,000                614,675
 Capital One Multi-Asset Execution Trust /1/
  1.32%; 12/15/09                                                       550,000                550,459
 Chase Credit Card Master Trust /1/
  1.30%; 05/15/09                                                       750,000                750,000
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                     1,500,000              1,592,090
                                                                                             3,707,687
DATA PROCESSING & MANAGEMENT (0.06%)
 Certegy
  4.75%; 09/15/08                                                       135,000                137,390
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.37%)
 Citigroup
                                                                     $                     $
  5.13%; 05/05/14                                                       160,000                158,565
  5.75%; 05/10/06                                                       750,000                795,081
  6.63%; 06/15/32                                                       215,000                225,594
 General Electric Capital
  0.70%; 03/10/40 /1/                                                 5,145,572                173,205
  1.28%; 02/02/09 /1/                                                   775,000                776,323
  6.75%; 03/15/32                                                       475,000                511,389
 John Deere Capital
  3.13%; 12/15/05                                                       160,000                162,166
 NiSource Finance
  3.20%; 11/01/06                                                       120,000                120,019
                                                                                             2,922,342
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 General Electric
  5.00%; 02/01/13                                                       125,000                124,283
 Tyco International Group
  6.00%; 11/15/13 /2/                                                   200,000                202,746
  6.38%; 02/15/06                                                       300,000                316,063
                                                                                               643,092
DIVERSIFIED MINERALS (0.15%)
 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                                       125,000                124,359
 Vale Overseas
  9.00%; 08/15/13                                                       185,000                193,094
                                                                                               317,453
DIVERSIFIED OPERATIONS (0.15%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                       325,000                327,375
E-COMMERCE-PRODUCTS (0.06%)
 FTD /2/
  7.75%; 02/15/14                                                       130,000                128,700
ELECTRIC-GENERATION (0.19%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                      160,600                161,403
 Korea East-West Power /2/
  4.88%; 04/21/11                                                        85,000                 83,227
 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                                       160,000                160,000
                                                                                               404,630
ELECTRIC-INTEGRATED (4.89%)
 Appalachian Power
  5.95%; 05/15/33                                                        90,000                 84,327
 Arizona Public Service
  6.50%; 03/01/12                                                       205,000                220,553
 Centerpoint Energy
  5.88%; 06/01/08                                                       180,000                183,316
  7.25%; 09/01/10                                                       165,000                175,950
 Consolidated Edison
  3.63%; 08/01/08                                                       185,000                182,922
 Consumers Energy
  4.25%; 04/15/08                                                        70,000                 69,963
  6.00%; 03/15/05                                                       160,000                164,458
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Dayton Power & Light /2/
                                                                     $                     $
  5.13%; 10/01/13                                                       200,000                192,960
 Dominion Resources
  1.39%; 05/15/06 /1/                                                   550,000                550,817
  7.82%; 09/15/04                                                     1,000,000              1,022,426
 DPL
  6.88%; 09/01/11                                                       250,000                246,250
 DTE Energy
  6.00%; 06/01/04                                                       525,000                526,660
 Entergy Gulf States
  3.60%; 06/01/08                                                       180,000                174,268
 Exelon
  6.75%; 05/01/11                                                       200,000                220,790
 FirstEnergy
  6.45%; 11/15/11                                                       325,000                342,160
 FPL Energy Wind Funding /2/
  6.88%; 06/27/17                                                       260,000                261,300
 FPL Group Capital
  3.25%; 04/11/06                                                       170,000                171,844
 Georgia Power /1/
  1.30%; 02/17/09                                                       900,000                899,064
 Indianapolis Power & Light
  7.38%; 08/01/07                                                       230,000                253,262
 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                                        80,000                 79,203
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                       200,000                204,422
  6.75%; 12/30/31                                                       235,000                252,556
 MSW Energy /2/
  7.38%; 09/01/10                                                       225,000                232,875
 Northeast Utilities
  3.30%; 06/01/08                                                       145,000                139,297
 Ohio Power
  4.85%; 01/15/14                                                       185,000                178,317
 Oncor Electric Delivery
  6.38%; 05/01/12                                                       275,000                297,939
 Pacific Gas & Electric
  3.60%; 03/01/09                                                       150,000                145,502
  6.05%; 03/01/34                                                       515,000                487,036
 Pepco Holdings
  3.75%; 02/15/06                                                       565,000                573,245
  4.00%; 05/15/10                                                        70,000                 66,668
 Power Contract Financing /2/
  5.20%; 02/01/06                                                       152,785                155,082
 PSI Energy
  5.00%; 09/15/13                                                       220,000                214,673
 Puget Energy
  3.36%; 06/01/08                                                       175,000                167,571
 Southern California Edison
  5.00%; 01/15/14                                                        85,000                 83,389
  8.00%; 02/15/07                                                       290,000                325,158
 Southwestern Electric Power
  4.50%; 07/01/05                                                       240,000                245,911
 TXU Energy
  6.13%; 03/15/08                                                       140,000                149,330
 Virginia Electric & Power
  4.50%; 12/15/10                                                       320,000                315,456
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Westar Energy
                                                                     $                     $
  8.50%; 07/01/22                                                       150,000                154,500
                                                                                            10,411,420
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International
  6.50%; 05/15/13                                                       150,000                151,875
ELECTRONICS-MILITARY (0.24%)
 L-3 Communications
  8.00%; 08/01/08                                                       480,000                502,200
FEDERAL & FEDERALLY SPONSORED CREDIT (0.16%)
 Housing Urban Development
  2.99%; 08/01/05                                                       325,000                329,479
FIDUCIARY BANKS (0.34%)
 State Street Capital Trust II /1/
  1.62%; 02/15/08                                                       725,000                730,011
FINANCE-AUTO LOANS (1.86%)
 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                       900,000                899,615
 Ford Motor Credit
  5.80%; 01/12/09                                                       225,000                229,166
  6.13%; 01/09/06                                                       225,000                234,527
  6.88%; 02/01/06                                                       160,000                169,356
  7.25%; 10/25/11                                                       450,000                477,500
  7.38%; 02/01/11                                                       400,000                427,730
  7.88%; 06/15/10                                                       160,000                175,779
 General Motors Acceptance
  2.40%; 10/20/05 /1/                                                   550,000                553,745
  6.88%; 09/15/11                                                       110,000                115,457
  6.88%; 08/28/12                                                       250,000                260,665
  8.00%; 11/01/31                                                       180,000                189,976
 Toyota Motor Credit
  2.80%; 01/18/06                                                       220,000                223,037
                                                                                             3,956,553
FINANCE-COMMERCIAL (0.21%)
 CIT Group /1/
  1.32%; 02/15/07                                                       450,000                450,366
FINANCE-CONSUMER LOANS (1.16%)
 Household Finance
  1.28%; 02/09/07 /1/                                                   775,000                776,417
  3.38%; 02/21/06                                                        95,000                 96,328
  4.13%; 12/15/08                                                       200,000                199,914
  4.75%; 07/15/13                                                       155,000                148,105
  5.75%; 01/30/07                                                       700,000                745,488
  7.00%; 05/15/12                                                       125,000                140,048
 SLM
  5.38%; 05/15/14                                                       375,000                374,228
                                                                                             2,480,528
FINANCE-CREDIT CARD (0.22%)
 Capital One Bank
  6.88%; 02/01/06                                                       435,000                463,767
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (2.60%)
 Bear Stearns
                                                                     $                     $
  1.47%; 01/30/09 /1/                                                   575,000                576,048
  1.67%; 06/25/34 /1/ /4/                                               425,000                425,000
  3.00%; 03/30/06                                                       165,000                165,995
  4.00%; 01/31/08                                                       210,000                211,754
 Credit Suisse First Boston
  3.88%; 01/15/09                                                       150,000                148,039
 Goldman Sachs Group
  3.88%; 01/15/09                                                       100,000                 98,454
  5.15%; 01/15/14                                                       130,000                126,514
  6.60%; 01/15/12                                                       480,000                525,603
  6.88%; 01/15/11                                                       475,000                528,529
 Lehman Brothers Holdings
  4.80%; 03/13/14                                                       315,000                300,759
 Merrill Lynch
  1.38%; 02/06/09 /1/                                                   775,000                775,242
  4.50%; 11/04/10                                                       225,000                223,308
 Morgan Stanley
  1.07%; 04/15/34 /1/                                                 4,670,060                130,309
  1.25%; 02/15/07 /1/                                                   500,000                500,118
  4.25%; 05/15/10                                                       135,000                132,960
  4.75%; 04/01/14                                                       270,000                252,258
  5.30%; 03/01/13                                                       165,000                164,908
  6.75%; 04/15/11                                                       225,000                248,558
                                                                                             5,534,356
FINANCE-LEASING COMPANY (0.25%)
 Boeing Capital
  7.10%; 09/27/05                                                       500,000                532,431
FINANCE-MORTGAGE LOAN/BANKER (5.83%)
 Countrywide Home Loan
  1.27%; 02/17/06 /1/                                                   125,000                124,988
  1.60%; 06/02/06 /1/                                                   775,000                780,354
  4.25%; 12/19/07                                                       120,000                121,971
  4.64%; 12/19/33 /1/                                                 1,000,000                971,938
  5.25%; 06/15/04                                                     1,000,000              1,004,387
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                       275,000                264,853
  3.25%; 02/25/08                                                     1,675,000              1,647,434
  4.75%; 10/11/12                                                       550,000                536,780
  4.75%; 05/06/13                                                       575,000                557,487
  6.25%; 07/15/32                                                       125,000                132,751
  6.75%; 03/15/31                                                       541,000                610,388
 Federal National Mortgage Association
  2.88%; 05/19/08                                                       275,000                265,494
  3.32%; 11/25/32                                                       405,310                405,947
  3.70%; 11/01/07                                                     1,430,000              1,436,246
  3.75%; 07/29/05                                                     1,075,000              1,080,441
  4.32%; 07/26/07                                                       530,000                544,053
  4.75%; 02/21/13                                                       550,000                534,322
  6.25%; 05/15/29                                                     1,000,000              1,061,758
  7.25%; 05/15/30                                                       280,000                334,618
                                                                                            12,416,210
FINANCE-OTHER SERVICES (0.50%)
 Verizon Global Funding
  6.75%; 12/01/05                                                     1,000,000              1,067,021
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 Corn Products International
                                                                     $                     $
  8.45%; 08/15/09                                                       265,000                304,750
 General Mills
  6.00%; 02/15/12                                                       240,000                254,467
 Kraft Foods
  4.63%; 11/01/06                                                       325,000                336,133
  5.63%; 11/01/11                                                        65,000                 67,155
  6.50%; 11/01/31                                                       125,000                128,080
                                                                                             1,090,585
FOOD-RETAIL (0.36%)
 Delhaize America
  7.38%; 04/15/06                                                       360,000                384,800
 Kroger
  6.20%; 06/15/12                                                       200,000                212,406
 Safeway
  5.80%; 08/15/12                                                        35,000                 35,955
  6.50%; 03/01/11                                                       125,000                134,555
                                                                                               767,716
GOLD MINING (0.04%)
 Placer Dome
  6.38%; 03/01/33                                                        30,000                 29,969
  6.45%; 10/15/35                                                        50,000                 49,984
                                                                                                79,953
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                       100,000                 95,375
  4.63%; 12/15/09                                                        85,000                 84,834
                                                                                               180,209
HOME EQUITY-OTHER (1.20%)
 Argent Securities /1/
  1.32%; 02/25/34                                                       400,000                399,901
 Long Beach Mortgage Loan Trust /1/ /4/
  1.63%; 06/25/34                                                       140,000                140,000
  2.18%; 06/25/34                                                       165,000                165,000
 Option One Mortgage Loan Trust /1/ /4/
  1.63%; 05/25/34                                                       400,000                400,000
  2.15%; 05/25/34                                                       400,000                400,000
 Saxon Asset Securities Trust /1/
  2.23%; 03/25/35                                                       675,000                673,698
 Specialty Underwriting & Residential Finance /1/
  1.61%; 02/25/35                                                       385,000                385,000
                                                                                             2,563,599
HOME EQUITY-SEQUENTIAL (0.63%)
 Ameriquest Mortgage Securities /1/
  1.29%; 04/25/34                                                       460,000                460,000
 Residential Asset Securities
  3.28%; 08/25/29                                                       550,000                548,488
  4.59%; 10/25/26                                                       322,433                326,563
                                                                                             1,335,051
HOTELS & MOTELS (0.20%)
 Extended Stay America
  9.15%; 03/15/08                                                       420,000                434,700
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 AMVESCAP
                                                                     $                     $
  5.38%; 02/27/13                                                        75,000                 72,003
  5.90%; 01/15/07                                                       110,000                117,359
                                                                                               189,362
LIFE & HEALTH INSURANCE (0.49%)
 John Hancock Global Funding II /1/ /2/
  1.28%; 04/03/09                                                       800,000                798,858
 Lincoln National
  5.25%; 06/15/07                                                       180,000                191,755
 Nationwide Financial Services
  5.63%; 02/13/15                                                        60,000                 61,197
                                                                                             1,051,810
MACHINERY-CONSTRUCTION & MINING (0.11%)
 Terex
  9.25%; 07/15/11                                                       200,000                223,000
MEDICAL PRODUCTS (0.18%)
 Hanger Orthopedic Group
  10.38%; 02/15/09                                                      350,000                390,250
MEDICAL-DRUGS (0.19%)
 Schering-Plough
  5.30%; 12/01/13                                                       185,000                184,704
 Wyeth
  6.45%; 02/01/24                                                       210,000                209,715
                                                                                               394,419
MEDICAL-HMO (0.24%)
 Anthem
  4.88%; 08/01/05                                                       500,000                515,714
MEDICAL-HOSPITALS (0.33%)
 HCA
  5.25%; 11/06/08                                                       210,000                210,083
  7.13%; 06/01/06                                                       225,000                239,241
 Triad Hospitals
  8.75%; 05/01/09                                                       220,000                243,925
                                                                                               693,249
METAL PROCESSORS & FABRICATION (0.11%)
 Mueller Group /2/
  10.00%; 05/01/12                                                      225,000                235,688
METAL-DIVERSIFIED (0.40%)
 Falconbridge
  5.38%; 06/01/15                                                       115,000                111,489
  7.35%; 06/05/12                                                        65,000                 73,115
 Noranda
  7.25%; 07/15/12                                                       240,000                267,532
 Rio Tinto Finance
  5.75%; 07/03/06                                                       380,000                402,782
                                                                                               854,918
MISCELLANEOUS INVESTING (0.36%)
 CenterPoint Properties Trust
  4.75%; 08/01/10                                                       225,000                223,291
 iStar Financial /2/
  4.88%; 01/15/09                                                       280,000                272,650
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                                     $                     $
  6.50%; 06/15/09                                                       240,000                260,572
                                                                                               756,513
MONEY CENTER BANKS (0.64%)
 Bank of America
  4.88%; 09/15/12                                                       685,000                677,599
  7.40%; 01/15/11                                                       280,000                321,971
 JP Morgan Chase
  4.50%; 11/15/10                                                       230,000                226,879
 United Overseas Bank /2/
  4.50%; 07/02/13                                                       150,000                139,617
                                                                                             1,366,066
MORTGAGE BACKED SECURITIES (0.74%)
 Banc of America Commercial Mortgage /1/
  0.05%; 11/10/38                                                     3,128,093                 53,037
  1.16%; 11/10/38                                                     2,031,463                106,969
 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.72%; 05/11/39                                                     2,700,000                 80,187
 GMAC Commercial Mortgage Securities /1/
  0.97%; 03/10/38                                                     3,769,474                173,102
 Greenwich Capital Commercial Funding /1/
  0.55%; 05/10/11                                                     8,700,000                175,305
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  1.22%; 01/12/39                                                     3,700,000                211,492
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.15%; 03/01/36                                                     2,330,768                 62,189
  0.87%; 03/15/34                                                     3,257,726                 81,616
  1.41%; 03/15/36                                                     2,283,684                129,407
 Merrill Lynch Mortgage Trust /1/
  0.76%; 02/12/42                                                     9,193,847                249,236
 Morgan Stanley Capital I
  1.12%; 01/13/41/1/ /2/                                              2,500,000                141,640
  7.11%; 04/15/33                                                       100,000                112,207
                                                                                             1,576,387
MULTI-LINE INSURANCE (0.09%)
 Safeco
  4.88%; 02/01/10                                                       190,000                194,512
MULTIMEDIA (0.77%)
 AOL Time Warner
  7.63%; 04/15/31                                                       785,000                859,093
 News America
  4.75%; 03/15/10                                                        90,000                 89,992
  6.55%; 03/15/33                                                       225,000                228,499
  6.63%; 01/09/08 /5/                                                   250,000                272,829
 Walt Disney
  5.38%; 06/01/07                                                       175,000                183,627
                                                                                             1,634,040
MUTUAL INSURANCE (0.15%)
 Liberty Mutual Group /2/
  5.75%; 03/15/14                                                       195,000                190,766
  7.00%; 03/15/34                                                       130,000                127,499
                                                                                               318,265
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.22%)
 Allied Waste
                                                                     $                     $
  5.75%; 02/15/11 /2/                                                   130,000                124,800
  6.38%; 04/15/11 /2/                                                   200,000                198,000
  7.88%; 01/01/09                                                        23,000                 23,862
 Waste Management
  5.00%; 03/15/14                                                       125,000                120,188
                                                                                               466,850
NON-HOTEL GAMBLING (0.12%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                       250,000                261,250
OIL & GAS DRILLING (0.51%)
 Nabors Holdings
  4.88%; 08/15/09                                                       270,000                275,745
 Pride International
  9.38%; 05/01/07 /5/                                                   225,000                228,937
  10.00%; 06/01/09                                                      225,000                237,375
 Transocean
  7.38%; 04/15/18                                                       300,000                344,798
                                                                                             1,086,855
OIL COMPANY-EXPLORATION & PRODUCTION (1.43%)
 Anadarko Finance
  6.75%; 05/01/11                                                       275,000                305,138
 Canadian Natural Resources
  7.20%; 01/15/32                                                       145,000                162,349
 Chesapeake Energy
  8.38%; 11/01/08                                                       135,000                147,994
 Devon Energy
  7.95%; 04/15/32                                                       165,000                191,826
 Nexen
  5.05%; 11/20/13                                                       105,000                101,897
  7.88%; 03/15/32                                                       125,000                146,397
 Noble Energy /2/
  5.25%; 04/15/14                                                       235,000                232,310
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                       315,000                327,600
  7.88%; 02/01/09                                                       700,000                771,750
 Petroleos Mexicanos
  6.50%; 02/01/05                                                       600,000                615,000
 XTO Energy
  6.25%; 04/15/13                                                        50,000                 53,274
                                                                                             3,055,535
OIL COMPANY-INTEGRATED (0.48%)
 El Paso CGP
  6.20%; 05/15/04                                                       130,000                130,000
 Occidental Petroleum
  4.00%; 11/30/07                                                       175,000                176,393
 Petro-Canada
  5.35%; 07/15/33                                                       135,000                116,644
 Petrobras International Finance
  8.38%; 12/10/18                                                       225,000                211,500
  9.13%; 02/01/07                                                       225,000                245,813
 Petronas Capital /2/
  7.88%; 05/22/22                                                       125,000                141,719
                                                                                             1,022,069
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.31%)
 Cooper Cameron
                                                                     $                     $
  2.65%; 04/15/07                                                       290,000                283,305
 Grant Prideco
  9.00%; 12/15/09                                                       345,000                383,813
                                                                                               667,118
OIL REFINING & MARKETING (0.17%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                       110,000                113,895
 Valero Energy
  6.88%; 04/15/12                                                       225,000                248,803
                                                                                               362,698
OIL-FIELD SERVICES (0.37%)
 Halliburton /1/
  2.65%; 10/17/05                                                       775,000                783,978
PAPER & RELATED PRODUCTS (1.02%)
 Domtar
  5.38%; 12/01/13                                                        95,000                 92,190
 International Paper
  3.80%; 04/01/08                                                       550,000                544,250
  5.85%; 10/30/12                                                        55,000                 56,780
  6.75%; 09/01/11                                                        50,000                 54,936
 Norske Skog /2/
  7.63%; 10/15/11                                                       500,000                564,136
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                       140,000                151,307
 Smurfit Capital Funding
  6.75%; 11/20/05                                                       330,000                339,900
 Weyerhaeuser
  6.75%; 03/15/12                                                       265,000                290,508
  7.38%; 03/15/32                                                        75,000                 82,164
                                                                                             2,176,171
PETROCHEMICALS (0.12%)
 Braskem /2/
  11.75%; 01/22/14                                                      265,000                255,725
PHARMACY SERVICES (0.15%)
 Omnicare
  8.13%; 03/15/11                                                       295,000                324,500
PHYSICAL THERAPY & REHABILITATION CENTERS (0.16%)
 HealthSouth
  6.88%; 06/15/05                                                       350,000                350,000
PIPELINES (0.88%)
 Buckeye Partners
  4.63%; 07/15/13                                                       275,000                261,032
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                       270,000                302,317
 Duke Capital
  4.37%; 03/01/09                                                       140,000                137,248
 Duke Energy Field Services
  7.88%; 08/16/10                                                       260,000                300,564
 Enbridge Energy Partners
  4.00%; 01/15/09                                                        90,000                 89,274
 Equitable Resources
  5.15%; 11/15/12                                                       130,000                132,414
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Kinder Morgan Energy Partners
                                                                     $                     $
  5.35%; 08/15/07                                                       170,000                179,167
 National Fuel Gas
  5.25%; 03/01/13                                                       175,000                176,256
 TEPPCO Partners
  6.13%; 02/01/13                                                        45,000                 46,926
 Texas Eastern Transmission
  5.25%; 07/15/07                                                       245,000                255,961
                                                                                             1,881,159
POULTRY (0.37%)
 Tyson Foods
  6.63%; 10/01/04                                                       785,000                797,434
PRINTING-COMMERCIAL (0.09%)
 R.R. Donnelley & Sons /2/
  4.95%; 04/01/14                                                       200,000                193,143
PROPERTY & CASUALTY INSURANCE (1.30%)
 ACE
  6.00%; 04/01/07                                                       150,000                160,232
 ACE INA Holdings
  8.20%; 08/15/04                                                       225,000                229,152
 Arch Capital Group
  7.35%; 05/01/34                                                       365,000                370,782
 Infinity Property & Casualty /2/
  5.50%; 02/18/14                                                       335,000                323,826
 Markel
  6.80%; 02/15/13                                                       330,000                345,458
 St. Paul
  5.75%; 03/15/07                                                       475,000                505,145
 W.R. Berkley
  5.13%; 09/30/10                                                       330,000                332,590
 XL Capital
  6.50%; 01/15/12                                                       450,000                492,779
                                                                                             2,759,964
PUBLISHING-BOOKS (0.18%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                       350,000                376,939
PUBLISHING-PERIODICALS (0.08%)
 Dex Media East
  12.13%; 11/15/12                                                      150,000                174,000
RECREATIONAL CENTERS (0.12%)
 AMF Bowling Worldwide /2/
  10.00%; 03/01/10                                                      250,000                259,375
REGIONAL BANKS (1.46%)
 Bank One
  7.63%; 08/01/05                                                       725,000                773,544
 KeyCorp
  4.63%; 05/16/05                                                       475,000                486,862
  8.00%; 07/01/04                                                       225,000                227,283
 PNC Funding
  5.75%; 08/01/06                                                       650,000                689,885
 Wachovia
  5.63%; 12/15/08                                                       600,000                635,438
  6.38%; 02/01/09                                                       100,000                109,116
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 Wells Fargo
                                                                     $                     $
  3.12%; 08/15/08                                                       200,000                193,994
                                                                                             3,116,122
RENTAL-AUTO & EQUIPMENT (0.22%)
 NationsRent /2/
  9.50%; 10/15/10                                                       315,000                337,837
 United Rentals /2/
  6.50%; 02/15/12                                                       125,000                120,625
                                                                                               458,462
RESEARCH & DEVELOPMENT (0.06%)
 Science Applications International
  7.13%; 07/01/32                                                       120,000                132,732
RETAIL-DRUG STORE (0.14%)
 Rite Aid
  12.50%; 09/15/06                                                      250,000                287,500
RETAIL-RESTAURANTS (0.36%)
 VICORP Restaurants /2/
  10.50%; 04/15/11                                                      200,000                198,000
 Yum! Brands
  7.70%; 07/01/12                                                       485,000                560,871
                                                                                               758,871
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                                        75,000                 76,313
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.16%)
 General Nutrition Centers /2/
  8.50%; 12/01/10                                                       315,000                329,175
SAVINGS & LOANS-THRIFTS (0.29%)
 Washington Mutual
  3.97%; 03/25/33                                                       528,000                519,762
  5.50%; 01/15/13                                                       100,000                101,649
                                                                                               621,411
SEMICONDUCTOR EQUIPMENT (0.09%)
 Amkor Technology
  7.75%; 05/15/13                                                       200,000                197,000
SHIP BUILDING (0.14%)
 Ship Finance International /2/
  8.50%; 12/15/13                                                       300,000                289,500
SOVEREIGN (0.80%)
 Mexico Government
  8.00%; 09/24/22                                                       275,000                290,125
  8.30%; 08/15/31                                                       260,000                278,980
  8.38%; 01/14/11                                                       990,000              1,138,500
                                                                                             1,707,605
SPECIAL PURPOSE ENTITY (0.27%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                                       225,000                218,409
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                       270,000                270,242
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 PDVSA Finance
                                                                     $                     $
  8.50%; 11/16/12                                                       100,000                 92,000
                                                                                               580,651
STEEL PRODUCERS (0.09%)
 International Steel Group /2/
  6.50%; 04/15/14                                                       200,000                192,000
STEEL-SPECIALTY (0.16%)
 CSN Islands VIII /2/
  9.75%; 12/16/13                                                       375,000                337,500
SUPRANATIONAL BANK (0.21%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                       190,000                197,166
  6.88%; 03/15/12                                                       230,000                252,713
                                                                                               449,879
TELECOMMUNICATION SERVICES (0.17%)
 IPCS /2/
  11.50%; 05/01/12                                                      200,000                203,000
 MasTec
  7.75%; 02/01/08                                                       165,000                160,050
                                                                                               363,050
TELEPHONE-INTEGRATED (2.96%)
 AT&T
  6.00%; 03/15/09                                                       130,000                130,183
 British Telecommunications
  7.88%; 12/15/05                                                       940,000              1,017,390
 Citizens Communications
  7.63%; 08/15/08                                                       250,000                260,189
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                       580,000                575,733
  8.50%; 06/15/10 /1/                                                   440,000                519,893
 France Telecom /1/
  8.75%; 03/01/11                                                       505,000                597,010
 MCI
  6.69%; 05/01/09                                                       175,000                166,250
 Sprint Capital
  6.13%; 11/15/08                                                       100,000                107,078
  6.88%; 11/15/28                                                       560,000                549,775
  6.90%; 05/01/19                                                       100,000                103,483
  8.75%; 03/15/32                                                       230,000                274,738
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                       220,000                218,075
  5.25%; 11/15/13                                                       555,000                547,189
  6.38%; 11/15/33                                                       130,000                127,507
 Telefonica Europe
  7.75%; 09/15/10                                                       400,000                463,946
 Telefonos de Mexico
  4.50%; 11/19/08 /2/                                                   135,000                133,416
  8.25%; 01/26/06                                                       385,000                416,670
 Verizon Florida
  6.13%; 01/15/13                                                        90,000                 94,211
                                                                                             6,302,736
                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
                                                                     $                     $
  6.50%; 04/15/07                                                       145,000                156,602
THEATERS (0.32%)
 Cinemark /1/ /2/ /3/
  0.00%; 03/15/14                                                       270,000                169,087
 Cinemark USA
  8.50%; 08/01/08                                                       490,000                508,375
                                                                                               677,462
TRANSPORT-RAIL (0.39%)
 Union Pacific
  4.70%; 01/02/24                                                       100,000                 96,588
  5.75%; 10/15/07                                                       690,000                736,541
                                                                                               833,129
TRANSPORT-SERVICES (0.16%)
 CHC Helicopter /2/
  7.38%; 05/01/14                                                       150,000                151,875
 FedEx /1/ /2/
  1.39%; 04/01/05                                                       190,000                189,968
                                                                                               341,843
VITAMINS & NUTRITION PRODUCTS (0.06%)
 WH Holdings/WH Capital /2/
  9.50%; 04/01/11                                                       125,000                132,813
WIRE & CABLE PRODUCTS (0.09%)
 Superior Essex Communications /2/
  9.00%; 04/15/12                                                       200,000                192,000
                                                                   TOTAL BONDS             125,242,691

                                                          Principal

       Type            Rate             Maturity          Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (20.76%)
                                                                     $                     $
FHLMC               4.50%       12/01/09 - 11/01/18                   4,101,038              4,085,223
FHLMC /6/           5.00%       01/01/18 - 06/01/34                  13,657,803             13,475,734
FHLMC /4/ /6/       5.50%       05/01/17 - 05/01/34                  19,105,910             19,210,781
FHLMC               6.00%       03/01/22 - 12/01/31                   2,813,862              2,887,346
FHLMC               6.50%       03/01/17 - 07/01/31                   2,988,075              3,142,722
FHLMC               7.00%       12/01/29 - 12/01/30                     455,066                480,721
FHLMC               7.50%       11/01/29 - 03/01/31                     523,519                562,450
FHLMC               8.00%       09/01/30                                363,083                392,300
                                                      TOTAL FHLMC CERTIFICATES              44,237,277






                                                          Principal

       Type            Rate             Maturity          Amount                              Value

-------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (9.13%)
                                                                     $                     $
FNMA                4.50%       05/01/33 - 08/01/33                   3,860,776              3,627,615
FNMA                5.00%       03/01/18 - 06/01/18                   4,092,642              4,121,471
FNMA                5.50%       07/01/33 - 09/01/33                   4,086,977              4,080,630
FNMA /6/            6.00%       05/01/09 - 05/01/34                   3,783,503              3,907,714
FNMA                6.50%       01/01/11 - 09/01/32                   3,235,993              3,399,837
FNMA                7.00%       08/01/29 - 02/01/32                     286,706                303,139
                                                       TOTAL FNMA CERTIFICATES              19,440,406

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.06%)
GNMA I              6.00%       12/15/33                                629,760                646,032
GNMA I              6.50%       12/15/31 - 12/15/32                   4,779,740              4,994,313
GNMA I              7.00%       06/15/32                                917,610                975,491
GNMA I              7.50%       10/15/31                                446,948                480,069
GNMA II             6.00%       07/20/28 - 07/20/29                   2,291,834              2,351,000
GNMA II /6/         6.50%       03/20/28 - 05/01/34                   1,285,417              1,340,007
                                                       TOTAL GNMA CERTIFICATES              10,786,912

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
TREASURY BONDS (11.22%)
 U.S. Treasury
                                                                     $                     $
  4.00%; 02/15/14                                                     1,100,000              1,056,687
  5.38%; 02/15/31                                                     2,055,000              2,081,972
  6.13%; 08/15/29                                                        25,000                 27,604
  6.25%; 08/15/23                                                     2,300,000              2,555,696
  6.25%; 05/15/30                                                     1,310,000              1,472,164
  6.75%; 08/15/26                                                     1,000,000              1,179,727
  7.50%; 11/15/16                                                     2,145,000              2,666,754
  8.00%; 11/15/21                                                       760,000              1,001,181
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                     2,216,984              2,201,223
  3.38%; 01/15/07                                                     1,292,764              1,393,963
  3.50%; 01/15/11                                                     2,375,045              2,645,669
  3.63%; 01/15/08                                                     2,558,661              2,815,226
  3.88%; 01/15/09                                                     2,497,814              2,801,161
                                                          TOTAL TREASURY BONDS              23,899,027






                                                          Shares

                                                          Held                                Value

-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                                           $
 Decisionone /3/                                                          3,500                      -
 Decisionone /3/                                                          2,054                      -
 Decisionone /3/                                                          3,540                      -
 Decisionone /3/                                                          2,100                      -
                                                                                                     -
                                                           TOTAL COMMON STOCKS                       -

                                                          Shares

                                                          Held                                Value

-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.22%)
CABLE TV (0.22%)
 Cablevision Systems                                                      4,400                459,800
                                                        TOTAL PREFERRED STOCKS                 459,800

                                                          Principal

                                                          Amount                              Value

-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.77%)
DIVERSIFIED FINANCIAL SERVICES (5.00%)
 Investment in Joint Trading Account; Citigroup
                                                                     $                     $
  1.02%; 05/03/04                                                    10,656,400             10,656,400
TELEPHONE-INTEGRATED (0.77%)
 BellSouth
  1.02%; 05/03/04                                                     1,645,000              1,644,908
                                                        TOTAL COMMERCIAL PAPER              12,301,308


                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)




                                          Maturity
                                          Amount                       Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.19%)
 Deutsche Bank; 1.02%; dated 04/30/04
  maturing 05/03/04 (collateralized by
  FHLMC; $403,550; 02/15/07) /7/               $395,671            $    395,638
                           TOTAL REPURCHASE AGREEMENTS                  395,638
                                                                   ------------

                 TOTAL PORTFOLIO INVESTMENTS (111.14%)              236,763,059
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
               ASSETS (-11.14%)                                     (23,731,691)
                            TOTAL NET ASSETS (100.00%)             $213,031,368
                                                                   ---------------

                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman       $9,000,000   $(297,832)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 45
basis points with Morgan Stanley. Expires August
2004.


/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $15,069,719 or 7.07% of net assets.
/3 /Non-income producing security.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/5 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (99.18%)
ADVERTISING AGENCIES (0.99%)
                                                                          $
 Omnicom Group                                          44,250               3,518,318
AEROSPACE & DEFENSE EQUIPMENT (1.16%)
 General Dynamics                                       44,040               4,123,025
AGRICULTURAL OPERATIONS (1.72%)
 Monsanto                                              176,160               6,093,374
APPLICATIONS SOFTWARE (0.63%)
 Citrix Systems /1/                                    117,000               2,228,850
AUDIO & VIDEO PRODUCTS (0.66%)
 Polycom /1/                                           123,520               2,356,762
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.45%)
 Paccar                                                 91,291               5,154,290
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.63%)
 American Axle & Manufacturing Holdings /1/             79,070               3,041,823
 Dana                                                  136,300               2,747,808
                                                                             5,789,631
BEVERAGES-NON-ALCOHOLIC (1.13%)
 Coca-Cola                                              79,460               4,018,292
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.85%)
 Florida Rock Industries                                75,860               3,018,469
BUILDING-RESIDENTIAL & COMMERCIAL (1.36%)
 Centex                                                100,994               4,842,662
CASINO HOTELS (0.79%)
 Mandalay Resort Group                                  48,900               2,809,305
CELLULAR TELECOMMUNICATIONS (2.53%)
 Nextel Communications /1/                             301,400               7,191,404
 Western Wireless /1/                                   86,270               1,796,141
                                                                             8,987,545
COATINGS & PAINT (0.91%)
 Valspar                                                64,670               3,210,866
COMMERCIAL BANKS (4.33%)
 Hudson United Bancorp                                  56,990               2,036,253
 Marshall & Ilsley                                     104,160               3,829,963
 North Fork Bancorp.                                    86,650               3,216,448
 UnionBanCal                                            59,400               3,173,742
 Zions Bancorp                                          54,900               3,102,948
                                                                            15,359,354
COMPUTERS-MEMORY DEVICES (1.58%)
 SanDisk /1/                                            85,780               1,982,376
 Veritas Software /1/                                  136,110               3,630,053
                                                                             5,612,429
CONTAINERS-METAL & GLASS (1.13%)
 Ball                                                   60,490               3,992,340
COSMETICS & TOILETRIES (4.29%)
 Avon Products                                          42,890               3,602,760
 Colgate-Palmolive                                      51,800               2,998,184
 International Flavors & Fragrances                     91,200               3,306,000
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                          $
 Procter & Gamble                                       50,110               5,299,132
                                                                            15,206,076
DIVERSIFIED FINANCIAL SERVICES (4.81%)
 Citigroup /2/                                         355,230              17,083,011
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.62%)
 Cendant                                               243,110               5,756,845
E-COMMERCE-PRODUCTS (0.65%)
 Amazon.com /1/                                         53,100               2,307,726
ELECTRIC-INTEGRATED (5.51%)
 Constellation Energy Group                             91,330               3,514,378
 Edison International                                  190,700               4,462,380
 Exelon                                                 65,500               4,384,570
 Great Plains Energy                                   110,200               3,439,342
 TXU                                                   109,600               3,741,744
                                                                            19,542,414
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.94%)
 Sanmina /1/                                           331,900               3,325,638
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.96%)
 International Rectifier /1/                            85,780               3,400,319
ELECTRONIC MEASUREMENT INSTRUMENTS (0.70%)
 Agilent Technologies /1/                               91,330               2,466,823
ELECTRONIC PARTS DISTRIBUTION (0.70%)
 Avnet /1/                                             115,150               2,491,846
FINANCE-CREDIT CARD (1.01%)
 Capital One Financial                                  54,750               3,587,768
FINANCE-INVESTMENT BANKER & BROKER (4.22%)
 Goldman Sachs Group                                    45,040               4,346,360
 Lehman Brothers Holdings                               53,247               3,908,330
 Merrill Lynch                                         124,130               6,731,570
                                                                            14,986,260
FINANCIAL GUARANTEE INSURANCE (1.02%)
 Ambac Financial Group                                  52,675               3,634,575
FOOD-FLOUR & GRAIN (1.05%)
 Archer Daniels Midland                                212,120               3,724,827
FOOD-MISCELLANEOUS/DIVERSIFIED (0.93%)
 Kellogg                                                76,800               3,294,720
LIFE & HEALTH INSURANCE (0.73%)
 Lincoln National                                       57,770               2,592,718
MACHINERY-CONSTRUCTION & MINING (0.79%)
 Caterpillar                                            35,900               2,790,507
MACHINERY-FARM (1.26%)
 Deere                                                  65,650               4,466,826
MEDICAL-BIOMEDICAL/GENE (1.06%)
 Amgen /1/                                              67,000               3,770,090
MEDICAL-GENERIC DRUGS (1.50%)
 Eon Labs /1/                                           41,140               2,704,955
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (CONTINUED)
                                                                          $
 Watson Pharmaceutical /1/                              73,400               2,613,774
                                                                             5,318,729
METAL PROCESSORS & FABRICATION (0.77%)
 Precision Castparts                                    60,980               2,744,710
MISCELLANEOUS INVESTING (1.55%)
 General Growth Properties                              99,500               2,697,445
 Kimco Realty                                           65,260               2,789,212
                                                                             5,486,657
MONEY CENTER BANKS (5.08%)
 Bank of America /2/                                   134,296              10,809,485
 JP Morgan Chase                                       192,400               7,234,240
                                                                            18,043,725
MULTI-LINE INSURANCE (5.53%)
 Allstate                                              127,820               5,866,938
 American International Group                           76,400               5,474,060
 Hartford Financial Services                            62,970               3,846,208
 Prudential Financial                                  101,118               4,443,125
                                                                            19,630,331
MULTIMEDIA (1.75%)
 Belo                                                   95,000               2,703,700
 Media General                                          48,600               3,493,368
                                                                             6,197,068
OIL COMPANY-EXPLORATION & PRODUCTION (3.33%)
 Burlington Resources                                   51,150               3,440,861
 Chesapeake Energy                                     308,946               4,248,007
 Cimarex Energy /1/                                     53,880               1,486,549
 Pogo Producing                                         53,590               2,643,059
                                                                            11,818,476
OIL COMPANY-INTEGRATED (7.48%)
 ChevronTexaco                                          41,780               3,822,870
 ConocoPhillips                                         68,170               4,860,521
 Exxon Mobil /2/                                       261,703              11,135,462
 Marathon Oil                                           85,700               2,876,092
 Occidental Petroleum                                   81,159               3,830,705
                                                                            26,525,650
PIPELINES (0.80%)
 Questar                                                79,635               2,824,653
REGIONAL BANKS (2.74%)
 Wachovia                                              154,930               7,088,047
 Wells Fargo                                            46,560               2,628,778
                                                                             9,716,825
RESPIRATORY PRODUCTS (0.69%)
 Respironics /1/                                        46,390               2,431,300
RETAIL-APPAREL & SHOE (0.45%)
 Pacific Sunwear of California /1/                      74,980               1,609,821
RETAIL-DISCOUNT (1.01%)
 Wal-Mart Stores                                        62,800               3,579,600
RETAIL-DRUG STORE (1.50%)
 CVS                                                    99,750               3,853,342
                                                     Shares
                                                      Held                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (CONTINUED)
                                                                          $
 Rite Aid /1/                                          298,880               1,464,512
                                                                             5,317,854
RETAIL-REGIONAL DEPARTMENT STORE (1.94%)
 Federated Department Stores                           108,640               5,323,360
 Neiman Marcus Group                                    32,420               1,576,909
                                                                             6,900,269
RETAIL-RESTAURANTS (1.22%)
 McDonald's                                            159,160               4,333,927
SAVINGS & LOANS-THRIFTS (0.58%)
 Independence Community Bank                            56,800               2,069,224
TELECOMMUNICATION SERVICES (0.41%)
 PTEK Holdings /1/ /3/                                 141,325               1,437,275
TELEPHONE-INTEGRATED (2.16%)
 BellSouth                                              69,920               1,804,635
 IDT /1/                                                65,600               1,216,224
 Telephone & Data Systems                                3,795                 250,318
 Verizon Communications                                116,382               4,392,257
                                                                             7,663,434
TELEVISION (0.55%)
 Hearst-Argyle Television                               75,000               1,968,750
TOBACCO (1.04%)
 Altria Group                                           66,700               3,693,846
TOYS (0.83%)
 Hasbro                                                155,420               2,935,884
TRANSPORT-SERVICES (1.17%)
 FedEx                                                  57,970               4,168,623
                                          TOTAL COMMON STOCKS              351,961,132

                                                    Principal
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.79%)
FINANCE-INVESTMENT BANKER & BROKER (0.79%)
 Investment in Joint Trading Account;
  Citigroup
                                                   $                      $
  1.02%; 05/03/04                                    2,809,046               2,809,046
                                       TOTAL COMMERCIAL PAPER                2,809,046




                                                    Maturity
                                                     Amount                   Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.42%)
 Goldman Sachs; 0.93%; dated 04/30/04
  maturing 05/03/04 (collateralized by U.S.
  Treasury Strips; $1,531,022; 02/15/06 -
  08/15/26) /4/                                    $ 1,501,116            $  1,501,000
                                  TOTAL REPURCHASE AGREEMENTS                1,501,000
                                                                          ------------

                        TOTAL PORTFOLIO INVESTMENTS (100.39%)              356,271,178
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
 (-0.39%)                                                                   (1,400,485)
                                   TOTAL NET ASSETS (100.00%)             $354,870,693
                                                                          ---------------

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
8 Russell 1000     Buy        $2,396,000    $2,365,200    $(30,800)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/3 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/4 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (93.16%)
ASSET BACKED SECURITIES (16.35%)
 CAFCO
                                             $                     $
  1.02%; 05/25/04                             1,795,000               1,793,779
  1.03%; 06/29/04                             2,000,000               1,996,624
  1.04%; 05/10/04                               740,000                 739,808
 CRC Funding
  1.04%; 05/20/04                             2,000,000               1,998,902
  1.05%; 06/23/04                             1,355,000               1,352,905
  1.06%; 07/19/04                             2,500,000               2,494,185
 CXC
  1.03%; 05/05/04                             2,640,000               2,639,698
  1.04%; 05/20/04                             2,500,000               2,498,628
  1.04%; 05/21/04                             2,000,000               1,998,844
 FCAR Owner Trust I
  1.04%; 07/07/04                             1,625,000               1,621,855
  1.05%; 06/08/04                             1,500,000               1,498,337
  1.05%; 06/16/04                             2,900,000               2,896,109
  1.08%; 07/02/04                             2,200,000               2,195,908
  1.10%; 07/06/04                               770,000                 768,490
  1.10%; 08/03/04                             2,100,000               2,093,968
 Receivables Capital
  1.03%; 05/26/04                             2,640,000               2,638,112
  1.03%; 06/10/04                             1,555,000               1,553,220
  1.04%; 06/01/04                             1,300,000               1,298,836
  1.04%; 06/03/04                             2,400,000               2,397,712
  1.17%; 06/01/04                             1,070,000               1,068,922
 Windmill Funding
  1.03%; 05/07/04                             2,400,000               2,399,588
  1.03%; 05/26/04                             1,300,000               1,299,070
  1.07%; 07/21/04                             3,000,000               2,992,777
 Yorktown Capital
  1.03%; 06/16/04                             2,750,000               2,746,381
  1.03%; 06/17/04                             3,850,000               3,844,823
  1.05%; 05/04/04                             2,335,000               2,334,796
                                                                     53,162,277
COMMERCIAL BANKS (7.16%)
 Nordea North America
  1.03%; 06/23/04                             3,000,000               2,995,451
  1.04%; 06/01/04                             2,000,000               1,998,217
  1.04%; 06/04/04                             2,310,000               2,307,742
  1.04%; 07/29/04                             1,100,000               1,097,172
  1.09%; 09/07/04                             2,600,000               2,589,845
  1.13%; 05/05/04                             2,000,000               1,999,749
 Svenska Handelsbanken
  1.03%; 05/24/04                             2,700,000               2,698,223
  1.03%; 05/28/04                             4,900,000               4,896,215
  1.08%; 07/28/04                             2,700,000               2,692,905
                                                                     23,275,519
CONSUMER PRODUCTS-MISCELLANEOUS (1.15%)
 Fortune Brands
  1.00%; 05/03/04                             2,000,000               1,999,889
  1.02%; 06/10/04                             1,725,000               1,723,045
                                                                      3,722,934
DISTRIBUTION-WHOLESALE (0.80%)
 Louis Dreyfus
  1.03%; 05/12/04                             2,600,000               2,599,182
                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (6.97%)
 Amstel Funding
                                             $                     $
  1.05%; 05/14/04                             2,000,000               1,999,242
  1.05%; 05/17/04                             1,940,000               1,939,099
  1.05%; 08/12/04                             1,000,000                 996,996
  1.07%; 07/23/04                             1,600,000               1,596,053
  1.15%; 09/22/04                             2,300,000               2,289,420
  1.26%; 10/27/04                             2,000,000               1,987,470
 Citigroup
  1.04%; 06/24/04                             2,000,000               1,996,880
 General Electric Capital
  1.03%; 06/21/04                             2,370,000               2,366,542
  1.07%; 05/13/04                             2,070,000               2,069,262
  1.07%; 07/16/04                             2,000,000               1,995,482
  1.08%; 09/01/04                               255,000                 254,059
  1.10%; 08/17/04                             1,605,000               1,599,703
  1.11%; 08/13/04                             1,585,000               1,579,917
                                                                     22,670,125
FINANCE-COMMERCIAL (3.13%)
 CIT Group
  1.05%; 05/24/04                             1,900,000               1,898,725
  1.05%; 06/23/04                             2,000,000               1,996,908
  1.07%; 07/21/04                             2,000,000               1,995,185
  1.09%; 08/10/04                             2,400,000               2,392,661
  1.18%; 10/25/04                             1,900,000               1,888,977
                                                                     10,172,456
FINANCE-CONSUMER LOANS (5.08%)
 American General Finance
  1.04%; 06/25/04                             2,370,000               2,366,234
  1.04%; 07/20/04                             2,150,000               2,145,055
  1.06%; 06/17/04                             2,600,000               2,596,504
  1.06%; 07/23/04                               700,000                 698,298
  1.06%; 07/26/04                             2,100,000               2,094,682
 Household Finance
  1.02%; 05/11/04                             2,000,000               1,999,433
  1.04%; 05/14/04                             1,800,000               1,799,324
  1.05%; 05/21/04                             2,800,000               2,798,367
                                                                     16,497,897
FINANCE-CREDIT CARD (1.26%)
 American Express Credit
  1.01%; 05/13/04                             2,000,000               1,999,327
  1.01%; 05/27/04                             2,090,000               2,088,475
                                                                      4,087,802
FINANCE-INVESTMENT BANKER & BROKER (14.00%)
 Bear Stearns
  1.04%; 05/19/04                             2,700,000               2,698,596
  1.04%; 05/26/04                             2,000,000               1,998,555
  1.06%; 07/14/04                             2,600,000               2,594,335
  1.07%; 08/04/04                             2,000,000               1,994,353
 BNP Paribas Finance
  1.10%; 09/13/04                             2,600,000               2,589,275
 Citigroup Global Markets
  Holdings
  1.02%; 05/06/04                             1,400,000               1,399,802
  1.03%; 05/10/04                             2,760,000               2,759,293
  1.04%; 05/06/04                             2,800,000               2,799,595
  1.04%; 05/20/04                             1,030,000               1,029,435
                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup Global Markets
  Holdings (continued)
                                             $                     $
  1.04%; 06/17/04                             1,100,000               1,098,506
  1.04%; 07/12/04                             2,475,000               2,469,852
  1.05%; 07/01/04                             2,260,000               2,255,979
 Goldman Sachs Group
  1.03%; 05/14/04                             1,670,000               1,669,379
  1.08%; 05/27/04                             2,800,000               2,797,816
  1.13%; 08/25/04                             2,000,000               1,992,718
  1.15%; 05/17/04                             2,100,000               2,098,927
  1.17%; 05/25/04                             2,800,000               2,797,816
 ING U.S. Funding
  1.03%; 06/02/04                             1,500,000               1,498,627
  1.03%; 07/09/04                             2,800,000               2,794,472
 JP Morgan
  1.03%; 06/02/04                             1,300,000               1,298,810
 Morgan Stanley Group
  1.03%; 05/18/04                             1,175,000               1,174,428
  1.03%; 05/27/04                             1,700,000               1,698,735
                                                                     45,509,304
FINANCE-LEASING COMPANY (4.66%)
 International Lease Finance
  1.02%; 06/11/04                             2,800,000               2,796,747
  1.03%; 05/21/04                             2,000,000               1,998,856
  1.04%; 05/05/04                             2,500,000               2,499,711
  1.04%; 05/12/04                             2,955,000               2,954,070
  1.04%; 07/13/04                             2,600,000               2,594,543
 River Fuel Funding
  1.05%; 06/24/04                             2,300,000               2,296,378
                                                                     15,140,305
FINANCE-MORTGAGE LOAN/BANKER (2.47%)
 Federal Home Loan Mortgage
  1.06%; 08/12/04                             1,700,000               1,694,869
  1.06%; 08/24/04                             2,535,000               2,526,416
  1.07%; 09/09/04                             2,000,000               1,992,213
 Federal National Mortgage
  Association
  1.07%; 07/28/04                             1,835,000               1,830,200
                                                                      8,043,698
FINANCE-OTHER SERVICES (12.09%)
 Caterpillar Financial Services
  1.15%; 05/03/04                             2,015,000               2,014,871
 Commoloco
  1.02%; 05/18/04                             2,435,000               2,433,827
  1.04%; 05/18/04                             2,000,000               1,999,018
  1.04%; 06/28/04                             1,725,000               1,722,110
  1.05%; 07/06/04                             2,500,000               2,495,188
  1.06%; 07/14/04                             2,100,000               2,095,446
  1.07%; 08/11/04                             2,100,000               2,093,634
 Delaware Funding
  1.03%; 06/03/04                               900,000                 899,150
  1.04%; 05/04/04                             2,000,000               1,999,827
  1.04%; 06/07/04                             2,600,000               2,597,221
 Private Export Funding
  1.01%; 05/17/04                             2,020,000               2,019,093
  1.03%; 06/15/04                             2,500,000               2,496,781
  1.03%; 08/16/04                             3,775,000               3,763,443
                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding
  (continued)
                                             $                     $
  1.04%; 05/28/04                             2,200,000               2,198,284
  1.04%; 07/08/04                             2,010,000               2,006,051
  1.05%; 06/29/04                             2,500,000               2,495,718
 Sheffield Receivables
  1.03%; 05/25/04                             1,985,000               1,983,637
  1.04%; 05/13/04                             2,000,000               1,999,307
                                                                     39,312,606
INSURANCE BROKERS (2.38%)
 Marsh & McLennan
  1.01%; 05/11/04                             2,550,000               2,549,292
  1.05%; 07/07/04                             5,200,000               5,189,838
                                                                      7,739,130
MEDICAL-DRUGS (0.61%)
 Pfizer
  1.20%; 10/13/04                             2,000,000               1,988,817
MONEY CENTER BANKS (10.51%)
 Bank of America
  1.03%; 06/30/04                             2,800,000               2,795,193
  1.04%; 05/07/04                             2,900,000               2,899,497
  1.04%; 06/03/04                             2,000,000               2,000,000
  1.06%; 05/11/04                             2,000,000               1,999,411
 Citicorp
  1.03%; 06/22/04                             3,000,000               2,995,537
  1.04%; 06/18/04                             2,155,000               2,152,012
 HBOS Treasury Services
  1.03%; 06/09/04                             2,000,000               1,997,769
  1.04%; 05/17/04                               780,000                 779,636
  1.04%; 05/24/04                             1,300,000               1,299,136
  1.05%; 06/21/04                             2,080,000               2,076,906
  1.05%; 07/09/04                             1,150,000               1,147,686
  1.07%; 06/04/04                               260,000                 259,737
  1.08%; 08/05/04                             2,000,000               1,994,240
  1.08%; 08/19/04                             1,400,000               1,395,380
  1.10%; 08/02/04                             1,800,000               1,794,885
 JP Morgan Chase
  1.04%; 05/06/04                             2,900,000               2,899,581
  1.04%; 05/12/04                             1,700,000               1,699,460
  1.04%; 06/21/04                             2,000,000               1,997,053
                                                                     34,183,119
RETAIL-DISCOUNT (0.61%)
 Wal-Mart Stores
  1.09%; 08/17/04                             2,000,000               1,993,460
SPECIAL PURPOSE ENTITY (0.99%)
 Cortez Capital
  1.02%; 05/04/04                             1,315,000               1,314,888
 White Pine Finance
  1.05%; 06/28/04                             1,910,000               1,906,738
                                                                      3,221,626
SUPRANATIONAL BANK (0.68%)
 Corp Andina de Fomento
  1.04%; 05/19/04                             2,200,000               2,198,856
                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE COMMUNICATION (1.03%)
 Telstra
                                             $                     $
  1.02%; 06/30/04                             3,365,000               3,359,111
TELEPHONE-INTEGRATED (1.23%)
 BellSouth
  1.02%; 05/03/04                             2,000,000               1,999,886
  1.02%; 05/10/04                             2,000,000               1,999,490
                                                                      3,999,376
                                TOTAL COMMERCIAL PAPER              302,877,600

                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
BONDS (7.16%)
AEROSPACE & DEFENSE EQUIPMENT (0.63%)
 United Technologies
  6.63%; 11/15/04                             2,000,000               2,054,367
COMMERCIAL BANKS (0.63%)
 Svenska Handelsbanken
  8.35%; 07/15/04                             2,000,000               2,029,729
FINANCE-INVESTMENT BANKER & BROKER (1.05%)
 Bear Stearns
  6.65%; 12/01/04                             1,292,000               1,332,262
 Lehman Brothers Holdings
  7.75%; 01/15/05                             2,000,000               2,090,269
                                                                      3,422,531
FINANCE-MORTGAGE LOAN/BANKER (0.40%)
 Federal Home Loan Bank
  1.66%; 05/16/05                             1,300,000               1,300,000
FINANCE-OTHER SERVICES (2.27%)
 Caterpillar Financial Services
  6.88%; 08/01/04                             2,000,000               2,028,106
 Newcourt Credit Group
  6.88%; 02/16/05                             1,300,000               1,356,397
 Verizon Global Funding /1/
  1.22%; 06/15/04                             4,000,000               4,000,000
                                                                      7,384,503
INSURANCE BROKERS (0.46%)
 Marsh & McLennan
  6.63%; 06/15/04                             1,500,000               1,509,642
MONEY CENTER BANKS (0.47%)
 Bank of America
  7.75%; 08/15/04                             1,500,000               1,527,100
REGIONAL BANKS (0.63%)
 Bank One
  7.25%; 08/15/04                             2,000,000               2,033,566
                                  Principal

                                  Amount                               Value

---------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (0.62%)
 SBC Communications
                                             $                     $
  4.18%; 06/05/04                             2,000,000               2,005,625
                                           TOTAL BONDS               23,267,063
                                                                   ------------

                 TOTAL PORTFOLIO INVESTMENTS (100.32%)              326,144,663
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-0.32%)                                                            (1,024,818)
                            TOTAL NET ASSETS (100.00%)             $325,119,845
                                                                   ---------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL EQUITY INCOME FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (68.37%)
APPLIANCES (0.66%)
                                                                                    $
 Whirlpool                                                         7,300                478,223
BEVERAGES-NON-ALCOHOLIC (0.70%)
 Coca-Cola                                                         9,900                500,643
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.68%)
 Masco                                                            17,400                487,374
COMMERCIAL BANKS (2.24%)
 S&T Bancorp                                                      28,400                807,412
 Trustco Bank                                                     63,700                803,257
                                                                                      1,610,669
COMPUTER SERVICES (0.67%)
 Electronic Data Systems                                          26,300                481,027
COMPUTERS (0.64%)
 Hewlett-Packard                                                  23,400                460,980
DIVERSIFIED MANUFACTURING OPERATIONS (0.45%)
 Futuris                                                         300,000                327,157
ELECTRIC-INTEGRATED (12.52%)
 Alliant Energy                                                   23,900                594,154
 American Electric Power                                          35,900              1,092,796
 Constellation Energy Group                                       25,000                962,000
 Energy East                                                      62,600              1,474,230
 Entergy                                                          20,200              1,102,920
 Exelon                                                           20,900              1,399,046
 Great Plains Energy                                              25,200                786,492
 Public Service Enterprise Group                                  18,000                772,200
 WPS Resources                                                    18,000                824,580
                                                                                      9,008,418
ELECTRIC-TRANSMISSION (1.07%)
 National Grid Group                                              20,000                767,800
FINANCE-CREDIT CARD (0.66%)
 MBNA                                                             19,500                475,410
FINANCE-INVESTMENT BANKER & BROKER (1.67%)
 Friedman, Billings, Ramsey Group                                 64,800              1,198,800
FINANCE-MORTGAGE LOAN/BANKER (3.37%)
 American Home Mortgage Investment                                70,500              1,672,965
 Charter Mac                                                      38,200                748,338
                                                                                      2,421,303
GAS-DISTRIBUTION (2.32%)
 New Jersey Resources                                             20,850                794,593
 Sempra Energy                                                    27,500                873,125
                                                                                      1,667,718
HOME FURNISHINGS (1.31%)
 Bassett Furniture Industries                                     52,400                940,056
INVESTMENT COMPANIES (1.30%)
 Apollo Investment                                                41,355                568,631
 MCG Capital                                                      22,900                368,003
                                                                                        936,634
MEDICAL-DRUGS (0.81%)
 Orion OYJ                                                        22,800                586,261
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.65%)
                                                                                    $
 Southern Peru Copper                                             16,200                470,286
MISCELLANEOUS INVESTING (15.54%)
 Arden Realty                                                     15,000                423,300
 Brandywine Realty Trust                                           8,400                212,856
 Colonial Properties Trust                                         6,000                211,680
 Commercial Net Lease Realty                                      12,400                205,716
 Equity Office Properties Trust                                    8,400                211,428
 Equity One                                                       40,300                660,920
 Equity Residential Properties Trust                               7,400                203,204
 Health Care                                                      18,700                597,278
 Health Care Property Investors                                   10,800                258,120
 Healthcare Realty Trust                                          17,800                638,130
 Home Properties of New York                                       5,400                201,636
 Hospitality Properties Trust                                     17,700                691,716
 iStar Financial                                                  41,600              1,478,464
 Keystone Property Trust                                          31,600                642,744
 Lexington Corporate Properties Trust                             35,800                661,942
 Mack-Cali Realty                                                  5,600                209,160
 Maguire Properties                                               19,000                433,010
 Mid-America Apartment Communities                                21,000                677,250
 New Plan Excel Realty Trust                                      27,200                610,368
 Prentiss Properties Trust                                         6,800                217,872
 Sovran Self Storage                                               6,300                212,751
 Summit Properties                                                31,400                710,582
 Tanger Factory Outlet Centers                                    15,300                584,460
 United Dominion Realty Trust                                     12,400                222,580
                                                                                     11,177,167
MONEY CENTER BANKS (1.75%)
 ABN AMRO Holding                                                 37,500                815,450
 Bank of America                                                   5,500                442,695
                                                                                      1,258,145
MULTI-LINE INSURANCE (0.68%)
 Allstate                                                         10,700                491,130
NON-FERROUS METALS (1.19%)
 USEC                                                            124,200                854,496
NON-HAZARDOUS WASTE DISPOSAL (0.66%)
 Waste Management                                                 16,800                477,120
OFFICE SUPPLIES & FORMS (1.13%)
 Ennis Business Forms                                             54,100                810,959
OIL COMPANY-EXPLORATION & PRODUCTION (0.67%)
 Kerr-McGee                                                        9,800                479,514
OIL COMPANY-INTEGRATED (3.13%)
 ChevronTexaco                                                     7,700                704,550
 ENI                                                              42,000                853,894
 Marathon Oil                                                     20,700                694,692
                                                                                      2,253,136
PAPER & RELATED PRODUCTS (0.63%)
 Weyerhaeuser                                                      7,700                455,840
PIPELINES (0.57%)
 Kinder Morgan                                                     6,800                409,428
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.95%)
                                                                                    $
 R.R. Donnelley & Sons                                            23,200                682,544
PROPERTY TRUST (1.22%)
 Westfield Trust                                                 300,000                879,640
REAL ESTATE MANAGEMENT & SERVICES (0.71%)
 Castellum                                                        23,500                509,101
REAL ESTATE OPERATOR & DEVELOPER (1.12%)
 Land Securities Group                                            41,390                805,921
REGIONAL BANKS (1.13%)
 Comerica                                                         15,700                810,591
TELEPHONE-INTEGRATED (2.92%)
 BellSouth                                                        28,550                736,876
 SBC Communications                                               19,700                490,530
 Verizon Communications                                           23,214                876,096
                                                                                      2,103,502
TOBACCO (1.40%)
 Altria Group                                                     18,200              1,007,916
WATER (1.25%)
 Suez                                                             45,000                901,940
                                                    TOTAL COMMON STOCKS              49,186,849

                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (17.53%)
CELLULAR TELECOMMUNICATIONS (1.83%)
 U.S. Cellular                                                    48,000              1,320,000
COMMERCIAL BANKS (2.47%)
 CoBank /1/                                                       35,300              1,780,250
ELECTRIC-INTEGRATED (2.69%)
 Consolidated Edison                                               7,556                196,985
 DTE Energy Trust I                                                9,140                237,640
 Entergy Louisiana                                                39,580              1,029,080
 OGE Energy Capital Trust I                                       18,326                469,145
                                                                                      1,932,850
FINANCE-AUTO LOANS (1.06%)
 Ford Motor Capital Trust II                                      13,530                763,498
FOOD-DAIRY PRODUCTS (0.50%)
 Dairy Farmers of America /1/                                      3,500                361,266
GAS-DISTRIBUTION (2.61%)
 AGL Capital Trust II                                             25,385                656,202
 KeySpan                                                          23,500              1,219,180
                                                                                      1,875,382
MISCELLANEOUS INVESTING (1.02%)
 HRPT Properties Trust Series B                                   28,000                733,600
MULTI-LINE INSURANCE (0.62%)
 Hartford Financial Services Group                                 7,330                447,057
                                                               Shares
                                                                Held                   Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (0.99%)
                                                                                    $
 Unocal Capital Trust                                             13,730                715,676
PIPELINES (1.18%)
 TransCanada PipeLines                                            33,457                846,462
TELEPHONE-INTEGRATED (2.56%)
 ALLTEL                                                           29,800              1,485,530
 Telephone & Data Systems                                         13,700                353,734
                                                                                      1,839,264
                                                 TOTAL PREFERRED STOCKS              12,615,305

                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
BONDS (8.98%)
CELLULAR TELECOMMUNICATIONS (0.67%)
 Nextel Communications
                                                             $                      $
  5.25%; 01/15/10                                                480,000                483,600
ELECTRIC-INTEGRATED (1.72%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                              1,200,000              1,234,895
OIL COMPANY-INTEGRATED (2.22%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                              1,475,000              1,596,369
PIPELINES (4.37%)
 KN Capital Trust III
  7.63%; 04/15/28                                              2,900,000              3,145,453
                                                            TOTAL BONDS               6,460,317



                                                              Principal
                                                               Amount                  Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.88%)
FINANCE-MORTGAGE LOAN/BANKER (2.88%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank
  0.90%; 05/03/04                                            $ 2,074,228            $ 2,074,124
                                                 TOTAL COMMERCIAL PAPER               2,074,124
                                                                                    -----------

                                   TOTAL PORTFOLIO INVESTMENTS (97.76%)              70,336,595
CASH, RECEIVABLES AND OTHER ASSETS,                              NET OF
 LIABILITIES (2.24%)                                                                  1,610,508
                                             TOTAL NET ASSETS (100.00%)             $71,947,103
                                                                                    -------------


/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,141,516 or 2.98% of net assets.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)


                                                              Principal
                                                               Amount                   Value
 --------------------------------------------------------------------------------------------------------------------
BONDS (17.70%)
FEDERAL & FEDERALLY SPONSORED CREDIT (2.93%)
 Federal Farm Credit Bank
                                                            $                      $
  2.50%; 03/15/06                                                                     10,024,260
FINANCE-MORTGAGE LOAN/BANKER (13.92%)
 Federal Home Loan Bank
  1.88%; 06/15/06                                             4,000,000                3,944,080
  2.50%; 03/15/06                                                                     10,024,260
 Federal Home Loan Mortgage
  1.88%; 02/15/06                                            16,000,000               15,876,432
 Federal National Mortgage Association
  2.13%; 04/15/06                                                                      9,926,780
  2.63%; 11/15/06 /1/                                         4,000,000                3,977,620
  3.07%; 02/17/09 /1/ /2/                                     4,000,000                3,961,040
                                                                                      47,710,212
FINANCE-OTHER SERVICES (0.85%)
 Private Export Funding
  3.38%; 02/15/09                                             3,000,000                2,927,094
                                                           TOTAL BONDS                60,661,566

                                                              Principal

       Type             Rate               Maturity           Amount                                Value

--------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (7.03%)
                                                                         $                      $
FHLMC /1/           3.50%         09/15/07                                 5,000,000               5,030,620
FHLMC               5.00%         05/01/18                                 9,290,803               9,364,247
FHLMC               5.50%         12/01/33                                 9,686,138               9,679,804
                                                           TOTAL FHLMC CERTIFICATES               24,074,671

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (70.14%)
GNMA I              5.00%         06/15/33 - 08/15/33                     32,646,564              31,764,095
GNMA I              5.50%         12/15/13 - 05/15/33                     45,111,895              45,218,687
GNMA I              6.00%         03/15/17 - 10/15/32                     30,099,681              30,984,230
GNMA I              6.50%         07/15/08 - 04/15/32                     12,589,478              13,239,570
GNMA I              7.00%         10/15/22 - 06/15/32                     23,443,595              24,979,771
GNMA I              7.25%         09/15/25 - 10/15/25                        577,489                 620,119
GNMA I              7.50%         04/15/17 - 05/15/31                     10,231,454              11,021,211
GNMA I              8.00%         08/15/16 - 04/15/31                      3,691,034               4,040,318
GNMA II /2/         2.88%         10/20/30                                 8,628,697               8,563,610
GNMA II             5.00%         05/20/33                                19,291,027              18,745,457
GNMA II             5.50%         07/20/14 - 09/20/33                     43,210,376              43,237,690
GNMA II             6.00%         01/20/24 - 06/20/26                      4,143,309               4,256,482
GNMA II             6.50%         03/20/24 - 05/01/34                      3,572,388               3,729,363
                                                            TOTAL GNMA CERTIFICATES              240,400,603

                                                              Principal

                                                              Amount                                Value

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.07%)
FINANCE-MORTGAGE LOAN/BANKER (4.07%)
 Investment in Joint Trading Account; Federal Home Loan Bank
                                                                         $                      $
  0.90%; 05/03/04                                                         13,947,198              13,946,501
                                                             TOTAL COMMERCIAL PAPER               13,946,501

                                                              Maturity

                                                              Amount                                Value

--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.69%)
 Goldman Sachs; 0.93%; dated 04/30/04 maturing 05/03/04
  (collateralized by U.S. Treasury Strips; $12,896,897;                                         $
  02/15/06 - 08/15/26) /3/                                               $12,644,980              12,644,000
                                                        TOTAL REPURCHASE AGREEMENTS               12,644,000
                                                                                                ------------

                                              TOTAL PORTFOLIO INVESTMENTS (102.63%)              351,727,341
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER            ASSETS (-2.63%)                        (8,999,355)
                                                         TOTAL NET ASSETS (100.00%)             $342,727,986
                                                                                                ---------------



/1 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/2 /Variable rate.
/3 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (97.93%)
AEROSPACE & DEFENSE EQUIPMENT (1.23%)
                                                                            $
 United Technologies                                      44,590               3,846,333
APPAREL MANUFACTURERS (2.09%)
 Coach /1/                                               153,600               6,543,360
APPLICATIONS SOFTWARE (3.97%)
 Microsoft                                               478,100              12,416,257
BEVERAGES-NON-ALCOHOLIC (1.03%)
 Pepsico                                                  59,030               3,216,545
BREWERY (1.04%)
 Anheuser-Busch                                           63,630               3,260,401
CASINO SERVICES (1.53%)
 International Game Technology                           127,010               4,793,357
COMMERCIAL SERVICE-FINANCE (3.44%)
 H&R Block                                                17,546                 791,500
 Moody's                                                  74,957               4,835,476
 Paychex                                                 137,730               5,134,575
                                                                              10,761,551
COMPUTERS-INTEGRATED SYSTEMS (2.22%)
 Dell /1/                                                199,958               6,940,542
COMPUTERS-MEMORY DEVICES (2.00%)
 EMC /1/                                                 240,930               2,688,779
 Veritas Software /1/                                    133,040               3,548,177
                                                                               6,236,956
COMPUTERS-PERIPHERAL EQUIPMENT (0.39%)
 Lexmark International /1/                                13,580               1,228,447
COSMETICS & TOILETRIES (5.27%)
 Alberto-Culver                                           32,985               1,555,573
 Avon Products                                            59,230               4,975,320
 Procter & Gamble                                         93,980               9,938,385
                                                                              16,469,278
DATA PROCESSING & MANAGEMENT (1.91%)
 Fair, Isaac                                              50,850               1,714,662
 First Data                                               46,720               2,120,621
 SEI Investments                                          72,480               2,139,609
                                                                               5,974,892
DIAGNOSTIC KITS (1.05%)
 IDEXX Laboratories /1/                                   53,760               3,293,338
DISTRIBUTION-WHOLESALE (0.61%)
 Fastenal                                                 34,850               1,912,220
DIVERSIFIED FINANCIAL SERVICES (0.74%)
 Citigroup                                                48,003               2,308,464
DIVERSIFIED MANUFACTURING OPERATIONS (8.71%)
 3M                                                       85,966               7,434,339
 Danaher                                                  44,540               4,120,841
 General Electric                                        388,120              11,624,194
 Illinois Tool Works                                      46,770               4,032,042
                                                                              27,211,416
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.36%)
 Altera /1/                                               98,890               1,978,789
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                            $
 Intel                                                   301,062               7,746,325
 Texas Instruments                                       155,923               3,913,667
                                                                              13,638,781
ENTERPRISE SOFTWARE & SERVICE (0.21%)
 BEA Systems /1/                                          56,440                 643,980
FINANCE-INVESTMENT BANKER & BROKER (2.12%)
 Legg Mason                                               48,920               4,503,575
 Morgan Stanley                                           41,043               2,109,200
                                                                               6,612,775
FINANCE-MORTGAGE LOAN/BANKER (1.16%)
 Federal National Mortgage Association                    52,610               3,615,359
FINANCE-OTHER SERVICES (0.86%)
 Chicago Mercantile Exchange /2/                          22,900               2,686,170
FOOD-MISCELLANEOUS/DIVERSIFIED (0.50%)
 McCormick                                                45,530               1,555,305
FOOD-RETAIL (0.36%)
 Whole Foods Market                                       14,250               1,139,858
FOOD-WHOLESALE & DISTRIBUTION (1.43%)
 Sysco                                                   117,040               4,476,780
INTERNET SECURITY (2.14%)
 Symantec /1/ /2/                                        148,500               6,689,925
MACHINERY-PUMPS (1.00%)
 Graco                                                   111,115               3,133,443
MEDICAL INSTRUMENTS (4.27%)
 Medtronic                                               139,140               7,021,005
 St. Jude Medical /1/                                     82,801               6,314,404
                                                                              13,335,409
MEDICAL PRODUCTS (6.47%)
 Becton Dickinson                                         78,260               3,956,043
 Johnson & Johnson                                       210,510              11,373,855
 Varian Medical Systems /1/                               57,100               4,901,464
                                                                              20,231,362
MEDICAL-BIOMEDICAL/GENE (1.52%)
 Amgen /1/                                                84,480               4,753,690
MEDICAL-DRUGS (6.79%)
 Forest Laboratories /1/                                  71,600               4,616,768
 Pfizer                                                  464,595              16,613,917
                                                                              21,230,685
MEDICAL-GENERIC DRUGS (0.56%)
 Pharmaceutical Resources /1/                             43,510               1,753,453
MEDICAL-HMO (2.19%)
 UnitedHealth Group                                      111,350               6,845,798
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.98%)
 Cardinal Health                                          41,700               3,054,525
MOTORCYCLE & MOTOR SCOOTER (2.12%)
 Harley-Davidson                                         117,450               6,614,784
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (0.99%)
                                                                            $
 American International Group                             43,190               3,094,563
NETWORKING PRODUCTS (4.60%)
 Cisco Systems /1/                                       660,170              13,777,748
 Foundry Networks /1/                                     51,820                 585,566
                                                                              14,363,314
OIL COMPANY-INTEGRATED (1.43%)
 Exxon Mobil                                             105,250               4,478,387
RETAIL-ARTS & CRAFTS (1.37%)
 Michaels Stores                                          85,340               4,269,560
RETAIL-BEDDING (1.63%)
 Bed Bath & Beyond /1/                                   136,930               5,082,842
RETAIL-CONSUMER ELECTRONICS (1.94%)
 Best Buy                                                111,530               6,050,502
RETAIL-DISCOUNT (2.37%)
 Wal-Mart Stores                                         129,820               7,399,740
RETAIL-JEWELRY (0.44%)
 Tiffany                                                  34,960               1,363,440
RETAIL-OFFICE SUPPLIES (1.53%)
 Staples                                                 185,880               4,788,269
SCHOOLS (1.66%)
 Apollo Group /1/                                         57,070               5,186,522
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.36%)
 Linear Technology                                       112,399               4,004,776
 Maxim Integrated Products                                73,141               3,363,755
                                                                               7,368,531
SEMICONDUCTOR EQUIPMENT (0.15%)
 Applied Materials /1/                                    25,120                 457,938
THERAPEUTICS (1.19%)
 Gilead Sciences /1/                                      61,100               3,716,713
                                            TOTAL COMMON STOCKS              306,045,760

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.17%)
FINANCE-INVESTMENT BANKER & BROKER (2.17%)
 Investment in Joint Trading Account;
  Citigroup
                                                     $                      $
  1.02%; 05/03/04                                      6,772,555               6,772,555
                                         TOTAL COMMERCIAL PAPER                6,772,555

                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.72%)
 Goldman Sachs; 0.93%; dated 04/30/04 maturing
  05/03/04 (collateralized by U.S. Treasury                                 $
  Strips; $5,487,607; 02/15/06 - 08/15/26) /3/       $ 5,380,417               5,380,000
                                    TOTAL REPURCHASE AGREEMENTS                5,380,000
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (101.82%)              318,198,315
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-1.82%)               (5,696,314)
                                     TOTAL NET ASSETS (100.00%)             $312,502,001
                                                                            ---------------

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/ Security was purchased with the cas proceeds from securities loans.



                            SCHEDULE OF INVESTMENTS
                PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (94.28%)
AGRICULTURAL OPERATIONS (0.74%)
                                              $
 Bunge                                                  7,974               295,437
AIRLINES (1.46%)
 EVA Airways                                          518,000               211,285
 Korean Air                                            12,680               172,907
 Thai Airways International /1/                       142,918               203,607
                                                                            587,799
APPLIANCES (0.46%)
 Arcelik                                           34,170,550               183,078
APPLICATIONS SOFTWARE (0.54%)
 Satyam Computer Services                              30,001               216,457
AUTO-CARS & LIGHT TRUCKS (1.25%)
 Kia Motors                                            54,040               502,012
BREWERY (0.54%)
 Fomento Economico Mexicano                             4,975               217,507
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.78%)
 Anhui Conch Cement /2/                               325,818               346,713
 Cemex                                                 18,839               554,808
 Sungshin Cement                                       11,820               214,570
                                                                          1,116,091
BUILDING-RESIDENTIAL & COMMERCIAL (2.63%)
 Corporacion GEO /3/                                   64,372               369,735
 Hyundai Development                                   36,680               412,644
 Lalin Property /1/                                   496,292                92,411
 Land & Houses Public                                 658,764               182,762
                                                                          1,057,552
CELLULAR TELECOMMUNICATIONS (5.47%)
 Advanced Info Service Public /1/                     173,751               382,157
 America Movil                                         23,969               810,152
 China Mobile                                          58,706               155,048
 Maxis Communications                                 137,636               315,114
 Taiwan Cellular                                      326,000               299,308
 Telemig Celular Participacoes                          7,600               232,560
                                                                          2,194,339
CHEMICALS-FIBERS (0.39%)
 Formosa Chemicals & Fibre                            109,000               157,495
CHEMICALS-PLASTICS (0.47%)
 Formosa Plastics                                     132,540               189,514
COMMERCIAL BANKS (11.25%)
 Akbank                                            93,557,303               435,304
 Bank Rakyat /3/                                    1,081,042               212,343
 CorpBanca /1/ /4/                                     11,326               273,693
 Credicorp                                             16,162               207,035
 Daegu Bank                                            33,450               191,860
 Hana Bank                                              6,650               143,672
 Hansabank                                             27,052               207,219
 Kookmin Bank                                           7,115               265,596
 Malayan Banking Berhad                                75,050               207,375
 Standard Bank Investment                             133,866               772,261
 State Bank of India /1/                               11,118               443,608
 Taishin Financial Holdings                           711,000               622,820
 Turkiye Garanti Bankasi /3/                       93,287,280               286,077
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Unibanco - Uniao de Bancos Brasileiros                12,683               248,587
                                                                          4,517,450
DISTRIBUTION-WHOLESALE (0.62%)
 Esprit Holdings                                       60,677               248,938
DIVERSIFIED FINANCIAL SERVICES (0.99%)
 Shinhan Financial Group                               22,694               395,528
DIVERSIFIED MINERALS (4.58%)
 Anglo American                                        66,188             1,322,571
 Antofagasta                                           11,003               183,024
 Cia Vale do Rio Doce                                   7,289               331,649
                                                                          1,837,244
DIVERSIFIED OPERATIONS (0.82%)
 Alfa                                                  99,550               327,359
ELECTRIC PRODUCTS-MISCELLANEOUS (0.89%)
 LG Electronics                                         3,022               183,378
 Moatech                                               17,181               172,051
                                                                            355,429
ELECTRIC-GENERATION (0.96%)
 Beijing Datang Power Generation /2/                  492,000               384,779
ELECTRONIC COMPONENTS-MISCELLANEOUS (10.42%)
 AU Optronics                                         267,400               547,357
 DSP Group /3/                                          8,104               200,817
 Samsung Electronics                                    6,050             2,871,990
 Samsung SDI                                            4,420               565,049
                                                                          4,185,213
ELECTRONIC CONNECTORS (1.42%)
 Hon Hai Precision Industry                           144,600               570,217
FINANCE-CONSUMER LOANS (1.06%)
 African Bank Investments                             280,497               427,424
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
 Global Bio-Chem Technology Group /2/                 354,371               258,970
FOOD-RETAIL (0.43%)
 Dairy Farm International Holdings                     88,454               171,601
GAS-DISTRIBUTION (2.93%)
 Gail India                                            62,186               305,337
 OAO Gazprom                                           18,292               643,878
 PT Perusahaan Gas Negara /3/                       1,522,028               225,306
                                                                          1,174,521
GOLD MINING (0.51%)
 AngloGold Ashanti                                      6,454               205,044
IMPORT & EXPORT (0.99%)
 Testrite International                               704,000               398,411
LIFE & HEALTH INSURANCE (1.52%)
 Cathay Financial Holding                             242,000               429,801
 New Africa Capital                                   169,761               181,811
                                                                            611,612
METAL-ALUMINUM (0.71%)
 Aluminum Corp. of China                              136,309                79,952
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (CONTINUED)
                                                                         $
 National Aluminium                                    53,500               204,039
                                                                            283,991
METAL-DIVERSIFIED (1.40%)
 MMC Norilsk Nickel                                     9,471               563,525
MONEY CENTER BANKS (1.07%)
 Bank Hapoalim                                        166,321               429,122
MOTORCYCLE & MOTOR SCOOTER (1.04%)
 Hero Honda Motors                                     38,468               417,638
OIL COMPANY-EXPLORATION & PRODUCTION (0.98%)
 PTT Public /1/                                       108,103               394,477
OIL COMPANY-INTEGRATED (6.23%)
 China Petroleum & Chemical                           702,804               243,285
 LUKOIL                                                 7,650               831,937
 MOL Magyar Olaj-es Gazipari                            5,997               226,362
 PetroChina                                           198,906                86,705
 Petroleo Brasileiro                                   38,471             1,111,812
                                                                          2,500,101
OIL REFINING & MARKETING (0.33%)
 Hindustan Petroleum                                   12,848               133,030
OIL-FIELD SERVICES (0.63%)
 Tenaris                                                8,496               254,795
PAPER & RELATED PRODUCTS (0.57%)
 Votorantim Celulose e Papel                            7,255               227,807
PETROCHEMICALS (1.48%)
 Honam Petrochemical                                    4,860               181,005
 IOI Berhad                                            98,525               234,645
 LG Chemical                                            4,438               179,282
                                                                            594,932
POWER CONVERTER & SUPPLY EQUIPMENT (1.10%)
 Bharat Heavy Electricals                              33,442               440,943
REAL ESTATE OPERATOR & DEVELOPER (2.14%)
 Consorcio ARA /3/                                    140,285               385,042
 IOI Properties                                       108,049               236,002
 IRSA Inversiones y Representaciones /3/               29,547               239,330
                                                                            860,374
RETAIL-APPAREL & SHOE (1.26%)
 Edgars Consolidated Stores                            26,272               504,196
RETAIL-APPLIANCES (0.20%)
 Courts Mammoth                                       119,210                79,682
RETAIL-DISCOUNT (1.15%)
 Lojas Americanas                                  28,763,575               244,007
 Siam Makro /1/                                       187,802               215,919
                                                                            459,926
RETAIL-HOME FURNISHINGS (0.87%)
 JD Group                                              58,945               349,115
RETAIL-HYPERMARKETS (0.60%)
 Controladora Comercial Mexicana /2/                  217,253               240,043
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.01%)
                                                                         $
 Massmart Holdings                                     91,087               404,613
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.37%)
 Taiwan Semiconductor Manufacturing /3/               477,792               827,003
 United Microelectronics /3/                          263,000               235,924
 Winbond Electronics /3/                              549,000               289,208
                                                                          1,352,135
SEMICONDUCTOR EQUIPMENT (0.68%)
 Advanced Semiconductor Engineering /3/               329,901               274,090
SHIP BUILDING (0.54%)
 Daewoo Shipbuilding & Marine Engineering              21,286               217,695
STEEL PIPE & TUBE (0.09%)
 Hylsamex /2/ /3/                                      27,930                36,542
STEEL PRODUCERS (2.69%)
 Angang New Steel /2/                                 406,000               154,857
 Cherepovets MK Severstal /1/ /3/                       5,588               184,212
 Iscor                                                 64,704               309,742
 POSCO                                                 14,079               432,929
                                                                          1,081,740
TELECOMMUNICATION SERVICES (3.55%)
 China Telecom /2/                                    448,575               133,713
 Indonesian Satellite                               1,122,570               508,110
 SK Telecom                                            38,791               783,578
                                                                          1,425,401
TELEPHONE-INTEGRATED (1.64%)
 Philippine Long Distance Telephone /3/                23,279               448,952
 Telefonos de Mexico                                    6,179               210,951
                                                                            659,903
TOBACCO (1.18%)
 Korea Tobacco & Ginseng                               11,110               282,165
 Philip Morris                                            298               193,064
                                                                            475,229
TRANSPORT-MARINE (1.01%)
 Evergreen Marine                                     265,620               203,892
 Malaysia International Shipping                       61,442               200,495
                                                                            404,387
                                         TOTAL COMMON STOCKS             37,852,453

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.60%)
BREWERY (0.72%)
 Quilmes Industrial                                    15,936               290,673
COMMERCIAL BANKS (0.67%)
 Banco Itau Holding Financeira                      3,385,929               268,622
ELECTRIC-INTEGRATED (0.63%)
 Cia Energetica de Minas Gerais                    16,582,807               253,216
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
STEEL-SPECIALTY (0.71%)
                                                                         $
 Gerdau                                                27,052               282,729
TELEPHONE-INTEGRATED (0.87%)
 Tele Norte Leste Participacoes                    21,006,887               349,283
                                      TOTAL PREFERRED STOCKS              1,444,523



                                        Maturity
                                         Amount                Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.28%)
 Credit Suisse First Boston;
  1.04%; dated 04/30/04 maturing
  05/30/04 (collateralized by
  GNMA; $1,020,335; 05/15/18) /5/       $914,330            $   914,251
                    TOTAL REPURCHASE AGREEMENTS                 914,251
                                                            -----------

          TOTAL PORTFOLIO INVESTMENTS (100.16%)              40,211,227
LIABILITIES, NET OF
 CASH, RECEIVABLES AND
 OTHER ASSETS (-0.16%)                                          (65,002)
                     TOTAL NET ASSETS (100.00%)             $40,146,225
                                                            --------------


/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Non-income producing security.
/4 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $273,693 or 0.68% of net assets.
/5 /Security was purchased with the cash proceeds from securities loans.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    545,468              1.36%
 Brazil                     3,845,709              9.56
 Chile                        273,693              0.68
 China                        409,942              1.02
 Czech Republic               193,065              0.48
 Hong Kong                  1,854,619              4.61
 Hungary                      226,362              0.56
 India                      2,161,051              5.37
 Indonesia                    945,758              2.35
 Israel                       429,122              1.07
 Korea                      8,167,911             20.31
 Malaysia                   1,273,313              3.17
 Mexico                     3,152,140              7.84
 Peru                         207,035              0.52
 Philippines                  448,952              1.12
 Russia                     2,223,552              5.53
 South Africa               3,154,205              7.84
 Spain                        207,219              0.52
 Taiwan                     5,256,327             13.07
 Thailand                   1,471,332              3.66
 Turkey                       904,458              2.25
 United Kingdom             1,505,595              3.74
 United States              1,354,399              3.37
             TOTAL        $40,211,227            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                                              Shares
                                                                               Held                    Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.82%)
ADVERTISING SERVICES (0.81%)
                                                                                                   $
 WPP Group                                                                      195,334               1,929,425
AEROSPACE & DEFENSE-EQUIPMENT (0.57%)
 European Aeronautic Defence & Space                                             53,699               1,358,243
AUDIO & VIDEO PRODUCTS (0.40%)
 Matsushita Electric Industrial                                                  64,273                 944,103
AUTO-CARS & LIGHT TRUCKS (3.56%)
 Hyundai Motor                                                                   26,890               1,025,549
 Nissan Motor /1/                                                               152,270               1,695,798
 Renault                                                                         26,891               2,006,666
 Toyota Motor                                                                   103,691               3,749,056
                                                                                                      8,477,069
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.87%)
 Volvo /1 2/                                                                     60,265               2,062,884
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.95%)
 NOK /1/                                                                         58,855               2,277,295
BREWERY (0.87%)
 Asahi Brewery                                                                  184,167               2,069,386
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Boral                                                                          268,038               1,161,462
BUILDING-HEAVY CONSTRUCTION (1.57%)
 Actividades de Construccion y Servicios                                         27,800               1,350,673
 Vinci /1/                                                                       24,530               2,387,714
                                                                                                      3,738,387
BUILDING-RESIDENTIAL & COMMERCIAL (1.27%)
 Daiwa House Industry                                                           100,746               1,127,464
 Persimmon                                                                      162,253               1,890,397
                                                                                                      3,017,861
CELLULAR TELECOMMUNICATIONS (2.54%)
 mm02 /2/                                                                     1,377,521               2,442,829
 Vodafone Group                                                               1,484,431               3,612,993
                                                                                                      6,055,822
CHEMICALS-DIVERSIFIED (2.18%)
 Akzo Nobel /1/                                                                  53,134               1,936,310
 Asahi Kasei                                                                    360,136               1,967,849
 Mitsubishi Gas Chemical                                                        347,716               1,304,467
                                                                                                      5,208,626
CHEMICALS-FIBERS (0.45%)
 Formosa Chemicals & Fibre                                                      741,000               1,070,680
COMMERCIAL BANKS (3.70%)
 Anglo Irish Bank                                                               115,670               1,892,702
 Banco Santander Central Hispano /1/                                            263,600               2,831,276
 Bank of Ireland                                                                138,755               1,684,949
 Fortis                                                                          82,111               1,787,500
 National Bank of Greece                                                         21,383                 636,208
                                                                                                      8,832,635
COMPUTER SERVICES (0.51%)
 CSK                                                                             28,057               1,220,367
                                                                              Shares
                                                                               Held                    Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.18%)
                                                                                                   $
 Wolseley                                                                       191,127               2,804,690
DIVERSIFIED MANUFACTURING OPERATIONS (0.89%)
 Siemens /1/                                                                     29,520               2,119,688
DIVERSIFIED MINERALS (0.45%)
 BHP Billiton                                                                   133,866               1,069,449
DIVERSIFIED OPERATIONS (0.19%)
 Brascan /1/                                                                     13,061                 441,619
ELECTRIC PRODUCTS-MISCELLANEOUS (1.12%)
 Hitachi                                                                        380,145               2,669,679
ELECTRIC-INTEGRATED (2.97%)
 E.ON /1/                                                                        30,729               2,037,053
 Enel                                                                           261,051               2,081,018
 Fortum                                                                         156,254               1,751,344
 Scottish Power                                                                 177,399               1,206,456
                                                                                                      7,075,871
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.45%)
 Koninklijke Philips Electronics                                                 57,645               1,569,997
 OMRON                                                                           67,300               1,640,497
 Samsung Electronics                                                              5,562               2,640,332
                                                                                                      5,850,826
ELECTRONIC MEASUREMENT INSTRUMENTS (0.40%)
 Keyence                                                                          3,992                 958,615
FINANCE-CONSUMER LOANS (0.39%)
 Aiful                                                                            9,047                 918,186
FOOD-MISCELLANEOUS/DIVERSIFIED (2.37%)
 Global Bio-Chem Technology Group                                               712,386                 520,603
 Nestle /1/                                                                      20,247               5,121,870
                                                                                                      5,642,473
FOOD-RETAIL (1.99%)
 Carrefour /1/                                                                   48,362               2,244,172
 Delhaize Group /2/                                                              31,049               1,507,410
 Tesco                                                                          224,604                 990,776
                                                                                                      4,742,358
HOTELS & MOTELS (0.71%)
 InterContinental Hotels Group                                                  180,246               1,686,098
IMPORT & EXPORT (0.55%)
 Mitsubishi                                                                     137,919               1,314,764
INTERNET CONNECTIVE SERVICES (0.29%)
 Hanaro Telecom /2/                                                             304,143                 690,792
INTERNET CONTENT-INFORMATION & NEWS (0.47%)
 Freenet.de /1 2/                                                                12,739               1,122,410
LIFE & HEALTH INSURANCE (1.42%)
 Legal & General Group                                                        1,319,571               2,187,959
 Power Corporation of Canada                                                     30,487               1,202,632
                                                                                                      3,390,591
MACHINERY-ELECTRICAL (0.54%)
 Schneider Electric                                                              19,273               1,298,418
                                                                              Shares
                                                                               Held                    Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.43%)
                                                                                                   $
 Terumo                                                                          48,145               1,020,881
MEDICAL-DRUGS (7.24%)
 AstraZeneca                                                                     39,687               1,855,190
 Eisai                                                                           36,610                 935,528
 GlaxoSmithKline                                                                 84,720               1,754,784
 Merck                                                                           26,168               1,399,053
 Novartis                                                                       145,935               6,505,509
 Ono Pharmaceutical                                                              14,737                 632,988
 Roche Holding /1 /                                                              18,388               1,928,712
 Sanofi-Synthelabo /1/                                                           35,427               2,250,811
                                                                                                     17,262,575
MONEY CENTER BANKS (12.16%)
 ABN AMRO Holding /1/                                                           150,017               3,262,170
 Barclays                                                                       548,283               4,944,138
 BNP Paribas                                                                     72,893               4,377,764
 Credit Suisse Group                                                             36,743               1,295,045
 HBOS                                                                           135,930               1,764,498
 Mitsubishi Tokyo Financial Group                                                   456               4,057,741
 Royal Bank of Scotland                                                         139,311               4,182,512
 UBS /1/                                                                         71,959               5,114,161
                                                                                                     28,998,029
MORTGAGE BANKS (1.17%)
 DEPFA Bank                                                                      18,658               2,795,562
MULTI-LINE INSURANCE (2.67%)
 AXA                                                                            115,429               2,431,171
 Fondiaria-Sai                                                                   75,016               1,655,528
 Zurich Financial Services                                                       14,470               2,287,791
                                                                                                      6,374,490
MULTIMEDIA (0.66%)
 Publishing & Broadcasting                                                      179,343               1,577,572
OIL COMPANY-EXPLORATION & PRODUCTION (1.27%)
 Canadian Natural Resources                                                      38,431               2,107,033
 PetroKazakhstan /2/                                                             34,144                 924,079
                                                                                                      3,031,112
OIL COMPANY-INTEGRATED (7.07%)
 ENI                                                                            196,946               4,004,071
 Petro-Canada                                                                    32,563               1,435,353
 Petroleo Brasileiro                                                             52,223               1,509,245
 Repsol YPF /1/                                                                 210,528               4,434,150
 TotalFinaElf                                                                    29,667               5,487,422
                                                                                                     16,870,241
OIL REFINING & MARKETING (1.00%)
 Statoil /1/                                                                    191,598               2,394,958
PETROCHEMICALS (0.26%)
 Honam Petrochemical                                                             16,730                 623,089
PROPERTY & CASUALTY INSURANCE (2.25%)
 Aioi Insurance                                                                 248,998               1,094,323
 Mitsui Sumitomo Insurance                                                      100,933                 950,291
 Sompo Japan Insurance                                                          367,000               3,309,003
                                                                                                      5,353,617
                                                                              Shares
                                                                               Held                    Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (0.95%)
                                                                                                   $
 iShares MSCI Emerging Markets                           Index Fund              14,359               2,273,030
PUBLISHING-NEWSPAPERS (0.46%)
 John Fairfax Holdings                                                          450,008               1,088,736
PUBLISHING-PERIODICALS (1.01%)
 Emap                                                                           157,513               2,416,169
REAL ESTATE OPERATOR & DEVELOPER (0.45%)
 Amoy Properties /1/                                                            798,949               1,080,657
RETAIL-APPAREL & SHOE (0.78%)
 Next                                                                            74,931               1,852,333
RETAIL-JEWELRY (0.58%)
 Citizen Watch /1/                                                              137,604               1,387,823
RETAIL-MAJOR DEPARTMENT STORE (0.78%)
 Metro                                                                           41,825               1,860,110
RETAIL-PUBS (0.82%)
 Punch Taverns                                                                  203,361               1,961,830
RUBBER-TIRES (0.86%)
 Continental                                                                     47,423               2,049,383
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.04%)
 Taiwan Semiconductor Manufacturing /2/                                         643,480               1,113,790
 United Microelectronics /2/                                                  1,529,000               1,371,589
                                                                                                      2,485,379
SOAP & CLEANING PREPARATION (1.03%)
 Henkel /1/                                                                      28,274               2,447,108
STEEL PRODUCERS (1.14%)
 Arcelor                                                                         70,004               1,163,094
 China Steel                                                                  1,179,000               1,050,524
 JFE Holdings                                                                    22,674                 508,524
                                                                                                      2,722,142
TELECOMMUNICATION EQUIPMENT (1.67%)
 Marconi /2/                                                                     58,517                 621,589
 TANDBERG /1/                                                                   110,301                 996,882
 Telefonaktiebolaget LM Ericsson /2/                                            876,285               2,374,399
                                                                                                      3,992,870
TELECOMMUNICATION SERVICES (2.53%)
 Cable & Wireless /2/                                                         1,070,210               2,339,111
 e.Biscom /1 2/                                                                  14,398                 856,939
 Equant /2/                                                                      64,134                 476,660
 Telenor /1/                                                                    359,812               2,365,511
                                                                                                      6,038,221
TELEPHONE-INTEGRATED (1.83%)
 Deutsche Telekom /2/                                                           102,469               1,758,994
 MobilCom /2/                                                                    60,648               1,166,864
 Nippon Telegraph & Telephone                                                       273               1,434,824
                                                                                                      4,360,682
TELEVISION (0.79%)
 Mediaset                                                                       170,806               1,873,497
                                                                              Shares
                                                                               Held                    Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (1.89%)
                                                                                                   $
 Imperial Tobacco Group                                                         141,096               3,125,158
 Korea Tobacco & Ginseng                                                         54,820               1,392,284
                                                                                                      4,517,442
TRANSPORT-MARINE (0.71%)
 Mitsui O.S.K. Lines                                                            194,000                 849,096
 Nippon Yusen Kabushiki Kaisha /1/                                              207,800                 845,473
                                                                                                      1,694,569
TRANSPORT-RAIL (0.69%)
 East Japan Railway                                                                 324               1,655,892
TRANSPORT-SERVICES (0.49%)
 Deutsche Post                                                                   53,142               1,172,153
WATER (1.02%)
 Suez                                                                           121,312               2,431,469
                                                                   TOTAL COMMON STOCKS              230,884,393

                                                                             Principal
                                                                              Amount                   Value
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.16%)
FINANCE-INVESTMENT BANKER & BROKER (1.16%)
 Merrill Lynch
                                                                            $                      $
  1.03%; 05/03/04                                                             2,760,000               2,759,842
                                                                TOTAL COMMERCIAL PAPER                2,759,842


                                                                             Maturity
                                                                              Amount                   Value
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (16.85%)
 Credit Suisse First Boston; 1.04%; dated 04/30/04 maturing 05/03/04
  (collateralized by GNMA; $44,832,682; 05/15/18) /3/                       $40,174,916            $ 40,171,426
                                                           TOTAL REPURCHASE AGREEMENTS               40,171,426
                                                                                                   ------------

                                                 TOTAL PORTFOLIO INVESTMENTS (114.83%)              273,815,661
LIABILITIES, NET OF CASH, RECEIVABLES AND                           OTHER ASSETS
 (-14.83%)                                                                                          (35,354,891)
                                                            TOTAL NET ASSETS (100.00%)             $238,460,770
                                                                                                   ---------------


----------------------------------------------------------------
 Country                          Value                       Percentage of
                                                               Total Value

Australia                      3,827,770                          1.40%
Belgium                        3,294,910                          1.20
Brazil                         1,509,245                          0.55
Canada                         6,110,716                          2.23
Finland                        1,751,344                          0.64
France                         24,915,607                         9.10
Germany                        17,132,817                         6.26
Greece                         636,208                            0.23
Hong Kong                      1,601,261                          0.59
Ireland                        6,373,213                          2.33
Italy                          10,471,053                         3.82
Japan                          42,539,914                         15.54
Korea                          6,372,046                          2.33
Luxembourg                     1,163,094                          0.42
Netherlands                    8,603,379                          3.14
Norway                         5,757,350                          2.10
Spain                          8,616,099                          3.15
Sweden                         4,437,282                          1.62
Switzerland                    22,253,088                         8.13
Taiwan                         4,606,583                          1.68
United Kingdom                 46,638,384                         17.03
United States                  45,204,298                         16.51
                       -------------------                    -----------
Total                  $       273,815,661                        100.00%

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.81%)
ADVERTISING AGENCIES (0.51%)
                                                                                                    $
 Asatsu-DK                                                                        10,053                 286,044
ADVERTISING SERVICES (0.35%)
 IPSOS                                                                             1,898                 195,328
AGRICULTURAL OPERATIONS (0.49%)
 AWB                                                                              30,982                 107,401
 Chaoda Modern Agriculture                                                       534,054                 167,752
                                                                                                         275,153
AIRLINES (0.94%)
 Austrian Airlines /1/                                                            14,368                 210,817
 Iberia Lineas Aereas de Espana                                                   94,456                 313,645
                                                                                                         524,462
AIRPORT DEVELOPMENT & MAINTENANCE (0.71%)
 Kobenhavns Lufthavne                                                              2,815                 397,686
APPLIANCES (0.80%)
 Fisher & Paykel Appliances Holdings                                              68,088                 202,298
 Noritz                                                                           15,273                 243,720
                                                                                                         446,018
APPLICATIONS SOFTWARE (0.26%)
 Sage Group                                                                       46,477                 142,381
ATHLETIC FOOTWEAR (1.50%)
 Puma /2/                                                                          3,617                 837,822
AUDIO & VIDEO PRODUCTS (0.74%)
 Grande Holdings                                                                 132,665                 150,528
 Skyworth Digital Holdings /2/                                                   885,713                 261,178
                                                                                                         411,706
AUTO-CARS & LIGHT TRUCKS (0.41%)
 Isuzu Motors                                                                     85,705                 230,659
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Exedy                                                                            23,218                 327,583
BEVERAGES-NON-ALCOHOLIC (0.28%)
 Cott /1/                                                                          5,092                 155,324
BEVERAGES-WINE & SPIRITS (0.52%)
 Davide Campari                                                                    6,183                 287,581
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.58%)
 Fletcher Building                                                                97,593                 277,142
 Geberit                                                                           1,101                 669,125
 Kingspan Group                                                                   66,818                 357,238
 Sika                                                                                289                 135,963
                                                                                                       1,439,468
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.85%)
 Alfred McAlpine Group                                                            34,842                 195,402
 Balfour Beatty                                                                   62,670                 280,896
                                                                                                         476,298
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanil Cement Manufacturing                                                        2,310                 106,508
BUILDING PRODUCTS-DOORS & WINDOWS (0.47%)
 Masonite International /1/                                                       10,028                 262,504
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (2.08%)
                                                                                                    $
 Actividades de Construccion y Servicios                                           2,936                 142,647
 Daelim Industrial                                                                 7,822                 290,654
 Vinci /2/                                                                         7,456                 725,756
                                                                                                       1,159,057
BUILDING-RESIDENTIAL & COMMERCIAL (2.20%)
 Haseko /1/                                                                      142,168                 413,537
 McCarthy & Stone                                                                 38,796                 398,002
 Persimmon                                                                        35,715                 416,113
                                                                                                       1,227,652
CELLULAR TELECOMMUNICATIONS (0.25%)
 Mobistar                                                                          2,182                 141,246
CHEMICALS-DIVERSIFIED (1.50%)
 British Vita                                                                     35,249                 166,274
 Mitsubishi Gas Chemical                                                         178,845                 670,942
                                                                                                         837,216
COATINGS & PAINT (0.74%)
 Kansai Paint                                                                     74,812                 410,142
COMMERCIAL BANKS (3.80%)
 Anglo Irish Bank                                                                 47,049                 769,860
 Bank of Kyoto /2/                                                                49,054                 317,825
 Bank of Piraeus                                                                  22,011                 259,635
 Hiroshima Bank                                                                   41,677                 186,566
 Industrial & Commercial Bank of China /2/                                       120,857                 144,877
 Suruga Bank                                                                      35,503                 263,486
 Wing Lung Bank                                                                   24,786                 179,544
                                                                                                       2,121,793
COMMERCIAL SERVICES (1.33%)
 Park24                                                                            8,225                 278,005
 Societe Generale de Surveillance Holding                                            528                 276,909
 TIS /2/                                                                           4,970                 188,703
                                                                                                         743,617
COMPUTER DATA SECURITY (0.59%)
 Gemplus International /1/                                                       141,413                 327,171
COMPUTER SERVICES (0.63%)
 Indra Sistemas                                                                   26,964                 349,736
CONSULTING SERVICES (0.32%)
 Savills                                                                          21,053                 177,712
DISTRIBUTION-WHOLESALE (1.97%)
 Inchcape                                                                         12,206                 324,683
 Wolseley                                                                         52,585                 771,658
                                                                                                       1,096,341
DIVERSIFIED MINERALS (1.55%)
 Inmet Mining /1/                                                                 33,008                 427,226
 Jubilee Mines                                                                   106,938                 254,861
 Xstrata                                                                          16,211                 182,548
                                                                                                         864,635
ELECTRIC PRODUCTS-MISCELLANEOUS (0.25%)
 Techtronic Industries                                                            53,002                 142,022
ELECTRIC-TRANSMISSION (0.68%)
 Red Electrica de Espana                                                          23,290                 378,859
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.53%)
                                                                                                    $
 Citizen Electronics                                                               4,585                 297,066
ELECTRONIC MEASUREMENT INSTRUMENTS (0.66%)
 ESPEC                                                                            11,790                 185,362
 Techem /1/                                                                        8,254                 182,059
                                                                                                         367,421
ENERGY-ALTERNATE SOURCES (0.83%)
 Gamesa Corporacion Tecnologica                                                   11,170                 462,894
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.31%)
 Linde                                                                            13,422                 732,078
ENTERPRISE SOFTWARE & SERVICE (0.68%)
 Open Text /1/                                                                    13,878                 377,312
FINANCE-LEASING COMPANY (1.06%)
 Ricoh Leasing                                                                     8,682                 244,674
 Sumisho Lease                                                                    10,196                 349,245
                                                                                                         593,919
FINANCE-MORTGAGE LOAN/BANKER (0.52%)
 Kensington Group                                                                 35,393                 291,540
FINANCE-OTHER SERVICES (2.33%)
 Aktiv Kapital /2/                                                                20,823                 273,186
 Man Group                                                                        25,796                 772,639
 SFE                                                                              56,882                 255,108
                                                                                                       1,300,933
FINANCIAL GUARANTEE INSURANCE (0.72%)
 Euler Hermes /1/                                                                  6,830                 402,496
FISHERIES (0.31%)
 Maruha Group                                                                     89,968                 174,466
FOOD-FLOUR & GRAIN (0.98%)
 Nippon Flour Mills                                                               68,000                 309,329
 Nisshin Seifun Group                                                             25,625                 236,153
                                                                                                         545,482
FOOD-MISCELLANEOUS/DIVERSIFIED (1.70%)
 CoolBrands International /1/                                                     27,623                 452,935
 Global Bio-Chem Technology Group /2/                                            332,069                 242,672
 IAWS Group                                                                       21,977                 250,277
                                                                                                         945,884
FOOD-RETAIL (2.06%)
 Colruyt                                                                           5,500                 591,733
 Delhaize Group /1/ /2/                                                           11,491                 557,881
                                                                                                       1,149,614
GAS-DISTRIBUTION (0.65%)
 Enagas                                                                           21,005                 238,452
 Toho Gas                                                                         37,617                 124,419
                                                                                                         362,871
HOTELS & MOTELS (0.57%)
 InterContinental Hotels Group                                                    34,118                 319,154
HUMAN RESOURCES (0.45%)
 Ranstad Holding /2/                                                               9,302                 248,551
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET CONTENT-INFORMATION & NEWS (0.48%)
                                                                                                    $
 Freenet.de /1/                                                                    3,038                 267,673
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.43%)
 Schroders                                                                        21,384                 240,042
LEISURE & RECREATION PRODUCTS (0.59%)
 Daiichikosho                                                                     11,074                 329,144
LIGHTING PRODUCTS & SYSTEMS (0.70%)
 USHIO                                                                            20,999                 391,989
MACHINERY-CONSTRUCTION & MINING (0.32%)
 Hitachi Construction Machinery /2/                                               13,448                 180,355
MACHINERY-ELECTRICAL (0.56%)
 Union Tool /2/                                                                    7,851                 315,164
MACHINERY-GENERAL INDUSTRY (1.22%)
 MAN                                                                              13,224                 484,287
 Max                                                                              17,560                 196,198
                                                                                                         680,485
MEDICAL INSTRUMENTS (1.03%)
 Getinge /2/                                                                      49,916                 574,990
MEDICAL PRODUCTS (1.06%)
 Straumann Holding                                                                 3,277                 588,879
MEDICAL-DRUGS (1.69%)
 Axcan Pharmaceuticals /1/                                                        16,626                 289,058
 Fujirebio                                                                        16,919                 214,947
 Galen Holdings                                                                   31,283                 441,587
                                                                                                         945,592
MEDICAL-GENERIC DRUGS (0.39%)
 Sawai Pharm                                                                       5,664                 215,053
MEDICAL-NURSING HOMES (0.47%)
 Extendicare /1/                                                                  24,194                 262,127
METAL-DIVERSIFIED (1.21%)
 Mitsui Mining & Smelting                                                        160,205                 675,052
MONEY CENTER BANKS (0.49%)
 Mitsui Trust Holdings                                                            38,241                 270,638
MORTGAGE BANKS (2.88%)
 DEPFA Bank                                                                        5,281                 791,262
 Home Capital Group /1/                                                           13,013                 221,417
 Northern Rock                                                                    45,276                 596,958
                                                                                                       1,609,637
MULTI-LINE INSURANCE (0.89%)
 Brit Insurance Holdings                                                         190,871                 278,401
 Pohjola Group /2/                                                                22,143                 220,315
                                                                                                         498,716
NON-FERROUS METALS (0.61%)
 Cameco                                                                            7,871                 340,538
NON-HOTEL GAMBLING (1.82%)
 Paddy Power                                                                      28,727                 328,868
 William Hill                                                                     72,351                 688,029
                                                                                                       1,016,897
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.30%)
                                                                                                    $
 Ensign Resource Service Group                                                    10,049                 165,650
OIL COMPANY-EXPLORATION & PRODUCTION (0.92%)
 Paladin Resources                                                               237,276                 514,396
OIL REFINING & MARKETING (0.76%)
 Nippon Mining Holdings /2/                                                      101,185                 425,444
OPTICAL SUPPLIES (0.77%)
 Essilor International                                                             7,302                 427,247
PAPER & RELATED PRODUCTS (0.51%)
 Mayr-Melnhof Karton                                                               2,219                 281,963
PROPERTY & CASUALTY INSURANCE (1.84%)
 Aioi Insurance                                                                   94,502                 415,327
 Amlin                                                                            93,896                 275,159
 Promina Group                                                                   123,542                 334,583
                                                                                                       1,025,069
PROPERTY TRUST (0.29%)
 Mirvac Group                                                                     52,772                 160,070
PROTECTION-SAFETY (0.85%)
 Kidde                                                                           239,273                 475,233
PUBLIC THOROUGHFARES (0.63%)
 Autostrada Torino                                                                23,285                 353,377
PUBLISHING-BOOKS (0.22%)
 Bloomsbury Publishing                                                            25,148                 121,525
PUBLISHING-NEWSPAPERS (1.50%)
 Gruppo Editoriale L'Espresso /2/                                                 75,045                 442,604
 Trinity Mirror                                                                   36,139                 394,136
                                                                                                         836,740
PUBLISHING-PERIODICALS (1.69%)
 Emap                                                                             41,446                 635,761
 United Business Media                                                            37,372                 305,853
                                                                                                         941,614
QUARRYING (0.44%)
 Eramet                                                                            4,811                 246,893
REAL ESTATE MANAGEMENT & SERVICES (2.12%)
 Corio                                                                             6,867                 276,178
 Gecina                                                                            3,684                 274,687
 Klepierre                                                                         5,840                 359,836
 Pierre & Vacances                                                                 2,963                 273,496
                                                                                                       1,184,197
REAL ESTATE OPERATOR & DEVELOPER (3.48%)
 Inmobiliaria Urbis /2/                                                           37,113                 403,962
 Keppel Land                                                                     244,661                 230,073
 Kerry Properties                                                                115,382                 167,900
 Leopalace21                                                                      14,427                 241,725
 NHP                                                                             143,064                 474,424
 Slough Estates                                                                   34,972                 273,498
 Tokyo Tatemono                                                                   24,736                 150,180
                                                                                                       1,941,762
RETAIL-APPAREL & SHOE (1.62%)
 French Connection Group                                                          24,370                 191,341
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                                    $
 Next                                                                             28,796                 711,852
                                                                                                         903,193
RETAIL-BUILDING PRODUCTS (0.86%)
 Grafton Group /1/                                                                63,935                 479,780
RETAIL-CONSUMER ELECTRONICS (1.01%)
 Carphone Warehouse                                                               68,122                 171,844
 EDION                                                                            35,525                 391,128
                                                                                                         562,972
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.33%)
 Ryohin Keikaku                                                                    9,714                 413,717
 York-Benimaru                                                                    10,562                 326,369
                                                                                                         740,086
RETAIL-PUBS (0.63%)
 Punch Taverns                                                                    36,638                 353,448
RETAIL-SPORTING GOODS (0.35%)
 Xebio                                                                             7,474                 197,424
RUBBER-TIRES (1.29%)
 Continental                                                                      16,684                 720,998
SATELLITE TELECOM (0.87%)
 PT Multimedia Servicos de Telecomunicacoes e Multimedia /2/                      21,333                 484,863
SEMICONDUCTOR EQUIPMENT (0.94%)
 ASM Pacific Technology /2/                                                       53,983                 223,551
 SEZ Holding /1/                                                                   9,408                 300,394
                                                                                                         523,945
SOAP & CLEANING PRODUCTS (0.69%)
 McBride                                                                         164,737                 387,081
STEEL PRODUCERS (2.00%)
 BHP Steel                                                                        61,074                 259,353
 INI Steel                                                                        26,830                 260,674
 IPSCO /1/                                                                        15,643                 283,229
 OneSteel                                                                        192,988                 313,596
                                                                                                       1,116,852
TELECOMMUNICATION EQUIPMENT (2.34%)
 GN Store Nord                                                                    45,215                 351,069
 Marconi /1/                                                                      23,730                 252,069
 TANDBERG /2/                                                                     29,339                 265,161
 TANDBERG Television /1/                                                          73,384                 438,589
                                                                                                       1,306,888
TELECOMMUNICATION SERVICES (0.24%)
 e.Biscom /1/                                                                      2,292                 136,415
TELEPHONE-INTEGRATED (0.28%)
 VersaTel Telecom International /1/ /2/                                           72,342                 155,229
TRANSPORT-MARINE (0.86%)
 Kawasaki Kisen Kaisha                                                            61,758                 264,705
 Orient Overseas International                                                    87,412                 213,491
                                                                                                         478,196
TRANSPORT-SERVICES (0.77%)
 Toll Holdings                                                                    57,181                 429,067
                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (1.04%)
                                                                                                    $
 Seino Transportation /2/                                                         58,672                 580,048
WATER (0.65%)
 Kelda Group                                                                      43,741                 360,304
WIRELESS EQUIPMENT (1.44%)
 Hitachi Kokusai Electric /2/                                                     37,557                 297,107
 Uniden                                                                           12,295                 216,699
 You Eal Electronics                                                               8,829                 291,202
                                                                                                         805,008
                                                                    TOTAL COMMON STOCKS               54,577,353

                                                                               Shares
                                                                                Held                    Value
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.80%)
TELEVISION (0.80%)
 ProSiebenSat.1 Media /2/                                                         22,759                 444,157
                                                                 TOTAL PREFERRED STOCKS                  444,157

                                                                              Principal
                                                                               Amount                   Value
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.86%)
FINANCE-INVESTMENT BANKER & BROKER (1.86%)
 Merrill Lynch
                                                                             $                      $
  1.03%; 05/03/04                                                              1,035,000               1,034,941
                                                                 TOTAL COMMERCIAL PAPER                1,034,941




                                                                              Maturity
                                                                               Amount                   Value
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.46%)
 Credit Suisse First Boston;1.04%; dated 04/30/04 maturing 05/03/04
  (collateralized by GNMA; $7,760,308; 05/15/18) /3/                         $ 6,954,072               6,953,468
                                                            TOTAL REPURCHASE AGREEMENTS                6,953,468
                                                                                                    ------------

                                                  TOTAL PORTFOLIO INVESTMENTS (112.93%)               63,009,919
LIABILITIES, NET OF CASH, RECEIVABLES AND                            OTHER ASSETS
 (-12.93%)                                                                                            (7,212,202)
                                                             TOTAL NET ASSETS (100.00%)              $55,797,717
                                                                                                    ---------------

------------------------------------------------------------
 Country                          Value                   Percentage of
                                                         Total Value
Australia                        2,114,038                  3.36%
Austria                          492,780                    0.78
Belgium                          1,290,861                  2.05
Bermuda                          150,528                    0.24
Canada                           3,237,321                  5.14
Cayman Islands                   167,752                    0.27
Denmark                          748,754                    1.19
Finland                          220,315                    0.35
France                           2,905,741                  4.61
Germany                          3,669,073                  5.82
Greece                           259,635                    0.41
Hong Kong                        1,575,236                  2.50
Ireland                          2,977,285                  4.72
Italy                            1,219,977                  1.94
Japan                            12,446,337                 19.75
Korea                            949,039                    1.51
Luxembourg                       327,171                    0.52
Netherlands                      679,957                    1.08
New Zealand                      479,440                    0.76
Norway                           976,936                    1.55
Portugal                         484,863                    0.77
Singapore                        230,073                    0.36
Spain                            2,290,195                  3.63
Sweden                           574,990                    0.91
Switzerland                      2,153,820                  3.42
United Kingdom                   12,399,393                 19.68
United States                    7,988,409                  12.68
                            ---------------               ----------
Total                          $63,009,919                 100.00%

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (95.64%)
ADVERTISING AGENCIES (0.20%)
                                                                           $
 Interpublic Group /1/                                    2,375                37,264
 Omnicom Group                                            1,088                86,507
                                                                              123,771
AEROSPACE & DEFENSE (0.67%)
 Boeing                                                   4,823               205,894
 Northrop Grumman                                         1,069               106,098
 Raytheon                                                 2,383                76,876
 Rockwell Collins                                         1,022                32,959
                                                                              421,827
AEROSPACE & DEFENSE EQUIPMENT (0.79%)
 General Dynamics                                         1,135               106,259
 Goodrich                                                   673                19,376
 Lockheed Martin                                          2,581               123,114
 United Technologies                                      2,952               254,639
                                                                              503,388
AGRICULTURAL OPERATIONS (0.08%)
 Monsanto                                                 1,520                52,577
AIRLINES (0.11%)
 Delta Air Lines /2/                                        707                 4,398
 Southwest Airlines                                       4,519                64,531
                                                                               68,929
APPAREL MANUFACTURERS (0.12%)
 Jones Apparel Group                                        723                26,462
 Liz Claiborne                                              625                21,937
 VF                                                         619                28,573
                                                                               76,972
APPLIANCES (0.06%)
 Maytag                                                     450                12,555
 Whirlpool                                                  399                26,138
                                                                               38,693
APPLICATIONS SOFTWARE (2.76%)
 Citrix Systems /1/                                         940                17,907
 Compuware /1/                                            2,200                16,830
 Intuit /1/                                               1,136                48,246
 Mercury Interactive /1/                                    516                21,956
 Microsoft                                               61,800             1,604,946
 Parametric Technology /1/                                1,526                 6,989
 Siebel Systems /1/                                       2,839                29,185
                                                                            1,746,059
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                     1,506               108,357
 Reebok International                                       337                12,260
                                                                              120,617
AUTO-CARS & LIGHT TRUCKS (0.49%)
 Ford Motor                                              10,485               161,050
 General Motors /2/                                       3,217               152,550
                                                                              313,600
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                 394                17,789
 Paccar                                                   1,002                56,573
                                                                               74,362
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
                                                                           $
 Dana                                                       852                17,176
 Delphi Automotive Systems                                3,208                32,722
 Visteon                                                    750                 8,145
                                                                               58,043
BEVERAGES-NON-ALCOHOLIC (2.14%)
 Coca-Cola                                               14,000               707,980
 Coca-Cola Enterprises                                    2,627                70,929
 Pepsi Bottling Group                                     1,487                43,525
 Pepsico                                                  9,792               533,566
                                                                            1,356,000
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               695                32,568
BREWERY (0.40%)
 Adolph Coors                                               208                13,668
 Anheuser-Busch                                           4,664               238,983
                                                                              252,651
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Clear Channel Communications                             3,524               146,211
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                    2,590                72,546
 Vulcan Materials                                           583                26,958
                                                                               99,504
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard /1/                                      414                43,549
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                   1,473                43,895
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                                     709                33,997
 KB Home                                                    267                18,404
 Pulte                                                      718                35,304
                                                                               87,705
CABLE TV (0.61%)
 Comcast /1/                                             12,887               387,899
CASINO HOTELS (0.05%)
 Harrah's Entertainment                                     637                33,876
CASINO SERVICES (0.12%)
 International Game Technology                            1,985                74,914
CELLULAR TELECOMMUNICATIONS (0.58%)
 AT&T Wireless Services /1/                              15,597               215,394
 Nextel Communications /1/                                6,295               150,199
                                                                              365,593
CHEMICALS-DIVERSIFIED (0.90%)
 Dow Chemical                                             5,335               211,746
 E. I. Du Pont de Nemours                                 5,713               245,373
 Hercules /1/                                               635                 7,055
 PPG Industries                                             981                58,183
 Rohm & Haas                                              1,275                49,445
                                                                              571,802
CHEMICALS-SPECIALTY (0.11%)
 Eastman Chemical                                           443                18,858
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Engelhard                                                  718                20,851
 Great Lakes Chemical                                       289                 7,260
 Sigma-Aldrich                                              397                22,486
                                                                               69,455
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                        1,145                30,217
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                           835                31,772
COMMERCIAL BANKS (0.78%)
 AmSouth Bancorp                                          2,010                44,260
 BB&T                                                     3,130               107,954
 First Horizon National                                     718                31,563
 M&T Bank                                                   683                58,055
 Marshall & Ilsley                                        1,296                47,654
 North Fork Bancorp.                                        868                32,220
 Regions Financial                                        1,272                44,151
 SouthTrust                                               1,891                58,772
 Synovus Financial                                        1,728                41,248
 Zions Bancorp                                              515                29,108
                                                                              494,985
COMMERCIAL SERVICE-FINANCE (0.34%)
 Deluxe                                                     289                11,939
 Equifax                                                    796                19,510
 H&R Block                                                1,021                46,057
 Moody's                                                    852                54,962
 Paychex                                                  2,161                80,562
                                                                              213,030
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                              820                11,906
COMPUTER AIDED DESIGN (0.03%)
 Autodesk                                                   646                21,641
COMPUTER SERVICES (0.31%)
 Affiliated Computer Services /1/                           778                37,733
 Computer Sciences /1/                                    1,074                43,937
 Electronic Data Systems                                  2,750                50,298
 Sungard Data Systems /1/                                 1,645                42,885
 Unisys /1/                                               1,900                24,757
                                                                              199,610
COMPUTERS (2.11%)
 Apple Computer /1/                                       2,116                54,445
 Gateway /1/                                              2,144                10,334
 Hewlett-Packard                                         17,466               344,080
 International Business Machines                          9,730               857,894
 Sun Microsystems /1/                                    18,819                73,394
                                                                            1,340,147
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Dell /1/                                                14,659               508,814
 NCR /1/                                                    541                24,177
                                                                              532,991
COMPUTERS-MEMORY DEVICES (0.35%)
 EMC /1/                                                 13,846               154,522
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                           $
 Veritas Software /1/                                     2,448                65,288
                                                                              219,810
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Lexmark International /1/                                  735                66,488
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 American Greetings /1/                                     384                 7,872
 Clorox                                                   1,203                62,291
 Fortune Brands                                             835                63,669
                                                                              133,832
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                       323                21,318
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                      608                16,422
 Pactiv /1/                                                 901                20,678
 Sealed Air /1/                                             486                23,853
                                                                               60,953
COSMETICS & TOILETRIES (2.43%)
 Alberto-Culver                                             516                24,335
 Avon Products                                            1,348               113,232
 Colgate-Palmolive                                        3,049               176,476
 Gillette                                                 5,765               235,904
 International Flavors & Fragrances                         536                19,430
 Kimberly-Clark                                           2,872               187,972
 Procter & Gamble                                         7,399               782,444
                                                                            1,539,793
CRUISE LINES (0.24%)
 Carnival                                                 3,607               153,911
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                                3,377               147,946
 First Data                                               5,082               230,672
 Fiserv /1/                                               1,115                40,765
                                                                              419,383
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                  297                31,562
DISTRIBUTION-WHOLESALE (0.10%)
 Genuine Parts                                              996                35,657
 W.W. Grainger                                              522                27,353
                                                                               63,010
DIVERSIFIED FINANCIAL SERVICES (2.24%)
 Citigroup                                               29,490             1,418,174
DIVERSIFIED MANUFACTURING OPERATIONS (4.78%)
 3M                                                       4,487               388,036
 Cooper Industries                                          527                28,938
 Crane                                                      340                10,475
 Danaher                                                    881                81,510
 Eaton                                                      870                51,661
 General Electric /3/                                    58,386             1,748,661
 Honeywell International                                  4,916               169,995
 Illinois Tool Works                                      1,764               152,074
 ITT Industries                                             528                41,865
 Textron                                                    789                43,537
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Tyco International                                      11,450               314,303
                                                                            3,031,055
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
 Cendant                                                  5,769               136,610
E-COMMERCE-SERVICES (0.49%)
 eBay /1/                                                 3,699               295,254
 Monster Worldwide /1/                                      647                16,570
                                                                              311,824
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                         2,414               145,371
 Molex                                                    1,090                32,460
                                                                              177,831
ELECTRIC-GENERATION (0.05%)
 AES /1/                                                  3,565                30,909
ELECTRIC-INTEGRATED (2.28%)
 Allegheny Energy /1/ /2/                                   727                10,018
 Ameren                                                   1,042                45,556
 American Electric Power                                  2,261                68,825
 CenterPoint Energy                                       1,752                18,904
 Cinergy                                                  1,020                38,699
 CMS Energy /1/                                             923                 7,670
 Consolidated Edison                                      1,294                53,326
 Constellation Energy Group                                 958                36,864
 Dominion Resources                                       1,858               118,559
 DTE Energy                                                 966                37,693
 Duke Energy                                              5,196               109,428
 Edison International                                     1,865                43,641
 Entergy                                                  1,310                71,526
 Exelon                                                   1,885               126,182
 FirstEnergy                                              1,888                73,821
 FPL Group                                                1,055                67,119
 NiSource                                                 1,502                30,280
 PG&E /1/                                                 2,399                66,020
 Pinnacle West Capital                                      522                20,389
 PPL                                                      1,015                43,493
 Progress Energy                                          1,403                60,006
 Public Service Enterprise Group                          1,352                58,001
 Southern                                                 4,192               120,562
 TECO Energy                                              1,075                13,685
 TXU                                                      1,855                63,330
 XCEL Energy                                              2,283                38,195
                                                                            1,441,792
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              477                 4,102
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Sanmina /1/                                              2,970                29,760
 Solectron /1/                                            4,788                23,461
                                                                               53,221
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.47%)
 Advanced Micro Devices /1/ /2/                           1,996                28,383
 Altera /1/                                               2,169                43,402
 Applied Micro Circuits /1/                               1,779                 7,845
 Broadcom /1/                                             1,733                65,438
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Intel                                                   37,122               955,149
 LSI Logic /1/                                            2,170                16,145
 Micron Technology /1/                                    3,489                47,520
 National Semiconductor /1/                               1,019                41,565
 Nvidia /1/                                                 928                19,061
 PMC - Sierra /1/                                           989                12,016
 QLogic /1/                                                 542                14,629
 Texas Instruments                                        9,918               248,942
 Xilinx                                                   1,974                66,386
                                                                            1,566,481
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                         334                 8,029
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                            1,365                56,429
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Agilent Technologies /1/                                 2,723                73,548
 Tektronix                                                  485                14,356
                                                                               87,904
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      470                17,935
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                             245                14,653
ENTERPRISE SOFTWARE & SERVICE (0.79%)
 BMC Software /1/                                         1,289                22,300
 Computer Associates International                        3,332                89,331
 Novell /1/                                               2,155                20,774
 Oracle /1/                                              29,929               335,803
 Peoplesoft /1/                                           2,084                35,178
                                                                              503,386
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                      1,711                86,611
FIDUCIARY BANKS (0.55%)
 Bank of New York                                         4,430               129,090
 Mellon Financial                                         2,463                73,003
 Northern Trust                                           1,262                53,358
 State Street                                             1,921                93,745
                                                                              349,196
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                       720                17,122
FINANCE-CONSUMER LOANS (0.16%)
 SLM                                                      2,581                98,878
FINANCE-CREDIT CARD (1.02%)
 American Express                                         7,364               360,468
 Capital One Financial                                    1,322                86,630
 MBNA                                                     7,315               178,340
 Providian Financial /1/                                  1,662                20,160
                                                                              645,598
FINANCE-INVESTMENT BANKER & BROKER (1.79%)
 Bear Stearns                                               594                47,603
 Charles Schwab                                           7,767                79,922
 Goldman Sachs Group                                      2,767               267,016
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Lehman Brothers Holdings                                 1,587               116,486
 Merrill Lynch                                            5,555               301,248
 Morgan Stanley                                           6,280               322,729
                                                                            1,135,004
FINANCE-MORTGAGE LOAN/BANKER (1.11%)
 Countrywide Credit Industries                            1,582                93,813
 Federal Home Loan Mortgage                               3,941               230,154
 Federal National Mortgage Association                    5,563               382,289
                                                                              706,256
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                      612                42,228
 MBIA                                                       825                48,584
 MGIC Investment                                            563                41,448
                                                                              132,260
FOOD-CONFECTIONERY (0.23%)
 Hershey Foods                                              745                66,223
 Wm. Wrigley Jr.                                          1,287                79,408
                                                                              145,631
FOOD-FLOUR & GRAIN (0.10%)
 Archer Daniels Midland                                   3,710                65,148
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Campbell Soup                                            2,353                65,013
 ConAgra Foods                                            3,074                88,808
 General Mills                                            2,146               104,618
 H.J. Heinz                                               2,016                76,991
 Kellogg                                                  2,361               101,287
 McCormick                                                  786                26,850
 Sara Lee                                                 4,530               104,552
                                                                              568,119
FOOD-RETAIL (0.30%)
 Albertson's                                              2,101                49,079
 Kroger /1/                                               4,265                74,638
 Safeway /1/                                              2,533                58,132
 Winn-Dixie Stores /2/                                      812                 6,188
                                                                              188,037
FOOD-WHOLESALE & DISTRIBUTION (0.26%)
 Supervalu                                                  770                23,708
 Sysco                                                    3,691               141,181
                                                                              164,889
FORESTRY (0.05%)
 Plum Creek Timber                                        1,049                31,008
GAS-DISTRIBUTION (0.14%)
 KeySpan                                                    911                32,933
 Nicor                                                      252                 8,565
 Peoples Energy                                             213                 8,903
 Sempra Energy                                            1,301                41,307
                                                                               91,708
GOLD MINING (0.15%)
 Newmont Mining                                           2,473                92,490
HEALTH CARE COST CONTAINMENT (0.22%)
 Caremark Rx /1/                                          2,553                86,419
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (CONTINUED)
                                                                           $
 McKesson                                                 1,666                54,745
                                                                              141,164
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                        1,571                37,138
HOME FURNISHINGS (0.04%)
 Leggett & Platt                                          1,099                24,837
HOTELS & MOTELS (0.23%)
 Hilton Hotels                                            2,172                37,988
 Marriott International                                   1,317                62,110
 Starwood Hotels & Resorts Worldwide                      1,169                46,515
                                                                              146,613
HUMAN RESOURCES (0.04%)
 Robert Half International                                  980                26,725
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                      1,324                15,888
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/ /2/                                          2,366                10,268
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                   1,071                35,011
INDUSTRIAL GASES (0.21%)
 Air Products & Chemicals                                 1,301                64,803
 Praxair                                                  1,861                68,019
                                                                              132,822
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                         1,079                59,194
 Parker Hannifin                                            679                37,542
 Thermo Electron /1/                                        948                27,681
                                                                              124,417
INSTRUMENTS-SCIENTIFIC (0.13%)
 Applied Biosystems Group                                 1,181                21,931
 Millipore /1/                                              280                14,680
 PerkinElmer                                                726                13,976
 Waters /1/                                                 695                29,989
                                                                               80,576
INSURANCE BROKERS (0.29%)
 Aon                                                      1,795                46,778
 Marsh & McLennan                                         3,036               136,923
                                                                              183,701
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                        2,095                23,799
INTERNET SECURITY (0.13%)
 Symantec /1/                                             1,782                80,279
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Federated Investors                                        622                18,287
 Franklin Resources                                       1,428                78,297
 Janus Capital Group                                      1,378                20,946
 T. Rowe Price Group                                        721                36,973
                                                                              154,503
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.03%)
                                                                           $
 Brunswick                                                  536                22,035
LIFE & HEALTH INSURANCE (0.53%)
 Aflac                                                    2,936               123,987
 Jefferson-Pilot                                            808                40,069
 Lincoln National                                         1,019                45,733
 Principal Financial Group /4/                            1,836                64,811
 Torchmark                                                  647                33,670
 UnumProvident                                            1,695                26,357
                                                                              334,627
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                     979                44,016
MACHINERY-CONSTRUCTION & MINING (0.24%)
 Caterpillar                                              1,988               154,527
MACHINERY-FARM (0.15%)
 Deere                                                    1,394                94,848
MACHINERY-GENERAL INDUSTRY (0.18%)
 Dover                                                    1,163                46,555
 Ingersoll-Rand                                           1,004                64,808
                                                                              111,363
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                               1,371                34,618
MEDICAL INSTRUMENTS (1.24%)
 Biomet                                                   1,465                57,867
 Boston Scientific /1/                                    4,690               193,181
 Guidant                                                  1,783               112,347
 Medtronic                                                6,940               350,192
 St. Jude Medical /1/                                       987                75,269
                                                                              788,856
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                          593                50,020
MEDICAL PRODUCTS (2.09%)
 Baxter International                                     3,494               110,585
 Becton Dickinson                                         1,447                73,146
 Johnson & Johnson                                       16,992               918,078
 Stryker                                                  1,142               112,978
 Zimmer Holdings /1/                                      1,385               110,592
                                                                            1,325,379
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Amgen /1/                                                7,385               415,554
 Biogen Idec /1/                                          1,876               110,684
 Chiron /1/                                               1,073                49,787
 Genzyme /1/                                              1,284                55,931
                                                                              631,956
MEDICAL-DRUGS (6.31%)
 Abbott Laboratories                                      8,952               394,067
 Allergan                                                   752                66,214
 Bristol-Myers Squibb                                    11,113               278,936
 Eli Lilly                                                6,434               474,893
 Forest Laboratories /1/                                  2,106               135,795
 King Pharmaceuticals /1/                                 1,381                23,822
 Medimmune /1/                                            1,417                34,348
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Merck                                                   12,735               598,545
 Pfizer                                                  43,656             1,561,139
 Schering-Plough                                          8,423               140,917
 Wyeth                                                    7,625               290,284
                                                                            3,998,960
MEDICAL-GENERIC DRUGS (0.09%)
 Mylan Laboratories                                       1,536                35,190
 Watson Pharmaceutical /1/                                  618                22,007
                                                                               57,197
MEDICAL-HMO (0.75%)
 Aetna                                                      878                72,655
 Anthem /1/                                                 792                70,155
 Humana /1/                                                 928                15,117
 UnitedHealth Group                                       3,583               220,283
 Wellpoint Health Networks /1/                              888                99,181
                                                                              477,391
MEDICAL-HOSPITALS (0.28%)
 HCA                                                      2,837               115,267
 Health Management Associates                             1,391                32,174
 Tenet Healthcare /1/                                     2,661                31,293
                                                                              178,734
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                 512                16,609
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.35%)
 AmerisourceBergen                                          643                37,223
 Cardinal Health                                          2,491               182,466
                                                                              219,689
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     495                 8,935
METAL-ALUMINUM (0.24%)
 Alcoa                                                    4,982               153,196
METAL-COPPER (0.06%)
 Phelps Dodge /1/                                           531                34,956
METAL-DIVERSIFIED (0.05%)
 Freeport-McMoran Copper & Gold                             986                30,073
MISCELLANEOUS INVESTING (0.32%)
 Apartment Investment & Management                          536                15,099
 Equity Office Properties Trust                           2,289                57,614
 Equity Residential Properties Trust                      1,595                43,799
 Prologis Trust                                           1,037                30,509
 Simon Property Group                                     1,169                56,357
                                                                              203,378
MONEY CENTER BANKS (2.18%)
 Bank of America                                         11,697               941,492
 JP Morgan Chase                                         11,784               443,078
                                                                            1,384,570
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                          1,734                97,659
MULTI-LINE INSURANCE (2.89%)
 Allstate                                                 4,028               184,885
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 American International Group                            14,936             1,070,164
 Cigna                                                      807                52,060
 Cincinnati Financial                                       965                39,553
 Hartford Financial Services                              1,668               101,882
 Loews                                                    1,062                61,607
 MetLife                                                  4,352               150,144
 Prudential Financial                                     3,094               135,950
 Safeco                                                     794                34,769
                                                                            1,831,014
MULTIMEDIA (2.10%)
 Gannett                                                  1,552               134,527
 McGraw-Hill                                              1,095                86,352
 Meredith                                                   287                14,620
 Time Warner /1/                                         26,066               438,430
 Viacom                                                  10,015               387,080
 Walt Disney                                             11,723               269,980
                                                                            1,330,989
NETWORKING PRODUCTS (1.48%)
 Cisco Systems /1/                                       39,348               821,193
 Lucent Technologies /1/ /2/                             24,389                82,191
 Network Appliance /1/                                    1,976                36,793
                                                                              940,177
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                              1,834                23,090
 Waste Management                                         3,302                93,777
                                                                              116,867
OFFICE AUTOMATION & EQUIPMENT (0.19%)
 Pitney Bowes                                             1,337                58,494
 Xerox /1/                                                4,567                61,335
                                                                              119,829
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                             632                40,593
OIL & GAS DRILLING (0.21%)
 Nabors Industries /1/                                      839                37,218
 Noble /1/                                                  769                28,576
 Rowan /1/                                                  596                13,291
 Transocean Sedco Forex /1/                               1,832                50,875
                                                                              129,960
OIL COMPANY-EXPLORATION & PRODUCTION (0.59%)
 Anadarko Petroleum                                       1,441                77,209
 Apache                                                   1,856                77,711
 Burlington Resources                                     1,133                76,217
 Devon Energy                                             1,331                81,457
 EOG Resources                                              659                32,456
 Kerr-McGee                                                 578                28,281
                                                                              373,331
OIL COMPANY-INTEGRATED (4.26%)
 Amerada Hess                                               515                36,632
 ChevronTexaco                                            6,125               560,438
 ConocoPhillips                                           3,917               279,282
 Exxon Mobil                                             37,544             1,597,497
 Marathon Oil                                             1,948                65,375
 Occidental Petroleum                                     2,222               104,878
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                           $
 Unocal                                                   1,482                53,411
                                                                            2,697,513
OIL REFINING & MARKETING (0.15%)
 Ashland                                                    398                19,064
 Sunoco                                                     442                27,802
 Valero Energy                                              728                46,417
                                                                               93,283
OIL-FIELD SERVICES (0.60%)
 Baker Hughes                                             1,917                70,316
 BJ Services /1/                                            911                40,540
 Halliburton                                              2,508                74,738
 Schlumberger                                             3,370               197,246
                                                                              382,840
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                              300                18,849
PAPER & RELATED PRODUCTS (0.50%)
 Boise Cascade                                              499                16,831
 Georgia-Pacific                                          1,453                51,000
 International Paper                                      2,750               110,880
 Louisiana-Pacific                                          606                14,296
 MeadWestvaco                                             1,152                30,125
 Temple-Inland                                              313                19,334
 Weyerhaeuser                                             1,259                74,533
                                                                              316,999
PHARMACY SERVICES (0.14%)
 Express Scripts /1/                                        444                34,339
 Medco Health Solutions /1/                               1,548                54,799
                                                                               89,138
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                            1,641                42,321
PIPELINES (0.17%)
 Dynegy /1/ /2/                                           2,157                 8,542
 El Paso                                                  3,670                25,726
 Kinder Morgan                                              706                42,508
 Williams                                                 2,966                30,550
                                                                              107,326
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion                                1,136                21,198
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                    1,226                36,069
PROPERTY & CASUALTY INSURANCE (0.74%)
 ACE                                                      1,598                70,056
 Chubb                                                    1,075                74,175
 Progressive                                              1,242               108,700
 St. Paul                                                 3,799               154,506
 XL Capital                                                 786                60,011
                                                                              467,448
PUBLICLY TRADED INVESTMENT FUND (2.60%)
 iShares S&P 500 Index Fund /2/                          14,820             1,645,020
PUBLISHING-NEWSPAPERS (0.29%)
 Dow Jones                                                  467                21,524
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                           $
 Knight Ridder                                              457                35,390
 New York Times                                             859                39,351
 Tribune                                                  1,890                90,493
                                                                              186,758
REGIONAL BANKS (3.41%)
 Bank One                                                 6,410               316,462
 Comerica                                                 1,004                51,836
 Fifth Third Bancorp                                      3,235               173,590
 Huntington Bancshares                                    1,313                28,098
 KeyCorp                                                  2,400                71,280
 National City                                            3,470               120,305
 PNC Financial Services Group                             1,587                84,270
 SunTrust Banks                                           1,616               109,969
 U.S. Bancorp                                            10,992               281,835
 Union Planters                                           1,079                29,996
 Wachovia                                                 7,528               344,406
 Wells Fargo                                              9,688               546,984
                                                                            2,159,031
RETAIL-APPAREL & SHOE (0.31%)
 Gap                                                      5,128               112,867
 Limited                                                  2,669                55,088
 Nordstrom                                                  787                28,041
                                                                              195,996
RETAIL-AUTO PARTS (0.07%)
 Autozone /1/                                               499                43,697
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                           1,575                26,807
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                    1,709                63,438
RETAIL-BUILDING PRODUCTS (1.09%)
 Home Depot                                              13,026               458,385
 Lowe's                                                   4,502               234,374
                                                                              692,759
RETAIL-CONSUMER ELECTRONICS (0.23%)
 Best Buy                                                 1,858               100,797
 Circuit City Stores                                      1,205                14,074
 RadioShack                                                 940                28,914
                                                                              143,785
RETAIL-DISCOUNT (2.97%)
 Big Lots /1/                                               669                 9,473
 Costco Wholesale /1/                                     2,622                98,194
 Dollar General                                           1,929                36,188
 Family Dollar Stores                                       986                31,690
 Target                                                   5,218               226,305
 TJX                                                      2,881                70,786
 Wal-Mart Stores                                         24,778             1,412,346
                                                                            1,884,982
RETAIL-DRUG STORE (0.46%)
 CVS                                                      2,269                87,651
 Walgreen                                                 5,868               202,329
                                                                              289,980
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.05%)
                                                                           $
 Tiffany                                                    839                32,721
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 J.C. Penney                                              1,563                52,923
 May Department Stores                                    1,652                50,882
 Sears Roebuck                                            1,276                51,104
                                                                              154,909
RETAIL-OFFICE SUPPLIES (0.17%)
 Office Depot /1/                                         1,778                31,133
 Staples                                                  2,858                73,622
                                                                              104,755
RETAIL-REGIONAL DEPARTMENT STORE (0.22%)
 Dillards                                                   477                 8,028
 Federated Department Stores                              1,035                50,715
 Kohl's /1/                                               1,946                81,323
                                                                              140,066
RETAIL-RESTAURANTS (0.63%)
 Darden Restaurants                                         944                21,391
 McDonald's                                               7,224               196,710
 Starbucks /1/                                            2,268                88,134
 Wendy's International                                      652                25,428
 Yum! Brands /1/                                          1,684                65,322
                                                                              396,985
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                            1,222                18,880
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                       423                 9,048
 Goodyear Tire & Rubber /1/ /2/                           1,004                 8,745
                                                                               17,793
SAVINGS & LOANS-THRIFTS (0.53%)
 Charter One Financial                                    1,275                42,547
 Golden West Financial                                      870                91,445
 Washington Mutual                                        5,148               202,780
                                                                              336,772
SCHOOLS (0.14%)
 Apollo Group /1/                                         1,008                91,607
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.38%)
 Analog Devices                                           2,140                91,164
 Linear Technology                                        1,788                63,707
 Maxim Integrated Products                                1,878                86,369
                                                                              241,240
SEMICONDUCTOR EQUIPMENT (0.43%)
 Applied Materials /1/                                    9,627               175,500
 Kla-Tencor /1/                                           1,124                46,837
 Novellus Systems /1/                                       878                25,427
 Teradyne /1/                                             1,095                22,316
                                                                              270,080
STEEL PRODUCERS (0.07%)
 Nucor                                                      448                26,611
 United States Steel                                        648                18,552
                                                                               45,163
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-SPECIALTY (0.01%)
                                                                           $
 Allegheny Technologies                                     461                 4,711
TELECOMMUNICATION EQUIPMENT (0.60%)
 ADC Telecommunications /1/                               4,617                11,542
 Andrew /1/                                                 909                15,408
 Comverse Technology /1/                                  1,104                18,061
 Qualcomm                                                 4,610               287,941
 Scientific-Atlanta                                         873                28,276
 Tellabs /1/                                              2,378                20,760
                                                                              381,988
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 CIENA /1/                                                2,719                11,257
 Corning /1/                                              7,717                85,118
 JDS Uniphase /1/                                         8,222                24,995
                                                                              121,370
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                                2,431                33,256
TELEPHONE-INTEGRATED (2.74%)
 ALLTEL                                                   1,787                89,958
 AT&T                                                     4,543                77,912
 BellSouth                                               10,486               270,644
 CenturyTel                                                 826                23,855
 Citizens Communications /1/                              1,628                21,229
 Qwest Communications International /1/                  10,112                40,650
 SBC Communications                                      18,937               471,531
 Sprint                                                   8,138               145,589
 Verizon Communications                                  15,810               596,669
                                                                            1,738,037
TELEVISION (0.10%)
 Univision Communications /1/                             1,846                62,487
TOBACCO (1.13%)
 Altria Group                                            11,718               648,943
 RJ Reynolds Tobacco Holdings                               484                31,349
 UST                                                        949                35,312
                                                                              715,604
TOOLS-HAND HELD (0.09%)
 Black & Decker                                             449                25,975
 Snap-On                                                    333                11,249
 Stanley Works                                              464                19,724
                                                                               56,948
TOYS (0.10%)
 Hasbro                                                     999                18,871
 Mattel                                                   2,461                41,739
                                                                               60,610
TRANSPORT-RAIL (0.39%)
 Burlington Northern Santa Fe                             2,130                69,651
 CSX                                                      1,225                37,681
 Norfolk Southern                                         2,239                53,333
 Union Pacific                                            1,482                87,334
                                                                              247,999
TRANSPORT-SERVICES (0.91%)
 FedEx                                                    1,709               122,894
                                                       Shares
                                                        Held                 Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                           $
 United Parcel Service                                    6,464               453,450
                                                                              576,344
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                             802                18,919
TRUCKING & LEASING (0.02%)
 Ryder System                                               372                13,686
WEB PORTALS (0.30%)
 Yahoo /1/ /2/                                            3,809               192,202
WIRELESS EQUIPMENT (0.39%)
 Motorola                                                13,401               244,568
                                           TOTAL COMMON STOCKS             60,608,139

                                                     Principal
                                                       Amount                Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.38%)
FINANCE-MORTGAGE LOAN/BANKER (4.38%)
 Investment in Joint Trading Account: Federal
  Home Loan Bank
                                                     $                     $
  0.90%; 05/03/04                                     2,776,249             2,776,110
                                        TOTAL COMMERCIAL PAPER              2,776,110


                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                        Maturity
                                         Amount                Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.53%)
 Goldman Sachs; 0.93%; dated
  04/30/04 maturing 05/03/04
  (collateralized by U.S.
  Treasury Strips; $990,421;
  02/15/06 - 08/15/26) /5/              $971,075            $   971,000
                    TOTAL REPURCHASE AGREEMENTS                 971,000
                                                            -----------

          TOTAL PORTFOLIO INVESTMENTS (101.55%)              64,355,249
LIABILITIES, NET OF
 CASH, RECEIVABLES AND
 OTHER ASSETS (-1.55%)                                         (984,187)
                     TOTAL NET ASSETS (100.00%)             $63,371,062
                                                            --------------

 Contract                 Opening       Current      Unrealized
   Type     Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------
FUTURES CONTRACTS
10 S&P 500    Buy        $2,795,325    $2,765,250     $(30,075)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (91.28%)
AEROSPACE & DEFENSE (0.11%)
 Raytheon
                                                                                     $                          $
  6.75%; 08/15/07                                                                         125,000                     136,983
AEROSPACE & DEFENSE EQUIPMENT (0.27%)
 General Dynamics
  3.00%; 05/15/08                                                                         115,000                     111,300
 Lockheed Martin
  7.45%; 06/15/04                                                                         115,000                     115,683
 United Technologies
  4.88%; 11/01/06                                                                         100,000                     104,733
                                                                                                                      331,716
AGRICULTURAL OPERATIONS (0.09%)
 Bunge Limited Finance /1/
  4.38%; 12/15/08                                                                         110,000                     109,619
AIRLINES (0.11%)
 Southwest Airlines
  5.50%; 11/01/06                                                                         125,000                     131,908
ASSET BACKED SECURITIES (0.33%)
 Bear Stearns Asset Backed Securities /2/
  1.70%; 03/25/34                                                                         400,000                     400,000
AUTO-CARS & LIGHT TRUCKS (0.61%)
 DaimlerChrysler Holding
  6.90%; 09/01/04                                                                         590,000                     599,160
  7.25%; 01/18/06                                                                         125,000                     133,934
                                                                                                                      733,094
AUTOMOBILE SEQUENTIAL (8.83%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                                                         250,000                     250,953
  3.05%; 09/15/05                                                                         100,000                     100,632
  3.58%; 10/16/06                                                                       1,125,000                   1,146,141
  3.82%; 07/15/05                                                                         191,410                     192,536
  4.16%; 07/16/07                                                                         800,000                     815,893
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                                         475,000                     463,465
  4.21%; 01/15/09                                                                       1,050,000                   1,077,687
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                                                         200,000                     200,241
  3.09%; 01/08/08                                                                         100,000                     100,922
  6.70%; 03/08/06                                                                         905,918                     918,563
  6.85%; 11/06/05                                                                         299,750                     302,338
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                                         250,000                     251,146
  4.01%; 03/15/06                                                                         677,786                     685,444
  4.72%; 12/15/05                                                                       1,285,000                   1,302,210
  5.25%; 09/15/05                                                                       1,069,484                   1,077,490
 Honda Auto Receivables Owner Trust
  2.70%; 03/17/08                                                                         200,000                     200,467
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                                         500,000                     504,969
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                                                         150,000                     150,267
  3.33%; 01/15/08                                                                         200,000                     202,862
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Toyota Auto Receivables Owner Trust
                                                                                     $                          $
  4.72%; 09/15/08                                                                         700,000                     710,230
                                                                                                                   10,654,456
BEVERAGES-NON-ALCOHOLIC (0.13%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                                         150,000                     159,078
BEVERAGES-WINE & SPIRITS (0.27%)
 Diageo
  7.13%; 09/15/04                                                                         115,000                     117,386
 Diageo Capital
  3.38%; 03/20/08                                                                         100,000                      98,613
 Diageo Finance
  3.00%; 12/15/06                                                                         115,000                     114,839
                                                                                                                      330,838
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Liberty Media
  3.50%; 09/25/06                                                                         135,000                     135,261
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 Masco
  6.00%; 05/03/04                                                                         120,000                     120,000
CABLE TV (0.42%)
 Comcast Cable Communications
  6.38%; 01/30/06                                                                         170,000                     180,100
  8.13%; 05/01/04                                                                         195,000                     195,000
 Cox Communications
  6.88%; 06/15/05                                                                         120,000                     125,968
                                                                                                                      501,068
CELLULAR TELECOMMUNICATIONS (0.89%)
 360 Communications
  7.50%; 03/01/06                                                                         140,000                     151,808
 AT&T Wireless Services
  6.88%; 04/18/05                                                                          25,000                      26,160
  7.35%; 03/01/06                                                                         180,000                     194,772
 Cingular Wireless
  5.63%; 12/15/06                                                                         125,000                     132,345
 Telus
  7.50%; 06/01/07                                                                         110,000                     121,555
 Verizon Wireless Capital
  5.38%; 12/15/06                                                                         325,000                     342,945
 Vodafone Group
  7.63%; 02/15/05                                                                         105,000                     109,671
                                                                                                                    1,079,256
CHEMICALS-DIVERSIFIED (0.18%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                                         110,000                     115,762
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                                         100,000                     100,138
                                                                                                                      215,900
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                                                         125,000                     133,574
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (0.29%)
 AmSouth Bank
                                                                                     $                          $
  2.82%; 11/03/06                                                                         115,000                     114,535
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                                         100,000                     103,089
 Union Planters Bank
  5.13%; 06/15/07                                                                         120,000                     127,762
                                                                                                                      345,386
COMMERCIAL SERVICE-FINANCE (0.06%)
 Equifax
  4.95%; 11/01/07                                                                          65,000                      67,928
COMPUTER SERVICES (0.16%)
 Electronic Data Systems /3/
  6.85%; 10/15/04                                                                          80,000                      81,498
 Sungard Data Systems /1/
  3.75%; 01/15/09                                                                         115,000                     112,236
                                                                                                                      193,734
COMPUTERS (0.23%)
 Hewlett-Packard
  5.50%; 07/01/07                                                                         185,000                     196,805
 International Business Machines
  4.25%; 09/15/09                                                                          85,000                      85,740
                                                                                                                      282,545
COSMETICS & TOILETRIES (0.18%)
 Gillette
  2.50%; 06/01/08                                                                          55,000                      52,485
  4.00%; 06/30/05                                                                          80,000                      81,794
 Procter & Gamble
  4.75%; 06/15/07                                                                          75,000                      78,382
                                                                                                                      212,661
CREDIT CARD ASSET BACKED SECURITIES (7.04%)
 American Express Master Trust
  7.85%; 08/15/05                                                                         830,000                     850,300
 Bank One Issuance Trust
  2.94%; 06/16/08                                                                       1,350,000                   1,363,875
  3.35%; 03/15/11                                                                         600,000                     590,267
 Capital One Master Trust
  5.30%; 06/15/09                                                                         700,000                     737,506
  5.45%; 03/16/09                                                                         750,000                     784,646
 Capital One Multi-Asset Execution Trust /2/
  1.32%; 12/15/09                                                                         255,000                     255,213
 Chase Credit Card Master Trust
  1.30%; 05/15/09 /2/                                                                     300,000                     300,000
  5.50%; 11/17/08                                                                         100,000                     106,037
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                                         300,000                     301,288
  6.90%; 10/15/07                                                                         750,000                     799,934
 Discover Card Master Trust I
  6.05%; 08/18/08                                                                         855,000                     907,870
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                                                         750,000                     757,982
  6.90%; 01/15/08                                                                         700,000                     742,975
                                                                                                                    8,497,893
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.09%)
 First Data
                                                                                     $                          $
  3.38%; 08/01/08                                                                         105,000                     103,177
DIVERSIFIED FINANCIAL SERVICES (2.40%)
 Citigroup
  6.75%; 12/01/05                                                                       1,315,000                   1,405,882
 General Electric Capital
  1.28%; 02/02/09 /2/                                                                     120,000                     120,205
  4.25%; 01/15/08                                                                         950,000                     969,191
  5.00%; 06/15/07                                                                         130,000                     136,315
 John Deere Capital
  4.50%; 08/22/07                                                                          95,000                      98,038
 NiSource Finance
  3.20%; 11/01/06                                                                          85,000                      85,014
 Textron Financial
  5.88%; 06/01/07                                                                          75,000                      80,863
                                                                                                                    2,895,508
DIVERSIFIED MANUFACTURING OPERATIONS (0.07%)
 Cooper Industries
  5.25%; 07/01/07                                                                          80,000                      84,315
ELECTRIC-DISTRIBUTION (0.06%)
 Detroit Edison
  5.05%; 10/01/05                                                                          75,000                      77,602
ELECTRIC-INTEGRATED (2.24%)
 Alabama Power
  2.80%; 12/01/06                                                                          60,000                      59,552
 Appalachian Power
  4.80%; 06/15/05                                                                         140,000                     143,760
 Commonwealth Edison
  6.40%; 10/15/05                                                                         230,000                     242,462
 Conectiv
  5.30%; 06/01/05                                                                          45,000                      46,352
 Consolidated Edison
  3.63%; 08/01/08                                                                         110,000                     108,764
 Dominion Resources
  1.39%; 05/15/06 /2/                                                                     120,000                     120,178
  7.63%; 07/15/05                                                                         105,000                     111,667
  7.82%; 09/15/04                                                                         200,000                     204,485
 Duke Energy
  3.75%; 03/05/08                                                                          85,000                      84,565
 FPL Group Capital
  3.25%; 04/11/06                                                                         125,000                     126,356
 Georgia Power /2/
  1.30%; 02/17/09                                                                         130,000                     129,865
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                                         115,000                     117,543
 Niagara Mohawk Power
  7.75%; 05/15/06                                                                         110,000                     120,400
 Oncor Electric Delivery
  5.00%; 09/01/07                                                                          95,000                      99,498
 Pacific Gas & Electric
  3.60%; 03/01/09                                                                         120,000                     116,402
 Pepco Holdings
  5.50%; 08/15/07                                                                         105,000                     110,300
 Progress Energy
  6.75%; 03/01/06                                                                         210,000                     224,354
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Public Service Company of Colorado
                                                                                     $                          $
  4.38%; 10/01/08                                                                         105,000                     106,298
 SCANA /2/
  1.57%; 11/15/06                                                                         125,000                     125,061
 Tennessee Valley Authority
  6.38%; 06/15/05                                                                         175,000                     183,546
 TXU U.S. Holdings
  6.25%; 10/01/04                                                                         125,000                     127,375
                                                                                                                    2,708,783
FEDERAL & FEDERALLY SPONSORED CREDIT (2.01%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                                         200,000                     195,662
  7.25%; 06/12/07                                                                       2,000,000                   2,235,958
                                                                                                                    2,431,620
FIDUCIARY BANKS (0.15%)
 Bank of New York
  4.14%; 08/02/07                                                                         100,000                     101,889
  5.20%; 07/01/07                                                                          70,000                      74,332
                                                                                                                      176,221
FINANCE-AUTO LOANS (2.48%)
 American Honda Finance /1/ /2/
  1.25%; 02/20/07                                                                         120,000                     119,949
 Ford Motor Credit
  6.13%; 01/09/06                                                                         340,000                     354,396
  6.50%; 01/25/07                                                                         550,000                     583,245
  6.70%; 07/16/04                                                                         500,000                     505,195
 General Motors Acceptance
  2.40%; 10/20/05 /2/                                                                     220,000                     221,498
  4.38%; 12/10/07                                                                          95,000                      94,957
  5.13%; 05/09/08 /3/                                                                     135,000                     137,220
  6.13%; 08/28/07                                                                         160,000                     169,073
  6.75%; 01/15/06                                                                         670,000                     709,466
 Toyota Motor Credit
  2.80%; 01/18/06                                                                         100,000                     101,381
                                                                                                                    2,996,380
FINANCE-COMMERCIAL (0.54%)
 CIT Group
  1.32%; 02/15/07 /2/                                                                     130,000                     130,106
  7.38%; 04/02/07                                                                         470,000                     521,579
                                                                                                                      651,685
FINANCE-CONSUMER LOANS (1.48%)
 American General Finance
  5.88%; 07/14/06                                                                         495,000                     527,496
 Household Finance
  1.28%; 02/09/07 /2/                                                                     120,000                     120,220
  3.38%; 02/21/06                                                                         210,000                     212,936
  6.50%; 01/24/06                                                                         545,000                     581,653
 SLM /2/
  3.13%; 03/02/09                                                                         350,000                     344,260
                                                                                                                    1,786,565
FINANCE-CREDIT CARD (0.24%)
 American Express
  3.75%; 11/20/07                                                                         100,000                     101,480
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
 Capital One Bank
                                                                                     $                          $
  6.88%; 02/01/06                                                                         175,000                     186,573
                                                                                                                      288,053
FINANCE-INVESTMENT BANKER & BROKER (2.70%)
 Banque Paribas
  8.35%; 06/15/07                                                                         140,000                     158,996
 Bear Stearns
  3.00%; 03/30/06                                                                         130,000                     130,784
  6.50%; 05/01/06                                                                         325,000                     348,424
 Credit Suisse First Boston
  5.75%; 04/15/07                                                                         365,000                     389,198
 Goldman Sachs Group
  7.63%; 08/17/05                                                                         250,000                     266,588
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                                         505,000                     539,845
 Merrill Lynch
  1.38%; 02/06/09 /2/                                                                     120,000                     120,037
  3.09%; 03/02/09 /2/                                                                     130,000                     128,151
  6.00%; 11/15/04                                                                         400,000                     409,547
 Morgan Stanley
  1.25%; 02/15/07 /2/                                                                     130,000                     130,031
  7.75%; 06/15/05                                                                         595,000                     632,406
                                                                                                                    3,254,007
FINANCE-LEASING COMPANY (0.24%)
 Boeing Capital
  7.10%; 09/27/05                                                                         275,000                     292,837
FINANCE-MORTGAGE LOAN/BANKER (24.53%)
 Countrywide Home Loan
  1.27%; 02/17/06 /2/                                                                     130,000                     129,988
  2.88%; 02/15/07                                                                         120,000                     118,328
  4.50%; 01/25/33                                                                         207,513                     209,303
  6.85%; 06/15/04                                                                         345,000                     347,123
 Federal Home Loan Bank
  2.88%; 09/15/06                                                                         100,000                     100,320
  4.88%; 11/15/06                                                                       5,600,000                   5,875,027
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                                                       1,600,000                   1,591,917
  5.25%; 01/15/06                                                                       5,575,000                   5,845,800
  5.75%; 04/15/08                                                                       5,150,000                   5,558,236
 Federal National Mortgage Association
  3.07%; 02/17/09 /2/                                                                     400,000                     396,104
  5.25%; 04/15/07                                                                       4,750,000                   5,036,397
  7.00%; 07/15/05                                                                       4,150,000                   4,402,714
                                                                                                                   29,611,257
FINANCE-OTHER SERVICES (0.72%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                                                         120,000                     119,396
  4.69%; 04/25/05                                                                          80,000                      82,339
 Mellon Funding
  4.88%; 06/15/07                                                                          70,000                      73,225
 National Rural Utilities
  6.00%; 05/15/06                                                                         205,000                     218,469
 Verizon Global Funding
  6.75%; 12/01/05                                                                         355,000                     378,793
                                                                                                                      872,222
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Campbell Soup
                                                                                     $                          $
  5.50%; 03/15/07                                                                         265,000                     281,593
 General Mills
  5.13%; 02/15/07                                                                          85,000                      89,183
 Kellogg
  6.00%; 04/01/06                                                                         165,000                     175,158
 Kraft Foods
  4.63%; 11/01/06                                                                         220,000                     227,536
 Sara Lee
  2.75%; 06/15/08                                                                          60,000                      57,494
 Unilever Capital
  6.88%; 11/01/05                                                                         155,000                     165,500
                                                                                                                      996,464
FOOD-RETAIL (0.34%)
 Fred Meyer
  7.38%; 03/01/05                                                                         190,000                     198,357
 Safeway
  2.50%; 11/01/05                                                                         105,000                     104,994
  7.25%; 09/15/04                                                                         110,000                     112,128
                                                                                                                      415,479
HOME EQUITY-OTHER (0.16%)
 Argent Securities /2/
  1.32%; 02/25/34                                                                         130,000                     129,968
 Specialty Underwriting & Residential Finance /2/
  1.61%; 02/25/35                                                                          60,000                      60,000
                                                                                                                      189,968
HOME EQUITY-SEQUENTIAL (0.52%)
 Ameriquest Mortgage Securities
  1.29%; 04/25/34 /2/                                                                     300,000                     300,000
  3.02%; 10/25/33                                                                          75,000                      74,370
 Residential Asset Securities
  4.99%; 02/25/27                                                                         248,784                     249,619
                                                                                                                      623,989
INDUSTRIAL GASES (0.10%)
 Praxair
  4.75%; 07/15/07                                                                         115,000                     119,555
INSURANCE BROKERS (0.22%)
 Aon /2/
  6.79%; 01/15/07                                                                         110,000                     118,992
 Marsh & McLennan
  3.63%; 02/15/08                                                                         145,000                     144,034
                                                                                                                      263,026
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 AMVESCAP
  6.60%; 05/15/05                                                                         105,000                     109,264
LIFE & HEALTH INSURANCE (0.34%)
 Lincoln National
  5.25%; 06/15/07                                                                         110,000                     117,183
 ReliaStar Financial
  8.63%; 02/15/05                                                                         115,000                     120,451
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark
                                                                                     $                          $
  6.25%; 12/15/06                                                                         160,000                     172,635
                                                                                                                      410,269
MEDICAL PRODUCTS (0.07%)
 Baxter International
  5.25%; 05/01/07                                                                          80,000                      84,055
MEDICAL-DRUGS (0.21%)
 Eli Lilly
  5.50%; 07/15/06                                                                         116,000                     123,070
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                                                         130,000                     127,394
                                                                                                                      250,464
MEDICAL-HMO (0.24%)
 Anthem
  4.88%; 08/01/05                                                                         115,000                     118,614
 UnitedHealth Group
  3.30%; 01/30/08                                                                         175,000                     173,039
                                                                                                                      291,653
METAL-ALUMINUM (0.30%)
 Alcan
  6.25%; 11/01/08                                                                          95,000                     102,369
 Alcoa
  4.25%; 08/15/07                                                                         115,000                     118,148
  7.25%; 08/01/05                                                                         135,000                     143,305
                                                                                                                      363,822
METAL-DIVERSIFIED (0.09%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                                         110,000                     104,229
MISCELLANEOUS INVESTING (0.56%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                                         100,000                      95,961
 Camden Property Trust
  5.88%; 06/01/07                                                                          70,000                      74,631
 CarrAmerica Realty
  7.20%; 07/01/04                                                                          30,000                      30,271
 Developers Diversified Realty
  3.88%; 01/30/09                                                                         120,000                     116,388
 Duke Realty
  3.35%; 01/15/08                                                                         115,000                     113,495
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                                         125,000                     135,563
 Simon Property Group /1/
  3.75%; 01/30/09                                                                         115,000                     111,405
                                                                                                                      677,714
MONEY CENTER BANKS (1.11%)
 Bank of America
  4.75%; 10/15/06                                                                         640,000                     667,168
 JP Morgan Chase
  3.13%; 12/11/06                                                                          80,000                      80,214
  5.25%; 05/30/07                                                                         385,000                     405,625
  5.35%; 03/01/07                                                                         180,000                     190,354
                                                                                                                    1,343,361
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (9.51%)
 Bear Stearns Commercial Mortgage Securities
                                                                                     $                          $
  0.72%; 05/11/39 /1/ /2/                                                               2,700,000                      80,187
  3.97%; 11/11/35                                                                         432,991                     430,718
  6.08%; 02/15/35                                                                         436,719                     465,145
  7.64%; 02/15/32                                                                         764,617                     829,372
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                                         342,610                     372,055
  7.56%; 10/15/32                                                                         500,000                     572,614
 Chase Manhattan Bank-First Union National Bank Commercial Mortgage
  Trust
  7.13%; 08/15/31                                                                         311,296                     336,711
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                                                          63,540                      68,364
 Commercial Mortgage Pass-Through Certificate /1/
  3.25%; 06/10/38                                                                          96,118                      91,507
 CS First Boston Mortgage Securities
  4.39%; 07/15/06                                                                         190,406                     193,893
  6.25%; 12/16/35                                                                         400,000                     431,575
  6.38%; 12/16/35                                                                         100,000                     108,992
 DLJ Commercial Mortgage
  6.14%; 02/18/31                                                                         242,223                     249,080
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                                                         600,000                     653,450
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                                                         309,124                     311,929
  5.99%; 12/10/35                                                                         130,000                     139,462
 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                                                         125,594                     128,853
  6.57%; 09/15/33                                                                         282,234                     299,561
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                                                         471,958                     475,004
  4.47%; 11/15/35                                                                         246,719                     252,756
  4.55%; 05/12/34                                                                         468,327                     481,784
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                                                         179,931                     185,472
 LB-UBS Commercial Mortgage Trust
  1.41%; 03/15/36 /1/ /2/                                                               1,691,618                      95,857
  4.90%; 06/15/26                                                                         985,000                   1,022,061
  5.40%; 03/15/26                                                                         419,364                     437,301
  6.06%; 06/15/20                                                                         609,912                     651,788
 Lehman Large Loan
  6.79%; 10/12/34                                                                           8,163                       8,183
 Merrill Lynch Mortgage Investors
  7.12%; 06/18/29                                                                         372,918                     401,823
  7.84%; 12/26/25                                                                         200,000                     212,748
 Morgan Stanley Capital I
  4.57%; 12/18/32                                                                         712,922                     732,108
 NationsLink Funding
  7.23%; 06/20/31                                                                         100,000                     111,821
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                                                         283,049                     306,112
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Wachovia Bank Commercial Mortgage Trust /1/ /2/
                                                                                     $                          $
  0.33%; 01/15/41                                                                      23,477,280                     347,581
                                                                                                                   11,485,867
MULTI-LINE INSURANCE (0.17%)
 Allstate
  7.88%; 05/01/05                                                                          90,000                      95,152
 Hartford Financial Services Group
  4.70%; 09/01/07                                                                         105,000                     108,673
                                                                                                                      203,825
MULTIMEDIA (0.70%)
 AOL Time Warner
  6.13%; 04/15/06                                                                         305,000                     323,461
 Gannett
  5.50%; 04/01/07                                                                          70,000                      74,566
 Time Warner
  7.98%; 08/15/04                                                                          25,000                      25,438
 Viacom
  7.75%; 06/01/05                                                                         210,000                     222,918
 Walt Disney
  7.30%; 02/08/05                                                                         185,000                     192,488
                                                                                                                      838,871
OIL & GAS DRILLING (0.10%)
 Transocean
  6.75%; 04/15/05                                                                         115,000                     119,449
OIL COMPANY-EXPLORATION & PRODUCTION (0.62%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                                         205,000                     216,514
 Kerr-McGee
  5.38%; 04/15/05                                                                          70,000                      71,869
 PennzEnergy
  10.25%; 11/01/05                                                                        175,000                     193,653
 Petroleos Mexicanos
  6.50%; 02/01/05                                                                         260,000                     266,500
                                                                                                                      748,536
OIL COMPANY-INTEGRATED (0.75%)
 BP Canada Finance
  3.63%; 01/15/09                                                                         145,000                     142,907
 ChevronTexaco Capital
  3.38%; 02/15/08                                                                          75,000                      74,705
 Marathon Oil
  5.38%; 06/01/07                                                                          75,000                      79,080
 Occidental Petroleum
  4.00%; 11/30/07                                                                         150,000                     151,194
  6.50%; 04/01/05                                                                          75,000                      78,125
 Phillips Petroleum
  8.50%; 05/25/05                                                                         350,000                     373,630
                                                                                                                      899,641
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
  2.65%; 04/15/07                                                                         115,000                     112,345
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (0.06%)
 Valero Energy
                                                                                     $                          $
  6.13%; 04/15/07                                                                          70,000                      75,214
OIL-FIELD SERVICES (0.10%)
 Halliburton /2/
  2.65%; 10/17/05                                                                         120,000                     121,390
PAPER & RELATED PRODUCTS (0.21%)
 Union Camp
  7.00%; 08/15/06                                                                         129,000                     139,858
 Weyerhaeuser
  5.50%; 03/15/05                                                                         115,000                     118,502
                                                                                                                      258,360
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak
  3.63%; 05/15/08                                                                         110,000                     104,504
PIPELINES (0.43%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                                         240,000                     255,253
 Kinder Morgan
  6.65%; 03/01/05                                                                         150,000                     155,739
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                                         100,000                     105,392
                                                                                                                      516,384
POULTRY (0.08%)
 Tyson Foods
  6.63%; 10/01/04                                                                         100,000                     101,584
PROPERTY & CASUALTY INSURANCE (0.43%)
 ACE INA Holdings
  8.20%; 08/15/04                                                                         200,000                     203,691
 St. Paul
  7.88%; 04/15/05                                                                         200,000                     210,383
 Travelers Property Casualty
  3.75%; 03/15/08                                                                         105,000                     104,776
                                                                                                                      518,850
PUBLISHING-BOOKS (0.10%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                                         115,000                     123,851
PUBLISHING-NEWSPAPERS (0.08%)
 Thomson
  5.75%; 02/01/08                                                                          95,000                     101,244
REAL ESTATE OPERATOR & DEVELOPER (0.26%)
 EOP Operating
  7.75%; 11/15/07                                                                         175,000                     198,093
 ERP Operating
  7.10%; 06/23/04                                                                         120,000                     120,890
                                                                                                                      318,983
REGIONAL AUTHORITY (0.76%)
 New Brunswick
  3.50%; 10/23/07                                                                          40,000                      40,333
 Province of Manitoba
  2.75%; 01/17/06                                                                         155,000                     156,225
 Province of Ontario /3/
  3.50%; 09/17/07                                                                         415,000                     416,731
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Quebec
                                                                                     $                          $
  5.50%; 04/11/06                                                                         285,000                     301,311
                                                                                                                      914,600
REGIONAL BANKS (2.79%)
 Bank One
  7.63%; 08/01/05                                                                         625,000                     666,849
 Fifth Third Bancorp
  3.38%; 08/15/08                                                                          80,000                      78,473
 First Union
  7.55%; 08/18/05                                                                         515,000                     550,708
 FleetBoston Financial
  7.25%; 09/15/05                                                                         300,000                     320,327
 KeyCorp
  4.63%; 05/16/05                                                                         160,000                     163,995
 Korea Development Bank
  3.88%; 03/02/09                                                                         120,000                     116,708
  7.25%; 05/15/06                                                                         160,000                     173,221
 PNC Funding
  5.75%; 08/01/06                                                                         170,000                     180,431
 SunTrust Banks
  2.50%; 11/01/06                                                                          55,000                      54,852
  5.05%; 07/01/07                                                                          70,000                      73,360
 U.S. Bancorp
  6.75%; 10/15/05                                                                         202,000                     215,230
 Wells Fargo
  5.90%; 05/21/06                                                                         730,000                     775,541
                                                                                                                    3,369,695
REINSURANCE (0.08%)
 Berkshire Hathaway /1/
  3.38%; 10/15/08                                                                         100,000                      97,768
RENTAL-AUTO & EQUIPMENT (0.08%)
 Hertz
  4.70%; 10/02/06                                                                         100,000                     101,264
RETAIL-DISCOUNT (0.49%)
 Costco Wholesale
  5.50%; 03/15/07                                                                          90,000                      95,762
 Target
  5.40%; 10/01/08                                                                         100,000                     105,937
 Wal-Mart Stores
  6.55%; 08/10/04                                                                         388,000                     393,514
                                                                                                                      595,213
RETAIL-DRUG STORE (0.08%)
 CVS
  3.88%; 11/01/07                                                                         100,000                     100,843
RETAIL-RESTAURANTS (0.10%)
 McDonald's
  5.38%; 04/30/07                                                                         113,000                     119,355
SAVINGS & LOANS-THRIFTS (0.32%)
 Golden West Financial
  4.13%; 08/15/07                                                                         100,000                     103,282
 Washington Mutual
  1.40%; 11/03/05 /2/                                                                     140,000                     140,214
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Washington Mutual (continued)
                                                                                     $                          $
  4.00%; 01/15/09                                                                         140,000                     137,981
                                                                                                                      381,477
SOVEREIGN (1.41%)
 Finland Government
  4.75%; 03/06/07                                                                         150,000                     156,843
 Italy Government
  4.38%; 10/25/06                                                                       1,075,000                   1,111,595
 Mexico Government
  8.50%; 02/01/06                                                                         395,000                     432,525
                                                                                                                    1,700,963
SPECIAL PURPOSE BANKS (1.01%)
 KFW International Finance
  3.75%; 10/01/04                                                                         955,000                     964,872
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                                                         250,000                     248,945
                                                                                                                    1,213,817
SPECIAL PURPOSE ENTITY (0.10%)
 Fondo Latinoamericano de Reservas /1/
  3.00%; 08/01/06                                                                         115,000                     115,103
SUPRANATIONAL BANK (2.24%)
 Asian Development Bank
  2.38%; 03/15/06                                                                         345,000                     346,091
 Corp Andina de Fomento
  6.75%; 03/15/05                                                                         180,000                     186,789
  8.88%; 06/01/05                                                                          75,000                      80,019
 European Investment Bank /3/
  4.63%; 03/01/07                                                                       1,320,000                   1,383,906
 Inter-American Development Bank
  6.50%; 10/20/04                                                                         685,000                     701,526
                                                                                                                    2,698,331
TELEPHONE-INTEGRATED (1.57%)
 BellSouth
  5.00%; 10/15/06                                                                         225,000                     235,559
 British Telecommunications
  7.88%; 12/15/05                                                                         295,000                     319,287
 CenturyTel
  6.30%; 01/15/08                                                                         110,000                     116,992
 Citizens Communications
  7.60%; 06/01/06                                                                         105,000                     111,245
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                                         170,000                     180,959
 France Telecom /2/
  8.20%; 03/01/06                                                                         125,000                     135,956
 SBC Communications
  5.75%; 05/02/06                                                                         325,000                     343,900
 Sprint Capital
  7.13%; 01/30/06                                                                         335,000                     359,365
 Telecom Italia Capital /1/
  4.00%; 11/15/08                                                                          90,000                      89,213
                                                                                                                    1,892,476
TEXTILE-HOME FURNISHINGS (0.11%)
 Mohawk Industries
  6.50%; 04/15/07                                                                         125,000                     135,002
                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TOOLS-HAND HELD (0.08%)
 Stanley Works
                                                                                     $                          $
  3.50%; 11/01/07                                                                         100,000                     100,504
TRANSPORT-RAIL (0.56%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                                         230,000                     243,986
 CSX
  6.25%; 10/15/08                                                                         120,000                     129,422
  7.25%; 05/01/04                                                                         115,000                     115,000
 Union Pacific
  7.60%; 05/01/05                                                                         175,000                     184,423
                                                                                                                      672,831
TRANSPORT-SERVICES (0.07%)
 FedEx /1/ /2/
  1.39%; 04/01/05                                                                          85,000                      84,986
                                                                                      TOTAL BONDS                 110,189,568

                                                                        Principal

         Type                    Rate                  Maturity         Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.25%)
                                                                                     $                          $
FHLMC                   4.50%                   10/01/09 - 05/01/11                     3,950,115                   3,987,358
FHLMC                   5.00%                   09/01/09                                  198,555                     202,899
FHLMC                   5.50%                   12/01/08 - 04/01/09                       429,604                     439,630
FHLMC                   6.50%                   04/01/09 - 04/01/15                        56,983                      60,490
FHLMC                   7.00%                   12/01/22                                  180,792                     191,857
FHLMC                   7.25%                   12/01/07                                   46,857                      49,257
FHLMC                   7.50%                   12/01/29                                   16,668                      17,918
FHLMC                   8.00%                   12/01/11 - 10/01/22                       102,507                     111,681
FHLMC                   8.25%                   01/01/12                                    7,856                       8,511
FHLMC                   9.00%                   09/01/09                                   57,009                      60,463
                                                                         TOTAL FHLMC CERTIFICATES                   5,130,064

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.59%)
FNMA                    4.00%                   05/01/10 - 08/01/10                     1,541,588                   1,533,237
FNMA                    4.50%                   03/01/10                                  363,373                     366,545
FNMA                    5.50%                   02/01/09 - 10/01/09                       697,939                     713,326
FNMA                    6.00%                   07/01/28                                  159,945                     163,914
FNMA                    7.50%                   10/01/29                                   80,336                      86,007
FNMA                    8.00%                   10/01/06 - 05/01/27                        39,646                      42,550
FNMA                    8.50%                   05/01/22                                  157,050                     172,586
FNMA                    9.00%                   02/01/25                                   43,429                      48,667
                                                                          TOTAL FNMA CERTIFICATES                   3,126,832

                                                                        Principal

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.55%)
FINANCE-INVESTMENT BANKER & BROKER (1.55%)
 Investment in Joint Trading Account; Citigroup
                                                                                     $                          $
  1.02%; 05/03/04                                                                       1,869,973                   1,869,973
                                                                           TOTAL COMMERCIAL PAPER                   1,869,973

                                                                        Maturity

                                                                        Amount                                      Value

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.69%)
 Deutsche Bank; 1.02%; dated 04/30/04 maturing 05/03/04                                                         $
  (collateralized by FHLMC; $857,249; 02/15/07) /4 /                                  $   840,511                     840,440
                                                                      TOTAL REPURCHASE AGREEMENTS                     840,440
                                                                                                                 ------------

                                                            TOTAL PORTFOLIO INVESTMENTS (100.36%)                 121,156,877
LIABILITIES, NET OF CASH, RECEIVABLES, AND                                                OTHER
 ASSETS (-0.36%)                                                                                                     (436,289)
                                                                       TOTAL NET ASSETS (100.00%)                $120,720,588
                                                                                                                -----------------

/1 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,455,411 or 1.21% of net assets.
/2 /Variable rate.
/3 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/4 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                          PRINCIPAL MIDCAP FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (97.72%)
ADVERTISING AGENCIES (1.01%)
                                                                               $
 Interpublic Group /1/                                      330,180               5,180,524
AEROSPACE & DEFENSE (1.20%)
 Raytheon                                                   120,491               3,887,039
 Rockwell Collins                                            69,243               2,233,087
                                                                                  6,120,126
AEROSPACE & DEFENSE EQUIPMENT (1.36%)
 Alliant Techsystems /1/                                    117,559               6,970,073
AGRICULTURAL OPERATIONS (0.59%)
 Delta & Pine Land                                          123,356               2,992,617
APPAREL MANUFACTURERS (0.83%)
 Polo Ralph Lauren                                          122,100               4,224,660
APPLICATIONS SOFTWARE (0.50%)
 Intuit /1/                                                  60,517               2,570,157
AUDIO & VIDEO PRODUCTS (0.59%)
 Polycom /1/                                                157,012               2,995,789
BEVERAGES-NON-ALCOHOLIC (0.45%)
 Coca-Cola Enterprises                                       85,886               2,318,922
BROADCASTING SERVICES & PROGRAMMING (1.49%)
 Liberty Media /1/                                          698,000               7,636,120
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.64%)
 Vulcan Materials                                            70,683               3,268,382
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 American Standard /1/                                       22,932               2,412,217
BUILDING PRODUCTS-WOOD (0.38%)
 Rayonier                                                    50,176               1,956,864
CASINO HOTELS (1.00%)
 Harrah's Entertainment                                      95,878               5,098,792
CASINO SERVICES (0.60%)
 International Game Technology                               81,300               3,068,262
COMMERCIAL BANKS (5.58%)
 M&T Bank                                                    73,787               6,271,895
 Marshall & Ilsley                                           47,788               1,757,165
 North Fork Bancorp.                                        117,843               4,374,332
 SouthTrust                                                  92,606               2,878,194
 TCF Financial                                              242,359              12,008,888
 Westamerica Bancorp.                                        24,866               1,208,488
                                                                                 28,498,962
COMMERCIAL SERVICE-FINANCE (0.95%)
 Dun & Bradstreet /1/                                        92,485               4,832,341
                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (1.77%)
                                                                               $
 Arbitron /1/                                               145,682               5,426,655
 Servicemaster                                              298,124               3,616,244
                                                                                  9,042,899
COMPUTER SERVICES (3.46%)
 Ceridian /1/                                               238,121               5,091,027
 DST Systems /1/                                            168,999               7,461,306
 Sungard Data Systems /1/                                    70,553               1,839,317
 Unisys /1/                                                 251,144               3,272,406
                                                                                 17,664,056
COMPUTERS-INTEGRATED SYSTEMS (2.42%)
 Diebold                                                     37,268               1,717,682
 NCR /1/                                                     94,257               4,212,345
 Synopsys /1/                                               241,580               6,457,434
                                                                                 12,387,461
COMPUTERS-MEMORY DEVICES (1.70%)
 Quantum /1/                                                 60,444                 189,190
 Storage Technology /1/                                     324,353               8,520,753
                                                                                  8,709,943
COMPUTERS-PERIPHERAL EQUIPMENT (2.18%)
 Lexmark International /1/                                  123,015              11,127,937
COSMETICS & TOILETRIES (0.35%)
 International Flavors & Fragrances                          48,969               1,775,126
DATA PROCESSING & MANAGEMENT (1.78%)
 Certegy                                                     64,900               2,322,122
 Reynolds & Reynolds                                        138,191               3,946,735
 SEI Investments                                             96,505               2,848,828
                                                                                  9,117,685
DENTAL SUPPLIES & EQUIPMENT (0.88%)
 Dentsply International                                      92,549               4,484,925
DIVERSIFIED MANUFACTURING OPERATIONS (0.82%)
 ITT Industries                                              23,967               1,900,343
 Lancaster Colony                                            55,783               2,303,838
                                                                                  4,204,181
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.64%)
 Viad                                                       131,096               3,272,156
ELECTRIC-INTEGRATED (2.05%)
 Ameren                                                     128,222               5,605,866
 Duquesne Light Holdings                                    118,317               2,220,810
 Scana                                                       77,068               2,651,139
                                                                                 10,477,815
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.77%)
 Gentex                                                     100,055               3,935,163
FOOD-CANNED (0.65%)
 Del Monte Foods /1/                                        301,203               3,331,305
FOOD-CONFECTIONERY (0.17%)
 Tootsie Roll Industries                                     24,350                 848,354
                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-DAIRY PRODUCTS (0.49%)
                                                                               $
 Dean Foods /1/                                              74,308               2,495,263
FOOD-MISCELLANEOUS/DIVERSIFIED (0.88%)
 McCormick                                                  131,933               4,506,831
GOLD MINING (0.61%)
 Newmont Mining                                              83,919               3,138,571
HEALTH CARE COST CONTAINMENT (0.50%)
 First Health Group /1/                                     151,942               2,537,431
HOME FURNISHINGS (0.82%)
 Ethan Allen Interiors                                      100,528               4,178,949
HOSPITAL BEDS & EQUIPMENT (1.16%)
 Hillenbrand Industries                                      88,202               5,953,635
HOTELS & MOTELS (0.36%)
 Choice Hotels International                                 41,171               1,848,578
INSURANCE BROKERS (1.98%)
 Aon                                                        239,537               6,242,334
 Arthur J. Gallagher                                        119,926               3,865,215
                                                                                 10,107,549
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.66%)
 Eaton Vance                                                 74,884               2,734,015
 Federated Investors                                        105,105               3,090,087
 Nuveen Investments                                         103,716               2,658,241
                                                                                  8,482,343
LIFE & HEALTH INSURANCE (1.50%)
 Aflac                                                       87,826               3,708,892
 Torchmark                                                   76,516               3,981,893
                                                                                  7,690,785
LOTTERY SERVICES (1.04%)
 GTECH Holdings                                              87,150               5,309,178
MACHINERY-GENERAL INDUSTRY (0.44%)
 Dover                                                       55,873               2,236,596
MACHINERY-PRINT TRADE (0.73%)
 Zebra Technologies /1/                                      51,151               3,748,857
MACHINERY-PUMPS (0.42%)
 Graco                                                       76,047               2,144,525
MEDICAL INFORMATION SYSTEM (1.58%)
 IMS Health                                                 320,220               8,085,555
MEDICAL INSTRUMENTS (3.91%)
 Beckman Coulter                                             93,978               5,247,732
 Biomet                                                     116,021               4,582,829
 Edwards Lifesciences /1/                                   126,325               4,353,159
                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                               $
 Guidant                                                     91,971               5,795,093
                                                                                 19,978,813
MEDICAL PRODUCTS (0.96%)
 Becton Dickinson                                            92,197               4,660,559
 Varian Medical Systems /1/                                   2,874                 246,704
                                                                                  4,907,263
MEDICAL-BIOMEDICAL/GENE (0.97%)
 Biogen Idec /1/                                             84,099               4,961,841
MEDICAL-DRUGS (0.70%)
 Medimmune /1/                                              146,871               3,560,153
MEDICAL-HMO (1.19%)
 Anthem /1/                                                  25,388               2,248,869
 Oxford Health Plans                                         70,076               3,814,937
                                                                                  6,063,806
MEDICAL-HOSPITALS (0.84%)
 Health Management Associates                               116,829               2,702,255
 Tenet Healthcare /1/                                       133,176               1,566,150
                                                                                  4,268,405
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.83%)
 Lincare Holdings /1/ /2/                                   122,847               4,266,476
METAL-DIVERSIFIED (0.92%)
 Freeport-McMoran Copper & Gold /2/                         153,417               4,679,218
MISCELLANEOUS INVESTING (2.42%)
 AMB Property                                                95,773               2,901,922
 Federal Realty Investment Trust                             62,243               2,307,970
 Kimco Realty                                               108,716               4,646,522
 Prologis Trust                                              85,181               2,506,025
                                                                                 12,362,439
MULTI-LINE INSURANCE (0.75%)
 Loews                                                       65,913               3,823,613
MULTIMEDIA (1.31%)
 Belo                                                       129,298               3,679,821
 E.W. Scripps                                                28,506               3,008,808
                                                                                  6,688,629
NETWORKING PRODUCTS (0.52%)
 3Com /1/                                                   428,322               2,638,464
NON-HAZARDOUS WASTE DISPOSAL (2.60%)
 Republic Services                                          339,305               9,778,770
 Waste Management                                           124,273               3,529,353
                                                                                 13,308,123
OFFICE AUTOMATION & EQUIPMENT (0.43%)
 Pitney Bowes                                                50,290               2,200,187
OIL COMPANY-EXPLORATION & PRODUCTION (3.02%)
 Apache                                                      92,139               3,857,860
 Burlington Resources                                        55,462               3,730,929
 Pioneer Natural Resources                                  101,662               3,325,364
                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                               $
 XTO Energy                                                 169,353               4,521,725
                                                                                 15,435,878
OIL COMPANY-INTEGRATED (0.96%)
 Marathon Oil                                               145,540               4,884,322
OIL-FIELD SERVICES (1.36%)
 BJ Services /1/                                            102,839               4,576,336
 Weatherford International /1/                               54,569               2,372,660
                                                                                  6,948,996
PAPER & RELATED PRODUCTS (0.64%)
 Boise Cascade                                               96,315               3,248,705
PHOTO EQUIPMENT & SUPPLIES (0.53%)
 Eastman Kodak                                              104,233               2,688,169
PIPELINES (1.67%)
 Equitable Resources                                         74,435               3,497,701
 Questar                                                    142,458               5,052,985
                                                                                  8,550,686
POWER CONVERTER & SUPPLY EQUIPMENT (1.03%)
 American Power Conversion                                  282,651               5,274,268
PROPERTY & CASUALTY INSURANCE (3.15%)
 Fidelity National Financial                                181,156               6,630,310
 Leucadia National                                          113,094               5,572,141
 Mercury General                                             76,732               3,912,565
                                                                                 16,115,016
PUBLISHING-NEWSPAPERS (0.51%)
 Knight Ridder                                               33,849               2,621,267
REAL ESTATE MANAGEMENT & SERVICES (0.05%)
 LNR Property                                                 5,075                 254,867
REAL ESTATE OPERATOR & DEVELOPER (1.50%)
 Catellus Development                                       126,776               2,732,023
 Forest City Enterprises                                     24,426               1,280,899
 St. Joe                                                     93,603               3,669,238
                                                                                  7,682,160
REINSURANCE (1.77%)
 Everest Re Group                                           106,431               9,065,793
RETAIL-APPAREL & SHOE (0.61%)
 Ross Stores                                                101,475               3,094,987
RETAIL-DISCOUNT (1.37%)
 Costco Wholesale /1/                                        96,561               3,616,209
 TJX                                                        138,443               3,401,545
                                                                                  7,017,754
RETAIL-HOME FURNISHINGS (0.43%)
 Pier 1 Imports                                             107,539               2,221,756
                                                          Shares
                                                           Held                    Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.44%)
                                                                               $
 Tiffany                                                     57,582               2,245,698
RETAIL-REGIONAL DEPARTMENT STORE (0.70%)
 Neiman Marcus Group                                         73,471               3,573,629
RETAIL-RESTAURANTS (0.77%)
 Yum! Brands /1/                                            101,267               3,928,147
SAVINGS & LOANS-THRIFTS (1.04%)
 Charter One Financial                                      159,764               5,331,325
TELECOMMUNICATION EQUIPMENT (1.22%)
 Comverse Technology /1/                                    380,309               6,221,855
TELEPHONE-INTEGRATED (1.45%)
 Citizens Communications /1/                                287,980               3,755,259
 IDT /1/                                                    113,145               2,103,366
 Telephone & Data Systems                                    23,174               1,528,557
                                                                                  7,387,182
TEXTILE-HOME FURNISHINGS (1.02%)
 Mohawk Industries /1/                                       67,903               5,238,037
TOBACCO (1.40%)
 UST                                                        192,299               7,155,446
TOYS (0.65%)
 Mattel                                                     194,478               3,298,347
TRANSPORT-TRUCK (0.63%)
 Heartland Express                                          130,581               3,205,764
                                               TOTAL COMMON STOCKS              499,385,944

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.11%)
FINANCE-INVESTMENT BANKER & BROKER (2.11%)
 Investment in Joint Trading Account; Citigroup         100,000,000
                                                       $                       $
  1.02%; 05/03/04                                        10,782,333              10,782,333
                                            TOTAL COMMERCIAL PAPER               10,782,333

                                                         Maturity
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.39%)
 Goldman Sachs; 0.93%; dated 04/30/04 maturing
  05/03/04 (collateralized by U.S. Treasury                                    $
  Strips; $7,274,649; 02/15/06 - 08/15/26) /3/         $  7,132,553               7,132,000
                                       TOTAL REPURCHASE AGREEMENTS                7,132,000
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (101.22%)              517,300,277
LIABILITIES, NET OF CASH, RECEIVABLES, AND
 OTHER ASSETS (-1.22%)                                                           (6,247,702)
                                        TOTAL NET ASSETS (100.00%)             $511,052,575
                                                                               ---------------



/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (99.83%)
AEROSPACE & DEFENSE (0.65%)
                                                                       $
 Boeing                                              23,300                 994,677
AEROSPACE & DEFENSE EQUIPMENT (0.72%)
 General Dynamics                                     3,600                 337,032
 United Technologies                                  8,800                 759,088
                                                                          1,096,120
AGRICULTURAL OPERATIONS (0.61%)
 Monsanto                                            27,200                 940,848
AIRLINES (0.07%)
 Southwest Airlines                                   7,400                 105,672
APPAREL MANUFACTURERS (0.60%)
 Coach /1/                                           21,500                 915,900
APPLICATIONS SOFTWARE (2.64%)
 Microsoft                                          155,744               4,044,672
ATHLETIC FOOTWEAR (0.38%)
 Nike                                                 8,144                 585,961
AUDIO & VIDEO PRODUCTS (0.13%)
 Harman International Industries                      2,700                 204,795
AUTO-CARS & LIGHT TRUCKS (1.45%)
 Ford Motor                                          67,700               1,039,872
 General Motors                                      25,000               1,185,500
                                                                          2,225,372
BEVERAGES-NON-ALCOHOLIC (1.62%)
 Coca-Cola                                           28,500               1,441,245
 Pepsico                                             19,172               1,044,682
                                                                          2,485,927
BROADCASTING SERVICES & PROGRAMMING (0.53%)
 Fox Entertainment Group /1/                         29,200                 813,220
CABLE TV (0.72%)
 Comcast /1/                                         23,300                 701,330
 Comcast /1/                                         13,921                 403,570
                                                                          1,104,900
CELLULAR TELECOMMUNICATIONS (0.35%)
 AT&T Wireless Services /1/                          28,000                 386,680
 U.S. Cellular /1/                                    4,200                 143,934
                                                                            530,614
CHEMICALS-DIVERSIFIED (0.75%)
 Dow Chemical                                        15,398                 611,147
 E. I. Du Pont de Nemours                            12,700                 545,465
                                                                          1,156,612
COMMERCIAL BANKS (0.43%)
 Bank of Hawaii                                      10,500                 459,060
 UnionBanCal                                          3,800                 203,034
                                                                            662,094
COMMERCIAL SERVICE-FINANCE (0.69%)
 Deluxe                                               2,700                 111,537
 Moody's                                             14,600                 941,846
                                                                          1,053,383
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (0.06%)
                                                                       $
 Convergys /1/                                        6,700                  97,284
COMPUTER AIDED DESIGN (0.16%)
 Cadence Design Systems /1/                          18,700                 239,734
COMPUTERS (1.31%)
 Hewlett-Packard                                     37,000                 728,900
 International Business Machines                     14,488               1,277,407
                                                                          2,006,307
COMPUTERS-INTEGRATED SYSTEMS (1.00%)
 Dell /1/                                            39,000               1,353,690
 NCR /1/                                              4,000                 178,760
                                                                          1,532,450
COMPUTERS-MEMORY DEVICES (0.24%)
 EMC /1/                                             13,100                 146,196
 SanDisk /1/                                          4,300                  99,373
 Storage Technology /1/                               4,600                 120,842
                                                                            366,411
COMPUTERS-PERIPHERAL EQUIPMENT (0.46%)
 Lexmark International /1/                            7,800                 705,588
CONSULTING SERVICES (0.76%)
 Accenture /1/                                       48,706               1,157,742
CONSUMER PRODUCTS-MISCELLANEOUS (0.12%)
 American Greetings /1/                               8,700                 178,350
COSMETICS & TOILETRIES (3.87%)
 Avon Products                                       10,800                 907,200
 Gillette                                            52,727               2,157,589
 Procter & Gamble                                    27,045               2,860,009
                                                                          5,924,798
CRUISE LINES (0.09%)
 Royal Caribbean Cruises                              3,300                 133,749
DATA PROCESSING & MANAGEMENT (0.48%)
 First Data                                          16,300                 739,857
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro /1/                                     6,200                  74,090
DIVERSIFIED FINANCIAL SERVICES (2.58%)
 Citigroup                                           82,090               3,947,708
DIVERSIFIED MANUFACTURING OPERATIONS (6.28%)
 3M                                                  26,030               2,251,074
 General Electric                                   151,583               4,539,911
 ITT Industries                                       7,000                 555,030
 Tyco International                                  83,100               2,281,095
                                                                          9,627,110
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.14%)
 Cendant                                              9,100                 215,488
ELECTRIC-INTEGRATED (1.46%)
 Edison International                                41,700                 975,780
 Entergy                                              6,800                 371,280
 Exelon                                              13,216                 884,679
                                                                          2,231,739
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.23%)
                                                                       $
 Sanmina /1/                                         35,000                 350,700
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.29%)
 Intel                                              136,768               3,519,041
 Texas Instruments                                   60,800               1,526,080
                                                                          5,045,121
ELECTRONIC FORMS (0.45%)
 Adobe Systems                                       16,500                 682,110
ELECTRONIC MEASUREMENT INSTRUMENTS (0.49%)
 Agilent Technologies /1/                            27,800                 750,878
ELECTRONIC PARTS DISTRIBUTION (0.22%)
 Avnet /1/                                           15,400                 333,256
ENTERPRISE SOFTWARE & SERVICE (0.61%)
 BMC Software /1/                                    11,400                 197,220
 Computer Associates International                   27,300                 731,913
                                                                            929,133
FIDUCIARY BANKS (0.23%)
 State Street                                         7,081                 345,553
FINANCE-AUTO LOANS (0.13%)
 AmeriCredit /1/                                     12,400                 201,004
FINANCE-COMMERCIAL (0.54%)
 CIT Group                                           23,900                 821,443
FINANCE-CONSUMER LOANS (0.07%)
 SLM                                                  2,600                  99,606
FINANCE-CREDIT CARD (0.74%)
 American Express                                     8,400                 411,180
 MBNA                                                29,600                 721,648
                                                                          1,132,828
FINANCE-INVESTMENT BANKER & BROKER (1.83%)
 Bear Stearns                                         5,200                 416,728
 Friedman, Billings, Ramsey Group                    16,500                 305,250
 Lehman Brothers Holdings                             2,000                 146,800
 Merrill Lynch                                       35,698               1,935,902
                                                                          2,804,680
FINANCE-MORTGAGE LOAN/BANKER (0.40%)
 Federal National Mortgage Association                8,911                 612,364
FINANCIAL GUARANTEE INSURANCE (0.77%)
 MBIA                                                14,800                 871,572
 MGIC Investment                                      4,100                 301,842
                                                                          1,173,414
FOOD-FLOUR & GRAIN (0.67%)
 Archer Daniels Midland                              58,600               1,029,016
FOOD-MISCELLANEOUS/DIVERSIFIED (0.54%)
 Kraft Foods                                         25,300                 832,623
FOOD-WHOLESALE & DISTRIBUTION (0.92%)
 Supervalu                                            9,800                 301,742
 Sysco                                               29,100               1,113,075
                                                                          1,414,817
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
                                                                       $
 Rockwell International                               3,400                 111,146
INTERNET BROKERS (0.06%)
 Ameritrade Holding /1/                               7,400                  90,576
INTERNET FINANCIAL SERVICES (0.07%)
 IndyMac Bancorp                                      3,400                 109,344
INTERNET SECURITY (0.50%)
 Symantec /1/                                        16,900                 761,345
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.20%)
 Franklin Resources                                   5,700                 312,531
LIFE & HEALTH INSURANCE (0.08%)
 Lincoln National                                     2,700                 121,176
LOTTERY SERVICES (0.30%)
 GTECH Holdings                                       7,500                 456,900
MACHINERY-CONSTRUCTION & MINING (0.36%)
 Caterpillar                                          7,060                 548,774
MACHINERY-PUMPS (0.09%)
 Graco                                                4,800                 135,360
MEDICAL INFORMATION SYSTEM (0.37%)
 IMS Health                                          22,600                 570,650
MEDICAL INSTRUMENTS (1.78%)
 Boston Scientific /1/                               24,300               1,000,917
 Guidant                                             20,151               1,269,714
 Medtronic                                            9,200                 464,232
                                                                          2,734,863
MEDICAL PRODUCTS (2.41%)
 Johnson & Johnson                                   47,800               2,582,634
 Zimmer Holdings /1/                                 13,900               1,109,915
                                                                          3,692,549
MEDICAL-BIOMEDICAL/GENE (1.66%)
 Amgen /1/                                           32,226               1,813,357
 Biogen Idec /1/                                      2,000                 118,000
 Genentech /1/                                        4,300                 528,040
 Genzyme /1/                                          1,900                  82,764
                                                                          2,542,161
MEDICAL-DRUGS (6.73%)
 Abbott Laboratories                                 16,933                 745,391
 Allergan                                            10,200                 898,110
 AstraZeneca                                          7,400                 354,090
 Eli Lilly                                           20,333               1,500,779
 King Pharmaceuticals /1/                            21,500                 370,875
 Merck                                                3,400                 159,800
 Pfizer                                             157,750               5,641,140
 Wyeth                                               16,832                 640,794
                                                                         10,310,979
MEDICAL-HMO (0.94%)
 Anthem /1/                                           4,900                 434,042
 Humana /1/                                          19,100                 311,139
 UnitedHealth Group                                  11,200                 688,576
                                                                          1,433,757
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.31%)
                                                                       $
 Cardinal Health                                      6,500                 476,125
METAL-ALUMINUM (0.23%)
 Alcoa                                               11,681                 359,191
METAL-DIVERSIFIED (0.09%)
 Freeport-McMoran Copper & Gold                       4,500                 137,250
MISCELLANEOUS INVESTING (0.17%)
 Equity Office Properties Trust                      10,600                 266,802
MONEY CENTER BANKS (2.77%)
 Bank of America                                     52,809               4,250,596
MULTI-LINE INSURANCE (3.71%)
 American International Group                        36,087               2,585,633
 Loews                                               15,500                 899,155
 MetLife                                             32,700               1,128,150
 Prudential Financial                                24,500               1,076,530
                                                                          5,689,468
MULTIMEDIA (3.33%)
 Time Warner /1/                                    160,219               2,694,883
 Viacom                                              49,200               1,901,580
 Walt Disney                                         21,900                 504,357
                                                                          5,100,820
NETWORKING PRODUCTS (0.98%)
 Cisco Systems /1/                                   72,019               1,503,036
NON-HAZARDOUS WASTE DISPOSAL (0.24%)
 Republic Services                                    9,000                 259,380
 Waste Management                                     4,000                 113,600
                                                                            372,980
OIL & GAS DRILLING (0.54%)
 Transocean Sedco Forex /1/                          29,900                 830,323
OIL COMPANY-EXPLORATION & PRODUCTION (0.50%)
 Anadarko Petroleum                                  14,400                 771,552
OIL COMPANY-INTEGRATED (4.45%)
 ChevronTexaco                                       14,942               1,367,193
 ConocoPhillips                                      13,500                 962,550
 Exxon Mobil                                         78,491               3,339,792
 Marathon Oil                                        11,100                 372,516
 Occidental Petroleum                                16,600                 783,520
                                                                          6,825,571
OIL REFINING & MARKETING (1.12%)
 Sunoco                                              15,000                 943,500
 Valero Energy                                       12,100                 771,496
                                                                          1,714,996
OIL-FIELD SERVICES (0.90%)
 Schlumberger                                        23,619               1,382,420
PAPER & RELATED PRODUCTS (0.59%)
 Georgia-Pacific                                      6,300                 221,130
 International Paper                                 13,646                 550,207
 Louisiana-Pacific                                    5,800                 136,822
                                                                            908,159
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.10%)
                                                                       $
 Medco Health Solutions /1/                           4,365                 154,521
PHOTO EQUIPMENT & SUPPLIES (0.21%)
 Eastman Kodak                                       12,500                 322,375
POULTRY (0.60%)
 Tyson Foods                                         49,200                 922,008
PROPERTY & CASUALTY INSURANCE (0.53%)
 Fidelity National Financial                          7,865                 287,859
 St. Paul                                            12,703                 516,631
                                                                            804,490
REAL ESTATE MANAGEMENT & SERVICES (0.13%)
 LNR Property                                         4,000                 200,880
REGIONAL BANKS (3.95%)
 Bank One                                            25,456               1,256,763
 National City                                       10,200                 353,634
 SunTrust Banks                                       4,800                 326,640
 U.S. Bancorp                                        35,800                 917,912
 Wachovia                                            32,500               1,486,875
 Wells Fargo                                         30,200               1,705,092
                                                                          6,046,916
RETAIL-APPAREL & SHOE (0.16%)
 Gap                                                 11,200                 246,512
RETAIL-AUTOMOBILE (0.45%)
 AutoNation /1/                                      40,500                 689,310
RETAIL-BUILDING PRODUCTS (0.78%)
 Home Depot                                           3,100                 109,089
 Lowe's                                              21,000               1,093,260
                                                                          1,202,349
RETAIL-CONSUMER ELECTRONICS (0.47%)
 Best Buy                                            13,400                 726,950
RETAIL-DISCOUNT (1.99%)
 Wal-Mart Stores                                     53,370               3,042,090
RETAIL-DRUG STORE (0.28%)
 CVS                                                 11,000                 424,930
RETAIL-MAJOR DEPARTMENT STORE (1.09%)
 J.C. Penney                                         11,400                 386,004
 Saks /1/                                            33,200                 478,080
 Sears Roebuck                                       20,200                 809,010
                                                                          1,673,094
RETAIL-OFFICE SUPPLIES (0.23%)
 Staples                                             13,900                 358,064
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores                         18,700                 916,300
RETAIL-RESTAURANTS (0.07%)
 Bob Evans Farms                                      3,400                 104,244
SATELLITE TELECOM (0.17%)
 PanAmSat /1/ /2/                                    11,500                 265,420
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.39%)
                                                                       $
 Charter One Financial                                8,600                 286,982
 Hudson City Bancorp                                  6,000                 202,800
 Washington Mutual                                    2,700                 106,353
                                                                            596,135
SCHOOLS (0.13%)
 ITT Educational Services /1/                         5,000                 201,650
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.07%)
 Maxim Integrated Products                            2,400                 110,376
SEMICONDUCTOR EQUIPMENT (0.31%)
 Applied Materials /1/                               26,300                 479,449
STEEL PRODUCERS (0.07%)
 Carpenter Technology                                 3,800                 103,778
TELECOMMUNICATION EQUIPMENT (0.50%)
 Qualcomm                                            12,200                 762,012
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.28%)
 Corning /1/                                         39,200                 432,376
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                            6,500                  88,920
TELEPHONE-INTEGRATED (2.29%)
 BellSouth                                           51,300               1,324,053
 SBC Communications                                  10,700                 266,430
 Sprint                                              85,500               1,529,595
 Telephone & Data Systems                             1,600                 105,536
 Verizon Communications                               7,600                 286,824
                                                                          3,512,438
THERAPEUTICS (0.35%)
 Gilead Sciences /1/                                  8,700                 529,221
TOBACCO (0.88%)
 Altria Group                                         5,600                 310,128
 RJ Reynolds Tobacco Holdings                        16,000               1,036,320
                                                                          1,346,448
TOYS (0.06%)
 Hasbro                                               4,700                  88,783
TRANSPORT-MARINE (0.12%)
 Overseas Shipholding Group                           5,700                 186,789
TRANSPORT-RAIL (0.61%)
 Burlington Northern Santa Fe                        13,300                 434,910
 CSX                                                 16,400                 504,464
                                                                            939,374
TRANSPORT-SERVICES (1.52%)
 FedEx                                                8,345                 600,089
 United Parcel Service                               24,600               1,725,690
                                                                          2,325,779
WEB PORTALS (0.16%)
 Yahoo /1/                                            5,000                 252,300
                                                    Shares
                                                     Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (1.14%)
                                                                       $
 Motorola                                            95,800               1,748,350
                                       TOTAL COMMON STOCKS              152,983,749

                                                   Maturity
                                                    Amount                 Value
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.18%)
 Goldman Sachs; 0.93%; dated 04/30/04
  maturing 05/03/04 (collateralized by U.S.
  Treasury Strips; $278,460; 02/15/06 -
  08/15/26) /3/                                    $273,021            $    273,000
                               TOTAL REPURCHASE AGREEMENTS                  273,000
                                                                       ------------

                     TOTAL PORTFOLIO INVESTMENTS (100.01%)              153,256,749
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS
 (-0.01%)                                                                   (19,345)
                                TOTAL NET ASSETS (100.00%)             $153,237,404
                                                                      ---------------

                                                           Unrealized
    Contract                    Opening       Current     Gain (Loss)
      Type        Commitment  Market Value  Market Value
----------------------------------------------------------------------
FUTURES CONTRACTS
3 S&P 500 eMini     Buy         $170,969      $165,915      $(5,054)
June, 2004
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/ Scurity was purchased with the cash proceeds from securities loans.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (99.19%)
AEROSPACE & DEFENSE EQUIPMENT (1.07%)
                                                                                 $
 United Technologies                                            7,590                654,713
APPAREL MANUFACTURERS (0.27%)
 Coach /1/                                                      3,800                161,880
APPLICATIONS SOFTWARE (6.69%)
 Mercury Interactive /1/                                       14,000                595,700
 Microsoft                                                    120,450              3,128,086
 Red Hat /1/                                                   15,600                354,276
                                                                                   4,078,062
BEVERAGES-NON-ALCOHOLIC (3.66%)
 Coca-Cola                                                     30,305              1,532,524
 Pepsico                                                       12,825                698,834
                                                                                   2,231,358
BROADCASTING SERVICES & PROGRAMMING (1.40%)
 Clear Channel Communications                                  20,500                850,545
CASINO HOTELS (0.77%)
 Wynn Resorts /1/ /2/                                          11,810                471,573
CASINO SERVICES (0.82%)
 International Game Technology                                 13,300                501,942
COMPUTERS-INTEGRATED SYSTEMS (1.50%)
 Dell /1/                                                      26,350                914,608
COMPUTERS-MEMORY DEVICES (1.15%)
 EMC /1/                                                       36,625                408,735
 Veritas Software /1/                                          11,010                293,637
                                                                                     702,372
CONSULTING SERVICES (0.97%)
 Accenture /1/                                                 24,860                590,922
COSMETICS & TOILETRIES (1.91%)
 Kimberly-Clark                                                 7,400                484,330
 Procter & Gamble                                               6,400                676,800
                                                                                   1,161,130
CRUISE LINES (0.54%)
 Carnival                                                       7,700                328,559
DIVERSIFIED FINANCIAL SERVICES (3.90%)
 Citigroup                                                     49,366              2,374,011
DIVERSIFIED MANUFACTURING OPERATIONS (8.68%)
 3M                                                            11,800              1,020,464
 General Electric                                             122,150              3,658,392
 Tyco International                                            22,200                609,390
                                                                                   5,288,246
E-COMMERCE-SERVICES (4.62%)
 eBay /1/                                                      16,580              1,323,415
 InterActiveCorp /1/                                           46,870              1,493,747
                                                                                   2,817,162
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.28%)
 Intel                                                         45,900              1,181,007
 Texas Instruments                                             32,625                818,887
                                                                                   1,999,894
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.74%)
                                                                                 $
 Amphenol /1/                                                  14,200                448,862
ELECTRONIC FORMS (0.75%)
 Adobe Systems                                                 11,000                454,740
ENTERPRISE SOFTWARE & SERVICE (0.70%)
 Oracle /1/                                                    37,800                424,116
FIDUCIARY BANKS (0.94%)
 Bank of New York                                              19,650                572,601
FINANCE-CREDIT CARD (2.66%)
 American Express                                              19,400                949,630
 MBNA                                                          27,500                670,450
                                                                                   1,620,080
FINANCE-INVESTMENT BANKER & BROKER (0.92%)
 Goldman Sachs Group                                            5,775                557,288
FINANCE-MORTGAGE LOAN/BANKER (1.43%)
 Federal National Mortgage Association                         12,700                872,744
HEALTH CARE COST CONTAINMENT (0.74%)
 Caremark Rx /1/                                               13,250                448,513
INDUSTRIAL AUTOMATION & ROBOTS (0.38%)
 Rockwell International                                         7,135                233,243
LOTTERY SERVICES (0.82%)
 GTECH Holdings                                                 8,230                501,372
MEDICAL INSTRUMENTS (3.22%)
 Boston Scientific /1/                                         20,800                856,752
 Guidant                                                        3,600                226,836
 Medtronic                                                     11,975                604,258
 St. Jude Medical /1/                                           3,625                276,443
                                                                                   1,964,289
MEDICAL PRODUCTS (1.49%)
 INAMED /1/                                                     3,490                205,352
 Johnson & Johnson                                             12,975                701,039
                                                                                     906,391
MEDICAL-BIOMEDICAL/GENE (3.11%)
 Amgen /1/                                                     16,520                929,580
 Biogen Idec /1/                                                3,800                224,200
 Chiron /1/                                                     4,300                199,520
 Genentech /1/                                                  4,400                540,320
                                                                                   1,893,620
MEDICAL-DRUGS (7.04%)
 Allergan                                                       2,230                196,352
 Bristol-Myers Squibb                                          12,500                313,750
 Eli Lilly                                                      8,200                605,242
 Pfizer                                                        76,795              2,746,189
 Teva Pharmaceutical Industries /2/                             6,900                424,764
                                                                                   4,286,297
MEDICAL-HMO (1.96%)
 Anthem /1/                                                     6,110                541,224
 UnitedHealth Group                                            10,650                654,762
                                                                                   1,195,986
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (2.04%)
                                                                                 $
 American International Group                                  17,375              1,244,919
MULTIMEDIA (1.24%)
 News /2/                                                      11,445                418,429
 Viacom                                                         8,720                337,028
                                                                                     755,457
NETWORKING PRODUCTS (3.36%)
 Cisco Systems /1/                                             67,325              1,405,073
 Juniper Networks /1/                                          17,400                380,712
 Network Appliance /1/                                         14,100                262,542
                                                                                   2,048,327
OIL COMPANY-INTEGRATED (1.80%)
 Exxon Mobil                                                   25,800              1,097,790
OIL FIELD MACHINERY & EQUIPMENT (1.03%)
 Smith International /1/                                       11,500                629,625
REGIONAL BANKS (1.73%)
 Fifth Third Bancorp                                            9,650                517,819
 Wells Fargo                                                    9,450                533,547
                                                                                   1,051,366
RETAIL-APPAREL & SHOE (0.68%)
 Chico's FAS /1/ /2/                                           10,172                414,306
RETAIL-BEDDING (0.48%)
 Bed Bath & Beyond /1/                                          7,800                289,536
RETAIL-BUILDING PRODUCTS (1.69%)
 Home Depot                                                    12,380                435,652
 Lowe's                                                        11,400                593,484
                                                                                   1,029,136
RETAIL-DISCOUNT (3.12%)
 Target                                                         9,515                412,666
 TJX                                                            9,850                242,014
 Wal-Mart Stores                                               21,850              1,245,450
                                                                                   1,900,130
RETAIL-JEWELRY (0.39%)
 Tiffany                                                        6,027                235,053
RETAIL-OFFICE SUPPLIES (0.66%)
 Staples                                                       15,700                404,432
RETAIL-PET FOOD & SUPPLIES (0.95%)
 PETsMART                                                      20,940                580,038
RETAIL-RESTAURANTS (1.08%)
 Outback Steakhouse                                             7,800                342,654
 Yum! Brands /1/                                                8,120                314,975
                                                                                     657,629
SCHOOLS (1.11%)
 Apollo Group /1/                                               7,450                677,056
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.01%)
 Analog Devices                                                18,900                805,140
 Linear Technology                                             17,950                639,558
 Marvell Technology Group /1/                                  10,100                391,173
                                                                                   1,835,871
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.63%)
                                                                                 $
 Applied Materials /1/                                         21,025                383,286
TELECOMMUNICATION EQUIPMENT (0.73%)
 Qualcomm                                                       7,075                441,905
TELEVISION (1.11%)
 Univision Communications /1/                                  20,060                679,031
THERAPEUTICS (0.31%)
 Gilead Sciences /1/                                            3,150                191,615
TRANSPORT-SERVICES (1.40%)
 C.H. Robinson Worldwide                                       10,895                447,131
 United Parcel Service                                          5,800                406,870
                                                                                     854,001
WEB PORTALS (1.91%)
 Yahoo /1/ /2/                                                 23,010              1,161,085
WIRELESS EQUIPMENT (0.60%)
 Motorola                                                      19,900                363,175
                                                 TOTAL COMMON STOCKS              60,431,888

                                                            Maturity
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.96%)
 Goldman Sachs; 0.93%; dated 04/30/04 maturing
  05/03/04 (collateralized by U.S. Treasury Strips;
  $3,083,464; 02/15/06 - 08/15/26) /3/                     $3,023,234            $ 3,023,000
                                         TOTAL REPURCHASE AGREEMENTS               3,023,000
                                                                                 -----------

                               TOTAL PORTFOLIO INVESTMENTS (104.15%)              63,454,888
LIABILITIES, NET OF CASH, RECEIVABLES AND                     OTHER
 ASSETS (-4.15%)                                                                  (2,530,672)
                                          TOTAL NET ASSETS (100.00%)             $60,924,216
                                                                                 --------------


/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/ Scurity was purchased with the cash proceeds from securities loans.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.85%)
AEROSPACE & DEFENSE (0.64%)
                                                                     $
 Boeing                                             3,800               162,222
 Northrop Grumman                                   1,000                99,250
 Raytheon                                           1,900                61,294
 Rockwell Collins                                     800                25,800
                                                                        348,566
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 General Dynamics                                   1,000                93,620
 Lockheed Martin                                    3,100               147,870
 United Technologies                                2,900               250,154
                                                                        491,644
AGRICULTURAL CHEMICALS (0.44%)
 Agrium                                             5,200                64,688
 IMC Global                                         3,700                46,509
 Potash Corp. of Saskatchewan                       1,600               130,336
                                                                        241,533
AIRLINES (0.12%)
 Southwest Airlines                                 4,500                64,260
APPLICATIONS SOFTWARE (3.33%)
 Intuit /1/                                         2,900               123,163
 Mercury Interactive /1/                            2,200                93,610
 Microsoft                                         60,400             1,568,588
 Siebel Systems /1/                                 2,100                21,588
                                                                      1,806,949
AUDIO & VIDEO PRODUCTS (0.08%)
 Digital Theater Systems /1/                        2,000                44,740
AUTO-CARS & LIGHT TRUCKS (0.48%)
 General Motors                                     5,500               260,810
BEVERAGES-NON-ALCOHOLIC (2.52%)
 Coca-Cola                                         13,900               702,923
 Cott /1/                                           3,100                94,116
 Pepsico                                           10,500               572,145
                                                                      1,369,184
BREWERY (0.26%)
 Anheuser-Busch                                     2,800               143,472
BROADCASTING SERVICES & PROGRAMMING (0.60%)
 Clear Channel Communications                       7,800               323,622
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                                400                42,076
CABLE TV (0.10%)
 Comcast /1/                                        1,800                54,180
CASINO HOTELS (0.07%)
 Station Casinos                                      900                40,572
CASINO SERVICES (0.24%)
 International Game Technology                      3,500               132,090
CELLULAR TELECOMMUNICATIONS (1.39%)
 Crown Castle International /1/                     7,400               103,230
 Nextel Communications /1/                          9,400               224,284
 Nextel Partners /1/                                5,200                69,420
 NII Holdings /1/                                   3,500               122,500
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
                                                                     $
 Western Wireless /1/                              11,300               235,266
                                                                        754,700
CHEMICALS-DIVERSIFIED (0.64%)
 Dow Chemical                                       7,500               297,675
 E. I. Du Pont de Nemours                           1,200                51,540
                                                                        349,215
CHEMICALS-SPECIALTY (0.29%)
 Cabot                                              1,600                54,080
 Great Lakes Chemical                                 600                15,072
 Millennium Chemicals /1/                           4,100                67,117
 Minerals Technologies                                400                23,460
                                                                        159,729
CIRCUIT BOARDS (0.09%)
 Jabil Circuit /1/                                  1,900                50,141
COMMERCIAL BANKS (0.06%)
 First Horizon National                               800                35,168
COMMERCIAL SERVICE-FINANCE (0.37%)
 Moody's                                              900                58,059
 Paychex                                            3,800               141,664
                                                                        199,723
COMPUTER SERVICES (0.24%)
 DST Systems /1/                                    2,900               128,035
COMPUTERS (1.86%)
 Hewlett-Packard                                   11,900               234,430
 International Business Machines                    7,300               643,641
 Research In Motion /1/                             1,500               130,140
                                                                      1,008,211
COMPUTERS-INTEGRATED SYSTEMS (1.54%)
 Dell /1/                                          24,100               836,511
COMPUTERS-MEMORY DEVICES (0.13%)
 Veritas Software /1/                               2,700                72,009
COMPUTERS-PERIPHERAL EQUIPMENT (0.28%)
 Lexmark International /1/                          1,700               153,782
CONSUMER PRODUCTS-MISCELLANEOUS (0.43%)
 Clorox                                             1,700                88,026
 Fortune Brands                                     1,900               144,875
                                                                        232,901
COSMETICS & TOILETRIES (2.56%)
 Colgate-Palmolive                                  2,600               150,488
 Gillette                                           5,100               208,692
 Kimberly-Clark                                     2,200               143,990
 Procter & Gamble                                   8,400               888,300
                                                                      1,391,470
CRUISE LINES (0.34%)
 Carnival                                           4,300               183,481
DATA PROCESSING & MANAGEMENT (0.46%)
 Certegy                                            1,700                60,826
 Choicepoint /1/                                    1,600                70,272
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (CONTINUED)
                                                                     $
 Fiserv /1/                                         3,300               120,648
                                                                        251,746
DECISION SUPPORT SOFTWARE (0.09%)
 NetIQ /1/                                          3,600                46,296
DISPOSABLE MEDICAL PRODUCTS (0.12%)
 C.R. Bard                                            600                63,762
DISTRIBUTION-WHOLESALE (0.18%)
 CDW                                                1,600                99,984
DIVERSIFIED FINANCIAL SERVICES (2.38%)
 Citigroup                                         26,900             1,293,621
DIVERSIFIED MANUFACTURING OPERATIONS (6.17%)
 Danaher                                            2,500               231,300
 General Electric                                  67,400             2,018,630
 Honeywell International                            7,000               242,060
 Illinois Tool Works                                3,200               275,872
 ITT Industries                                       500                39,645
 Roper Industries                                   1,000                48,550
 Tyco International                                18,000               494,100
                                                                      3,350,157
DIVERSIFIED MINERALS (0.08%)
 BHP Billiton                                       2,800                45,948
E-COMMERCE-SERVICES (0.26%)
 InterActiveCorp /1/                                3,300               105,171
 Monster Worldwide /1/                              1,300                33,293
                                                                        138,464
ELECTRIC-INTEGRATED (2.64%)
 American Electric Power                              900                27,396
 Constellation Energy Group                         1,200                46,176
 Duke Energy                                        6,900               145,314
 Edison International                               3,200                74,880
 El Paso Electric /1/                               2,800                39,620
 Entergy                                            1,100                60,060
 Exelon                                             1,800               120,492
 FirstEnergy                                        5,600               218,960
 NiSource                                           3,000                60,480
 PG&E /1/                                           3,400                93,568
 Pinnacle West Capital                              1,800                70,308
 PPL                                                2,200                94,270
 Southern                                           2,100                60,396
 TECO Energy                                        1,400                17,822
 TXU                                                7,900               269,706
 XCEL Energy                                        1,900                31,787
                                                                      1,431,235
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.38%)
 Intel                                             34,500               887,685
 QLogic /1/                                         3,600                97,164
 Texas Instruments                                  6,600               165,660
 Xilinx                                             4,200               141,246
                                                                      1,291,755
ELECTRONIC FORMS (0.10%)
 Adobe Systems                                      1,300                53,742
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.67%)
                                                                     $
 Oracle /1/                                        32,500               364,650
FIDUCIARY BANKS (0.95%)
 Bank of New York                                   4,800               139,872
 Investors Financial Services                       3,500               136,045
 Mellon Financial                                   2,700                80,028
 State Street                                       3,300               161,040
                                                                        516,985
FILTRATION & SEPARATION PRODUCTS (0.11%)
 Pall                                               2,400                57,072
FINANCE-CONSUMER LOANS (0.15%)
 SLM                                                2,100                80,451
FINANCE-CREDIT CARD (0.73%)
 American Express                                   8,100               396,495
FINANCE-INVESTMENT BANKER & BROKER (1.94%)
 Goldman Sachs Group                                2,900               279,850
 Lehman Brothers Holdings                           2,000               146,800
 Merrill Lynch                                      5,500               298,265
 Morgan Stanley                                     6,400               328,896
                                                                      1,053,811
FINANCE-MORTGAGE LOAN/BANKER (1.24%)
 Federal Home Loan Mortgage                         6,200               362,080
 Federal National Mortgage Association              4,500               309,240
                                                                        671,320
FINANCIAL GUARANTEE INSURANCE (0.37%)
 MGIC Investment                                    1,300                95,706
 Radian Group                                       2,300               106,973
                                                                        202,679
FOOD-CONFECTIONERY (0.15%)
 Hershey Foods                                        700                62,223
 Wm. Wrigley Jr.                                      300                18,510
                                                                         80,733
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Campbell Soup                                      3,100                85,653
 General Mills                                      3,500               170,625
 H.J. Heinz                                           800                30,552
 Kellogg                                            2,100                90,090
                                                                        376,920
FOOD-WHOLESALE & DISTRIBUTION (0.26%)
 Sysco                                              3,700               141,525
GOLD MINING (0.34%)
 Newmont Mining                                     4,900               183,260
HEALTH CARE COST CONTAINMENT (0.17%)
 Caremark Rx /1/                                    2,800                94,780
HOME DECORATION PRODUCTS (0.27%)
 Newell Rubbermaid                                  6,100               144,204
HOTELS & MOTELS (0.04%)
 Fairmont Hotels & Resorts                            800                19,760
HUMAN RESOURCES (0.40%)
 Exult /1/                                         20,100               122,811
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (CONTINUED)
                                                                     $
 Manpower                                           1,100                51,590
 Robert Half International                          1,500                40,905
                                                                        215,306
INSURANCE BROKERS (0.26%)
 Marsh & McLennan                                   3,100               139,810
INTERNET APPLICATION SOFTWARE (0.16%)
 MatrixOne /1/                                      7,500                45,075
 Verity /1/                                         3,200                39,680
                                                                         84,755
INTERNET BROKERS (0.38%)
 Ameritrade Holding /1/                             9,500               116,280
 E*trade Group /1/                                  7,900                89,744
                                                                        206,024
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 F5 Networks /1/                                      900                22,860
INTERNET SECURITY (0.20%)
 CheckFree /1/                                        900                27,036
 Network Associates /1/                             5,300                83,104
                                                                        110,140
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.44%)
 Eaton Vance                                        1,800                65,718
 Federated Investors                                1,100                32,340
 Franklin Resources                                 2,000               109,660
 Waddell & Reed Financial                           1,400                31,122
                                                                        238,840
LEISURE & RECREATION PRODUCTS (0.29%)
 Brunswick                                          2,200                90,442
 Multimedia Games /1/                               3,100                69,068
                                                                        159,510
LIFE & HEALTH INSURANCE (0.15%)
 Protective Life                                      700                25,172
 UnumProvident                                      3,600                55,980
                                                                         81,152
MACHINERY-FARM (0.24%)
 Deere                                              1,900               129,276
MEDICAL INSTRUMENTS (1.46%)
 Boston Scientific /1/                              5,200               214,188
 Guidant                                            1,800               113,418
 Medtronic                                          7,200               363,312
 St. Jude Medical /1/                               1,300                99,138
                                                                        790,056
MEDICAL LABORATORY & TESTING SERVICE (0.23%)
 Laboratory Corp. of America Holdings /1/           3,200               127,168
MEDICAL PRODUCTS (2.32%)
 Baxter International                               2,800                88,620
 Becton Dickinson                                   1,300                65,715
 Johnson & Johnson                                 16,000               864,480
 Stryker                                            1,200               118,716
 Zimmer Holdings /1/                                1,500               119,775
                                                                      1,257,306
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.22%)
                                                                     $
 Amgen /1/                                          7,700               433,279
 Biogen Idec /1/                                    1,800               106,200
 Genentech /1/                                        600                73,680
 Genzyme /1/                                        1,100                47,916
                                                                        661,075
MEDICAL-DRUGS (6.27%)
 Abbott Laboratories                                5,500               242,110
 Cephalon /1/                                         600                34,146
 Eli Lilly                                          6,500               479,765
 Forest Laboratories /1/                            3,700               238,576
 Medimmune /1/                                      1,300                31,512
 Merck                                             11,500               540,500
 Pfizer                                            41,400             1,480,464
 Schering-Plough                                    3,300                55,209
 Wyeth                                              7,900               300,753
                                                                      3,403,035
MEDICAL-GENERIC DRUGS (0.07%)
 Watson Pharmaceutical /1/                          1,100                39,171
MEDICAL-HMO (0.79%)
 Anthem /1/                                           900                79,722
 UnitedHealth Group                                 5,700               350,436
                                                                        430,158
MEDICAL-HOSPITALS (0.22%)
 HCA                                                3,000               121,890
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.40%)
 AmerisourceBergen                                    600                34,734
 Cardinal Health                                    2,500               183,125
                                                                        217,859
METAL-ALUMINUM (0.28%)
 Alcoa                                              5,000               153,750
MISCELLANEOUS INVESTING (0.34%)
 Duke-Weeks Realty                                  2,600                75,816
 Simon Property Group                               1,000                48,210
 United Dominion Realty Trust                       3,400                61,030
                                                                        185,056
MONEY CENTER BANKS (2.14%)
 Bank of America                                    8,521               685,855
 JP Morgan Chase                                   12,600               473,760
                                                                      1,159,615
MOTORCYCLE & MOTOR SCOOTER (0.18%)
 Harley-Davidson                                    1,700                95,744
MULTI-LINE INSURANCE (3.27%)
 American International Group                      14,300             1,024,595
 Assurant /1/                                       3,200                77,952
 Hartford Financial Services                        2,600               158,808
 Prudential Financial                               4,400               193,336
 Safeco                                             7,300               319,667
                                                                      1,774,358
MULTIMEDIA (2.02%)
 E.W. Scripps                                         400                42,220
 Gannett                                            1,900               164,692
 McGraw-Hill                                          900                70,974
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                     $
 Meredith                                             400                20,376
 Time Warner /1/                                   24,200               407,044
 Viacom                                             7,000               270,550
 Walt Disney                                        5,200               119,756
                                                                      1,095,612
NETWORKING PRODUCTS (1.64%)
 Cisco Systems /1/                                 37,700               786,799
 Emulex /1/                                         3,300                55,011
 Juniper Networks /1/                               1,000                21,880
 Lucent Technologies /1/                            7,400                24,938
                                                                        888,628
NON-HAZARDOUS WASTE DISPOSAL (0.30%)
 Waste Management                                   5,800               164,720
OIL & GAS DRILLING (0.19%)
 Transocean Sedco Forex /1/                         3,800               105,526
OIL COMPANY-EXPLORATION & PRODUCTION (0.50%)
 Anadarko Petroleum                                 1,500                80,370
 Devon Energy                                         500                30,600
 EOG Resources                                        700                34,475
 Murphy Oil                                         1,800               123,300
                                                                        268,745
OIL COMPANY-INTEGRATED (4.71%)
 Amerada Hess                                       1,500               106,695
 ChevronTexaco                                      5,600               512,400
 ConocoPhillips                                     3,600               256,680
 Exxon Mobil                                       36,000             1,531,800
 Occidental Petroleum                                 700                33,040
 TotalFinaElf                                       1,300               119,756
                                                                      2,560,371
OIL FIELD MACHINERY & EQUIPMENT (0.18%)
 FMC Technologies /1/                               1,700                46,325
 Grant Prideco /1/                                  3,200                48,800
                                                                         95,125
OIL-FIELD SERVICES (0.75%)
 Baker Hughes                                       2,600                95,368
 BJ Services /1/                                      600                26,700
 Schlumberger                                       4,900               286,797
                                                                        408,865
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                        300                18,849
PAPER & RELATED PRODUCTS (0.60%)
 Bowater                                              700                29,365
 International Paper                                2,900               116,928
 MeadWestvaco                                       2,200                57,530
 Potlatch                                           1,900                71,972
 Weyerhaeuser                                         800                47,360
                                                                        323,155
PHARMACY SERVICES (0.11%)
 Medco Health Solutions /1/                           800                28,320
 Omnicare                                             800                33,184
                                                                         61,504
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (0.02%)
                                                                     $
 Williams                                           1,100                11,330
PROPERTY & CASUALTY INSURANCE (1.29%)
 St. Paul                                          16,302               663,002
 XL Capital                                           500                38,175
                                                                        701,177
PUBLISHING-NEWSPAPERS (0.31%)
 New York Times                                     1,700                77,877
 Washington Post                                      100                92,000
                                                                        169,877
REGIONAL BANKS (4.02%)
 Bank One                                          10,300               508,511
 Comerica                                           9,200               474,996
 U.S. Bancorp                                      23,700               607,668
 Wachovia                                           6,800               311,100
 Wells Fargo                                        5,000               282,300
                                                                      2,184,575
RETAIL-APPAREL & SHOE (0.84%)
 Abercrombie & Fitch                                3,200               100,640
 Christopher & Banks                                4,900                87,661
 Ross Stores                                        8,800               268,400
                                                                        456,701
RETAIL-AUTO PARTS (0.12%)
 O'Reilly Automotive /1/                            1,500                67,335
RETAIL-BUILDING PRODUCTS (1.28%)
 Home Depot                                        12,900               453,951
 Lowe's                                             4,600               239,476
                                                                        693,427
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy                                           2,200               119,350
RETAIL-DISCOUNT (3.74%)
 Dollar Tree Stores /1/                             3,100                83,545
 Family Dollar Stores                               2,700                86,778
 Target                                            14,500               628,865
 TJX                                                2,600                63,882
 Wal-Mart Stores                                   20,500             1,168,500
                                                                      2,031,570
RETAIL-DRUG STORE (0.61%)
 CVS                                                2,600               100,438
 Walgreen                                           6,700               231,016
                                                                        331,454
RETAIL-OFFICE SUPPLIES (0.12%)
 Staples                                            2,500                64,400
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                             800                22,160
RETAIL-REGIONAL DEPARTMENT STORE (0.12%)
 Kohl's /1/                                         1,600                66,864
RETAIL-RESTAURANTS (0.90%)
 McDonald's                                         7,400               201,502
 Panera Bread /1/                                   2,300                94,001
 RARE Hospitality International /1/                 1,900                52,003
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                     $
 Starbucks /1/                                      2,100                81,606
 Yum! Brands /1/                                    1,600                62,064
                                                                        491,176
SATELLITE TELECOM (0.21%)
 EchoStar Communications /1/                        3,500               116,165
SCHOOLS (0.17%)
 Apollo Group /1/                                   1,000                90,880
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.72%)
 Analog Devices                                     3,000               127,800
 Linear Technology                                  2,600                92,638
 Maxim Integrated Products                          3,700               170,163
                                                                        390,601
SEMICONDUCTOR EQUIPMENT (0.39%)
 Applied Materials /1/                              4,900                89,327
 Kla-Tencor /1/                                     1,000                41,670
 Novellus Systems /1/                               2,800                81,088
                                                                        212,085
STEEL PRODUCERS (0.79%)
 International Steel Group /1/                        700                20,335
 Nucor                                              6,400               380,160
 Steel Dynamics /1/                                 1,100                26,477
                                                                        426,972
TELECOMMUNICATION EQUIPMENT (0.60%)
 Andrew /1/                                           900                15,255
 Comverse Technology /1/                            1,100                17,996
 Nortel Networks /1/                                5,100                19,074
 Qualcomm                                           4,400               274,824
                                                                        327,149
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.19%)
 Corning /1/                                        8,400                92,652
 JDS Uniphase /1/                                   4,100                12,464
                                                                        105,116
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                          2,200                30,096
TELEPHONE-INTEGRATED (1.95%)
 ALLTEL                                             1,600                80,544
 NTL /1/                                            1,600                90,832
 Qwest Communications International /1/            17,400                69,948
 Sprint                                            15,600               279,084
 Verizon Communications                            14,300               539,682
                                                                      1,060,090
THERAPEUTICS (0.10%)
 Gilead Sciences /1/                                  900                54,747
TOBACCO (1.41%)
 Altria Group                                      13,800               764,244
TOOLS-HAND HELD (0.09%)
 Black & Decker                                       300                17,355
 Stanley Works                                        800                34,008
                                                                         51,363
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.15%)
                                                                     $
 Hasbro                                             4,200                79,338
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe                       2,500                81,750
 CSX                                                2,100                64,596
 Union Pacific                                      1,300                76,609
                                                                        222,955
TRANSPORT-SERVICES (1.05%)
 Expeditors International of Washington               400                16,076
 United Parcel Service                              7,900               554,185
                                                                        570,261
WEB PORTALS (0.68%)
 Yahoo /1/                                          7,300               368,358
WIRELESS EQUIPMENT (0.44%)
 Motorola                                          13,100               239,075
                                     TOTAL COMMON STOCKS             53,686,034

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
PREFERRED STOCKS (0.24%)
MULTIMEDIA (0.24%)
 News                                               3,800               128,250
                                  TOTAL PREFERRED STOCKS                128,250


                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                       Principal

                                         Amount                 Value

-------------------------------------------------------------------------------

TREASURY BONDS (0.09%)

 U.S. Treasury Strip /2/               10,000,000
                                       $                     $
  0.00%; 06/24/04                          50,000                 49,937


                            TOTAL TREASURY BONDS                  49,937
                                                             -----------



            TOTAL PORTFOLIO INVESTMENTS (99.18%)              53,864,221
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (0.82%)                                             445,461
                      TOTAL NET ASSETS (100.00%)             $54,309,682

                                                             -------------


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
6 S&P 500 eMini    Buy         $332,800      $331,830       $(970)
June, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (97.25%)
ADVERTISING AGENCIES (0.57%)
                                                             $
 Interpublic Group /1/                     20,900                327,921
AEROSPACE & DEFENSE (0.54%)
 Boeing                                     7,300                311,637
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 General Dynamics                           1,700                159,154
 Goodrich                                   9,775                281,422
                                                                 440,576
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                   2,400                 83,016
APPAREL MANUFACTURERS (1.28%)
 Jones Apparel Group                        9,050                331,230
 Liz Claiborne                              3,200                112,320
 VF                                         6,200                286,192
                                                                 729,742
APPLIANCES (0.42%)
 Whirlpool                                  3,675                240,749
ATHLETIC FOOTWEAR (0.32%)
 Reebok International                       5,100                185,538
AUTO-CARS & LIGHT TRUCKS (0.75%)
 General Motors                             9,100                431,522
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Paccar                                     6,900                389,574
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.58%)
 American Axle & Manufacturing
  Holdings /1/                              4,600                176,962
 Autoliv                                    7,500                318,975
 BorgWarner                                 2,400                196,656
 Dana                                       9,900                199,584
 Delphi Automotive Systems                  5,700                 58,140
 Lear                                       3,700                224,294
 Magna International                        3,800                299,820
                                                               1,474,431
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Pepsico                                    1,700                 92,633
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.52%)
 Vulcan Materials                           6,400                295,936
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.27%)
 Martin Marietta Materials                  3,600                155,700
BUILDING-RESIDENTIAL & COMMERCIAL (0.47%)
 DR Horton                                  1,800                 51,840
 Pulte                                      4,400                216,348
                                                                 268,188
CABLE TV (1.20%)
 Comcast /1/                               22,711                683,601
CHEMICALS-DIVERSIFIED (0.85%)
 Dow Chemical                               4,700                186,543
 E. I. Du Pont de Nemours                   2,500                107,375
 PPG Industries                             3,200                189,792
                                                                 483,710
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (0.57%)
                                                             $
 Regions Financial                          6,150                213,467
 SouthTrust                                 3,600                111,888
                                                                 325,355
COMPUTER SERVICES (0.40%)
 Electronic Data Systems                   12,500                228,625
COMPUTERS (2.12%)
 Hewlett-Packard                           45,300                892,410
 International Business Machines            3,650                321,820
                                                               1,214,230
COMPUTERS-MEMORY DEVICES (0.05%)
 Quantum /1/                                8,800                 27,544
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Fortune Brands                             1,400                106,750
CONTAINERS-METAL & GLASS (0.05%)
 Owens-Illinois /1/                         2,000                 27,920
CONTAINERS-PAPER & PLASTIC (0.19%)
 Smurfit-Stone Container /1/                6,200                106,578
COSMETICS & TOILETRIES (0.31%)
 Procter & Gamble                           1,700                179,775
DISTRIBUTION-WHOLESALE (0.38%)
 Ingram Micro /1/                           8,700                103,965
 Tech Data /1/                              3,300                112,200
                                                                 216,165
DIVERSIFIED FINANCIAL SERVICES (4.63%)
 Citigroup                                 55,100              2,649,759
DIVERSIFIED MANUFACTURING OPERATIONS (3.11%)
 Cooper Industries                          3,800                208,658
 Eaton                                      6,200                368,156
 Honeywell International                   16,200                560,196
 Textron                                    6,300                347,634
 Tyco International                        10,600                290,970
                                                               1,775,614
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.31%)
 Cendant                                    7,400                175,232
ELECTRIC-INTEGRATED (4.36%)
 Alliant Energy                             9,300                231,198
 American Electric Power                   12,750                388,110
 CMS Energy /1/                            10,400                 86,424
 Constellation Energy Group                 6,100                234,728
 Edison International                       2,600                 60,840
 Entergy                                    6,100                333,060
 FirstEnergy                                9,900                387,090
 Northeast Utilities                       10,900                200,015
 PG&E /1/                                   3,900                107,328
 PPL                                        5,300                227,105
 XCEL Energy                               14,000                234,220
                                                               2,490,118
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.10%)
 Celestica /1/                              3,300                 58,014
 Flextronics International /1/             18,200                293,020
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                             $
 Solectron /1/                             40,200                196,980
 Vishay Intertechnology /1/                 4,800                 83,520
                                                                 631,534
ELECTRONIC PARTS DISTRIBUTION (0.39%)
 Arrow Electronics /1/                      2,000                 50,560
 Avnet /1/                                  8,000                173,120
                                                                 223,680
FINANCE-CREDIT CARD (0.10%)
 Capital One Financial                        900                 58,977
FINANCE-INVESTMENT BANKER & BROKER (2.72%)
 Bear Stearns                               2,800                224,392
 Lehman Brothers Holdings                   6,250                458,750
 Merrill Lynch                              9,500                515,185
 Morgan Stanley                             6,900                354,591
                                                               1,552,918
FINANCE-MORTGAGE LOAN/BANKER (2.31%)
 Countrywide Credit Industries              6,999                415,041
 Federal Home Loan Mortgage                10,700                624,880
 Federal National Mortgage
  Association                               4,125                283,470
                                                               1,323,391
FINANCIAL GUARANTEE INSURANCE (1.13%)
 MBIA                                       5,100                300,339
 MGIC Investment                            4,700                346,014
                                                                 646,353
FOOD-FLOUR & GRAIN (0.36%)
 Archer Daniels Midland                    11,625                204,135
FOOD-MISCELLANEOUS/DIVERSIFIED (0.12%)
 Unilever                                   1,000                 65,930
FOOD-RETAIL (0.88%)
 Kroger /1/                                16,200                283,500
 Safeway /1/                                9,600                220,320
                                                                 503,820
FOOD-WHOLESALE & DISTRIBUTION (0.16%)
 Supervalu                                  3,000                 92,370
GAS-DISTRIBUTION (0.49%)
 Sempra Energy                              8,900                282,575
LIFE & HEALTH INSURANCE (1.37%)
 Jefferson-Pilot                            6,200                307,458
 Manulife Financial                        11,260                414,043
 Torchmark                                  1,225                 63,749
                                                                 785,250
MACHINERY-CONSTRUCTION & MINING (0.43%)
 Caterpillar                                3,200                248,736
MACHINERY-GENERAL INDUSTRY (0.49%)
 Ingersoll-Rand                             4,300                277,565
MEDICAL INSTRUMENTS (0.51%)
 Guidant                                    4,600                289,846
MEDICAL-DRUGS (2.58%)
 Bristol-Myers Squibb                      10,200                256,020
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                             $
 GlaxoSmithKline                            7,000                294,000
 Merck                                     13,950                655,650
 Pfizer                                     7,600                271,776
                                                               1,477,446
MEDICAL-HMO (1.24%)
 Aetna                                      2,800                231,700
 Humana /1/                                11,000                179,190
 Oxford Health Plans                        5,500                299,420
                                                                 710,310
METAL PROCESSORS & FABRICATION (0.21%)
 Worthington Industries                     6,700                120,935
METAL-ALUMINUM (1.35%)
 Alcan                                      5,600                225,288
 Alcoa                                     17,800                547,350
                                                                 772,638
MONEY CENTER BANKS (5.52%)
 Bank of America                           25,933              2,087,347
 JP Morgan Chase                           28,500              1,071,600
                                                               3,158,947
MULTI-LINE INSURANCE (3.19%)
 Allstate                                  12,500                573,750
 American International Group               5,889                421,947
 Hartford Financial Services                7,400                451,992
 MetLife                                   10,850                374,325
                                                               1,822,014
MULTIMEDIA (1.12%)
 Time Warner /1/                           24,500                412,090
 Viacom                                     2,500                 96,625
 Walt Disney                                5,600                128,968
                                                                 637,683
OIL COMPANY-INTEGRATED (10.05%)
 BP Amoco                                   5,300                280,370
 ChevronTexaco                             14,628              1,338,462
 ConocoPhillips                            10,897                776,956
 Exxon Mobil                               57,600              2,450,880
 Marathon Oil                              12,300                412,788
 Occidental Petroleum                      10,300                486,160
                                                               5,745,616
OIL REFINING & MARKETING (1.23%)
 Ashland                                    5,900                282,610
 Valero Energy                              6,600                420,816
                                                                 703,426
PAPER & RELATED PRODUCTS (1.31%)
 Georgia-Pacific                           12,550                440,505
 Temple-Inland                              5,000                308,850
                                                                 749,355
PIPELINES (0.57%)
 El Paso                                   39,300                275,493
 Williams                                   4,800                 49,440
                                                                 324,933
POWER CONVERTER & SUPPLY EQUIPMENT (0.23%)
 Hubbell                                    2,900                130,326
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.60%)
                                                             $
 R.R. Donnelley & Sons                     11,700                344,214
PROPERTY & CASUALTY INSURANCE (2.19%)
 ACE                                        2,800                122,752
 Chubb                                      5,550                382,950
 St. Paul                                  14,036                570,844
 XL Capital                                 2,300                175,605
                                                               1,252,151
REGIONAL BANKS (7.48%)
 Bank One                                   8,300                409,771
 Comerica                                   6,500                335,595
 Huntington Bancshares                      7,800                166,920
 KeyCorp                                   11,550                343,035
 National City                             13,850                480,180
 PNC Financial Services Group               7,300                387,630
 SunTrust Banks                             6,700                455,935
 U.S. Bancorp                              20,597                528,107
 Wachovia                                  17,300                791,475
 Wells Fargo                                6,650                375,459
                                                               4,274,107
REINSURANCE (0.18%)
 RenaissanceRe Holdings                     2,000                105,380
RETAIL-APPAREL & SHOE (0.04%)
 Foot Locker                                  900                 21,600
RETAIL-AUTOMOBILE (0.34%)
 AutoNation /1/                            11,300                192,326
RETAIL-MAJOR DEPARTMENT STORE (1.32%)
 May Department Stores                     12,200                375,760
 Sears Roebuck                              9,500                380,475
                                                                 756,235
RETAIL-OFFICE SUPPLIES (0.60%)
 Office Depot /1/                          19,600                343,196
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Federated Department Stores                6,900                338,100
RETAIL-RESTAURANTS (1.11%)
 McDonald's                                23,400                637,182
RUBBER-TIRES (0.24%)
 Cooper Tire & Rubber                       6,300                134,757
SAVINGS & LOANS-THRIFTS (2.12%)
 Astoria Financial                          6,500                223,730
 Golden West Financial                      3,200                336,352
 Washington Mutual                         16,487                649,423
                                                               1,209,505
STEEL PRODUCERS (0.46%)
 United States Steel                        9,100                260,533
TELECOMMUNICATION EQUIPMENT (0.92%)
 Nortel Networks /1/                       72,100                269,654
 Tellabs /1/                               29,100                254,043
                                                                 523,697
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.86%)
                                                             $
 Corning /1/                               44,800                494,144
TELEPHONE-INTEGRATED (4.24%)
 BellSouth                                 13,400                345,854
 Qwest Communications International
  /1/                                      40,400                162,408
 SBC Communications                        21,800                542,820
 Sprint                                    43,500                778,215
 Verizon Communications                    15,800                596,292
                                                               2,425,589
TEXTILE-HOME FURNISHINGS (0.34%)
 Mohawk Industries /1/                      2,500                192,850
TOBACCO (2.78%)
 Altria Group                              22,050              1,221,129
 UST                                        9,900                368,379
                                                               1,589,508
TOOLS-HAND HELD (0.16%)
 Stanley Works                              2,200                 93,522
TRANSPORT-RAIL (1.32%)
 Burlington Northern Santa Fe               9,050                295,935
 CSX                                        6,100                187,636
 Norfolk Southern                          11,300                269,166
                                                                 752,737
                             TOTAL COMMON STOCKS              55,600,181
                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (97.25%)              55,600,181
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (2.75%)                                           1,572,623
                      TOTAL NET ASSETS (100.00%)             $57,172,804
                                                             -------------

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (96.53%)
ADVERTISING AGENCIES (0.56%)
                                                             $
 Interpublic Group /1/                     11,340                177,925
ADVERTISING SALES (0.35%)
 Lamar Advertising /1/                      2,730                112,094
APPAREL MANUFACTURERS (1.28%)
 Coach /1/                                  9,600                408,960
APPLICATIONS SOFTWARE (1.92%)
 Citrix Systems /1/                        18,220                347,091
 Red Hat /1/                               11,630                264,117
                                                                 611,208
AUDIO & VIDEO PRODUCTS (0.88%)
 Polycom /1/                               14,740                281,239
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.59%)
 Navistar International /1/                 4,190                189,179
BROADCASTING SERVICES & PROGRAMMING (0.63%)
 Citadel Broadcasting /1/                  11,620                201,607
BUILDING PRODUCTS-AIR & HEATING (0.88%)
 American Standard /1/                      2,660                279,805
CASINO HOTELS (1.50%)
 MGM Mirage /1/                             4,950                226,760
 Station Casinos                            5,540                249,743
                                                                 476,503
CASINO SERVICES (1.29%)
 International Game Technology             10,890                410,989
CELLULAR TELECOMMUNICATIONS (1.50%)
 NII Holdings /1/                           3,680                128,800
 Vimpel Communications /1/                  1,430                128,357
 Western Wireless /1/                      10,640                221,525
                                                                 478,682
COAL (0.54%)
 Peabody Energy                             3,640                170,680
COMMERCIAL BANKS (0.53%)
 UCBH Holdings                              4,590                169,922
COMMERCIAL SERVICES (0.97%)
 Alliance Data Systems /1/                  8,870                308,410
COMPUTERS (0.49%)
 Research In Motion /1/                     1,800                156,168
COMPUTERS-PERIPHERAL EQUIPMENT (1.15%)
 Lexmark International /1/                  4,040                365,458
CONSUMER PRODUCTS-MISCELLANEOUS (0.52%)
 Clorox                                     3,200                165,696
CONTAINERS-METAL & GLASS (0.31%)
 Ball                                       1,500                 99,000
DATA PROCESSING & MANAGEMENT (1.00%)
 Fiserv /1/                                 5,470                199,983
 Global Payments                            2,460                118,031
                                                                 318,014
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.63%)
                                                             $
 Patterson Dental /1/                       2,700                198,990
DIAGNOSTIC EQUIPMENT (1.00%)
 Gen-Probe /1/                              9,540                318,064
DISPOSABLE MEDICAL PRODUCTS (1.22%)
 C.R. Bard                                  3,660                388,948
DISTRIBUTION-WHOLESALE (1.31%)
 CDW                                        6,660                416,183
DIVERSIFIED MANUFACTURING OPERATIONS (1.40%)
 Eaton                                      3,060                181,703
 Pentair                                    4,430                263,983
                                                                 445,686
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.53%)
 Aramark                                    5,850                167,310
DRUG DELIVERY SYSTEMS (0.62%)
 Elan /1/                                   9,130                197,208
E-COMMERCE-SERVICES (0.91%)
 Monster Worldwide /1/                     11,320                289,905
ELECTRICAL COMPONENTS & EQUIPMENT (0.41%)
 Power-One /1/                             15,070                129,602
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.83%)
 Sanmina /1/                               31,900                319,638
 Vishay Intertechnology /1/                15,070                262,218
                                                                 581,856
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.65%)
 Broadcom /1/                              11,260                425,178
 Microchip Technology                       8,700                243,774
 National Semiconductor /1/                 7,380                301,030
 Nvidia /1/                                12,640                259,626
 PMC - Sierra /1/                          24,000                291,600
 Silicon Laboratories /1/                   5,870                276,770
                                                               1,797,978
ELECTRONIC MEASUREMENT INSTRUMENTS (0.50%)
 Tektronix                                  5,330                157,768
ENTERPRISE SOFTWARE & SERVICE (0.00%)
 MicroStrategy /1/                             32                      7
ENTERTAINMENT SOFTWARE (1.09%)
 Electronic Arts /1/                        6,830                345,735
ENVIRONMENTAL CONSULTING & ENGINEERING (0.22%)
 Tetra Tech /1/                             4,300                 71,423
FIDUCIARY BANKS (1.49%)
 Investors Financial Services               8,140                316,402
 Northern Trust                             3,710                156,859
                                                                 473,261
FINANCE-COMMERCIAL (0.49%)
 CapitalSource /1/                          7,360                155,002
FINANCE-INVESTMENT BANKER & BROKER (1.38%)
 Knight Trading Group /1/                  11,470                133,281
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                             $
 Legg Mason                                 3,340                307,481
                                                                 440,762
FINANCIAL GUARANTEE INSURANCE (0.51%)
 MGIC Investment                            2,190                161,228
FOOD-MISCELLANEOUS/DIVERSIFIED (0.71%)
 McCormick                                  6,660                227,506
FOOD-RETAIL (0.68%)
 Whole Foods Market                         2,710                216,773
HEALTH CARE COST CONTAINMENT (1.06%)
 Caremark Rx /1/                            9,980                337,823
HOTELS & MOTELS (1.04%)
 Starwood Hotels & Resorts Worldwide        8,280                329,461
HUMAN RESOURCES (1.54%)
 Manpower                                   7,540                353,626
 MPS Group /1/                             12,560                137,406
                                                                 491,032
INSTRUMENTS-SCIENTIFIC (1.79%)
 Fisher Scientific International /1/        7,030                411,606
 PerkinElmer                                8,170                157,273
                                                                 568,879
INTERNET BROKERS (1.10%)
 Ameritrade Holding /1/                    28,510                348,962
INTERNET CONTENT-INFORMATION & NEWS (1.42%)
 CNET Networks /1/                         29,920                254,918
 SINA /1/                                   6,920                197,220
                                                                 452,138
INTERNET SECURITY (2.85%)
 CheckFree /1/                              8,270                248,431
 Symantec /1/                              10,800                486,540
 VeriSign /1/                              10,570                170,494
                                                                 905,465
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.75%)
 Affiliated Managers Group /1/              4,965                241,796
 T. Rowe Price Group                        6,140                314,859
                                                                 556,655
LASERS-SYSTEMS & COMPONENTS (0.70%)
 Cymer /1/                                  6,990                223,540
LEISURE & RECREATION PRODUCTS (0.78%)
 Brunswick                                  6,050                248,715
LOTTERY SERVICES (0.61%)
 GTECH Holdings                             3,190                194,335
MACHINERY-PRINT TRADE (0.78%)
 Zebra Technologies /1/                     3,370                246,987
MEDICAL LABORATORY & TESTING SERVICE (0.54%)
 Laboratory Corp. of America
  Holdings /1/                              4,290                170,485
MEDICAL PRODUCTS (5.80%)
 Henry Schein /1/                           5,140                362,216
 INAMED /1/                                 5,730                337,153
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                             $
 Varian Medical Systems /1/                 3,860                331,342
 Zimmer Holdings /1/                       10,200                814,470
                                                               1,845,181
MEDICAL-BIOMEDICAL/GENE (2.47%)
 Biogen Idec /1/                            9,090                536,310
 Invitrogen /1/                             3,460                249,916
                                                                 786,226
MEDICAL-DRUGS (1.17%)
 Endo Pharmaceuticals Holdings /1/          3,900                 93,093
 IVAX /1/                                   7,200                153,360
 OSI Pharmaceuticals /1/                    1,690                124,705
                                                                 371,158
MEDICAL-GENERIC DRUGS (1.22%)
 Eon Labs /1/                               2,240                147,280
 Watson Pharmaceutical /1/                  6,790                241,792
                                                                 389,072
MEDICAL-HMO (1.75%)
 Aetna                                      2,790                230,872
 Pacificare Health Systems /1/              9,080                324,701
                                                                 555,573
MEDICAL-NURSING HOMES (0.53%)
 Manor Care                                 5,190                168,364
METAL-COPPER (0.51%)
 Phelps Dodge /1/                           2,450                161,284
MULTI-LEVEL DIRECT SELLING (0.71%)
 Nu Skin Enterprises                        9,590                226,995
NETWORKING PRODUCTS (1.37%)
 Juniper Networks /1/                      19,930                436,068
OIL & GAS DRILLING (0.78%)
 Nabors Industries /1/                      5,630                249,747
OIL COMPANY-EXPLORATION & PRODUCTION (1.44%)
 Chesapeake Energy                         12,360                169,950
 XTO Energy                                10,825                289,027
                                                                 458,977
OIL FIELD MACHINERY & EQUIPMENT (1.05%)
 Smith International /1/                    6,130                335,617
OIL REFINING & MARKETING (0.63%)
 Ashland                                    4,170                199,743
PHARMACY SERVICES (0.70%)
 Omnicare                                   5,400                223,992
PIPELINES (0.53%)
 Kinder Morgan                              2,780                167,384
RADIO (0.93%)
 Radio One /1/                              6,890                130,634
 XM Satellite Radio Holdings /1/            6,930                166,043
                                                                 296,677
REINSURANCE (0.62%)
 AXIS Capital Holdings                      7,220                196,745
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.05%)
                                                             $
 Chico's FAS /1/                            7,770                316,472
 Foot Locker                                8,510                204,240
 Pacific Sunwear of California /1/          6,070                130,323
                                                                 651,035
RETAIL-AUTO PARTS (0.66%)
 PEP Boys-Manny, Moe & Jack                 7,680                210,970
RETAIL-HOME FURNISHINGS (0.09%)
 Cost Plus /1/                                810                 29,322
RETAIL-JEWELRY (0.83%)
 Tiffany                                    6,800                265,200
RETAIL-MAIL ORDER (1.06%)
 Williams-Sonoma /1/                       10,390                337,467
RETAIL-RESTAURANTS (2.29%)
 Cheesecake Factory /1/                     5,080                215,138
 Ruby Tuesday                               6,010                179,819
 Starbucks /1/                              8,610                334,585
                                                                 729,542
RETAIL-SPORTING GOODS (0.64%)
 Sports Authority /1/                       5,330                204,352
SCHOOLS (1.05%)
 Education Management /1/                   9,420                334,033
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.06%)
 Integrated Device Technology /1/          16,340                219,773
 Marvell Technology Group /1/               3,040                117,739
                                                                 337,512
SEMICONDUCTOR EQUIPMENT (1.62%)
 FormFactor /1/                            11,780                207,210
 Lam Research /1/                          13,890                307,525
                                                                 514,735
STEEL PRODUCERS (0.39%)
 United States Steel                        4,350                124,541
TELECOMMUNICATION EQUIPMENT (1.17%)
 Comverse Technology /1/                   22,670                370,881
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.41%)
 Corning /1/                               40,670                448,590
TELECOMMUNICATION SERVICES (0.57%)
 Avaya /1/                                 13,170                180,166
TELEVISION (0.79%)
 Univision Communications /1/               7,460                252,521
THERAPEUTICS (0.86%)
 Neurocrine Biosciences /1/                 4,160                273,021
TOYS (1.13%)
 Marvel Enterprises /1/                    18,920                359,291
TRANSPORT-SERVICES (0.70%)
 Expeditors International of
  Washington                                5,560                223,456
                                           Shares
                                            Held                Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.52%)
                                                             $
 NBTY /1/                                   4,440                164,990
                             TOTAL COMMON STOCKS              30,717,639
                                                             -----------

            TOTAL PORTFOLIO INVESTMENTS (96.53%)              30,717,639
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (3.47%)                                           1,104,669
                      TOTAL NET ASSETS (100.00%)             $31,822,308
                                                             -------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                                                       Shares
                                                                                        Held                  Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.55%)
AIRLINES (0.64%)
                                                                                                           $
 Pinnacle Airlines /1/                                                                  7,900                  112,417
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.46%)
 American Axle & Manufacturing Holdings /1/                                             6,700                  257,749
BEVERAGES-NON-ALCOHOLIC (1.35%)
 Cott /1/                                                                               7,800                  236,808
BEVERAGES-WINE & SPIRITS (1.07%)
 Constellation Brands /1/                                                               5,700                  188,841
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.35%)
 Dycom Industries /1/                                                                  10,100                  238,158
BUILDING-RESIDENTIAL & COMMERCIAL (1.75%)
 Hovnanian Enterprises /1/                                                              4,800                  172,656
 NVR /1/                                                                                  300                  135,300
                                                                                                               307,956
CHEMICALS-SPECIALTY (0.91%)
 Albemarle                                                                              5,500                  160,875
CIRCUIT BOARDS (2.53%)
 Benchmark Electronics /1/                                                             10,450                  282,464
 TTM Technologies /1/                                                                  14,700                  163,317
                                                                                                               445,781
COMMERCIAL BANKS (2.11%)
 UCBH Holdings                                                                         10,020                  370,940
COMPUTER SERVICES (5.24%)
 CACI International /1/                                                                 7,990                  363,545
 Cognizant Technology Solutions /1/                                                    10,030                  433,898
 FactSet Research Systems                                                               3,140                  124,846
                                                                                                               922,289
COMPUTERS-INTEGRATED SYSTEMS (0.79%)
 RadiSys /1/                                                                            7,400                  138,158
COMPUTERS-MEMORY DEVICES (1.70%)
 Advanced Digital Information /1/                                                      18,900                  199,584
 Dot Hill Systems /1/                                                                  13,300                   99,750
                                                                                                               299,334
DATA PROCESSING & MANAGEMENT (1.77%)
 Fair, Isaac                                                                            9,250                  311,910
DENTAL SUPPLIES & EQUIPMENT (1.84%)
 Patterson Dental /1/                                                                   4,400                  324,280
DISPOSABLE MEDICAL PRODUCTS (0.58%)
 Merit Medical Systems /1/                                                              6,467                  101,597
DIVERSIFIED MANUFACTURING OPERATIONS (1.15%)
 ESCO Technologies /1/                                                                  4,200                  202,860
DRUG DELIVERY SYSTEMS (0.65%)
 Penwest Pharmaceuticals /1/                                                            7,200                  114,480
E-MARKETING-INFORMATION (1.39%)
 Digital River /1/                                                                      9,500                  244,625
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.64%)
 Cree /1/                                                                               4,000                   74,200
 Microsemi /1/                                                                         17,200                  186,964
                                                                                       Shares
                                                                                        Held                  Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                                           $
 SiRF Technology Holdings /1/                                                           1,100                   17,600
 Staktek Holdings /1/                                                                   1,000                    9,000
                                                                                                               287,764
ELECTRONIC DESIGN AUTOMATION (1.44%)
 Magma Design Automation /1/                                                           10,400                  193,856
 Verisity /1/                                                                           7,900                   60,040
                                                                                                               253,896
ELECTRONICS-MILITARY (1.50%)
 Engineered Support Systems                                                             5,430                  264,061
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.86%)
 EMCOR Group /1/                                                                        3,700                  151,330
ENTERTAINMENT SOFTWARE (0.66%)
 THQ /1/                                                                                6,280                  116,431
ENVIRONMENTAL CONSULTING & ENGINEERING (0.77%)
 Tetra Tech /1/                                                                         8,200                  136,202
FIDUCIARY BANKS (1.90%)
 Investors Financial Services                                                           8,600                  334,282
FOOD-WHOLESALE & DISTRIBUTION (1.00%)
 Performance Food Group /1/                                                             5,000                  175,650
HOSPITAL BEDS & EQUIPMENT (0.28%)
 Kinetic Concepts /1/                                                                   1,000                   48,400
HOTELS & MOTELS (0.45%)
 Highland Hospitality /1/                                                               7,400                   78,588
INDUSTRIAL AUTOMATION & ROBOTS (1.61%)
 Cognex                                                                                 8,900                  282,842
INSTRUMENTS-SCIENTIFIC (1.20%)
 Fisher Scientific International /1/                                                    3,600                  210,780
INSURANCE BROKERS (0.52%)
 Hilb, Rogal & Hamilton                                                                 2,530                   90,701
INTERNET INFRASTRUCTURE EQUIPMENT (0.71%)
 Avocent /1/                                                                            3,900                  125,151
INTERNET SECURITY (1.56%)
 RSA Security /1/                                                                      10,800                  173,016
 Secure Computing /1/                                                                  10,600                  101,336
                                                                                                               274,352
MACHINERY-CONSTRUCTION & MINING (0.74%)
 JLG Industries                                                                         8,800                  130,152
MEDICAL INSTRUMENTS (1.12%)
 Advanced Neuromodulation Systems /1/                                                   7,200                  196,200
MEDICAL PRODUCTS (2.04%)
 INAMED /1/                                                                             6,100                  358,924
MEDICAL-BIOMEDICAL/GENE (1.28%)
 Affymetrix /1/                                                                         2,600                   79,456
 Telik /1/                                                                              6,200                  145,514
                                                                                                               224,970
                                                                                       Shares
                                                                                        Held                  Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.25%)
                                                                                                           $
 First Horizon Pharmaceutical /1/                                                      11,400                  176,814
 POZEN /1/                                                                              3,700                   43,808
                                                                                                               220,622
MEDICAL-GENERIC DRUGS (0.86%)
 Taro Pharmaceuticals Industries /1/                                                    3,500                  151,375
MEDICAL-HOSPITALS (2.32%)
 VCA Antech /1/                                                                        10,000                  408,900
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (2.99%)
 Odyssey HealthCare /1/                                                                11,250                  189,112
 Select Medical                                                                        17,800                  337,310
                                                                                                               526,422
MISCELLANEOUS INVESTING (3.33%)
 American Financial Realty Trust                                                        8,100                  119,880
 Capital Lease Funding /1/                                                              1,100                   11,572
 Government Properties Trust                                                            2,700                   29,565
 Mills                                                                                  4,700                  190,820
 Ventas                                                                                10,600                  234,154
                                                                                                               585,991
NETWORKING PRODUCTS (1.20%)
 Atheros Communications /1/                                                               800                   11,304
 Foundry Networks /1/                                                                  10,500                  118,650
 Ixia /1/                                                                               9,000                   80,370
                                                                                                               210,324
OIL & GAS DRILLING (0.97%)
 Patterson-UTI Energy /1/                                                               4,700                  170,093
OIL COMPANY-EXPLORATION & PRODUCTION (3.41%)
 Patina Oil & Gas                                                                      11,450                  318,310
 Quicksilver Resources /1/                                                              6,500                  282,425
                                                                                                               600,735
OIL-FIELD SERVICES (1.39%)
 Tetra Technologies /1/                                                                10,250                  245,078
PHYSICIAN PRACTICE MANAGEMENT (3.08%)
 Pediatrix Medical Group /1/                                                            7,580                  541,970
PRINTING-COMMERCIAL (1.61%)
 R.R. Donnelley & Sons                                                                  9,598                  282,373
PROPERTY & CASUALTY INSURANCE (0.61%)
 RLI                                                                                    3,100                  107,725
PUBLICLY TRADED INVESTMENT FUND (1.52%)
 iShares Russell 2000 Index Fund                                                        2,400                  267,216
RADIO (1.63%)
 Cumulus Media /1/                                                                     10,700                  224,914
 Salem Communications /1/                                                               2,100                   62,601
                                                                                                               287,515
RESPIRATORY PRODUCTS (0.49%)
 ResMed /1/                                                                             1,735                   85,501
RETAIL-APPAREL & SHOE (3.70%)
 Aeropostale /1/                                                                       11,850                  260,581
 Chico's FAS /1/                                                                        9,600                  391,008
                                                                                                               651,589
                                                                                       Shares
                                                                                        Held                  Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-COMPUTER EQUIPMENT (0.96%)
                                                                                                           $
 Electronics Boutique Holdings /1/                                                      6,237                  168,711
RETAIL-PET FOOD & SUPPLIES (1.42%)
 PETCO Animal Supplies /1/                                                              8,500                  249,560
RETAIL-RESTAURANTS (2.69%)
 Panera Bread /1/                                                                       4,750                  194,133
 Ruby Tuesday                                                                           9,300                  278,256
                                                                                                               472,389
SAVINGS & LOANS-THRIFTS (1.25%)
 BankUnited Financial /1/                                                               5,700                  150,651
 Harbor Florida Bancshares                                                              2,500                   69,300
                                                                                                               219,951
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.29%)
 Exar /1/                                                                               9,150                  139,629
 Power Integrations /1/                                                                 7,100                  174,873
 Standard Microsystems /1/                                                              3,700                   88,208
                                                                                                               402,710
SEMICONDUCTOR EQUIPMENT (1.56%)
 August Technology /1/                                                                  6,800                   89,624
 Rudolph Technologies /1/                                                               5,700                   91,599
 Ultratech /1/                                                                          5,800                   93,438
                                                                                                               274,661
SEMICONDUCTORS (0.73%)
 Artisan Components /1/                                                                 5,500                  128,700
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.33%)
 C-COR.net /1/                                                                          6,300                   57,204
THERAPEUTICS (4.90%)
 Amylin Pharmaceuticals /1/                                                             3,700                   82,880
 CV Therapeutics /1/                                                                    3,200                   46,112
 Isis Pharmaceuticals /1/                                                              10,200                   74,154
 Medicines /1/                                                                          5,000                  163,550
 Neurocrine Biosciences /1/                                                             3,561                  233,708
 NPS Pharmaceuticals /1/                                                                5,000                  125,250
 Vicuron Pharmaceuticals /1/                                                            6,000                  136,860
                                                                                                               862,514
TOYS (0.56%)
 LeapFrog Enterprises /1/                                                               4,600                   98,946
TRANSPORT-SERVICES (0.94%)
 UTI Worldwide                                                                          3,600                  164,916
                                                                          TOTAL COMMON STOCKS               17,163,425
                                                                                                           -----------

                                                         TOTAL PORTFOLIO INVESTMENTS (97.55%)               17,163,425
CASH, RECEIVABLES AND OTHER ASSETS, NET OF                                  LIABILITIES
 (2.45%)                                                                                                       430,608
                                                                   TOTAL NET ASSETS (100.00%)              $17,594,033
                                                                                                           --------------

/1/ Non-income producing security.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL REAL ESTATE SECURITIES FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)


                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.82%)
APARTMENT REITS (11.71%)
                                                                                 $
 Archstone-Smith Trust                                         25,600                702,208
 AvalonBay Communities                                         27,200              1,349,936
 Equity Residential Properties Trust                           81,527              2,238,732
 Essex Property Trust                                          11,700                713,115
 Home Properties of New York                                    9,883                369,031
 Mid-America Apartment Communities                             15,100                486,975
 United Dominion Realty Trust                                  54,600                980,070
                                                                                   6,840,067
DIVERSIFIED REITS (11.22%)
 Brookfield Properties                                         89,000              2,474,200
 Capital Automotive                                            49,340              1,387,934
 Catellus Development                                          12,552                270,496
 Entertainment Properties Trust                                14,514                485,638
 Keystone Property Trust                                        5,485                111,565
 Vornado Realty Trust                                          36,100              1,821,245
                                                                                   6,551,078
FACTORY OUTLET REITS (4.20%)
 Chelsea Property Group                                        48,100              2,453,100
HEALTHCARE REITS (5.62%)
 Health Care                                                   32,800              1,047,632
 Ventas                                                       101,276              2,237,187
                                                                                   3,284,819
HOTEL REITS (4.65%)
 Highland Hospitality /1/                                      33,891                359,922
 Hospitality Properties Trust                                   1,258                 49,163
 LaSalle Hotel Properties                                      38,596                849,112
 Starwood Hotels & Resorts Worldwide                           36,600              1,456,314
                                                                                   2,714,511
MALL REITS (20.08%)
 CBL & Associates Properties                                   40,890              2,054,722
 General Growth Properties                                    130,400              3,535,144
 Macerich                                                      27,300              1,143,051
 Mills                                                         24,642              1,000,465
 Simon Property Group                                          65,800              3,172,218
 Tanger Factory Outlet Centers                                  4,024                153,717
 Taubman Centers                                               34,295                668,753
                                                                                  11,728,070
OFFICE & INDUSTRIAL REITS (20.87%)
 AMB Property                                                  32,809                994,113
 Boston Properties                                             69,100              3,247,700
 CenterPoint Properties Trust                                  28,318              2,041,728
 Corporate Office Properties Trust                             45,824                932,518
 Equity Office Properties Trust                                28,001                704,785
 Prologis Trust                                               105,650              3,108,223
 PS Business Parks                                              6,542                248,269
 SL Green Realty                                               22,438                915,470
                                                                                  12,192,806
SELF STORAGE REITS (2.77%)
 Public Storage                                                38,700              1,617,273
SHOPPING CENTER REITS (15.70%)
 Acadia Realty Trust                                           34,303                430,846
 Developers Diversified Realty                                 73,419              2,404,472
 Federal Realty Investment Trust                                6,814                252,663
                                                             Shares
                                                              Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                                 $
 Kimco Realty                                                  67,700              2,893,498
 Pan Pacific Retail Properties                                 38,770              1,703,166
 Weingarten Realty Investors                                   51,300              1,483,083
                                                                                   9,167,728
                                                 TOTAL COMMON STOCKS              56,549,452

                                                           Principal
                                                             Amount                 Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.40%)
FINANCE-INVESTMENT BANKER & BROKER (3.40%)
 Investment in Joint Trading Account; Citigroup
                                                           $                     $
  1.02%; 05/03/04                                           1,983,975              1,983,975
                                              TOTAL COMMERCIAL PAPER               1,983,975
                                                                                 -----------

                               TOTAL PORTFOLIO INVESTMENTS (100.22%)              58,533,427
LIABILITIES, NET OF CASH, RECEIVABLES AND                     OTHER
 ASSETS (-0.22%)                                                                    (130,381)
                                          TOTAL NET ASSETS (100.00%)             $58,403,046
                                                                                 --------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (95.02%)
AEROSPACE & DEFENSE EQUIPMENT (0.21%)
                                                                            $
 Moog /1/                                                  6,560                 216,480
APPAREL MANUFACTURERS (0.71%)
 Kellwood                                                 18,601                 733,809
BUILDING PRODUCTS-WOOD (0.19%)
 Universal Forest Products                                 7,027                 190,361
CHEMICALS-SPECIALTY (2.01%)
 MacDermid                                                38,221               1,237,596
 Minerals Technologies                                    14,175                 831,364
                                                                               2,068,960
CIRCUIT BOARDS (1.11%)
 Benchmark Electronics /1/                                24,759                 669,236
 TTM Technologies /1/                                     42,181                 468,631
                                                                               1,137,867
COMMERCIAL BANKS (4.31%)
 City Holding                                             15,106                 462,244
 Columbia Banking Systems                                 81,523               1,829,376
 Community Bank System                                    28,042                 570,374
 Provident Bankshares                                      9,377                 264,150
 Signature Bank /1/                                       13,054                 307,161
 South Financial Group                                    35,666                 987,948
                                                                               4,421,253
COMMERCIAL SERVICE-FINANCE (1.79%)
 NCO Group /1/                                            80,753               1,833,093
COMPUTER AIDED DESIGN (1.04%)
 Aspen Technology /1/ /2/                                164,402               1,068,613
COMPUTER SERVICES (0.56%)
 CACI International /1/                                   12,648                 575,484
COMPUTERS-INTEGRATED SYSTEMS (0.44%)
 RadiSys /1/                                              24,315                 453,961
COMPUTERS-PERIPHERAL EQUIPMENT (0.99%)
 Electronics for Imaging /1/                              40,167               1,019,438
CONTAINERS-METAL & GLASS (0.47%)
 Silgan Holdings /1/                                      11,578                 487,086
DATA PROCESSING & MANAGEMENT (0.73%)
 Global Payments                                          15,662                 751,463
DENTAL SUPPLIES & EQUIPMENT (0.99%)
 Sybron Dental Specialties /1/                            34,647               1,013,425
DIAGNOSTIC EQUIPMENT (0.62%)
 Immunicon /2/                                            84,913                 636,848
DISPOSABLE MEDICAL PRODUCTS (0.63%)
 Merit Medical Systems /1/                                41,310                 648,980
DISTRIBUTION-WHOLESALE (3.03%)
 Aviall /1/                                               31,131                 515,218
 United Stationers /1/                                    46,440               1,764,720
 Watsco                                                   28,533                 831,737
                                                                               3,111,675
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-MARKETING-INFORMATION (2.93%)
                                                                            $
 Digital River /1/                                        30,069                 774,277
 Digitas /1/                                             125,757               1,246,252
 E.piphany /1/                                           226,451                 991,855
                                                                               3,012,384
ELECTRIC-INTEGRATED (0.90%)
 Central Vermont Public Service                           45,877                 924,422
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.53%)
 DSP Group /1/                                            21,928                 543,376
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.54%)
 Integrated Silicon Solution /1/                          62,441                 857,315
 Semtech /1/                                              23,246                 488,631
 SiRF Technology Holdings                                 14,792                 236,672
                                                                               1,582,618
ELECTRONICS-MILITARY (0.67%)
 Engineered Support Systems                               14,091                 685,245
ENGINES-INTERNAL COMBUSTION (0.67%)
 Briggs & Stratton                                         9,845                 689,150
ENTERTAINMENT SOFTWARE (0.51%)
 Activision /1/                                           34,484                 519,329
ENVIRONMENTAL CONSULTING & ENGINEERING (0.69%)
 Tetra Tech /1/                                           42,602                 707,619
FILTRATION & SEPARATION PRODUCTS (1.72%)
 CLARCOR                                                  40,199               1,769,560
FOOTWEAR & RELATED APPAREL (1.27%)
 Wolverine World Wide                                     48,695               1,308,922
GAS-DISTRIBUTION (1.61%)
 Energen                                                  23,910                 988,679
 Southern Union /1/                                       33,882                 666,120
                                                                               1,654,799
HOTELS & MOTELS (1.02%)
 LaSalle Hotel Properties                                 47,662               1,048,564
HUMAN RESOURCES (1.41%)
 Heidrick & Struggles /1/                                 58,230               1,445,851
INDUSTRIAL AUTOMATION & ROBOTS (0.67%)
 Cognex                                                   21,491                 682,984
INSTRUMENTS-CONTROLS (0.74%)
 X-Rite                                                   56,028                 755,257
INSTRUMENTS-SCIENTIFIC (0.59%)
 Dionex /1/                                               11,791                 601,695
INTERNET SECURITY (0.92%)
 RSA Security /1/                                         58,904                 943,642
INVESTMENT COMPANIES (1.36%)
 Apollo Investment /2/                                   101,365               1,393,769
MACHINERY-GENERAL INDUSTRY (1.02%)
 Gardner Denver /1/                                       39,798               1,043,504
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.89%)
                                                                            $
 Cooper                                                   16,966                 916,164
MEDICAL-BIOMEDICAL/GENE (1.13%)
 Celera Genomics Group /1/                                29,969                 353,335
 Lexicon Genetics /1/ /2/                                114,168                 806,026
                                                                               1,159,361
MEDICAL-DRUGS (2.40%)
 Bradley Pharmaceuticals /1/                              53,321               1,398,076
 First Horizon Pharmaceutical /1/ /2/                     68,715               1,065,770
                                                                               2,463,846
MEDICAL-HMO (2.68%)
 AMERIGROUP /1/                                           35,882               1,489,462
 Sierra Health Services /1/                               34,064               1,265,477
                                                                               2,754,939
MEDICAL-HOSPITALS (1.08%)
 United Surgical Partners International /1/               30,607               1,108,586
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.53%)
 Select Medical                                           82,731               1,567,752
METAL PROCESSORS & FABRICATION (0.31%)
 Commercial Metals                                        11,980                 313,876
MISCELLANEOUS INVESTING (5.73%)
 Associated Estates Realty                                84,751                 690,721
 CBL & Associates Properties                              17,094                 858,973
 Chelsea Property Group                                   10,381                 529,431
 Entertainment Properties Trust                           32,605               1,090,963
 Mission West Properties                                  43,270                 511,019
 Newcastle Investment                                     26,297                 702,656
 PS Business Parks                                        14,857                 563,823
 Ventas                                                   42,224                 932,728
                                                                               5,880,314
OIL COMPANY-EXPLORATION & PRODUCTION (2.32%)
 Houston Exploration /1/                                  23,993               1,073,447
 Unit /1/                                                 46,332               1,308,879
                                                                               2,382,326
PRIVATE CORRECTIONS (0.80%)
 GEO Group /1/                                            35,065                 824,028
PROPERTY & CASUALTY INSURANCE (2.45%)
 Arch Capital Group /1/                                   18,132                 728,544
 Infinity Property & Casualty                             43,087               1,340,006
 Navigators Group /1/                                     17,221                 448,607
                                                                               2,517,157
PUBLICLY TRADED INVESTMENT FUND (3.98%)
 iShares Russell 2000 Index Fund /2/                      36,707               4,086,957
RACETRACKS (1.39%)
 Penn National Gaming /1/                                 48,470               1,429,380
REINSURANCE (0.69%)
 Max Re Capital                                           32,330                 711,260
RETAIL-APPAREL & SHOE (3.38%)
 Aeropostale /1/                                          68,520               1,506,755
 bebe Stores /1/ /2/                                      22,242                 709,520
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                            $
 Genesco /1/ /2/                                          56,538               1,257,970
                                                                               3,474,245
RETAIL-AUTO PARTS (1.02%)
 CSK Auto /1/                                             56,920               1,050,743
RETAIL-AUTOMOBILE (1.03%)
 Asbury Automotive Group /1/                              65,384               1,058,567
RETAIL-BOOKSTORE (0.93%)
 Borders Group                                            39,730                 952,328
RETAIL-MUSIC STORE (0.84%)
 Guitar Center /1/                                        20,858                 866,024
RETAIL-REGIONAL DEPARTMENT STORE (0.73%)
 Dillards                                                 44,738                 752,941
RETAIL-RESTAURANTS (0.80%)
 Ruby Tuesday                                             27,607                 826,001
RETAIL-SPORTING GOODS (1.47%)
 Big 5 Sporting Goods /1/                                 26,617                 660,634
 Gander Mountain /1/ /2/                                   9,736                 218,573
 Sports Authority /1/                                     16,305                 625,134
                                                                               1,504,341
SAVINGS & LOANS-THRIFTS (3.14%)
 Dime Community Bancshares                                47,250                 807,975
 FirstFed Financial /1/                                   12,413                 501,734
 Hudson River Bancorp.                                    39,228                 706,496
 Independence Community Bank                              27,254                 992,863
 ITLA Capital /1/                                          4,901                 210,743
                                                                               3,219,811
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.98%)
 Exar /1/                                                 34,259                 522,792
 Micrel /1/                                               39,838                 486,821
                                                                               1,009,613
SEMICONDUCTOR EQUIPMENT (2.18%)
 Mykrolis /1/                                             78,411               1,140,880
 Varian Semiconductor Equipment  Associates
  /1/                                                     33,845               1,101,993
                                                                               2,242,873
STEEL PRODUCERS (1.40%)
 Schnitzer Steel Industries                               54,562               1,433,344
TELECOMMUNICATION EQUIPMENT (0.71%)
 Comtech Telecommunications /1/ /2/                       44,894                 726,385
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.42%)
 Optical Communication Products /1/                      198,053                 433,736
TELECOMMUNICATION SERVICES (1.60%)
 Aspect Communications /1/                                52,834                 625,026
 MasTec /1/                                              138,496               1,015,176
                                                                               1,640,202
THERAPEUTICS (1.70%)
 Onyx Pharmaceuticals /1/                                 16,015                 789,860
 Tanox /1/                                                55,825                 951,816
                                                                               1,741,676
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.72%)
                                                                            $
 Universal                                                14,752                 741,140
TRANSACTIONAL SOFTWARE (0.92%)
 Transaction Systems Architects /1/                       44,523                 945,223
TRANSPORT-SERVICES (0.87%)
 Offshore Logistics /1/                                   40,819                 895,977
TRANSPORT-TRUCK (1.24%)
 Heartland Express                                        51,833               1,272,500
WEB PORTALS (0.96%)
 United Online /1/ /2/                                    59,593                 989,244
                                            TOTAL COMMON STOCKS               97,574,346

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.57%)
FINANCE-INVESTMENT BANKER & BROKER (4.57%)
 Investment in Joint Trading Account;
  Citigroup
                                                     $                      $
  1.02%; 05/03/04                                      4,696,568               4,696,568
                                         TOTAL COMMERCIAL PAPER                4,696,568

                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.06%)
 Goldman Sachs; 0.93%; dated 04/30/04 maturing
  05/03/04 (collateralized by U.S. Treasury
  Strips; $12,627,616; 02/15/06 - 08/15/26)
  /3/                                                $12,380,946            $ 12,380,000
                                    TOTAL REPURCHASE AGREEMENTS               12,380,000
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (111.65%)              114,650,914
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS
 (-11.65%)                                                                   (11,962,695)
                                     TOTAL NET ASSETS (100.00%)             $102,688,219
                                                                            ---------------

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2004 (UNAUDITED)

                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (98.29%)
ALASKA (0.96%)
 North Slope Boro, Alaska /1/
  MBIA
                                             $                     $
  0.00%; 06/30/10                             2,220,000               1,755,953
ARIZONA (1.18%)
 Arizona Agricultural
  Improvement
  Salt River Project
  5.25%; 01/01/18                             1,000,000               1,068,090
 Arizona State University
  FGIC
  5.50%; 07/01/21                             1,000,000               1,071,450
                                                                      2,139,540
ARKANSAS (1.19%)
 Arkansas
  5.25%; 08/01/12                             2,000,000               2,158,960
CALIFORNIA (3.10%)
 California
  5.10%; 02/01/34                             1,000,000                 964,200
  5.13%; 02/01/25                             1,000,000                 976,820
  5.50%; 04/01/28                             2,000,000               2,041,280
 California Department of Water
  Resources
  MBIA
  5.25%; 05/01/09                             1,500,000               1,653,720
                                                                      5,636,020
COLORADO (1.18%)
 Platte River Power Authority
  5.38%; 06/01/17                             2,000,000               2,149,000
CONNECTICUT (1.83%)
 Connecticut
  5.25%; 12/15/09                             3,000,000               3,323,790
FLORIDA (10.02%)
 Dade County, Florida
  FGIC
  5.25%; 10/01/11                             1,040,000               1,130,501
 Florida Municipal Power
  AMBAC
  5.50%; 10/01/16                             2,930,000               3,199,853
 Florida State Board of
  Education
  5.00%; 06/01/10                             2,000,000               2,181,660
 Orange County, Florida
  AMBAC
  5.50%; 10/01/32                             3,000,000               3,119,010
 Orange County, Florida
  MBIA
  5.38%; 08/01/22                             3,000,000               3,166,650
 Orlando Utilities Commission
  5.25%; 10/01/16                             3,125,000               3,346,406
 Sunrise, Florida Utilities
  AMBAC
  5.20%; 10/01/22                             2,000,000               2,101,660
                                                                     18,245,740
                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
GEORGIA (1.14%)
 Fulco, Georgia
  St. Joseph's Hospital
                                             $                     $
  5.50%; 10/01/14                             2,000,000               2,069,140
ILLINOIS (6.37%)
 Chicago Midway Airport
  MBIA
  5.50%; 01/01/11                             1,500,000               1,613,715
 Chicago Park District
  FGIC
  5.50%; 01/01/18                             2,000,000               2,155,680
 Illinois
  FSA
  5.38%; 10/01/14                             2,160,000               2,381,919
 Illinois
  MBIA
  5.25%; 04/01/08                             2,000,000               2,184,540
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/08                               320,000                 355,091
  7.00%; 02/15/09                               230,000                 257,986
  7.00%; 02/15/18                               720,000                 878,242
 Illinois Health Facility
  Northwestern Memorial Hospital
  6.10%; 08/15/14                             1,000,000               1,031,970
 Will County, Illinois /1/
  FSA
  0.00%; 11/01/11                             1,005,000                 738,082
                                                                     11,597,225
INDIANA (6.08%)
 Indiana Bond Bank
  5.38%; 02/01/17                             3,000,000               3,253,650
 Indiana Bond Bank
  Water & Sewer
  5.88%; 08/01/13                             1,060,000               1,195,489
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                             2,020,000               2,158,127
 Indianapolis Public Improvement
  MBIA
  5.50%; 01/01/16                             3,000,000               3,258,480
 Warrick County, Indiana
  Southern Indiana Gas &
  Electric
  6.00%; 05/01/23                             1,190,000               1,202,424
                                                                     11,068,170
IOWA (2.35%)
 Ankeny, Iowa
  Community School District
  3.00%; 07/01/08                             1,190,000               1,181,670
 Chillicothe, Iowa
  IES Utilities
  3.60%; 11/01/23                             1,100,000               1,086,943
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                             1,000,000               1,019,040
                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
IOWA (CONTINUED)
 Lansing, Iowa
  Interstate Power
                                             $                     $
  3.60%; 11/01/08                             1,000,000                 987,310
                                                                      4,274,963
KENTUCKY (1.84%)
 Kentucky Property & Buildings
  Commission
  FSA
  5.38%; 02/01/18                             1,000,000               1,110,940
 Kentucky Turnpike Authority
  AMBAC
  5.50%; 07/01/12                             2,000,000               2,233,040
                                                                      3,343,980
MAINE (0.94%)
 Maine Governmental Facilities
  Authority
  MBIA
  5.38%; 10/01/17                             1,600,000               1,718,096
MASSACHUSETTS (4.27%)
 Commonwealth of Massachusetts
  5.75%; 06/15/15                             2,000,000               2,265,720
 Massachusetts
  5.25%; 01/01/08                             2,000,000               2,169,660
  5.50%; 03/01/12                             3,000,000               3,340,950
                                                                      7,776,330
MICHIGAN (3.87%)
 Michigan Comprehensive
  Transportation
  FSA
  5.25%; 05/15/22                             1,715,000               1,782,177
 Michigan State Building
  Authority
  FSA
  5.00%; 10/15/10                             2,000,000               2,178,080
 Michigan State Trunk Line
  FSA
  5.25%; 10/01/21                             1,000,000               1,047,040
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                             2,000,000               2,035,880
                                                                      7,043,177
MINNESOTA (1.19%)
 Minnesota
  5.00%; 10/01/07                             2,000,000               2,172,440
MISSISSIPPI (1.23%)
 Mississippi
  5.50%; 09/01/10                             2,000,000               2,240,760
NEVADA (1.11%)
 Nevada
  5.25%; 09/15/27                             2,000,000               2,026,880
NEW HAMPSHIRE (1.16%)
 New Hampshire Health &
  Education Facilities Authority
  FSA
  5.50%; 08/01/27                             2,000,000               2,105,600
                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NEW YORK (8.83%)
 City of New York
  XLCA
                                             $                     $
  6.25%; 08/01/08                               750,000                 818,190
  6.25%; 04/15/17                             1,500,000               1,661,730
 Long Island Power Authority
  5.25%; 06/01/12                             3,000,000               3,198,510
 New York State Dormitory
  Authority
  AMBAC
  6.13%; 07/01/12                             2,000,000               2,279,360
 New York State Dormitory
  Authority
  MBIA
  5.25%; 10/01/23                             1,500,000               1,566,300
 New York State Thruway
  Authority
  MBIA
  5.50%; 04/01/12                             3,000,000               3,344,340
 Tobacco Settlement Financing
  Authority
  5.50%; 06/01/14                             2,000,000               2,144,360
 United Nations Development
  5.25%; 07/01/14                             1,000,000               1,051,970
                                                                     16,064,760
NORTH CAROLINA (0.83%)
 Haywood County, North Carolina
  Champion International
  5.50%; 10/01/18                             1,500,000               1,515,270
OHIO (0.62%)
 Summit County, Ohio
  FGIC
  5.50%; 12/01/13                             1,000,000               1,120,630
OKLAHOMA (3.43%)
 Grand River Dam Authority
  FSA
  5.00%; 06/01/12                             3,500,000               3,788,400
 Tulsa Industrial Authority
  St. John Medical Center
  6.25%; 02/15/06                             1,280,000               1,377,344
  6.25%; 02/15/06                             1,000,000               1,076,050
                                                                      6,241,794
PENNSYLVANIA (3.75%)
 Pennsylvania
  FSA
  5.50%; 05/01/17                             3,000,000               3,277,410
 Pennsylvania
  MBIA
  5.25%; 02/01/11                             2,000,000               2,207,500
 Pennsylvania Industrial
  Development Authority
  AMBAC
  5.50%; 07/01/21                             1,250,000               1,350,387
                                                                      6,835,297
RHODE ISLAND (0.62%)
 Rhode Island
  FGIC
  5.50%; 08/01/11                             1,000,000               1,121,630
                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
SOUTH CAROLINA (5.33%)
 South Carolina
                                             $                     $
  5.75%; 01/01/13                             3,000,000               3,341,700
 South Carolina Public Service
  FSA
  5.38%; 01/01/16                             3,000,000               3,230,430
 South Carolina State Public
  Service Authority
  AMBAC
  5.00%; 01/01/18                             3,000,000               3,133,140
                                                                      9,705,270
TEXAS (14.53%)
 Brazos River Authority
  Houston Industries; AMBAC
  5.13%; 05/01/19                             2,000,000               2,071,120
 Guadalupe-Blanco River
  Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                             2,500,000               2,578,125
 Harris County, Texas
  5.50%; 08/15/20                             2,000,000               2,147,440
 Houston, Texas Water & Sewer
  FGIC
  5.38%; 12/01/27                             3,000,000               3,066,630
 Lower Colorado River Authority
  FSA
  6.00%; 05/15/13                             2,500,000               2,821,125
 Lower Colorado River Authority
  MBIA
  5.38%; 05/15/20                             3,000,000               3,181,020
 Red River Authority
  MBIA
  6.00%; 06/01/20                             1,000,000               1,083,480
 San Antonio, Texas
  FSA
  5.50%; 05/15/17                             2,090,000               2,266,480
 Texas State Department Of
  Housing & Community Affairs
  5.70%; 01/01/33                             2,880,000               2,984,573
 Texas Technical University
  MBIA
  5.50%; 08/15/12                             2,000,000               2,210,560
 University of Texas
  5.25%; 07/01/17                             1,905,000               2,032,006
                                                                     26,442,559
UTAH (1.84%)
 Utah
  5.38%; 07/01/11                             3,000,000               3,349,770
WASHINGTON (1.21%)
 Washington
  5.50%; 01/01/11                             2,000,000               2,201,020
WEST VIRGINIA (4.26%)
 Braxton County, West Virginia
  Weyerhaeuser
  6.13%; 04/01/26                             3,000,000               3,107,010
                                  Principal

                                  Amount                              Value

--------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
WEST VIRGINIA (CONTINUED)
 Marshall County, West Virginia
  Ohio Power; MBIA
                                             $                     $
  5.90%; 04/01/22                             2,500,000               2,527,575
 Pleasants County, West Virginia
  Potomac Edison; MBIA
  6.15%; 05/01/15                             2,000,000               2,122,800
                                                                      7,757,385
WISCONSIN (2.03%)
 Manitowoc, Wisconsin
  FGIC
  5.25%; 10/01/21                             2,495,000               2,627,959
 Wisconsin Health & Educational
  Facilities
  Franciscan Skemp Medical
  Center
  6.13%; 11/15/15                             1,000,000               1,069,810
                                                                      3,697,769
                                TOTAL TAX-EXEMPT BONDS              178,898,918

                                  Shares

                                  Held                                Value

--------------------------------------------------------------------------------------
OTHER (0.50%)
 Municipal Fund for Temporary
  Investment-Blackrock                                             $
  Institutional Funds                           910,000                 910,000
                                           TOTAL OTHER                  910,000
                                                                   ------------

                  TOTAL PORTFOLIO INVESTMENTS (98.79%)              179,808,918
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (1.21%)                                                  2,202,978
                            TOTAL NET ASSETS (100.00%)             $182,011,896
                                                                   --------------

/1/ Non-income producing security.
                                       144

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002         2001       2000        1999
                          ----          ----      ----         ----       ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.89       $10.63    $12.17       $14.50     $15.13      $15.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.16     0.20/(g)/     0.29       0.32        0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         1.26     (1.51)/(g)/  (2.13)      0.02        0.34
                           ----         ----     -----        -----       ----        ----
 Total From Investment
            Operations     0.45         1.42     (1.31)       (1.84)      0.34        0.74
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.16)    (0.23)       (0.28)     (0.33)      (0.44)
 Distributions from
  Realized Gains......       --           --        --        (0.21)     (0.64)      (0.45)
  ----                                                        -----      -----       -----
   Total Dividends and
         Distributions    (0.09)       (0.16)    (0.23)       (0.49)     (0.97)      (0.89)
                          -----        -----     -----        -----      -----       -----
Net Asset Value, End
 of Period............   $12.25       $11.89    $10.63       $12.17     $14.50      $15.13
                         ======       ======    ======       ======     ======      ======
Total Return /(b)/ ...     3.80%/(e)/  13.52%   (10.94)%     (12.91)%     2.40%       4.85%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $85,041      $82,198   $77,483      $80,547    $94,763    $112,329
 Ratio of Expenses to
  Average Net Assets..     1.38%/(f)/   1.46%     1.42%        1.35%      1.32%       1.28%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.39%/(f)/   1.47%     1.43%          --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.30%/(f)/   1.42%     1.71%/(g)/   2.14%      2.26%       2.67%
 Portfolio Turnover
  Rate................    138.7%/(f)/  117.0%     88.1%       107.5%      54.4%       24.2%

                          2004/(D)/     2003      2002         2001       2000        1999
                          ----          ----      ----         ----       ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.84       $10.59    $12.12       $14.43     $15.06      $15.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.07     0.12/(h)/     0.19       0.21        0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         1.26     (1.51)/(h)/  (2.11)      0.02        0.32
                           ----         ----     -----        -----       ----        ----
 Total From Investment
            Operations     0.40         1.33     (1.39)       (1.92)      0.23        0.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.08)    (0.14)       (0.18)     (0.22)      (0.32)
 Distributions from
  Realized Gains......       --           --        --        (0.21)     (0.64)      (0.45)
  ----                                                        -----      -----       -----
   Total Dividends and
         Distributions    (0.05)       (0.08)    (0.14)       (0.39)     (0.86)      (0.77)
                          -----        -----     -----        -----      -----       -----
Net Asset Value, End
 of Period............   $12.19       $11.84    $10.59       $12.12     $14.43      $15.06
                         ======       ======    ======       ======     ======      ======
Total Return /(b)/ ...     3.36%/(e)/  12.63%   (11.55)%     (13.53)%     1.61%       4.02%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,431      $15,405   $14,658      $17,900    $20,680     $23,570
 Ratio of Expenses to
  Average Net Assets..     2.14%/(f)/   2.25%     2.12%        2.05%      2.12%       2.02%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.14%/(f)/   2.25%     2.13%          --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%/(f)/   0.64%     1.02%/(h)/   1.44%      1.46%       1.93%
 Portfolio Turnover
  Rate................    138.7%/(f)/  117.0%     88.1%       107.5%      54.4%       24.2%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Prior periods have not been restated to reflect this change in presentation.
/(h) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .08%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/      2003       2002          2001       2000        1999
                           ----           ----       ----          ----       ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.99        $10.97     $11.11        $10.25     $10.66      $11.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.22          0.45      0.51/(f)/      0.61       0.72        0.70
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)         0.06      (0.11)/(f)/    0.88      (0.40)      (0.91)
                           -----          ----      -----          ----      -----       -----
 Total From Investment
            Operations      0.15          0.51       0.40          1.49       0.32       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.49)     (0.54)        (0.63)     (0.73)      (0.69)
 Distributions from
  Realized Gains......        --            --         --            --         --       (0.03)
   ----                                                                                  -----
   Total Dividends and
         Distributions     (0.24)        (0.49)     (0.54)        (0.63)     (0.73)      (0.72)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $10.90        $10.99     $10.97        $11.11     $10.25      $10.66
                          ======        ======     ======        ======     ======      ======
Total Return /(b)/ ...      1.36%/(d)/    4.68%      3.83%        14.96%      3.23%      (1.92)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $180,605      $184,971   $186,723      $143,818   $124,630    $145,975
 Ratio of Expenses to
  Average Net Assets..      1.02%/(e)/    1.03%      1.06%         1.05%      1.06%       1.04%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.92%/(e)/    4.00%      4.73%/(f)/    5.67%      6.96%       6.25%
 Portfolio Turnover
  Rate................     160.6%/(e)/    79.7%      78.9%        152.0%      60.7%       48.9%

                           2004/(C)/      2003       2002          2001       2000        1999
                           ----           ----       ----          ----       ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.98        $10.97     $11.11        $10.24     $10.65      $11.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.35      0.43/(g)/      0.54       0.64        0.61
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.06)         0.07      (0.11)/(g)/    0.88      (0.39)      (0.91)
                           -----          ----      -----          ----      -----       -----
 Total From Investment
            Operations      0.11          0.42       0.32          1.42       0.25       (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.41)     (0.46)        (0.55)     (0.66)      (0.60)
 Distributions from
  Realized Gains......        --            --         --            --         --       (0.03)
   ----                                                                                  -----
   Total Dividends and
         Distributions     (0.20)        (0.41)     (0.46)        (0.55)     (0.66)      (0.63)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $10.89        $10.98     $10.97        $11.11     $10.24      $10.65
                          ======        ======     ======        ======     ======      ======
Total Return /(b)/ ...      0.97%/(d)/    3.86%      3.07%        14.23%      2.45%      (2.68)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $32,426       $33,883    $34,190       $26,348    $22,577     $25,451
 Ratio of Expenses to
  Average Net Assets..      1.79%/(e)/    1.84%      1.83%         1.68%      1.85%       1.79%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.15%/(e)/    3.20%      3.95%/(g)/    5.04%      6.16%       5.50%
 Portfolio Turnover
  Rate................     160.6%/(e)/    79.7%      78.9%        152.0%      60.7%       48.9%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $21.77        $18.48     $20.61      $25.04      $29.58       $31.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12          0.21       0.22        0.20        0.34         0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24          3.30      (2.16)      (3.40)      (2.10)        0.45
                            ----          ----      -----       -----       -----         ----
 Total From Investment
            Operations      1.36          3.51      (1.94)      (3.20)      (1.76)        0.97
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.22)     (0.19)      (0.30)      (0.25)       (0.51)
 Distributions from
  Realized Gains......        --            --         --       (0.93)      (2.53)       (1.95)
   ----                                                         -----       -----        -----
   Total Dividends and
         Distributions     (0.24)        (0.22)     (0.19)      (1.23)      (2.78)       (2.46)
                           -----         -----      -----       -----       -----        -----
Net Asset Value, End
 of Period............    $22.89        $21.77     $18.48      $20.61      $25.04       $29.58
                          ======        ======     ======      ======      ======       ======
Total Return /(b)/ ...      6.27%/(f)/   19.23%     (9.52)%    (13.31)%     (6.20)%       3.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $326,570      $326,089   $333,016    $386,827    $452,251     $573,485
 Ratio of Expenses to
  Average Net Assets..      0.95%/(g)/    1.00%      1.01%       0.95%       0.94%        0.75%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.97%/(g)/    1.01%      1.01%         --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.07%/(g)/    1.05%      1.00%       0.90%       1.38%        1.73%
 Portfolio Turnover
  Rate................     175.5%/(g)/   132.1%     128.8%      126.2%      107.8%        44.5%

                           2004/(E)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $21.51        $18.30     $20.38      $24.76      $29.41       $30.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02          0.02       0.06        0.03        0.11         0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.23          3.28      (2.12)      (3.37)      (2.09)        0.44
                            ----          ----      -----       -----       -----         ----
 Total From Investment
            Operations      1.25          3.30      (2.06)      (3.34)      (1.98)        0.73
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.09)     (0.02)      (0.11)      (0.14)       (0.27)
 Distributions from
  Realized Gains......        --            --         --       (0.93)      (2.53)       (1.95)
   ----                                                         -----       -----        -----
   Total Dividends and
         Distributions     (0.04)        (0.09)     (0.02)      (1.04)      (2.67)       (2.22)
                           -----         -----      -----       -----       -----        -----
Net Asset Value, End
 of Period............    $22.72        $21.51     $18.30      $20.38      $24.76       $29.41
                          ======        ======     ======      ======      ======       ======
Total Return /(b)/ ...      5.80%/(f)/   18.09%    (10.13)%    (13.96)%     (7.03)%       2.24%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,301       $29,412    $27,235     $32,975     $39,017      $53,169
 Ratio of Expenses to
  Average Net Assets..      1.87%/(g)/    1.97%      1.72%       1.71%       1.82%        1.52%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.89%/(g)/    1.98%      1.72%         --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.16%/(g)/    0.08%      0.29%       0.15%       0.51%        0.96%
 Portfolio Turnover
  Rate................     175.5%/(g)/   132.1%     128.8%      126.2%      107.8%        44.5%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003.
/(d) /Expense ratio without fees paid indirectly.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(D)/      2003       2002       2001       2000        1999
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.002         0.006      0.013      0.043      0.056       0.045
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.002         0.006      0.013      0.043      0.056       0.045
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.002)       (0.006)    (0.013)    (0.043)    (0.056)     (0.045)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.002)       (0.006)    (0.013)    (0.043)    (0.056)     (0.045)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.19%/(e)/    0.59%      1.36%      4.44%      5.71%       4.56%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $319,419      $346,292   $397,386   $412,409   $390,154    $352,675
 Ratio of Expenses to
  Average Net Assets..      0.72%/(f)/    0.75%      0.72%      0.70%      0.70%       0.69%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.39%/(f)/    0.59%      1.35%      4.33%      5.54%       4.45%

                           2004/(D)/      2003       2002       2001       2000        1999
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --         0.003      0.009      0.037      0.049       0.039
   ----                                  -----      -----      -----      -----       -----
 Total From Investment
            Operations        --         0.003      0.009      0.037      0.049       0.039
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --        (0.003)    (0.009)    (0.037)    (0.049)     (0.039)
   ----                                 ------     ------     ------     ------      ------
   Total Dividends and
         Distributions        --        (0.003)    (0.009)    (0.037)    (0.049)     (0.039)
   ----                                 ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.00%/(e)/    0.25%      0.88%      3.71%      5.01%       4.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,701        $7,695     $8,715     $6,655     $5,318      $6,330
 Ratio of Expenses to
  Average Net Assets..      1.10%/(f)/    1.09%      1.27%      1.40%      1.33%       1.19%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.24%/(f)/    1.10%        --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.00%/(f)/    0.25%      0.87%      3.59%      4.87%       4.00%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/     2003      2002       2001        2000       1999
                          ----          ----      ----       ----        ----       ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $9.38        $8.57    $10.69     $18.40      $17.86     $16.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.17         0.36      0.31       0.20        0.27       0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.81     (2.14)     (4.05)       1.68       2.00
                          -----         ----     -----      -----        ----       ----
 Total From Investment
            Operations     0.11         1.17     (1.83)     (3.85)       1.95       2.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.36)    (0.29)     (0.20)      (0.27)     (0.34)
 Distributions from
  Realized Gains......       --           --        --      (3.66)      (1.14)     (0.24)
  ----                                                      -----       -----      -----
   Total Dividends and
         Distributions    (0.18)       (0.36)    (0.29)     (3.86)      (1.41)     (0.58)
                          -----        -----     -----      -----       -----      -----
Net Asset Value, End
 of Period............    $9.31        $9.38     $8.57     $10.69      $18.40     $17.86
                          =====        =====     =====     ======      ======     ======
Total Return /(c)/ ...     1.05%/(f)/  13.86%   (17.30)%   (25.74)%     12.09%     14.74%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $61,665      $60,703   $57,881    $72,581    $101,352    $99,857
 Ratio of Expenses to
  Average Net Assets..     1.36%/(g)/   1.46%     1.48%      1.31%       1.23%      1.20%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.36%/(g)/     --        --         --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.55%/(g)/   4.02%     3.15%      1.51%       1.59%      1.94%
 Portfolio Turnover
  Rate................    142.8%/(g)/   19.1%     79.4%     106.2%      150.8%      23.5%

                          2004/(E)/     2003      2002       2001        2000       1999
                          ----          ----      ----       ----        ----       ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $9.34        $8.53    $10.64     $18.37      $17.83     $16.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.13         0.28      0.21       0.10        0.14       0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.80     (2.11)     (4.07)       1.69       1.98
                          -----         ----     -----      -----        ----       ----
 Total From Investment
            Operations     0.08         1.08     (1.90)     (3.97)       1.83       2.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.27)    (0.21)     (0.10)      (0.15)     (0.22)
 Distributions from
  Realized Gains......       --           --        --      (3.66)      (1.14)     (0.24)
  ----                                                      -----       -----      -----
   Total Dividends and
         Distributions    (0.14)       (0.27)    (0.21)     (3.76)      (1.29)     (0.46)
                          -----        -----     -----      -----       -----      -----
Net Asset Value, End
 of Period............    $9.28        $9.34     $8.53     $10.64      $18.37     $17.83
                          =====        =====     =====     ======      ======     ======
Total Return /(c)/ ...     0.74%/(f)/  12.85%   (18.02)%   (26.41)%     11.30%     13.85%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,282       $9,775    $9,982    $15,152     $19,624    $18,282
 Ratio of Expenses to
  Average Net Assets..     2.21%/(g)/   2.34%     2.37%      2.15%       2.00%      1.95%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.23%/(g)/     --        --         --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.71%/(g)/   3.14%     2.19%      0.66%       0.82%      1.19%
 Portfolio Turnover
  Rate................    142.8%/(g)/   19.1%     79.4%     106.2%      150.8%      23.5%



/(a) /Effective March 1, 2004, the Principal Utilities Fund, Inc. changed its name to Principal Equity Income Fund, Inc.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/      2003       2002       2001       2000        1999
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.41        $11.74     $11.77     $11.18     $11.10      $11.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.22          0.45       0.60       0.65       0.68        0.69
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)        (0.26)      0.01       0.61       0.07       (0.52)
                           -----         -----       ----       ----       ----       -----
 Total From Investment
            Operations      0.09          0.19       0.61       1.26       0.75        0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.27)        (0.52)     (0.64)     (0.67)     (0.67)      (0.70)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.27)        (0.52)     (0.64)     (0.67)     (0.67)      (0.70)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.23        $11.41     $11.74     $11.77     $11.18      $11.10
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.76%/(d)/    1.59%      5.41%     11.64%      7.09%       1.47%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $285,704      $304,191   $310,506   $243,876   $213,114    $237,811
 Ratio of Expenses to
  Average Net Assets..      0.92%/(e)/    0.93%      0.90%      0.90%      0.94%       0.89%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.85%/(e)/    3.82%      5.11%      5.68%      6.14%       6.04%
 Portfolio Turnover
  Rate................      50.3%/(e)/   181.1%      36.5%      51.9%       6.9%       19.4%

                           2004/(C)/      2003       2002       2001       2000        1999
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.35        $11.67     $11.71     $11.13     $11.05      $11.60
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.35       0.52       0.58       0.58        0.61
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)        (0.24)     (0.01)      0.59       0.09       (0.54)
                           -----         -----      -----       ----       ----       -----
 Total From Investment
            Operations      0.04          0.11       0.51       1.17       0.67        0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.43)     (0.55)     (0.59)     (0.59)      (0.62)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.22)        (0.43)     (0.55)     (0.59)     (0.59)      (0.62)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.17        $11.35     $11.67     $11.71     $11.13      $11.05
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.37%/(d)/    0.91%      4.54%     10.82%      6.32%       0.65%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $57,024       $62,573    $52,839    $36,303    $27,395     $29,751
 Ratio of Expenses to
  Average Net Assets..      1.67%/(e)/    1.70%      1.71%      1.59%      1.75%       1.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.10%/(e)/    3.06%      4.30%      4.98%      5.33%       5.30%
 Portfolio Turnover
  Rate................      50.3%/(e)/   181.1%      36.5%      51.9%       6.9%       19.4%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Six months ended April 30, 2004./
/(d) //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(D)/       2003          2002        2001        2000         1999
                           ----            ----          ----        ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $25.44         $22.10        $27.06      $71.22      $65.57       $56.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.09)        (0.18)      (0.30)      (0.37)        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.00           3.43         (4.78)     (21.79)       8.43         9.56
                            ----           ----         -----      ------        ----         ----
 Total From Investment
            Operations      0.95           3.34         (4.96)     (22.09)       8.06         9.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --            --          --          --        (0.29)
 Distributions from
  Realized Gains......        --             --            --      (22.07)      (2.41)          --
   ----                                                            ------       -----
   Total Dividends and
         Distributions        --             --            --      (22.07)      (2.41)       (0.29)
   ----                                                            ------       -----        -----
Net Asset Value, End
 of Period............    $26.39         $25.44        $22.10      $27.06      $71.22       $65.57
                          ======         ======        ======      ======      ======       ======
Total Return /(b)/ ...      3.73%/(e)/    15.11%       (18.33)%    (41.87)%     12.64%       17.46%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $267,765       $263,119      $243,504    $291,541    $525,175     $493,117
 Ratio of Expenses to
  Average Net Assets..      1.24%/(f)/     1.37%         1.41%       1.30%       1.08%        0.89%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.24%/(f)/     1.37%           --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.41)%/(f)/   (0.42)%       (0.66)%     (0.71)%     (0.52)%       0.33%
 Portfolio Turnover
  Rate................      35.0%/(f)/     46.6%/(g)/    22.4%       33.4%      121.5%        32.4%

                           2004/(D)/       2003          2002        2001        2000         1999
                           ----            ----          ----        ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.49         $21.45        $26.43      $70.41      $65.33       $55.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.16)         (0.28)        (0.41)      (0.24)      (0.89)       (0.17)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.96           3.32         (4.57)     (21.67)       8.38         9.55
                            ----           ----         -----      ------        ----         ----
 Total From Investment
            Operations      0.80           3.04         (4.98)     (21.91)       7.49         9.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --            --          --          --        (0.03)
 Distributions from
  Realized Gains......        --             --            --      (22.07)      (2.41)          --
   ----                                                            ------       -----
   Total Dividends and
         Distributions        --             --            --      (22.07)      (2.41)       (0.03)
   ----                                                            ------       -----        -----
Net Asset Value, End
 of Period............    $25.29         $24.49        $21.45      $26.43      $70.41       $65.33
                          ======         ======        ======      ======      ======       ======
Total Return /(b)/ ...      3.27%/(e)/    14.17%       (18.84)%    (42.21)%     11.79%       16.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $44,737        $47,163       $48,214     $64,111    $110,001      $96,116
 Ratio of Expenses to
  Average Net Assets..      2.08%/(f)/     2.22%         2.05%       1.88%       1.85%        1.50%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.08%/(f)/     2.22%           --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.24)%/(f)/   (1.27)%       (1.30)%     (1.29)%     (1.30)%      (0.28)%
 Portfolio Turnover
  Rate................      35.0%/(f)/     46.6%/(g)/    22.4%       33.4%      121.5%        32.4%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly./
/(d) /Six months ended April 30, 2004.
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Portfolio turnover rate excludes portfolio realignment of approximately
  $7,623,000 from the acquisition of Principal Partners LargeCap Growth Fund, Inc./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.16         $6.77      $6.44      $8.75      $8.56       $6.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03          0.01      (0.05)     (0.03)     (0.10)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68          3.38       0.38      (2.22)      0.31        2.05
                           ----          ----       ----      -----       ----        ----
 Total From Investment
            Operations     0.71          3.39       0.33      (2.25)      0.21        2.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --         --         --      (0.02)         --
 Distributions from
  Realized Gains......       --            --         --      (0.06)        --          --
  ----                                                        -----
   Total Dividends and
         Distributions       --            --         --      (0.06)     (0.02)         --
  ----                                                        -----      -----
Net Asset Value, End
 of Period............   $10.87        $10.16      $6.77      $6.44      $8.75       $8.56
                         ======        ======      =====      =====      =====       =====
Total Return /(b)/ ...     6.99%/(e)/   50.07%      5.12%    (25.85)%     2.36%      30.89%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $31,286       $26,909    $18,029    $15,335    $17,890     $13,401
 Ratio of Expenses to
  Average Net Assets..     2.22%/(f)/    2.57%      2.48%      2.50%      2.49%       2.75%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.25%/(f)/    2.70%      2.77%      2.71%      2.59%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%/(f)/    0.12%     (0.36)%    (0.06)%    (1.05)%     (0.35)%
 Portfolio Turnover
  Rate................    119.8%/(f)/   117.3%     165.4%     120.5%     112.9%       95.8%

                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.76         $6.56      $6.28      $8.60      $8.47       $6.52
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.05)     (0.06)     (0.05)     (0.16)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65          3.25       0.34      (2.21)      0.29        2.02
                           ----          ----       ----      -----       ----        ----
 Total From Investment
            Operations     0.64          3.20       0.28      (2.26)      0.13        1.95
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --      (0.06)        --          --
  ----                                                        -----
   Total Dividends and
         Distributions       --            --         --      (0.06)        --          --
  ----                                                        -----
Net Asset Value, End
 of Period............   $10.40         $9.76      $6.56      $6.28      $8.60       $8.47
                         ======         =====      =====      =====      =====       =====
Total Return /(b)/ ...     6.56%/(e)/   48.78%      4.46%    (26.42)%     1.53%      29.91%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,860        $7,710     $5,241     $4,728     $6,198      $5,051
 Ratio of Expenses to
  Average Net Assets..     2.92%/(f)/    3.29%      3.23%      3.25%      3.22%       3.57%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.94%/(f)/    3.42%      3.50%      3.39%      3.22%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.21)%/(f)/  (0.61)%    (1.13)%    (0.84)%    (1.78)%     (1.12)%
 Portfolio Turnover
  Rate................    119.8%/(f)/   117.3%     165.4%     120.5%     112.9%       95.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit began on the first day of the period ended / /October 31, 2000. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/       2003          2002        2001        2000        1999
                           ----            ----          ----        ----        ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.20          $5.05         $5.75       $8.85      $10.04       $9.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.04          0.02        0.02        0.16        0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.59           1.11         (0.71)      (2.34)       0.20        1.28
                            ----           ----         -----       -----        ----        ----
 Total From Investment
            Operations      0.60           1.15         (0.69)      (2.32)       0.36        1.41
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)            --         (0.01)      (0.05)      (0.23)      (0.11)
 Distributions from
  Realized Gains......        --             --            --       (0.73)      (1.32)      (0.46)
   ----                                                             -----       -----       -----
   Total Dividends and
         Distributions     (0.05)            --         (0.01)      (0.78)      (1.55)      (0.57)
   ----                    -----                        -----       -----       -----       -----
Net Asset Value, End
 of Period............     $6.75          $6.20         $5.05       $5.75       $8.85      $10.04
                           =====          =====         =====       =====       =====      ======
Total Return /(b)/ ...      9.74%/(f)/    22.81%       (11.94)%    (28.64)%      3.04%      16.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $210,402       $200,005      $197,946    $224,177    $325,369    $338,144
 Ratio of Expenses to
  Average Net Assets..      1.42%/(g)/     1.55%         1.57%       1.42%       1.27%       1.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.44%/(g)/     1.55%         1.57%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.44%/(g)/     0.84%         0.32%       0.27%       1.76%       1.35%
 Portfolio Turnover
  Rate................     157.1%/(g)/    100.8%/(h)/    73.5%       93.9%       92.7%       58.7%

                           2004/(E)/       2003          2002        2001        2000        1999
                           ----            ----          ----        ----        ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.05          $4.98         $5.71       $8.78       $9.96       $9.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.01)        (0.03)      (0.03)       0.11        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.58           1.08         (0.70)      (2.31)       0.20        1.27
                            ----           ----         -----       -----        ----        ----
 Total From Investment
            Operations      0.56           1.07         (0.73)      (2.34)       0.31        1.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --            --          --       (0.17)      (0.05)
 Distributions from
  Realized Gains......        --             --            --       (0.73)      (1.32)      (0.46)
   ----                                                             -----       -----       -----
   Total Dividends and
         Distributions        --             --            --       (0.73)      (1.49)      (0.51)
   ----                                                             -----       -----       -----
Net Asset Value, End
 of Period............     $6.61          $6.05         $4.98       $5.71       $8.78       $9.96
                           =====          =====         =====       =====       =====       =====
Total Return /(b)/ ...      9.26%/(f)/    21.49%       (12.78)%    (28.97)%      2.43%      15.27%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,059        $28,498       $28,607     $33,277     $48,692     $48,319
 Ratio of Expenses to
  Average Net Assets..      2.30%/(g)/     2.47%         2.39%       2.08%       1.88%       1.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.32%/(g)/     2.47%         2.40%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.48)%/(g)/   (0.13)%       (0.50)%     (0.41)%      1.13%       0.67%
 Portfolio Turnover
  Rate................     157.1%/(g)/    100.8%/(h)/    73.5%       93.9%       92.7%       58.7%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003./
/(d) /Expense ratio without fees paid indirectly.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes portfolio realignment of approximately
  $4,997,000 from the acquisition of Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.84         $8.39      $9.49     $17.00     $15.32       $9.99
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.02)     (0.05)     (0.23)     (0.32)      (0.12)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.94          3.47      (1.05)     (4.62)      3.51        5.53
                           ----          ----      -----      -----       ----        ----
 Total From Investment
            Operations     1.94          3.45      (1.10)     (4.85)      3.19        5.41
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.01)        --         --         --          --
 Distributions from
  Realized Gains......       --            --         --      (2.66)     (1.51)      (0.08)
  ----                                                        -----      -----       -----
   Total Dividends and
         Distributions       --         (0.01)        --      (2.66)     (1.51)      (0.08)
  ----                                  -----                 -----      -----       -----
Redemption Fees /(a)/        --          0.01         --         --         --          --
  ----                                   ----
Net Asset Value, End
 of Period............   $13.78        $11.84      $8.39      $9.49     $17.00      $15.32
                         ======        ======      =====      =====     ======      ======
Total Return /(b)/ ...    16.39%/(e)/   41.22%    (11.59)%   (33.02)%    21.21%      54.52%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,345       $35,588    $26,821    $28,977    $36,322     $23,612
 Ratio of Expenses to
  Average Net Assets..     2.15%/(f)/    2.62%      2.49%      2.74%      2.46%       2.21%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.19%/(f)/    2.63%      2.49%        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(f)/   (0.22)%    (0.35)%    (1.08)%    (1.41)%     (1.02)%
 Portfolio Turnover
  Rate................    101.3%/(f)/   144.5%      80.3%     151.6%     329.8%      191.5%

                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.31         $8.08      $9.23     $16.72     $15.18       $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)     (0.13)     (0.05)     (0.41)      (0.20)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.86          3.32      (1.02)     (4.78)      3.46        5.49
                           ----          ----      -----      -----       ----        ----
 Total From Investment
            Operations     1.81          3.23      (1.15)     (4.83)      3.05        5.29
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --      (2.66)     (1.51)      (0.08)
  ----                                                        -----      -----       -----
   Total Dividends and
         Distributions       --            --         --      (2.66)     (1.51)      (0.08)
  ----                                                        -----      -----       -----
Net Asset Value, End
 of Period............   $13.12        $11.31      $8.08      $9.23     $16.72      $15.18
                         ======        ======      =====      =====     ======      ======
Total Return /(b)/ ...    16.00%/(e)/   39.98%    (12.46)%   (33.52)%    20.43%      53.42%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,453       $10,251     $7,536     $8,641    $12,539     $10,926
 Ratio of Expenses to
  Average Net Assets..     2.92%/(f)/    3.44%      3.40%      3.46%      3.04%       2.87%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.97%/(f)/    3.46%      3.41%        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%/(f)/  (1.05)%    (1.27)%    (1.83)%    (1.99)%     (1.68)%
 Portfolio Turnover
  Rate................    101.3%/(f)/   144.5%      80.3%     151.6%     329.8%      191.5%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit began on March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002       2001     2000/(G)/
                          ----          ----      ----       ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.80        $6.57     $7.85     $10.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.06      0.05       0.05      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         1.22     (1.29)     (2.74)     0.56
                           ----         ----     -----      -----      ----
 Total From Investment
            Operations     0.45         1.28     (1.24)     (2.69)     0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)    (0.04)     (0.05)       --
 ----                     -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.05)    (0.04)     (0.05)       --
 ----                     -----        -----     -----      -----
Net Asset Value, End
 of Period............    $8.19        $7.80     $6.57      $7.85    $10.59
                          =====        =====     =====      =====    ======
Total Return /(b)/ ...     5.79%/(e)/  19.62%   (15.92)%   (25.46)%    4.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,296      $41,913   $33,538    $15,886    $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/   0.90%     0.90%      0.90%     0.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.04%/(f)/   1.25%     1.20%      1.44%     1.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(f)/   0.89%     0.65%      0.59%     0.76%/(f)/
 Portfolio Turnover
  Rate................     40.7%/(f)/   20.1%     19.3%      39.3%    189.7%/(f)/

                          2004/(D)/     2003      2002       2001     2000/(G)/
                          ----          ----      ----       ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.80        $6.57     $7.84     $10.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.04      0.01       0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.40         1.22     (1.28)     (2.72)     0.54
                           ----         ----     -----      -----      ----
 Total From Investment
            Operations     0.42         1.26     (1.27)     (2.71)     0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.03)       --      (0.01)       --
 -----                    -----        -----                -----
   Total Dividends and
         Distributions    (0.03)       (0.03)       --      (0.01)       --
 -----                    -----        -----                -----
Net Asset Value, End
 of Period............    $8.19        $7.80     $6.57      $7.84    $10.56
                          =====        =====     =====      =====    ======
Total Return /(b)/ ...     5.44%/(e)/  19.20%   (16.18)%   (25.65)%    4.66%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,075       $9,474    $5,684     $4,731    $2,838
 Ratio of Expenses to
  Average Net Assets..     1.25%/(f)/   1.25%     1.25%      1.25%     1.14%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.43%/(f)/   1.71%     1.74%      1.87%     2.44%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.39%/(f)/   0.53%     0.33%      0.23%     0.45%/(f)/
 Portfolio Turnover
  Rate................     40.7%/(f)/   20.1%     19.3%      39.3%    189.7%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. The / /expense limits for each class were increased on November 1, 2000./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from March 1, 2000, date shares first offered, through October 31,
  2000./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(D)/     2003      2002         2001      2000       1999
                           ----          ----      ----         ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.74        $9.86     $9.98        $9.50     $9.54      $9.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.29     0.43/(g)/     0.56      0.59       0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)        0.01     (0.08)/(g)/   0.49     (0.05)     (0.39)
                           -----         ----     -----         ----     -----      -----
 Total From Investment
            Operations      0.07         0.30      0.35         1.05      0.54       0.18
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)       (0.42)    (0.47)       (0.57)    (0.58)     (0.57)
                           -----        -----     -----        -----     -----      -----
   Total Dividends and
         Distributions     (0.22)       (0.42)    (0.47)       (0.57)    (0.58)     (0.57)
                           -----        -----     -----        -----     -----      -----
Net Asset Value, End
 of Period............     $9.59        $9.74     $9.86        $9.98     $9.50      $9.54
                           =====        =====     =====        =====     =====      =====
Total Return /(b)/ ...      0.68%/(e)/   3.04%     3.70%       11.36%     5.94%      1.83%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $103,250      $96,568   $74,719      $37,942   $25,183    $27,096
 Ratio of Expenses to
  Average Net Assets..      0.88%/(f)/   0.93%     0.94%        1.01%     0.99%      1.00%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           --        --           --      1.20%      1.14%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.84%/(f)/   3.02%     4.07%/(g)/   5.69%     6.16%      5.76%
 Portfolio Turnover
  Rate................      29.9%/(f)/   26.2%     97.6%        65.7%     31.5%      20.9%

                           2004/(D)/     2003      2002         2001      2000       1999
                           ----          ----      ----         ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.88       $10.00    $10.11        $9.60     $9.60      $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12         0.26     0.37/(h)/     0.49      0.55       0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.06)       (0.01)    (0.06)/(h)/   0.53     (0.02)     (0.39)
                           -----        -----     -----         ----     -----      -----
 Total From Investment
            Operations      0.06         0.25      0.31         1.02      0.53       0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)       (0.37)    (0.42)       (0.51)    (0.53)     (0.51)
                           -----        -----     -----        -----     -----      -----
   Total Dividends and
         Distributions     (0.20)       (0.37)    (0.42)       (0.51)    (0.53)     (0.51)
                           -----        -----     -----        -----     -----      -----
Net Asset Value, End
 of Period............     $9.74        $9.88    $10.00       $10.11     $9.60      $9.60
                           =====        =====    ======       ======     =====      =====
Total Return /(b)/ ...      0.56%/(e)/   2.54%     3.25%       10.84%     5.69%      1.29%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $17,471      $17,779   $13,387       $6,970    $3,291     $2,696
 Ratio of Expenses to
  Average Net Assets..      1.29%/(f)/   1.35%     1.39%        1.50%     1.34%      1.35%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           --        --           --      1.93%      1.92%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.43%/(f)/   2.60%     3.61%/(h)/   5.17%     5.81%      5.41%
 Portfolio Turnover
  Rate................      29.9%/(f)/   26.2%     97.6%        65.7%     31.5%      20.9%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b)// Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on November 1, 2000./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this / /change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.07 per share, increase net realized and unrealized / /gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.81%. Prior periods have not / /been restated to reflect this change in presentation./
/(h) //Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this / /change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.07 per share, increase net realized and unrealized / /gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.86%. Prior periods have not / /been restated to reflect this change in presentation./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(D)/      2003        2002        2001        2000         1999
                           ----           ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $39.20        $31.01      $33.08      $52.01      $42.12       $39.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14          0.09        0.08       (0.02)      (0.16)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.44          8.20       (1.09)      (3.75)      12.08         2.28
                            ----          ----       -----       -----       -----         ----
 Total From Investment
            Operations      3.58          8.29       (1.01)      (3.77)      11.92         2.22
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.10)      (0.07)         --          --           --
 Distributions from
  Realized Gains......     (1.87)           --       (0.99)     (15.16)      (2.03)          --
   ----                    -----                     -----      ------       -----
   Total Dividends and
         Distributions     (2.05)        (0.10)      (1.06)     (15.16)      (2.03)          --
   ----                    -----         -----       -----      ------       -----
Net Asset Value, End
 of Period............    $40.73        $39.20      $31.01      $33.08      $52.01       $42.12
                          ======        ======      ======      ======      ======       ======
Total Return /(b)/ ...      9.35%/(e)/   26.81%      (3.36)%     (9.14)%     29.21%        5.56%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $437,734      $396,239    $319,410    $319,523    $364,639     $313,984
 Ratio of Expenses to
  Average Net Assets..      1.03%/(f)/    1.19%       1.24%       1.16%       1.17%        1.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.03%/(f)/    1.19%       1.25%         --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.69%/(f)/    0.28%       0.27%       0.20%      (0.36)%      (0.17)%
 Portfolio Turnover
  Rate................      37.3%/(f)/    50.4%       76.2%       66.6%      161.8%        59.9%

                           2004/(D)/      2003        2002        2001        2000         1999
                           ----           ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $37.35        $29.59      $31.75      $50.71      $41.29       $39.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04         (0.05)      (0.15)       0.22       (0.42)       (0.28)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.29          7.81       (1.02)      (4.02)      11.87         2.28
                            ----          ----       -----       -----       -----         ----
 Total From Investment
            Operations      3.33          7.76       (1.17)      (3.80)      11.45         2.00
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (1.87)           --       (0.99)     (15.16)      (2.03)          --
   ----                    -----                     -----      ------       -----
   Total Dividends and
         Distributions     (1.87)           --       (0.99)     (15.16)      (2.03)          --
   ----                    -----                     -----      ------       -----
Net Asset Value, End
 of Period............    $38.81        $37.35      $29.59      $31.75      $50.71       $41.29
                          ======        ======      ======      ======      ======       ======
Total Return /(b)/ ...      9.13%/(e)/   26.23%      (4.00)%     (9.55)%     28.63%        5.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $73,319       $70,586     $64,538     $71,330     $80,721      $68,639
 Ratio of Expenses to
  Average Net Assets..      1.51%/(f)/    1.64%       1.90%       1.61%       1.62%        1.67%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.52%/(f)/    1.64%       1.90%         --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.23%/(f)/   (0.16)%     (0.39)%     (0.25)%     (0.80)%      (0.62)%
 Portfolio Turnover
  Rate................      37.3%/(f)/    50.4%       76.2%       66.6%      161.8%        59.9%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/       2003        2002        2001        2000         1999
                           ----            ----        ----        ----        ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $16.16         $13.59      $17.04      $24.26      $25.25       $21.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02             --       (0.02)      (0.02)       0.04         0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.05           2.57       (3.42)      (6.84)      (0.69)        3.53
                            ----           ----       -----       -----       -----         ----
 Total From Investment
            Operations      1.07           2.57       (3.44)      (6.86)      (0.65)        3.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --       (0.05)       (0.14)
 Distributions from
  Realized Gains......        --             --          --       (0.33)      (0.29)          --
 Tax Return of Capital
  Distributions /(b)/.        --             --       (0.01)      (0.03)         --           --
   ----                                               -----       -----
   Total Dividends and
         Distributions        --             --       (0.01)      (0.36)      (0.34)       (0.14)
   ----                                               -----       -----       -----        -----
Net Asset Value, End
 of Period............    $17.23         $16.16      $13.59      $17.04      $24.26       $25.25
                          ======         ======      ======      ======      ======       ======
Total Return /(c)/ ...      6.62%/(f)/    18.91%     (20.19)%    (28.63)%     (2.60)%      17.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $124,696       $117,931    $104,481    $120,173    $170,462     $184,217
 Ratio of Expenses to
  Average Net Assets..      1.34%/(g)/     1.68%       1.54%       1.50%       1.19%        1.26%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.35%/(g)/     1.69%       1.54%         --        1.33%          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.22%/(g)/     0.00%      (0.08)%     (0.10)%      0.19%        0.63%
 Portfolio Turnover
  Rate................      60.4%/(g)/     87.6%       79.8%       74.4%       73.6%        16.4%

                           2004/(E)/       2003        2002        2001        2000         1999
                           ----            ----        ----        ----        ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $15.60         $13.22      $16.65      $23.89      $25.00       $21.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.11)      (0.13)      (0.16)      (0.14)       (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.01           2.49       (3.30)      (6.72)      (0.67)        3.48
                            ----           ----       -----       -----       -----         ----
 Total From Investment
            Operations      0.96           2.38       (3.43)      (6.88)      (0.81)        3.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --       (0.01)       (0.01)
 Distributions from
  Realized Gains......        --             --          --       (0.33)      (0.29)          --
 Tax Return of Capital
  Distributions /(b)/.        --             --          --       (0.03)         --           --
   ----                                                           -----
   Total Dividends and
         Distributions        --             --          --       (0.36)      (0.30)       (0.01)
   ----                                                           -----       -----        -----
Net Asset Value, End
 of Period............    $16.56         $15.60      $13.22      $16.65      $23.89       $25.00
                          ======         ======      ======      ======      ======       ======
Total Return /(c)/ ...      6.15%/(f)/    18.00%     (20.60)%    (29.16)%     (3.30)%      16.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,541        $29,233     $27,704     $38,531     $54,550      $56,493
 Ratio of Expenses to
  Average Net Assets..      2.18%/(g)/     2.46%       2.10%       2.21%       1.94%        2.04%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.19%/(g)/     2.47%       2.10%         --        2.05%          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.61)%/(g)/   (0.78)%     (0.64)%     (0.81)%     (0.56)%      (0.15)%
 Portfolio Turnover
  Rate................      60.4%/(g)/     87.6%       79.8%       74.4%       73.6%        16.4%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //See "Distributions to Shareholders" in the Notes to Financial
  Statements./
/(c) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(d) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, / /2000./
/(e) //Six months ended April 30, 2004./
/(f) //Total return amounts have not been annualized./
/(g) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002       2001       2000
                          ----           ----       ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.00         $6.12      $7.62     $11.36     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.05)     (0.10)     (0.10)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19          0.93      (1.40)     (3.64)      1.41
                           ----          ----      -----      -----       ----
 Total From Investment
            Operations     0.17          0.88      (1.50)     (3.74)      1.36
                           ----          ----      -----      -----       ----
Net Asset Value, End
 of Period............    $7.17         $7.00      $6.12      $7.62     $11.36
                          =====         =====      =====      =====     ======
Total Return /(b)/ ...     2.43%/(e)/   14.38%    (19.69)%   (32.92)%    13.60%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,419       $43,061    $37,451    $38,303    $49,794
 Ratio of Expenses to
  Average Net Assets..     1.63%/(f)/    1.89%      1.98%      1.90%      1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.75%/(f)/    1.99%        --         --       1.99%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.68)%/(f)/  (0.74)%    (1.07)%    (1.10)%    (0.68)%/(f)/
 Portfolio Turnover
  Rate................    146.9%/(f)/   124.7%     138.9%      86.4%      62.0%/(f)/

                          2004/(D)/      2003       2002       2001       2000
                          ----           ----       ----       ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.79         $5.99      $7.52     $11.28     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)     (0.11)     (0.13)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.19          0.89      (1.42)     (3.63)      1.38
                           ----          ----      -----      -----       ----
 Total From Investment
            Operations     0.14          0.80      (1.53)     (3.76)      1.28
                           ----          ----      -----      -----       ----
Net Asset Value, End
 of Period............    $6.93         $6.79      $5.99      $7.52     $11.28
                          =====         =====      =====      =====     ======
Total Return /(b)/ ...     2.06%/(e)/   13.36%    (20.35)%   (33.33)%    12.80%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,505       $14,849    $12,939    $15,419    $19,430
 Ratio of Expenses to
  Average Net Assets..     2.34%/(f)/    2.65%      2.76%      2.63%      2.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.46%/(f)/    2.72%        --         --       2.61%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.39)%/(f)/  (1.50)%    (1.85)%    (1.82)%    (1.41)%/(f)/
 Portfolio Turnover
  Rate................    146.9%/(f)/   124.7%     138.9%      86.4%      62.0%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, / /2000. The expense limit began again on March 1, 2003 and decreased on March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002      2001/(G)/
                          ----           ----       ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.14         $7.97      $9.00     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --            --      (0.01)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47          1.17      (1.02)     (1.00)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.47          1.17      (1.03)     (1.00)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $9.61         $9.14      $7.97      $9.00
                          =====         =====      =====      =====
Total Return /(b)/ ...     5.14%/(e)/   14.68%    (11.44)%   (10.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,523       $33,155    $18,781     $7,694
 Ratio of Expenses to
  Average Net Assets..     1.50%/(f)/    1.79%      1.95%      1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.55%/(f)/    1.82%      1.98%      2.25%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(f)/    0.06%     (0.02)%    (0.09)%/(f)/
 Portfolio Turnover
  Rate................    166.4%/(f)/    33.0%      67.5%      56.9%/(f)/

                          2004/(D)/      2003       2002      2001/(G)/
                          ----           ----       ----      ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.95         $7.87      $8.94     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.05)     (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46          1.13      (1.04)     (1.02)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.43          1.08      (1.07)     (1.06)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $9.38         $8.95      $7.87      $8.94
                          =====         =====      =====      =====
Total Return /(b)/ ...     4.80%/(e)/   13.72%    (11.97)%   (10.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,787       $14,702     $6,552     $2,670
 Ratio of Expenses to
  Average Net Assets..     2.23%/(f)/    2.49%      2.70%      2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.26%/(f)/    2.55%      2.78%      3.01%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.65)%/(f)/  (0.64)%    (0.77)%    (0.84)%/(f)/
 Portfolio Turnover
  Rate................    166.4%/(f)/    33.0%      67.5%      56.9%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. Expense limits for each class were decreased on March 1, 2003 / /and March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from December 22, 2000, date shares first offered, through October
  31, 2001./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.94         $8.89     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04          0.08      0.03      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.70          2.00     (1.00)    (0.04)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.74          2.08     (0.97)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.03)    (0.03)       --
 Distributions from
  Realized Gains......       --            --     (0.09)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.07)        (0.03)    (0.12)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $11.61        $10.94     $8.89     $9.98
                         ======        ======     =====     =====
Total Return /(b)/ ...     6.80%/(e)/   23.51%    (9.89)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $41,035       $34,298   $21,677    $8,146
 Ratio of Expenses to
  Average Net Assets..     1.48%/(f)/    1.73%     1.90%     1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.51%/(f)/    1.76%     1.90%     2.04%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%/(f)/    0.81%     0.45%     0.43%/(f)/
 Portfolio Turnover
  Rate................     24.7%/(f)/    18.5%     10.5%     35.1%/(f)/

                          2004/(D)/      2003      2002     2001/(G)/
                          ----           ----      ----     ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.78         $8.79     $9.92    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.01     (0.01)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.69          1.98     (1.03)    (0.06)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.69          1.99     (1.04)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --     (0.09)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.09)       --
 -----                                            -----
Net Asset Value, End
 of Period............   $11.47        $10.78     $8.79     $9.92
                         ======        ======     =====     =====
Total Return /(b)/ ...     6.40%/(e)/   22.64%   (10.62)%   (0.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,138       $13,196    $7,439    $2,786
 Ratio of Expenses to
  Average Net Assets..     2.21%/(f)/    2.48%     2.70%     2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.23%/(f)/    2.51%     2.71%     2.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.02)%/(f)/   0.06%    (0.35)%   (0.33)%/(f)/
 Portfolio Turnover
  Rate................     24.7%/(f)/    18.5%     10.5%     35.1%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. Expense limits for each class were decreased on March 1, 2003 / /and March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from December 22, 2000, date shares first offered, through October
  31, 2001./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002       2001      2000/(G)/
                          ----           ----       ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.07         $3.61      $4.55      $9.09     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.07)     (0.08)     (0.10)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02          1.53      (0.86)     (4.44)     (0.87)
                           ----          ----      -----      -----      -----
 Total From Investment
            Operations    (0.02)         1.46      (0.94)     (4.54)     (0.91)
                          -----          ----      -----      -----      -----
Net Asset Value, End
 of Period............    $5.05         $5.07      $3.61      $4.55      $9.09
                          =====         =====      =====      =====      =====
Total Return /(b)/ ...    (0.39)%/(e)/  40.44%    (20.66)%   (49.94)%   (12.68)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,539       $22,206    $12,745    $11,207    $11,875
 Ratio of Expenses to
  Average Net Assets..     1.80%/(f)/    1.95%      1.95%      1.95%      1.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.91%/(f)/    2.39%      2.40%      2.67%      2.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.55)%/(f)/  (1.72)%    (1.74)%    (1.64)%    (1.40)%/(f)/
 Portfolio Turnover
  Rate................    164.4%/(f)/   175.6%     234.9%     334.0%     265.5%/(f)/

                          2004/(D)/      2003       2002       2001      2000/(G)/
                          ----           ----       ----       ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.97         $3.54      $4.49      $9.04     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.10)     (0.08)     (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02          1.53      (0.87)     (4.47)     (0.89)
                           ----          ----      -----      -----      -----
 Total From Investment
            Operations    (0.04)         1.43      (0.95)     (4.55)     (0.96)
                          -----          ----      -----      -----      -----
Net Asset Value, End
 of Period............    $4.93         $4.97      $3.54      $4.49      $9.04
                          =====         =====      =====      =====      =====
Total Return /(b)/ ...    (0.80)%/(e)/  40.40%    (21.16)%   (50.33)%   (13.16)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,283        $8,528     $4,160     $3,967     $4,093
 Ratio of Expenses to
  Average Net Assets..     2.54%/(f)/    2.70%      2.70%      2.70%      2.54%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.63%/(f)/    3.17%      3.32%      3.45%      3.22%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.29)%/(f)/  (2.47)%    (2.49)%    (2.40)%    (2.18)%/(f)/
 Portfolio Turnover
  Rate................    164.4%/(f)/   175.6%     234.9%     334.0%     265.5%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit began on the first day of the period ended / /October 31, 2000. The expense limits for each class were increased on November 1, 2000 and deceased on March 1, 2004./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from March 1, 2000, date shares first offered, through October 31,
  2000./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003      2002      2001/(G)/
                          ----           ----      ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.43         $3.99     $6.24     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.07)    (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.10)         1.51     (2.17)     (3.69)
                          -----          ----     -----      -----
 Total From Investment
            Operations    (0.15)         1.44     (2.25)     (3.76)
                          -----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.28         $5.43     $3.99      $6.24
                          =====         =====     =====      =====
Total Return /(b)/ ...    (2.76)%/(e)/  36.09%   (36.06)%   (37.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,061       $10,108    $4,899     $4,107
 Ratio of Expenses to
  Average Net Assets..     1.95%/(f)/    1.95%     1.95%      1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.14%/(f)/    2.88%     2.95%      2.94%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.68)%/(f)/  (1.59)%   (1.69)%    (1.55)%/(f)/
 Portfolio Turnover
  Rate................     69.3%/(f)/    72.2%    303.3%     144.5%/(f)/

                          2004/(D)/      2003      2002      2001/(G)/
                          ----           ----      ----      ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.31         $3.93     $6.20     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.10)    (0.08)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)         1.48     (2.19)     (3.69)
                          -----          ----     -----      -----
 Total From Investment
            Operations    (0.16)         1.38     (2.27)     (3.80)
                          -----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.15         $5.31     $3.93      $6.20
                          =====         =====     =====      =====
Total Return /(b)/ ...    (3.01)%/(e)/  35.11%   (36.61)%   (38.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,533        $4,402    $1,579     $1,230
 Ratio of Expenses to
  Average Net Assets..     2.70%/(f)/    2.70%     2.70%      2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.89%/(f)/    3.76%     3.98%      3.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.43)%/(f)/  (2.34)%   (2.43)%    (2.29)%/(f)/
 Portfolio Turnover
  Rate................     69.3%/(f)/    72.2%    303.3%     144.5%/(f)/



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
/(g) //Period from December 22, 2000, date shares first offered, through October
  31, 2001./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002      2001     2000      1999
                          ----          ----      ----      ----     ----      ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $13.06       $10.03     $9.45     $9.03    $7.73     $8.39
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.11         0.34      0.30      0.34     0.35      0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31         3.01      0.57      0.42     1.30     (0.67)
                           ----         ----      ----      ----     ----     -----
 Total From Investment
            Operations     0.42         3.35      0.87      0.76     1.65     (0.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.32)    (0.29)    (0.34)   (0.35)    (0.30)
 Distributions from
  Realized Gains......    (0.22)          --        --        --       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.38)       (0.32)    (0.29)    (0.34)   (0.35)    (0.30)
                          -----        -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.10       $13.06    $10.03     $9.45    $9.03     $7.73
                         ======       ======    ======     =====    =====     =====
Total Return /(c)/ ...     3.10%/(f)/  34.00%     9.13%     8.49%   21.86%    (4.38)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,775      $46,131   $29,198   $12,700   $9,439    $6,459
 Ratio of Expenses to
  Average Net Assets..     1.62%/(g)/   1.82%     1.76%     1.97%    1.88%     2.19%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.63%/(g)/     --        --        --     2.17%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.63%/(g)/   3.05%     2.87%     3.57%    4.28%     3.77%
 Portfolio Turnover
  Rate................    106.2%/(g)/   58.4%     65.4%     69.5%    79.8%     55.1%

                          2004/(E)/     2003      2002      2001     2000      1999
                          ----          ----      ----      ----     ----      ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $12.98        $9.98     $9.41     $9.00    $7.71     $8.38
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.07         0.26      0.23      0.28     0.30      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         2.98      0.57      0.42     1.29     (0.66)
                           ----         ----      ----      ----     ----     -----
 Total From Investment
            Operations     0.37         3.24      0.80      0.70     1.59     (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.24)    (0.23)    (0.29)   (0.30)    (0.25)
 Distributions from
  Realized Gains......    (0.22)          --        --        --       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.33)       (0.24)    (0.23)    (0.29)   (0.30)    (0.25)
                          -----        -----     -----     -----    -----     -----
Net Asset Value, End
 of Period............   $13.02       $12.98     $9.98     $9.41    $9.00     $7.71
                         ======       ======     =====     =====    =====     =====
Total Return /(c)/ ...     2.80%/(f)/  32.95%     8.38%     7.76%   21.00%    (5.10)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,628      $15,232    $8,982    $5,663   $4,488    $3,351
 Ratio of Expenses to
  Average Net Assets..     2.30%/(g)/   2.51%     2.47%     2.58%    2.62%     2.98%
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.31%/(g)/     --        --        --     2.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(g)/   2.34%     2.26%     2.97%    3.53%     2.98%
 Portfolio Turnover
  Rate................    106.2%/(g)/   58.4%     65.4%     69.5%    79.8%     55.1%



/(a) //Effective March 1, 2004, Principal Real Estate Fund, Inc. changed its name to Principal Real Estate Securities Fund, Inc./
/(b) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(c) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(d) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, / /2000./
/(e) //Six months ended April 30, 2004./
/(f) //Total return amounts have not been annualized./
/(g) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.28         $6.23      $7.60     $11.24     $11.34       $8.43
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.06)     (0.12)     (0.11)     (0.11)      (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45          2.11      (1.25)     (1.91)      1.27        3.02
                           ----          ----      -----      -----       ----        ----
 Total From Investment
            Operations     0.41          2.05      (1.37)     (2.02)      1.16        2.91
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --      (1.62)     (1.26)         --
  ----                                                        -----      -----
   Total Dividends and
         Distributions       --            --         --      (1.62)     (1.26)         --
  ----                                                        -----      -----
Net Asset Value, End
 of Period............    $8.69         $8.28      $6.23      $7.60     $11.24      $11.34
                          =====         =====      =====      =====     ======      ======
Total Return /(b)/ ...     4.95%/(e)/   32.91%    (18.03)%   (19.37)%     9.89%      34.52%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $79,339       $73,671    $56,334    $53,763    $60,660     $41,598
 Ratio of Expenses to
  Average Net Assets..     1.71%/(f)/    1.98%      1.94%      1.87%      1.75%       1.92%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.72%/(f)/    1.98%      1.95%        --       1.76%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.90)%/(f)/  (0.85)%    (0.93)%    (0.80)%    (0.61)%     (1.04)%
 Portfolio Turnover
  Rate................    212.3%/(f)/   165.6%     218.2%     154.9%     138.4%      100.7%

                          2004/(D)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.90         $5.99      $7.36     $11.02     $11.21       $8.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.10)     (0.09)     (0.06)     (0.10)      (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43          2.01      (1.28)     (1.98)      1.17        2.91
                           ----          ----      -----      -----       ----        ----
 Total From Investment
            Operations     0.36          1.91      (1.37)     (2.04)      1.07        2.80
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --      (1.62)     (1.26)         --
  ----                                                        -----      -----
   Total Dividends and
         Distributions       --            --         --      (1.62)     (1.26)         --
  ----                                                        -----      -----
Net Asset Value, End
 of Period............    $8.26         $7.90      $5.99      $7.36     $11.02      $11.21
                          =====         =====      =====      =====     ======      ======
Total Return /(b)/ ...     4.56%/(e)/   31.89%    (18.61)%   (20.05)%     9.14%      33.29%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,349       $22,036    $15,624    $17,342    $19,022     $14,158
 Ratio of Expenses to
  Average Net Assets..     2.42%/(f)/    2.70%      2.75%      2.74%      2.41%       2.63%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.43%/(f)/    2.70%      2.75%        --       2.41%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.61)%/(f)/  (1.58)%    (1.73)%    (1.67)%    (1.27)%     (1.75)%
 Portfolio Turnover
  Rate................    212.3%/(f)/   165.6%     218.2%     154.9%     138.4%      100.7%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, / /2000./
/(d) //Six months ended April 30, 2004./
/(e) //Total return amounts have not been annualized./
/(f) //Computed on an annualized basis./
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/      2003       2002          2001       2000        1999
                           ----           ----       ----          ----       ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.31        $12.29     $12.10        $11.65     $11.69      $12.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.47      0.48/(f)/      0.54       0.59        0.60
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.15)         0.05      0.18/(f)/      0.51       0.06       (0.90)
                           -----          ----      ----           ----       ----       -----
 Total From Investment
            Operations      0.08          0.52       0.66          1.05       0.65       (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.45)     (0.47)        (0.55)     (0.58)      (0.59)
 Distributions from
  Realized Gains......     (0.03)        (0.05)        --         (0.05)     (0.11)      (0.01)
   ----                    -----         -----                    -----      -----       -----
   Total Dividends and
         Distributions     (0.25)        (0.50)     (0.47)        (0.60)     (0.69)      (0.60)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $12.14        $12.31     $12.29        $12.10     $11.65      $11.69
                          ======        ======     ======        ======     ======      ======
Total Return /(b)/ ...      0.66%/(d)/    4.25%      5.64%         9.28%      5.81%      (2.51)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $170,466      $178,379   $183,100      $167,016   $163,846    $186,973
 Ratio of Expenses to
  Average Net Assets..      0.79%/(e)/    0.81%      0.77%         0.82%      0.88%       0.80%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.68%/(e)/    3.71%      4.02%/(f)/    4.59%      5.12%       4.84%
 Portfolio Turnover
  Rate................      59.7%/(e)/    31.2%      60.0%         51.8%       7.6%       15.6%

                           2004/(C)/      2003       2002          2001       2000        1999
                           ----           ----       ----          ----       ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.36        $12.32     $12.16        $11.71     $11.70      $12.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.38      0.38/(g)/      0.48       0.57        0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.15)         0.07      0.17/(g)/      0.51       0.07       (0.89)
                           -----          ----      ----           ----       ----       -----
 Total From Investment
            Operations      0.05          0.45       0.55          0.99       0.64       (0.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.36)     (0.39)        (0.49)     (0.52)      (0.52)
 Distributions from
  Realized Gains......     (0.03)        (0.05)        --         (0.05)     (0.11)      (0.01)
   ----                    -----         -----                    -----      -----       -----
   Total Dividends and
         Distributions     (0.22)        (0.41)     (0.39)        (0.54)     (0.63)      (0.53)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $12.19        $12.36     $12.32        $12.16     $11.71      $11.70
                          ======        ======     ======        ======     ======      ======
Total Return /(b)/ ...      0.35%/(d)/    3.68%      4.67%         8.70%      5.69%      (3.01)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $11,546       $13,254    $13,848       $12,122    $10,744     $11,480
 Ratio of Expenses to
  Average Net Assets..      1.27%/(e)/    1.44%      1.60%         1.33%      1.37%       1.32%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.21%/(e)/    3.07%      3.19%/(g)/    4.07%      4.60%       4.32%
 Portfolio Turnover
  Rate................      59.7%/(e)/    31.2%      60.0%         51.8%       7.6%       15.6%



/(a) //Effective November 1, 2002, calculated based on average shares outstanding during the period./
/(b) //Total return is calculated without the front-end sales charge or contingent deferred sales charge./
/(c) //Six months ended April 30, 2004./
/(d) //Total return amounts have not been annualized./
/(e) //Computed on an annualized basis./
/(f) //Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect / /to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio / /of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation./
/(g) //Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect / /to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio / /of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation./
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Each director also has the same position with Principal Variable Contracts Fund, Inc. and Principal Investors Fund, Inc. which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------


                                                      92             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      92             None
 Richard W. Gilbert
 Director since 1985
 Member Audit and        President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 05/08/40

                                                      92             None

                         Executive Vice
 Mark A. Grimmett        President and CFO,
 Director since 2004     Merle Norman
 Member Audit and        Cosmetics, Inc.,
 Nominating Committee    since 2000. Prior
 6310 Deerfield Avenue   thereto, Vice
 San Gabriel,            President and CFO.
 California
 04/03/60

                                                      92
                                                                Casey's General
                                                                  Stores, Inc.
 William C. Kimball
 Director since 1999     Chairman and CEO,
 Member Audit and        Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 4350 Westown Parkway,
 Suite 400
 West Des Moines, Iowa
 11/28/47

                                                      92              None

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO,
 Nominating Committee    Barbican Enterprises,
 Member Executive        Inc. since 1997.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 08/16/49                Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member Executive        1999. Senior Vice
 Committee               President, Principal
 06/14/52                Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
                         Director, Princor and                         None
 Larry D. Zimpleman      Principal Management
 Director and Chairman   Corporation since
 of the Board since      2002. President,
 December 2001           Retirement and
 Member Executive        Investor Services,
 Committee               Principal Life since
 09/07/51                2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Funds and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Funds. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Funds for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Funds is available in the Prospectus and Statement of Additional Information both dated March 1, 2004. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.




                                      168
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Item 2. Code of Ethics.

         Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

         Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

         Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

         None

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of June, 2004.

                                    Principal Real Estate Securities Fund, Inc.
                                                 (Registrant)

                                            /s/ Ralph C. Eucher
                                    By _____________________________________
                                       Ralph C. Eucher, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Signature                         Title                       Date


/s/ R. C. Eucher
_____________________________      President and Director        June 24, 2004
R. C. Eucher                                                   _________________


/s/ Jill R. Brown
_____________________________      Vice President and            June 24, 2004
J. R. Brown                        Chief Financial Officer     _________________